UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity®
Total Bond
Fund

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.85%
Actual		$ 1,000.00	$ 1,012.10	$ 4.24
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Class T	.82%
Actual		$ 1,000.00	$ 1,012.30	$ 4.09
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.54%
Actual		$ 1,000.00	$ 1,007.80	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.16	$ 7.70
Class C	1.52%
Actual		$ 1,000.00	$ 1,008.80	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Total Bond	.45%
Actual		$ 1,000.00	$ 1,014.10	$ 2.25
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,013.70	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 60.6%	U.S. Government and U.S. Government Agency Obligations†† 63.5%
AAA 7.4%	AAA 7.5%
AA 3.0%	AA 3.0%
A 6.7%	A 7.6%
BBB 11.2%	BBB 10.1%
BB and Below 11.5%	BB and Below 11.6%
Not Rated 0.8%	Not Rated 1.5%
Equities 0.2%	Equities 0.0%
Short-Term Investments and Net Other Assets† (1.4)%	Short-Term Investments and Net Other Assets† (4.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.7	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.6	4.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 24.6%		Corporate Bonds 25.6%
	U.S. Government and U.S. Government Agency Obligations 60.6%		U.S. Government and U.S. Government Agency Obligations†† 63.5%
	Asset-Backed Securities 2.5%		Asset-Backed Securities 2.4%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 8.2%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Stocks 0.2%		Stocks 0.0%
	Other Investments 4.9%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets† (1.4)%		Short-Term Investments and Net Other Assets† (4.8)%
* Foreign investments	6.2%	** Foreign investments	6.7%
* Futures and Swaps	1.4%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Corporate Bonds - 24.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 970,000	$ 1,059,822
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	272,700
Inland Real Estate Corp. 4.625% 11/15/26		233,000	233,000
			505,700
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,756,546
TOTAL CONVERTIBLE BONDS			4,322,068
Nonconvertible Bonds - 24.3%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.875% 3/1/17		1,965,000	2,043,600
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		6,978,000	7,160,328
5.875% 3/15/11		2,590,000	2,594,530
Dana Holding Corp.:
6.5% 2/15/19		575,000	582,188
6.75% 2/15/21		385,000	390,775
Tenneco, Inc.:
6.875% 12/15/20 (e)		1,505,000	1,561,438
7.75% 8/15/18		1,400,000	1,498,000
			15,830,859
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21		2,450,000	2,511,250
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(k)		2,935,000	3,140,450
Visant Corp. 10% 10/1/17		1,320,000	1,419,000
			4,559,450
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (e)		765,000	573,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (e)		$ 1,895,000	$ 1,985,013
11.5% 1/15/17 pay-in-kind (e)(k)		2,585,000	2,675,583
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,765,800
Host Marriott LP 6.375% 3/15/15		250,000	255,625
ITT Corp. 7.375% 11/15/15		250,000	280,000
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,194,863
MCE Finance Ltd. 10.25% 5/15/18		2,160,000	2,489,400
MGM Mirage, Inc.:
5.875% 2/27/14		1,050,000	1,010,625
6.625% 7/15/15		2,315,000	2,210,825
6.75% 4/1/13		585,000	592,313
7.5% 6/1/16		2,160,000	2,095,200
7.625% 1/15/17		2,520,000	2,438,100
MGM Resorts International 11.375% 3/1/18		1,490,000	1,691,150
NCL Corp. Ltd. 9.5% 11/15/18 (e)		1,125,000	1,217,813
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	495,225
11.875% 7/15/15		1,450,000	1,783,500
yankee:
7.25% 6/15/16		5,365,000	5,780,788
7.5% 10/15/27		3,070,000	3,039,300
Scientific Games Corp. 7.875% 6/15/16 (e)		1,670,000	1,745,150
Times Square Hotel Trust 8.528% 8/1/26 (e)		345,479	349,797
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,318,238
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15		1,210,000	1,321,925
10.875% 11/15/16		1,045,000	1,175,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		2,300,000	2,426,500
			42,912,108
Household Durables - 0.4%
Controladora Mabe SA CV 7.875% 10/28/19 (e)		775,000	848,625
Fortune Brands, Inc.:
5.375% 1/15/16		770,000	810,101
5.875% 1/15/36		13,297,000	11,757,646
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Fortune Brands, Inc.: - continued
6.375% 6/15/14		$ 10,434,000	$ 11,453,767
Jarden Corp. 6.125% 11/15/22		795,000	775,125
Lennar Corp.:
6.95% 6/1/18		1,155,000	1,149,225
12.25% 6/1/17		1,610,000	1,992,375
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		3,055,000	3,329,950
Standard Pacific Corp.:
8.375% 5/15/18		1,810,000	1,909,550
8.375% 5/15/18 (e)		2,740,000	2,890,700
8.375% 1/15/21 (e)		1,850,000	1,951,750
10.75% 9/15/16		2,370,000	2,796,600
Whirlpool Corp.:
6.125% 6/15/11		845,000	857,595
6.5% 6/15/16		471,000	525,042
			43,048,051
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7.25% 11/15/13		925,000	888,000
Media - 1.8%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,761,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	590,806
Belo Corp. 8% 11/15/16		1,665,000	1,821,011
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,540,800
8.625% 9/15/17		2,915,000	3,264,800
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)(k)		2,835,000	3,068,888
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		8,280,000	8,735,400
Checkout Holding Corp. 0% 11/15/15 (e)		800,000	514,000
Citadel Broadcasting Corp. 7.75% 12/15/18 (e)		2,275,000	2,439,938
Clear Channel Communications, Inc. 9% 3/1/21 (e)		1,790,000	1,823,563
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,503,847
5.15% 3/1/20		435,000	453,501
5.5% 3/15/11		382,000	382,610
5.7% 5/15/18		14,629,000	15,990,667
6.4% 3/1/40		4,490,000	4,671,499
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.45% 3/15/37		$ 2,196,000	$ 2,298,222
6.55% 7/1/39		9,000,000	9,540,648
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,770,126
CSC Holdings LLC:
8.5% 6/15/15		1,055,000	1,155,225
8.625% 2/15/19		860,000	995,450
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,389,650
5.05% 6/1/20		99,000	103,761
6.35% 6/1/40		6,392,000	6,725,285
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)		3,235,000	3,380,575
Insight Communications, Inc. 9.375% 7/15/18 (e)		3,750,000	4,134,375
Liberty Media Corp. 8.25% 2/1/30		245,000	237,650
NBC Universal, Inc.:
3.65% 4/30/15 (e)		3,514,000	3,591,512
5.15% 4/30/20 (e)		11,614,000	11,963,709
6.4% 4/30/40 (e)		18,278,000	19,096,014
Net Servicos de Comunicacao SA 7.5% 1/27/20		735,000	844,368
News America Holdings, Inc. 7.75% 12/1/45		170,000	204,830
News America, Inc.:
6.15% 3/1/37		2,970,000	3,008,649
6.15% 2/15/41 (e)		6,300,000	6,403,685
6.2% 12/15/34		5,330,000	5,496,408
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17		2,140,000	2,332,600
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (e)		4,130,000	4,460,400
11.5% 5/1/16		1,451,000	1,704,925
11.625% 2/1/14		1,515,000	1,783,913
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (e)		2,915,000	3,017,025
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,183,200
7.75% 3/15/16		2,485,000	2,578,188
QVC, Inc. 7.125% 4/15/17 (e)		1,330,000	1,416,450
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,215,674
5.85% 5/1/17		7,607,000	8,375,710
6.2% 7/1/13		2,898,000	3,199,366
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18		$ 13,763,000	$ 15,798,837
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,162,918
4.875% 3/15/20		664,000	681,412
5.875% 11/15/16		368,000	411,719
6.2% 3/15/40		10,492,000	10,689,806
6.5% 11/15/36		9,243,000	9,729,783
Univision Communications, Inc. 8.5% 5/15/21 (e)		3,775,000	3,916,563
Viacom, Inc.:
4.375% 9/15/14		282,000	301,608
6.125% 10/5/17		2,051,000	2,319,804
6.25% 4/30/16		5,600,000	6,425,171
6.75% 10/5/37		1,460,000	1,616,788
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,208,267
			235,433,099
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (e)		3,775,000	3,676,095
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,121,600
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		1,830,000	1,978,596
Staples, Inc. 7.375% 10/1/12		554,000	602,359
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		5,060,000	5,768,400
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		1,200,000	1,260,000
			11,730,955
TOTAL CONSUMER DISCRETIONARY			360,589,867
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,612,555
5.375% 11/15/14 (e)		1,207,000	1,333,676
7.75% 1/15/19 (e)		4,750,000	5,885,583
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,114,784
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	3,891,662
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc. 7.9% 11/1/18		$ 371,000	$ 470,327
The Coca-Cola Co. 3.15% 11/15/20		871,000	811,927
			22,352,264
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		190,000	151,525
7.75% 6/15/26		370,000	305,250
8% 5/1/31		1,225,000	992,250
BFF International Ltd. 7.25% 1/28/20 (e)		700,000	742,000
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)		1,140,000	1,185,600
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		1,930,000	1,944,475
CVS Caremark Corp. 6.302% 6/1/37 (k)		2,088,000	2,056,680
Rite Aid Corp. 9.375% 12/15/15		740,000	688,200
SUPERVALU, Inc. 8% 5/1/16		1,795,000	1,786,025
Tops Markets LLC 10.125% 10/15/15		2,550,000	2,741,250
			12,593,255
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)		9,457,000	10,627,748
Gruma SAB de CV 7.75%		730,000	731,825
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,300,859
5.625% 11/1/11		588,000	606,643
6.125% 2/1/18		10,623,000	11,936,800
6.5% 8/11/17		10,238,000	11,760,821
6.75% 2/19/14		540,000	613,116
			47,577,812
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18 (e)		1,340,000	1,453,900
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	384,088
9.7% 11/10/18		23,631,000	31,109,597
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,062,681
5.65% 5/16/18		7,161,000	8,048,842
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17		$ 3,719,000	$ 4,186,742
7.25% 6/15/37		5,744,000	6,094,315
			59,886,265
TOTAL CONSUMER STAPLES			143,863,496
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (e)		1,570,000	1,609,250
DCP Midstream LLC 5.35% 3/15/20 (e)		8,816,000	9,136,470
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	10,998,368
6.5% 4/1/20		738,000	814,100
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,230,000	3,294,600
Exterran Holdings, Inc. 7.25% 12/1/18 (e)		2,250,000	2,306,250
Noble Holding International Ltd. 3.45% 8/1/15		632,000	645,416
Precision Drilling Corp. 6.625% 11/15/20 (e)		1,890,000	1,960,875
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,309,569
5.15% 3/15/13		2,840,000	3,000,386
			36,075,284
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (e)		1,165,000	1,287,325
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	531,990
6.375% 9/15/17		9,608,000	10,709,019
Antero Resources Finance Corp. 9.375% 12/1/17		3,915,000	4,189,050
Apache Corp. 5.1% 9/1/40		8,822,000	8,188,774
BW Group Ltd. 6.625% 6/28/17 (e)		3,688,000	3,724,043
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,991,200
5.7% 5/15/17		16,295,000	18,206,306
Cenovus Energy, Inc. 4.5% 9/15/14		438,000	471,846
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,885,930
5.75% 2/1/19		2,930,000	3,319,248
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17 (e)		$ 2,320,000	$ 2,517,200
8.25% 4/1/20 (e)		1,545,000	1,701,509
Continental Resources, Inc. 7.125% 4/1/21		1,740,000	1,853,100
Denbury Resources, Inc. 6.375% 8/15/21		1,710,000	1,731,375
Drummond Co., Inc.:
7.375% 2/15/16		5,865,000	6,099,600
9% 10/15/14 (e)		2,555,000	2,721,075
DTEK Finance BV 9.5% 4/28/15 (e)		850,000	892,500
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,086,655
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,635,840
6.45% 11/3/36 (e)		1,801,000	1,834,724
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,270,541
EnCana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	4,004,635
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,332,788
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	535,620
5.65% 4/1/13		697,000	752,617
Frontier Oil Corp.:
6.875% 11/15/18		930,000	971,850
8.5% 9/15/16		1,950,000	2,115,750
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	5,082,792
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	255,131
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		850,000	872,313
7% 5/5/20 (e)		1,380,000	1,476,600
8.375% 7/2/13 (e)		1,420,000	1,563,420
9.125% 7/2/18 (e)		1,855,000	2,235,275
11.75% 1/23/15 (e)		1,860,000	2,315,700
LINN Energy LLC:
7.75% 2/1/21 (e)		1,950,000	2,067,000
8.625% 4/15/20 (e)		2,685,000	2,993,775
Marathon Petroleum Corp. 5.125% 3/1/21 (e)		6,178,000	6,261,743
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,549,088
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		10,834,000	11,786,049
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,605,671
6.85% 1/15/40 (e)		13,582,000	15,737,110
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Naftogaz of Ukraine NJSC 9.5% 9/30/14		$ 1,450,000	$ 1,576,875
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	1,984,875
Nexen, Inc.:
5.05% 11/20/13		7,469,000	7,965,363
5.2% 3/10/15		1,133,000	1,204,497
5.875% 3/10/35		240,000	218,344
6.2% 7/30/19		603,000	644,971
6.4% 5/15/37		13,102,000	12,538,745
NGPL PipeCo LLC 6.514% 12/15/12 (e)		9,044,000	9,749,061
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	437,500
8.125% 3/30/18		2,530,000	2,542,650
Pacific Rubiales Energy Corp. 8.75% 11/10/16		1,093,000	1,240,555
Pan American Energy LLC 7.875% 5/7/21 (e)		4,020,000	4,281,300
Pemex Project Funding Master Trust 6.625% 6/15/35		945,000	934,369
Petro-Canada:
6.05% 5/15/18		3,850,000	4,368,110
6.8% 5/15/38		8,950,000	10,045,274
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,292,391
5.75% 1/20/20		16,941,000	17,578,795
6.875% 1/20/40		7,392,000	7,539,840
7.875% 3/15/19		10,517,000	12,402,172
8.375% 12/10/18		420,000	509,261
Petrohawk Energy Corp.:
7.25% 8/15/18 (e)		2,400,000	2,478,000
7.25% 8/15/18		2,020,000	2,080,600
7.875% 6/1/15		1,485,000	1,574,100
10.5% 8/1/14		3,025,000	3,474,818
Petroleos de Venezuela SA:
4.9% 10/28/14		1,850,000	1,248,750
5.25% 4/12/17		1,610,000	929,775
5.375% 4/12/27		8,715,000	3,987,113
5.5% 4/12/37		1,120,000	495,600
8% 11/17/13 (e)		430,000	371,950
12.75% 2/17/22 (e)		2,280,000	1,732,800
Petroleos Mexicanos:
5.5% 1/21/21		500,000	501,250
6% 3/5/20		1,108,000	1,160,630
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.625% (e)		$ 1,775,000	$ 1,757,250
8% 5/3/19		420,000	502,530
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,001,458	1,016,480
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	4,961,888
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,033,338
4.25% 9/1/12		485,000	504,016
5% 2/1/21		3,410,000	3,417,618
6.125% 1/15/17		6,185,000	6,890,393
Plains Exploration & Production Co.:
7% 3/15/17		2,045,000	2,121,688
10% 3/1/16		1,340,000	1,514,200
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,878,600
11.75% 1/1/16		2,255,000	2,598,888
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (e)		2,607,500	2,822,619
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		4,773,000	4,934,136
5.5% 9/30/14 (e)		6,670,000	7,092,978
5.832% 9/30/16 (e)		1,494,435	1,591,573
6.332% 9/30/27 (e)		1,840,000	1,911,686
6.75% 9/30/19 (e)		4,366,000	4,890,736
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,645,287
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,101,138
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	384,869
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	326,012
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	12,690,408
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)		685,000	678,150
7.875% 10/15/18 (e)		2,205,000	2,309,738
TNK-BP Finance SA 7.5% 7/18/16		890,000	990,125
Venoco, Inc. 8.875% 2/15/19 (e)		1,745,000	1,769,081
XTO Energy, Inc.:
4.9% 2/1/14		267,000	292,700
5% 1/31/15		1,749,000	1,940,867
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,377,862
YPF SA 10% 11/2/28		750,000	870,000
			375,270,965
TOTAL ENERGY			411,346,249
FINANCIALS - 9.7%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,835,666
BlackRock, Inc. 6.25% 9/15/17		6,373,000	7,282,650
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		2,020,000	2,194,225
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	10,512,587
5.625% 1/15/17		3,200,000	3,390,918
5.95% 1/18/18		4,975,000	5,401,009
6% 6/15/20		2,000,000	2,142,840
6.15% 4/1/18		5,405,000	5,921,059
6.25% 2/1/41		8,605,000	8,756,964
6.75% 10/1/37		9,643,000	9,883,651
Janus Capital Group, Inc. 6.125% 9/15/11 (d)		3,067,000	3,118,277
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	18,397,076
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,750,354
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,130,924
7.125% 5/15/15		1,717,000	1,889,509
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		13,533,000	14,419,006
6.4% 8/28/17		7,843,000	8,617,951
6.875% 4/25/18		8,013,000	9,013,880
Morgan Stanley:
4% 7/24/15		16,533,000	16,934,074
4.75% 4/1/14		2,625,000	2,744,537
5.625% 9/23/19		12,714,000	13,051,697
5.95% 12/28/17		5,186,000	5,535,614
6% 5/13/14		17,110,000	18,721,334
6% 4/28/15		1,414,000	1,548,640
6.625% 4/1/18		16,118,000	17,816,595
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
7.3% 5/13/19		$ 8,304,000	$ 9,456,902
Nuveen Investments, Inc.:
5.5% 9/15/15		2,065,000	1,801,713
10.5% 11/15/15 (e)		925,000	952,750
UBS AG Stamford Branch 5.75% 4/25/18		5,006,000	5,440,451
			219,662,853
Commercial Banks - 1.9%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,144,000
Akbank T. A. S. 5.125% 7/22/15 (e)		590,000	587,050
Ally Financial, Inc.:
3.512% 2/11/14 (k)		3,690,000	3,699,225
4.5% 2/11/14		3,690,000	3,717,675
6.25% 12/1/17 (e)		2,735,000	2,830,725
7.5% 9/15/20 (e)		2,645,000	2,880,008
8% 3/15/20		2,700,000	3,037,500
Banco Bradesco SA 5.9% 1/16/21 (e)		620,000	611,320
Banco Cruzeiro do Sul SA 8.25% 1/20/16 (e)		520,000	512,200
Banco de Credito del Peru 5.375% 9/16/20 (e)		510,000	490,875
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (e)		500,000	490,000
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		520,000	522,600
Banco Votorantim SA 5.25% 2/11/16 (e)		280,000	283,500
BanColombia SA:
4.25% 1/12/16 (e)		515,000	505,988
6.125% 7/26/20		515,000	516,288
Bank of America NA:
5.3% 3/15/17		4,209,000	4,386,371
6.1% 6/15/17		382,000	410,127
BB&T Capital Trust IV 6.82% 6/12/77 (k)		2,330,000	2,369,822
BBVA Paraguay SA 9.75% 2/11/16 (e)		520,000	546,000
CIT Group, Inc.:
7% 5/1/13		276,542	282,072
7% 5/1/14		2,709,117	2,759,913
7% 5/1/15		3,689,117	3,735,231
7% 5/1/16		2,651,861	2,671,750
7% 5/1/17		7,049,604	7,102,476
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,922,536
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (e)(k)		$ 4,686,000	$ 4,598,138
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		495,000	508,613
Development Bank of Philippines 8.375% (k)		1,655,000	1,820,500
Discover Bank 8.7% 11/18/19		12,480,000	15,005,053
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,550,000	5,633,250
Export-Import Bank of Korea:
5.25% 2/10/14 (e)		565,000	601,742
5.5% 10/17/12		2,813,000	2,969,870
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	5,977,729
4.5% 6/1/18		798,000	778,297
8.25% 3/1/38		4,667,000	5,624,771
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,392,411
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,016,000	5,865,600
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	5,764,924
HSBK (Europe) BV:
7.25% 5/3/17 (e)		510,000	524,025
9.25% 10/16/13 (e)		2,095,000	2,299,263
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,120,850
Itau Unibanco Holding SA 5.75% 1/22/21 (e)		530,000	517,413
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,468,600
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (e)		510,000	507,450
Kazkommerts International BV 8.5% 4/16/13 (e)		545,000	550,450
KeyBank NA:
5.45% 3/3/16		3,939,000	4,235,150
5.8% 7/1/14		9,490,000	10,379,213
6.95% 2/1/28		1,977,000	2,114,117
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (k)		720,797	719,464
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,743,817
5% 1/17/17		7,056,000	7,354,264
5.25% 9/4/12		3,162,000	3,312,824
PNC Funding Corp. 3.625% 2/8/15		2,779,000	2,876,985
Regions Bank:
6.45% 6/26/37		10,658,000	9,765,925
7.5% 5/15/18		8,822,000	9,351,320
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
0.4728% 6/26/12 (k)		$ 338,000	$ 321,752
4.875% 4/26/13		1,135,000	1,140,810
5.75% 6/15/15		2,005,000	2,005,000
7.75% 11/10/14		6,404,000	6,836,270
RSHB Capital SA 9% 6/11/14 (e)		405,000	462,753
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		350,000	301,000
The State Export-Import Bank of Ukraine JSC 5.793% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		1,335,000	1,214,850
Trade & Development Bank of Mong LLC 8.5% 10/25/13		555,000	568,875
Turkiye Is Bankasi AS 5.1% 2/1/16 (e)		510,000	504,900
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(k)		2,162,000	2,070,807
Union Planters Corp. 7.75% 3/1/11		484,000	484,000
UnionBanCal Corp. 5.25% 12/16/13		826,000	888,989
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		750,000	828,750
Wachovia Bank NA:
4.8% 11/1/14		372,000	395,606
4.875% 2/1/15		1,756,000	1,876,941
6.6% 1/15/38		9,000,000	10,163,466
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,618,662
5.75% 6/15/17		2,933,000	3,270,732
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,560,240
3.75% 10/1/14		4,016,000	4,229,438
			248,141,121
Consumer Finance - 1.0%
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,389,626
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,238,879
10.25% 7/15/19		11,672,000	15,112,369
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
8% 6/1/14		$ 1,065,000	$ 1,184,813
8% 12/15/16		2,730,000	3,092,468
12% 5/15/15		3,440,000	4,351,600
General Electric Capital Corp.:
2.25% 11/9/15		314,000	304,353
4.625% 1/7/21		8,600,000	8,546,216
5.625% 9/15/17		5,858,000	6,415,418
5.625% 5/1/18		25,000,000	27,187,000
5.875% 1/14/38		14,000,000	14,045,948
6.375% 11/15/67 (k)		9,000,000	9,213,750
GMAC LLC 8% 12/31/18		975,000	1,077,375
Household Finance Corp. 6.375% 10/15/11		2,320,000	2,400,388
HSBC Finance Corp. 5.9% 6/19/12		578,000	610,395
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,302,250
SLM Corp.:
0.5016% 3/15/11 (k)		112,000	111,858
0.5331% 10/25/11 (k)		12,343,000	12,242,244
			125,826,950
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17		26,090,000	27,892,845
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	548,100
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	10,986,793
3.625% 5/8/14		711,000	742,966
4.5% 10/1/20		650,000	652,812
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,835,000	3,061,800
Capital One Capital V 10.25% 8/15/39		5,267,000	5,721,279
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19		3,335,000	3,385,025
7% 1/15/19 (e)		725,000	735,875
7.25% 10/30/17		3,055,000	3,223,025
7.875% 4/30/18		865,000	923,388
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)		2,230,000	2,374,950
Citigroup, Inc.:
4.75% 5/19/15		32,881,000	34,720,100
5.5% 4/11/13		13,549,000	14,524,528
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18		$ 16,051,000	$ 17,598,846
6.5% 8/19/13		13,174,000	14,519,461
City of Buenos Aires 12.5% 4/6/15 (e)		2,625,000	2,874,375
Fibria Overseas Finance Ltd. 6.75% 3/3/21		520,000	515,356
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		4,100,000	4,264,000
8% 1/15/18		6,150,000	6,396,000
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	1,087,500
JPMorgan Chase & Co.:
3.4% 6/24/15		642,000	650,906
4.25% 10/15/20		10,500,000	10,116,656
4.95% 3/25/20		17,148,000	17,638,450
LBI Escrow Corp. 8% 11/1/17 (e)		2,745,000	3,094,988
Myriad International Holding BV 6.375% 7/28/17 (e)		855,000	889,200
Nexeo Solutions LLC/Finance Corp. 8.375% 3/1/18 (e)(f)		225,000	229,500
NSG Holdings II, LLC 7.75% 12/15/25 (e)		9,115,000	8,841,550
Offshore Group Investment Ltd. 11.5% 8/1/15 (e)		3,155,000	3,502,050
ORIX Corp. 5.48% 11/22/11		385,000	396,171
PHH Corp. 9.25% 3/1/16 (e)		1,610,000	1,746,850
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		1,359,000	1,334,106
5.5% 1/15/14 (e)		867,000	909,327
5.7% 4/15/17 (e)		2,115,000	2,171,555
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		815,000	860,844
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	309,770
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (d)		565,000	577,713
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,604,867
5.15% 3/15/20		3,761,000	3,893,304
TMK Capital SA 10% 7/29/11		1,700,000	1,747,600
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (e)		2,310,000	2,682,372
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,570,162
UPC Germany GmbH 8.125% 12/1/17 (e)		1,950,000	2,091,375
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		2,270,000	2,241,625
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (e)		605,000	598,950
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		$ 5,435,266	$ 6,167,328
YCC Holdings LLC/Yankee Finance, Inc. 10.25% 2/15/16 (e)		930,000	955,575
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(k)		5,755,000	5,870,100
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,666,341
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(k)		3,125,000	3,117,188
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,160,000	1,232,500
			249,457,947
Insurance - 1.3%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,530,374
6.2% 5/16/14		6,893,000	7,764,317
Aon Corp.:
3.5% 9/30/15		4,451,000	4,467,865
5% 9/30/20		4,928,000	5,028,167
6.25% 9/30/40		3,160,000	3,272,199
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,527,328
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	601,995
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,905,475
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	202,264
Liberty Mutual Group, Inc. 6.5% 3/15/35 (e)		741,000	683,066
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)		4,045,000	5,444,497
MetLife, Inc.:
2.375% 2/6/14		6,865,000	6,955,762
4.75% 2/8/21		4,032,000	4,131,373
5% 6/15/15		1,163,000	1,258,007
5.875% 2/6/41		3,113,000	3,209,640
6.125% 12/1/11		990,000	1,031,206
6.75% 6/1/16		7,610,000	8,782,502
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)		559,000	598,560
5.125% 6/10/14 (e)		6,751,000	7,330,182
Monumental Global Funding II 5.65% 7/14/11 (e)		2,060,000	2,086,380
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,922,848
New York Life Insurance Co. 6.75% 11/15/39 (e)		3,590,000	4,178,275
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		$ 5,682,000	$ 6,142,367
Pacific Life Global Funding 5.15% 4/15/13 (e)		12,118,000	12,891,031
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,477,078
Pacific LifeCorp 6% 2/10/20 (e)		6,323,000	6,674,850
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,353,375
4.75% 9/17/15		11,000,000	11,780,648
5.15% 1/15/13		2,966,000	3,149,453
7.375% 6/15/19		3,230,000	3,837,702
8.875% 6/15/38 (k)		1,915,000	2,230,975
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(k)		320,000	299,428
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,664,157
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,522,343
Unum Group:
5.625% 9/15/20		5,753,000	5,844,910
7.125% 9/30/16		587,000	665,201
			165,445,800
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	391,025
5.5% 1/15/12		2,071,000	2,147,818
BRE Properties, Inc. 5.5% 3/15/17		661,000	711,288
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,365,091
5.875% 11/30/12		670,000	712,963
Developers Diversified Realty Corp.:
5.25% 4/15/11		3,969,000	3,984,678
5.375% 10/15/12		3,524,000	3,649,468
7.5% 4/1/17		5,574,000	6,374,142
7.875% 9/1/20		323,000	377,950
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,147,349
5.875% 8/15/12		1,017,000	1,068,838
Equity One, Inc.:
6% 9/15/17		890,000	914,155
6.25% 12/15/14		6,140,000	6,586,894
6.25% 1/15/17		494,000	516,512
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13		$ 441,000	$ 475,586
5.9% 4/1/20		2,504,000	2,750,341
6% 7/15/12		3,658,000	3,873,614
6.2% 1/15/17		620,000	690,884
HMB Capital Trust V 3.9016% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	944,697
6.25% 6/15/17		1,232,000	1,288,851
6.65% 1/15/18		867,000	924,427
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (e)		1,260,000	1,275,750
7% 1/15/16		3,060,000	3,155,625
Senior Housing Properties Trust:
6.75% 4/15/20		1,575,000	1,682,187
8.625% 1/15/12		250,000	261,891
UDR, Inc. 5.5% 4/1/14		5,222,000	5,529,245
Washington (REIT):
5.25% 1/15/14		322,000	339,535
5.95% 6/15/11		4,601,000	4,654,915
			60,795,719
Real Estate Management & Development - 1.2%
AMB Property LP 5.9% 8/15/13		2,580,000	2,739,715
Arden Realty LP 5.2% 9/1/11		1,670,000	1,707,241
BioMed Realty LP 6.125% 4/15/20		3,429,000	3,584,956
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,347,152
5.75% 4/1/12		2,972,000	3,061,719
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,945,000	2,008,213
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,977,360
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,029,458
Digital Realty Trust LP 4.5% 7/15/15		4,981,000	5,133,274
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,936,240
5.625% 8/15/11		4,450,000	4,521,200
5.95% 2/15/17		1,109,000	1,188,093
6.25% 5/15/13		14,494,000	15,699,556
6.5% 1/15/18		3,795,000	4,186,595
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.75% 3/15/20		$ 10,379,000	$ 11,593,623
8.25% 8/15/19		75,000	90,366
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,829,075
5.25% 9/15/14		1,310,000	1,435,231
5.375% 8/1/16		2,768,000	3,041,415
5.5% 10/1/12		3,690,000	3,931,551
5.75% 6/15/17		11,387,000	12,533,375
Forest City Enterprises, Inc.:
6.5% 2/1/17		250,000	230,000
7.625% 6/1/15		100,000	97,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	655,872
Host Hotels & Resorts LP 6% 11/1/20		1,075,000	1,077,688
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,498,464
5.125% 3/2/15		1,405,000	1,486,243
5.5% 12/15/16		1,891,000	2,048,628
6.625% 10/1/17		4,835,000	5,549,246
Mack-Cali Realty LP 7.75% 8/15/19		700,000	840,957
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,081,993
Realogy Corp. 7.875% 2/15/19 (e)		1,340,000	1,343,350
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,838,899
Regency Centers LP:
4.95% 4/15/14		611,000	638,494
5.25% 8/1/15		2,133,000	2,278,790
5.875% 6/15/17		1,089,000	1,181,338
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,854,716
Tanger Properties LP:
6.125% 6/1/20		5,694,000	6,158,659
6.15% 11/15/15		1,777,000	1,917,212
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,455,000	2,669,813
Ventas Realty LP:
6.5% 6/1/16		105,000	108,938
6.5% 6/1/16		450,000	466,875
6.75% 4/1/17		250,000	264,375
			157,862,958
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
5.65% 5/1/18		$ 13,510,000	$ 14,276,206
6.5% 8/1/16		9,000,000	10,100,970
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,686,529
Wrightwood Capital LLC 10.5% 6/1/14 (b)(e)		100,000	30,000
			33,093,705
TOTAL FINANCIALS			1,260,287,053
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15		613,000	594,428
Health Care Providers & Services - 0.5%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,813,627
6.3% 8/15/14		3,618,000	3,865,135
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,188,850
6.625% 11/1/20		1,020,000	1,032,750
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,504,601
6.25% 6/15/14		2,629,000	2,934,858
HCA Holdings, Inc. 7.75% 5/15/21 (e)		2,420,000	2,544,025
HCA, Inc.:
9.125% 11/15/14		3,905,000	4,100,250
9.25% 11/15/16		4,905,000	5,309,663
9.625% 11/15/16 pay-in-kind (k)		11,255,066	12,211,747
HealthSouth Corp.:
7.25% 10/1/18		1,695,000	1,750,088
7.75% 9/15/22		905,000	941,200
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,166,573
4.125% 9/15/20		7,486,000	7,281,520
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)		190,000	200,925
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	168,510
UnitedHealth Group, Inc. 3.875% 10/15/20		645,000	620,129
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		$ 5,155,000	$ 5,296,763
8% 2/1/18 (e)		2,330,000	2,394,075
Vanguard Health Systems, Inc. 0% 2/1/16 (e)		1,740,000	1,117,950
WellPoint, Inc. 4.35% 8/15/20		653,000	651,484
			64,094,723
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14		4,115,000	4,505,925
Pharmaceuticals - 0.2%
Giant Funding Corp. 8.25% 2/1/18 (e)		1,210,000	1,246,300
Mylan, Inc.:
6% 11/15/18 (e)		2,480,000	2,544,976
7.625% 7/15/17 (e)		1,115,000	1,184,688
7.875% 7/15/20 (e)		375,000	419,063
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,140,125
Roche Holdings, Inc. 5% 3/1/14 (e)		5,943,000	6,503,817
Valeant Pharmaceuticals International:
6.75% 8/15/21 (e)		1,010,000	1,016,313
6.875% 12/1/18 (e)		2,745,000	2,841,075
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	777,562
			19,673,919
TOTAL HEALTH CARE			88,868,995
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 6.875% 9/15/20		1,695,000	1,750,088
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		572,000	609,997
6.375% 6/1/19 (e)		8,071,000	9,003,007
6.4% 12/15/11 (e)		818,000	854,241
BE Aerospace, Inc.:
6.875% 10/1/20		1,120,000	1,164,800
8.5% 7/1/18		3,470,000	3,834,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. 7% 8/1/20		$ 1,105,000	$ 1,157,488
TransDigm, Inc. 7.75% 12/15/18 (e)		2,775,000	2,990,063
			21,364,034
Airlines - 0.3%
Air Canada 9.25% 8/1/15 (e)		4,265,000	4,579,331
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12		63,163	63,384
8.608% 10/1/12		960,000	960,000
AMR Corp. 9% 8/1/12		485,000	497,125
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		368,865	390,997
6.648% 3/15/19		3,517,760	3,669,024
6.75% 9/15/15 (e)		3,405,000	3,507,150
6.82% 5/1/18		221,731	234,592
6.9% 7/2/19		955,751	1,017,875
Continental Airlines, Inc. 9.25% 5/10/17		2,906,574	3,080,969
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,511,213
6.75% 11/23/15		1,515,000	1,484,700
6.821% 8/10/22		326,517	345,292
8.021% 8/10/22		1,542,744	1,616,796
8.954% 8/10/14		2,078,321	2,183,276
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		824,124	815,883
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,061,184	2,017,899
8.36% 7/20/20		1,546,419	1,571,935
United Air Lines, Inc.:
9.875% 8/1/13 (e)		707,000	765,328
12% 11/1/13 (e)		995,000	1,101,963
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		821,188	800,659
9.75% 1/15/17		2,214,844	2,560,803
12% 1/15/16 (e)		783,014	887,702
			35,663,896
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (e)		2,550,000	2,613,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.8044% 2/1/15 (k)		$ 5,440,000	$ 5,406,000
8.5% 2/1/15		1,775,000	1,854,875
Covanta Holding Corp. 7.25% 12/1/20		1,190,000	1,249,515
International Lease Finance Corp.:
5.625% 9/20/13		380,000	388,075
6.5% 9/1/14 (e)		1,620,000	1,737,450
6.75% 9/1/16 (e)		1,620,000	1,741,500
8.625% 9/15/15 (e)		2,745,000	3,067,538
8.75% 3/15/17 (e)		3,990,000	4,498,725
8.875% 9/1/17		4,870,000	5,515,275
			25,458,953
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		2,535,000	2,725,125
Odebrecht Finance Ltd. 7% 4/21/20 (e)		460,000	495,650
			3,220,775
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,422,399
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18		2,230,000	2,475,300
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (e)		680,000	700,400
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (e)		1,030,000	1,030,000
8.875% 11/1/17		1,970,000	2,117,750
SCF Capital Ltd. 5.375% 10/27/17 (e)		480,000	467,400
			4,315,550
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20 (e)		2,515,000	2,533,863
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		2,187,000	2,249,767
7.75% 5/15/16		3,025,000	3,153,563
Georgian Railway Ltd. 9.875% 7/22/15		475,000	510,625
Hertz Corp.:
6.75% 4/15/19 (e)		1,315,000	1,338,013
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
7.5% 10/15/18 (e)		$ 6,035,000	$ 6,351,838
8.875% 1/1/14		2,225,000	2,283,406
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (e)		515,000	526,588
12.5% 4/1/16		1,235,000	1,512,875
Swift Services Holdings, Inc. 10% 11/15/18 (e)		1,915,000	2,096,925
			20,023,600
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		1,575,000	1,752,188
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		803,000	859,210
TOTAL INDUSTRIALS			139,703,518
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope, Inc. 8.25% 1/15/19 (e)		1,310,000	1,363,972
Lucent Technologies, Inc.:
6.45% 3/15/29		4,520,000	3,932,400
6.5% 1/15/28		1,240,000	1,078,800
			6,375,172
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
5.625% 12/15/20		710,000	697,575
7.75% 7/15/16		2,915,000	3,301,238
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,213,879
6% 10/1/12		4,835,000	5,174,664
6.55% 10/1/17		1,383,000	1,593,519
			14,980,875
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,738,725
Terremark Worldwide, Inc.:
9.5% 11/15/13 (e)		990,000	1,029,600
12% 6/15/17		3,745,000	4,643,800
			8,412,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		$ 800,000	$ 882,000
7.875% 7/15/20		1,070,000	1,187,700
First Data Corp.:
8.25% 1/15/21 (e)		925,000	920,375
9.875% 9/24/15		925,000	929,625
11.25% 3/31/16		925,000	892,625
12.625% 1/15/21 (e)		555,000	581,363
SunGard Data Systems, Inc.:
7.375% 11/15/18 (e)		1,095,000	1,127,850
7.625% 11/15/20 (e)		1,095,000	1,131,902
10.25% 8/15/15		3,795,000	3,998,981
			11,652,421
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		6,230,000	6,339,025
Xerox Corp.:
4.25% 2/15/15		368,000	387,353
5.5% 5/15/12		1,998,000	2,099,079
			8,825,457
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		3,190,000	3,349,500
Amkor Technology, Inc. 7.375% 5/1/18		2,060,000	2,157,850
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (k)		1,966,560	2,050,139
10.125% 12/15/16		2,850,000	3,070,875
Spansion LLC 7.875% 11/15/17 (e)		3,465,000	3,525,638
STATS ChipPAC Ltd. 7.5% 8/12/15 (e)		550,000	599,500
Viasystems, Inc. 12% 1/15/15 (e)		1,590,000	1,800,675
			16,554,177
TOTAL INFORMATION TECHNOLOGY			66,800,227
MATERIALS - 1.0%
Chemicals - 0.5%
Braskem Finance Ltd. 7% 5/7/20 (e)		860,000	894,400
Celanese US Holdings LLC 6.625% 10/15/18 (e)		1,935,000	2,026,913
Dow Chemical Co.:
4.85% 8/15/12		11,805,000	12,429,673
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
7.6% 5/15/14		$ 16,974,000	$ 19,711,244
Huntsman International LLC:
5.5% 6/30/16		3,195,000	3,163,050
8.625% 3/15/20		1,700,000	1,887,000
8.625% 3/15/21 (e)		2,535,000	2,813,850
Ineos Finance PLC 9% 5/15/15 (e)		1,715,000	1,882,213
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (e)		1,470,000	1,503,075
7% 10/1/18 (e)		1,865,000	1,920,950
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,538,363
Nalco Co. 6.625% 1/15/19 (e)		1,530,000	1,591,200
NOVA Chemicals Corp.:
3.5678% 11/15/13 (k)		2,720,000	2,706,400
6.5% 1/15/12		2,290,000	2,358,700
8.375% 11/1/16		2,825,000	3,086,313
8.625% 11/1/19		1,935,000	2,143,013
			64,656,357
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,463,151
Metals & Mining - 0.5%
Aleris International, Inc. 7.625% 2/15/18 (e)		850,000	860,625
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		460,000	519,248
7.75% 11/3/20 (e)		700,000	742,000
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	8,213,312
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,898,570
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,068,131
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)		2,002,000	2,154,406
CSN Islands XII Corp. 7% (Reg. S)		1,230,000	1,202,325
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	3,781,800
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		2,990,000	2,990,000
Evraz Group SA:
8.25% 11/10/15 (e)		505,000	550,450
8.875% 4/24/13 (e)		1,665,000	1,812,769
FMG Resources (August 2006) Pty Ltd.:
6.875% 2/1/18 (e)		2,000,000	2,045,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (e)		$ 875,000	$ 905,625
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		530,000	532,650
McJunkin Red Man Corp. 9.5% 12/15/16 (e)		5,660,000	5,603,400
Metinvest BV 10.25% 5/20/15 (e)		810,000	888,975
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)		830,000	896,400
Severstal Columbus LLC 10.25% 2/15/18		3,790,000	3,790,000
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,743,489
Steel Dynamics, Inc. 6.75% 4/1/15		2,240,000	2,296,000
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,780,750
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,350,100
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,290,507
			56,916,532
Paper & Forest Products - 0.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,281,500
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14		2,880,000	3,175,200
			4,456,700
TOTAL MATERIALS			128,492,740
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.1%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,374,600
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,595,540
5.35% 9/1/40 (e)		10,000,000	9,169,160
6.3% 1/15/38		10,671,000	11,078,568
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	902,896
CenturyLink, Inc. 7.6% 9/15/39		7,560,000	7,979,988
Citizens Communications Co.:
7.875% 1/15/27		925,000	897,250
9% 8/15/31		2,260,000	2,378,650
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,714,950
8.125% 10/1/18		2,340,000	2,597,400
8.25% 4/15/17		2,270,000	2,519,700
Global Crossing Ltd. 9% 11/15/19 (e)		1,820,000	1,806,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		$ 485,000	$ 532,288
Intelsat Bermuda Ltd.:
11.25% 2/4/17		1,215,000	1,342,575
11.5% 2/4/17 pay-in-kind (k)		7,388,205	8,186,336
Intelsat Ltd.:
6.5% 11/1/13		1,605,000	1,705,313
11.25% 6/15/16		1,635,000	1,745,363
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	13,775,606
Telecom Italia Capital SA:
4.95% 9/30/14		4,001,000	4,111,024
5.25% 10/1/15		1,177,000	1,196,894
6.999% 6/4/18		1,793,000	1,924,294
7.175% 6/18/19		521,000	564,074
7.2% 7/18/36		12,733,000	12,440,332
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	10,472,725
5.462% 2/16/21		6,967,000	7,070,446
6.421% 6/20/16		1,162,000	1,290,153
Telemar Norte Leste SA 5.5% 10/23/20 (e)		530,000	512,139
U.S. West Communications 7.5% 6/15/23		3,760,000	3,741,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,754,392
6.25% 4/1/37		2,348,000	2,440,267
6.9% 4/15/38		6,295,000	7,139,972
Verizon New England, Inc. 6.5% 9/15/11		1,111,000	1,145,909
Verizon New York, Inc. 6.875% 4/1/12		3,309,000	3,509,889
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		1,155,000	1,192,538
11.75% 7/15/17 (e)		4,535,000	5,192,575
			148,001,356
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 3.625% 3/30/15		731,000	751,701
Cleveland Unlimited, Inc. 14.5% 12/15/49 (e)(k)		1,260,000	1,071,000
Digicel Group Ltd.:
8.25% 9/1/17 (e)		2,595,000	2,724,750
8.875% 1/15/15 (e)		4,030,000	4,196,439
9.125% 1/15/15 pay-in-kind (e)(k)		3,070,000	3,204,466
12% 4/1/14 (e)		3,545,000	4,147,650
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		$ 10,517,000	$ 11,312,885
5.875% 10/1/19		11,944,000	12,944,155
6.35% 3/15/40		3,541,000	3,611,530
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		2,770,000	2,922,350
11.5% 6/15/16		7,175,000	7,659,313
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)		550,000	563,750
8.875% 1/15/15		6,110,000	6,293,300
MetroPCS Wireless, Inc. 7.875% 9/1/18		2,925,000	3,071,250
MTS International Funding Ltd. 8.625% 6/22/20 (e)		1,055,000	1,180,281
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,577,725
6.875% 10/31/13		9,105,000	9,178,978
7.375% 8/1/15		4,995,000	5,007,488
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,971,238
10% 8/15/16		3,185,000	3,607,013
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)		1,880,000	1,811,850
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,880,900
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,700,713
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		1,370,000	1,428,225
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		1,645,000	1,780,713
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		400,000	413,000
Vodafone Group PLC:
5% 12/16/13		2,864,000	3,112,859
5.5% 6/15/11		2,760,000	2,799,672
			112,925,194
TOTAL TELECOMMUNICATION SERVICES			260,926,550
UTILITIES - 2.2%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20		5,927,000	5,590,210
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,461,727
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
AmerenUE 6.4% 6/15/17		$ 2,491,000	$ 2,822,589
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,114,776
Commonwealth Edison Co.:
1.625% 1/15/14		5,976,000	5,961,144
5.4% 12/15/11		2,948,000	3,057,465
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)		16,215,000	16,777,790
Edison International 3.75% 9/15/17		6,674,000	6,623,137
EDP Finance BV:
4.9% 10/1/19 (e)		6,700,000	6,098,601
6% 2/2/18 (e)		6,852,000	6,731,001
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		470,000	493,500
Enel Finance International SA 5.7% 1/15/13 (e)		206,000	218,766
FirstEnergy Corp. 7.375% 11/15/31		10,693,000	11,656,664
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,558,379
6.05% 8/15/21		7,889,000	8,250,545
Intergen NV 9% 6/30/17 (e)		5,270,000	5,691,600
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)		4,440,000	4,817,400
Kentucky Utilities Co.:
3.25% 11/1/20 (e)		785,000	734,693
5.125% 11/1/40 (e)		5,606,000	5,434,456
LG&E and KU Energy LLC:
2.125% 11/15/15 (e)		7,369,000	7,062,170
3.75% 11/15/20 (e)		1,450,000	1,369,795
Louisville Gas & Electric Co. 5.125% 11/15/40 (e)		1,682,000	1,637,827
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,540,000	1,724,800
7.75% 1/20/20 (e)		850,000	956,250
8% 8/7/19 (e)		635,000	722,313
Mirant Americas Generation LLC:
8.5% 10/1/21		4,065,000	4,288,575
9.125% 5/1/31		3,775,000	3,926,000
National Power Corp. 6.875% 11/2/16 (e)		540,000	616,302
Nevada Power Co.:
6.5% 5/15/18		790,000	906,162
6.5% 8/1/18		388,000	446,498
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,267,450
Otter Tail Corp. 9% 12/15/16		2,410,000	2,724,505
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17		$ 764,000	$ 833,054
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	6,932,493
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	11,993,568
6% 12/1/39		10,303,000	10,809,990
7.1% 3/1/11		4,222,000	4,222,000
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,118,008
Tampa Electric Co. 5.4% 5/15/21 (e)		3,738,000	4,030,177
			167,682,380
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 7.5% 6/1/15		2,940,000	2,388,750
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	698,250
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	477,787
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		1,220,000	1,207,800
			4,772,587
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 10/15/15		3,210,000	3,466,800
8% 10/15/17		2,575,000	2,768,125
9.75% 4/15/16		1,475,000	1,714,688
Calpine Corp. 7.875% 1/15/23 (e)		1,845,000	1,891,125
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,816,376
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	15,697,805
5.35% 1/15/14		1,528,000	1,651,490
GenOn Escrow Corp.:
9.5% 10/15/18 (e)		1,685,000	1,760,825
9.875% 10/15/20 (e)		1,625,000	1,702,188
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,120,900
NRG Energy, Inc. 7.375% 2/1/16		2,840,000	2,939,400
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		720,000	827,100
7.39% 12/2/24 (e)		750,000	860,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,633,779
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,360,000
			57,211,226
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		$ 3,771,000	$ 3,964,207
Dominion Resources, Inc.:
6.3% 9/30/66 (k)		5,689,000	5,560,998
7.5% 6/30/66 (k)		10,345,000	10,758,800
DTE Energy Co. 7.05% 6/1/11		1,227,000	1,245,239
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,759,200
6.5% 9/15/37		7,097,000	7,888,507
National Grid PLC 6.3% 8/1/16		1,589,000	1,812,169
NiSource Finance Corp.:
5.25% 9/15/17		843,000	892,453
5.4% 7/15/14		1,680,000	1,826,395
5.45% 9/15/20		854,000	889,717
6.25% 12/15/40		2,345,000	2,419,029
6.4% 3/15/18		1,654,000	1,856,947
6.8% 1/15/19		6,774,000	7,802,666
Puget Energy, Inc. 6.5% 12/15/20 (e)		2,275,000	2,254,070
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,855,175
			56,785,572
TOTAL UTILITIES			286,451,765
TOTAL NONCONVERTIBLE BONDS			3,147,330,460
TOTAL CORPORATE BONDS (Cost $2,896,899,611)			3,151,652,528
U.S. Government and Government Agency Obligations - 28.8%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.375% 12/28/12		10,710,000	10,625,230
0.75% 2/26/13		995,000	995,027
1.25% 8/20/13		24,381,000	24,497,151
1.25% 2/27/14		18,252,000	18,220,625
5% 2/16/12		1,090,000	1,137,565
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 1.625% 3/20/13		$ 23,140,000	$ 23,534,583
Freddie Mac:
0.75% 3/28/13		26,478,000	26,449,880
1.125% 7/27/12		230,000	231,895
1.375% 2/25/14		37,623,000	37,676,500
1.75% 6/15/12		505,000	513,281
1.75% 9/10/15		40,525,000	39,778,530
2.125% 3/23/12		75,000	76,333
5.25% 7/18/11		10,730,000	10,938,516
Tennessee Valley Authority 5.375% 4/1/56		385,000	406,440
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			195,081,556
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		71,497,140	74,618,109
2.125% 2/15/41		7,035,624	7,321,850
2.5% 1/15/29		20,416,000	22,956,485
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		70,112,262	70,861,803
1.375% 1/15/20		256,537,120	269,059,209
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			444,817,456
U.S. Treasury Obligations - 23.9%
U.S. Treasury Bonds:
3.875% 8/15/40		274,077,000	246,069,620
4.25% 5/15/39		32,150,000	30,929,297
4.25% 11/15/40		66,500,000	63,777,623
4.375% 11/15/39		19,090,000	18,732,063
4.75% 2/15/41		18,474,000	19,262,027
U.S. Treasury Notes:
1.25% 8/31/15		8,979,000	8,722,955
1.375% 11/30/15		9,821,000	9,530,210
1.75% 3/31/14 (h)		125,000,000	127,070,250
1.875% 4/30/14 (h)		42,760,000	43,601,859
1.875% 9/30/17		2,458,000	2,332,794
2.125% 2/29/16		145,071,000	145,002,962
2.375% 9/30/14		171,534,000	177,001,646
2.375% 2/28/15		397,235,000	408,190,661
2.5% 3/31/15		100,000,000	103,211,000
2.5% 4/30/15		100,000,000	103,070,300
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 316,140,000	$ 329,403,021
2.625% 12/31/14 (h)		329,010,000	341,810,463
2.625% 8/15/20		8,650,000	8,128,301
2.625% 11/15/20		303,015,000	283,437,504
2.75% 2/15/19		80,000,000	78,406,240
3.125% 4/30/17		87,265,000	90,073,886
3.25% 3/31/17		80,260,000	83,520,563
3.5% 5/15/20		21,386,000	21,730,101
3.625% 2/15/20		26,742,000	27,531,718
3.625% 2/15/21		309,886,000	315,260,663
TOTAL U.S. TREASURY OBLIGATIONS			3,085,807,727
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,704,830,592)			3,725,706,739
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 9.1%
2.293% 10/1/33 (k)		1,112,302	1,157,669
2.59% 6/1/36 (k)		167,694	175,293
2.695% 12/1/35 (k)		648,916	682,395
3% 11/1/25 to 3/1/26		20,997,905	20,467,529
3.5% 1/1/26 to 11/1/40		108,708,816	104,555,973
3.5% 3/1/26 (f)		34,000,000	34,071,641
3.536% 7/1/37 (k)		425,284	445,674
4% 3/1/40 to 12/1/40		24,696,132	24,400,784
4% 3/1/41 (f)(g)		9,500,000	9,367,643
4% 3/1/41 (f)(g)		31,000,000	30,568,099
4% 3/1/41 (f)(g)		5,500,000	5,423,372
4.417% 2/1/36 (k)		1,088,912	1,143,025
4.5% 6/1/24 to 11/1/40		64,247,587	65,751,507
4.5% 3/1/26 (f)		7,000,000	7,334,751
4.5% 3/1/41 (f)(g)		58,500,000	59,619,936
4.5% 3/1/41 (f)(g)		23,000,000	23,440,317
4.5% 3/1/41 (f)(g)		3,000,000	3,057,433
4.5% 3/1/41 (f)(g)		23,000,000	23,440,317
4.5% 3/1/41 (f)(g)		22,500,000	22,930,745
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
4.5% 3/1/41 (f)(g)		$ 12,500,000	$ 12,739,303
5% 5/1/19 to 9/1/40		182,560,368	192,450,341
5% 3/1/41 (f)(g)		18,000,000	18,852,082
5% 3/1/41 (f)(g)		30,000,000	31,420,137
5% 3/1/41 (f)(g)		30,000,000	31,420,137
5.5% 3/1/18 to 12/1/39		125,593,839	134,680,088
5.5% 3/1/41 (f)(g)		66,000,000	70,548,403
6% 1/1/21 to 9/1/39		86,475,735	94,127,024
6% 3/1/41 (f)(g)		97,500,000	105,973,091
6.5% 5/1/31 to 9/1/38		38,727,033	43,533,975
TOTAL FANNIE MAE			1,173,778,684
Freddie Mac - 1.2%
3.352% 10/1/35 (k)		233,865	247,750
4.5% 7/1/25 to 10/1/40		10,826,178	11,124,311
4.5% 3/1/41 (f)		28,000,000	28,507,601
4.5% 3/1/41 (f)		17,000,000	17,308,186
5% 4/1/38 to 9/1/40		40,560,690	42,535,780
5.5% 11/1/17 to 10/1/38		24,282,817	26,052,240
6% 7/1/37 to 8/1/37		7,029,928	7,651,460
6% 3/1/41 (f)		16,000,000	17,381,706
TOTAL FREDDIE MAC			150,809,034
Ginnie Mae - 1.5%
4% 1/15/25 to 10/20/25		51,474,338	53,801,171
4.5% 5/15/39 to 10/15/40		51,024,031	52,817,379
4.5% 2/1/41 (f)		31,000,000	32,073,003
5% 3/1/41 (f)(g)		27,000,000	28,666,248
5% 3/1/41 (f)(g)		18,000,000	19,110,832
5% 3/1/41 (f)(g)		15,000,000	15,925,694
TOTAL GINNIE MAE			202,394,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,521,115,281)			1,526,982,045
Asset-Backed Securities - 2.5%
		Principal Amount (c)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (k)		$ 1,712,631	$ 1,281,305
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (k)		60,104	59,332
Class M2, 1.9115% 3/25/34 (k)		483,000	393,333
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (k)		170,531	160,218
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (k)		170,200	1,511
Class M5, 0.6515% 4/25/36 (k)		10,090	21
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (k)		54,001	10,048
Series 2007-D1 Class D, 1.662% 1/22/13 (e)(k)		2,590,000	25,900
Airspeed Ltd. Series 2007-1A Class C1, 2.7658% 6/15/32 (e)(k)		4,310,611	1,982,881
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		4,310,000	4,366,528
Class A4, 3% 10/15/15 (e)		4,280,000	4,420,915
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	3,996,489
Series 2011-1 Class A4, 2.14% 3/15/16		18,200,000	18,292,716
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,136,661
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,856,492
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,518,269
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,154,571
Class E, 6.96% 3/8/16 (e)		2,052,284	2,100,860
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (k)		95,974	81,925
Series 2004-R2 Class M3, 0.8115% 4/25/34 (k)		133,684	34,390
Series 2005-R2 Class M1, 0.7115% 4/25/35 (k)		2,064,696	1,772,596
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		123,000	115,966
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.622% 3/23/19 (e)(k)		214,659	198,560
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (k)		47,932	38,179
Series 2004-W11 Class M2, 0.9615% 11/25/34 (k)		561,149	416,200
Series 2004-W7 Class M1, 0.8115% 5/25/34 (k)		1,542,998	1,067,209
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (k)		$ 1,394,462	$ 499,076
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (k)		2,668,736	2,167,994
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (k)		262,000	6,911
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(e)(k)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)		6,693,096	6,759,238
Class A4, 3.52% 6/15/16 (e)		8,300,000	8,595,405
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13		14,030,000	14,037,192
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6531% 1/20/40 (e)(k)		94,038	93,154
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (k)		676,575	675,736
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (k)		1,624,714	1,470,366
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (k)		136,695	135,546
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		137,030	137,246
Class C, 5.31% 6/15/12		1,634,000	1,655,816
Series 2007-1 Class C, 5.38% 11/15/12		582,000	603,045
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,152,647
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,075,568
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (e)(k)		457,498	343,124
Class B, 1.012% 7/20/39 (e)(k)		263,810	121,353
Class C, 1.362% 7/20/39 (e)(k)		339,379	50,907
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		1,000,000	995,000
Class B, 5.267% 6/25/35 (e)		1,000,000	980,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5531% 1/20/37 (e)(k)		186,189	143,366
Capmark VII Ltd. Series 2006-7A Class H, 1.8158% 8/15/36 (e)(k)		519,032	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	942,831
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (k)		1,140,851	72,376
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carrington Mortgage Loan Trust: - continued
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (k)		$ 425,500	$ 1,797
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (k)		224,000	16,927
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (k)		186,369	11,353
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (k)		1,802,588	677,706
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (e)(k)		491,103	373,239
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,348,686
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,518,266
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (e)		2,456,556	2,457,498
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,368,892
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (k)		765,389	119,310
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (k)		68,696	67,451
Series 2007-4 Class A1A, 0.36% 9/25/37 (k)		496,776	475,126
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	4,408
Series 2004-3 Class M4, 1.2315% 4/25/34 (k)		159,665	66,525
Series 2004-4 Class M2, 1.0565% 6/25/34 (k)		587,945	336,975
Series 2005-3 Class MV1, 0.6815% 8/25/35 (k)		850,676	813,547
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (k)		99,606	98,288
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)		419,065	424,594
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	380,000
Class B2, 1.6528% 12/28/35 (e)(k)		500,000	315,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		200,000	58,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7805% 11/28/16 (e)(k)		128,107	124,264
Crest Ltd. Series 2002-IGA Class A, 0.7544% 7/28/17 (e)(k)		172,422	171,053
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	461,450
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (k)		$ 38,916	$ 28,712
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (k)		290,872	166,922
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (k)		6,074,620	2,248,554
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (k)		23,665	6,373
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (e)		14,200,000	14,189,922
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (e)		1,175,000	1,178,760
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	658,885
Class D, 6.89% 5/15/13 (e)		915,000	932,864
Series 2007-A Class D, 7.05% 12/15/13 (e)		970,000	1,017,244
Series 2009-D:
Class A3, 2.17% 10/15/13		4,977,022	5,032,409
Class A4, 2.98% 8/15/14		4,800,000	4,962,244
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,736,368
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (k)		772,000	770,027
Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,619,849
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		61,169	61,302
Series 2007-1:
Class A4, 5.03% 2/16/15		255,759	256,109
Class C, 5.43% 2/16/15		614,000	611,936
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (k)		948,695	468,831
Class M4, 0.9415% 1/25/35 (k)		363,547	115,808
Series 2006-D Class M1, 0.4915% 11/25/36 (k)		297,180	9,443
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (e)(k)		2,892,000	1,706,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,864,080	1,483,808
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (e)(k)		247,147	231,082
Series 2006-2A:
Class A, 0.4458% 11/15/34 (e)(k)		2,274,434	1,887,780
Class B, 0.5458% 11/15/34 (e)(k)		821,594	534,036
Class C, 0.6458% 11/15/34 (e)(k)		1,365,456	682,728
Class D, 1.0158% 11/15/34 (e)(k)		518,507	124,442
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (k)		$ 739,000	$ 615,333
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		38,890	39,569
Class C, 5.74% 12/15/14		34,493	35,065
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(k)		233,155	46,986
Class M1, 0.9115% 6/25/34 (k)		2,723,367	1,904,886
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (k)		1,096,059	62,449
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (e)(k)		79,916	40,757
Series 2006-3:
Class B, 0.6615% 9/25/46 (e)(k)		654,930	327,465
Class C, 0.8115% 9/25/46 (e)(k)		1,526,694	366,407
Class E, 1.9115% 9/25/46 (e)(k)		255,863	2,559
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (k)		435,295	316,129
Series 2003-3 Class M1, 1.5515% 8/25/33 (k)		781,163	648,927
Series 2003-5 Class A2, 0.9615% 12/25/33 (k)		32,929	23,144
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (k)		91,367	90,168
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (k)		1,320,869	1,286,675
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (k)		6,066	5,984
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (k)		732,902	610,470
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (k)		1,522,035	639,240
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,503,379
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (k)		204,000	8,389
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (k)		1,520,141	1,306,183
Class MV1, 0.4915% 11/25/36 (k)		1,234,797	817,484
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (k)		573,000	29,179
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (k)		748,986	643,476
Series 2006-A Class 2C, 1.4528% 3/27/42 (k)		3,243,000	597,184
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		1,748,645	1,769,358
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (k)		94,408	59,342
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6915% 5/25/46 (e)(k)		$ 250,000	$ 130,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		22,764	21,564
Class C, 5.691% 10/20/28 (e)		10,118	9,539
Class D, 6.01% 10/20/28 (e)		120,462	98,489
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (k)		545,328	30,617
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (k)		784,792	40,570
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (k)		183,220	121,107
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		108,472	109,185
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (k)		621,161	486,666
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (k)		2,044,206	1,868,685
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (k)		13,897	13,762
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (k)		3,214,015	2,637,875
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (k)		57,368	47,635
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (k)		31,120	13,030
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (k)		399,800	282,224
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (k)		416,362	62,958
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (k)		263,000	7,182
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9855% 8/28/38 (e)(k)		220,000	198,000
Class C1B, 7.696% 8/28/38 (e)		63,000	48,831
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)		9,181,200	1,262,415
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)		12,516,523	96,515
Series 2006-2 Class AIO, 6% 8/25/11 (m)		7,251,000	149,537
Series 2006-3 Class AIO, 7.1% 1/25/12 (m)		37,932,000	1,706,940
Series 2006-4:
Class A1, 0.2915% 3/25/25 (k)		127,442	126,735
Class AIO, 6.35% 2/27/12 (m)		28,242,000	1,503,017
Class D, 1.3615% 5/25/32 (k)		2,481,000	57,741
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)		33,769,000	2,532,675
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		24,991,000	2,086,081
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (k)		1,426,957	944,002
Series 2005-D Class M2, 0.7315% 2/25/36 (k)		827,339	76,212
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,423,943	8,465,821
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16		$ 5,950,000	$ 5,904,565
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(e)(k)		566,000	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (k)		71,670	70,335
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (k)		158,161	154,564
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (k)		532,896	338,773
Class M4, 1.7115% 9/25/34 (k)		683,353	318,684
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (k)		2,548,346	2,362,658
Class M3, 0.8215% 1/25/36 (k)		478,432	338,780
Class M4, 1.0915% 1/25/36 (k)		1,475,804	609,030
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (k)		1,883,145	46,774
Class M9, 2.1415% 5/25/35 (k)		25,269	33
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (e)		175,076	175,076
Class B, 4.846% 7/24/39 (e)		180,000	178,200
Class C, 5.08% 7/24/39 (e)		185,000	181,411
Class D, 5.194% 7/24/39 (e)		320,000	312,192
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (e)(k)		3,406,919	3,406,287
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (k)		566,000	17,600
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (k)		312,685	309,289
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2115% 9/25/46 (e)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (k)		5,108	4,499
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (k)		1,526,275	1,264,697
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (k)		74,621	2,504
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (k)		47,384	19,006
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (k)		15,258	14,981
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (e)(k)		746,733	702,930
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (k)		1,272,000	112,907
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (k)		70,939	29,596
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		841,111	866,345
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (k)		28,819	22,448
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		349,000	346,383
Class IV, 6.84% 5/22/37 (e)		235,000	200,338
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	92,274
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (e)(k)		2,609,807	78,294
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)		432,757	436,673
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(k)		400,000	172,000
Series 2006-1A:
Class A1A, 0.5628% 9/25/26 (e)(k)		330,000	293,700
Class A1B, 0.6328% 9/25/26 (e)(k)		705,000	599,250
Class A2A, 0.5228% 9/25/26 (e)(k)		1,186,000	1,085,902
Class F, 1.4528% 9/25/26 (e)(k)		250,000	180,000
Class G, 1.6528% 9/25/26 (e)(k)		250,000	175,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (e)(k)		8,530,177	8,501,790
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (e)(k)		1,789,540	805,293
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1625% 11/21/40 (e)(k)		305,000	106,750
TOTAL ASSET-BACKED SECURITIES (Cost $312,918,151)			324,517,225
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3294% 3/25/18 (k)		98,500	68,950
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
ABN AMRO Mortgage Corp.: - continued
Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		$ 216,944	$ 27,118
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (e)(k)		1,428,375	1,417,226
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (k)		106,000	52,310
Class C, 5.6983% 4/10/49 (k)		281,000	121,519
Class D, 5.6983% 4/10/49 (k)		141,000	51,231
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4758% 3/15/22 (e)(k)		904,440	885,753
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (k)		1,939,255	1,829,763
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (k)		2,028,830	1,841,619
Series 2004-A Class 2A2, 2.9991% 2/25/34 (k)		1,196,272	1,068,529
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (k)		142,470	129,167
Class 2A2, 3.0527% 3/25/34 (k)		5,524,227	5,324,008
Series 2004-D Class 2A2, 2.9567% 5/25/34 (k)		1,852,335	1,700,730
Series 2004-G Class 2A7, 3.0214% 8/25/34 (k)		1,709,175	1,540,841
Series 2004-H Class 2A1, 3.1667% 9/25/34 (k)		1,532,184	1,387,958
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (e)(k)(m)		11,249,590	821,220
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (k)		2,158,989	1,796,020
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.5058% 3/15/19 (e)(k)		350,000	321,444
Series 2006-T24 Class X2, 0.4264% 10/12/41 (e)(k)(m)		3,690,559	42,571
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (k)		1,485,488	1,476,108
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (k)		356,543	357,176
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (k)		1,902,000	2,010,614
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (k)		1,389,205	1,378,945
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	956,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (e)(k)		1,418,433	1,416,039
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	0
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		$ 64,896	$ 9,734
Series 2003-35 Class B, 4.6376% 9/25/18 (k)		106,686	10,669
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (k)		1,213,565	1,136,112
Series 2003-17 Class B4, 5.389% 6/25/33 (e)(k)		290,689	72,672
Series 2004-3 Class DB4, 5.8281% 4/25/34 (k)		74,829	187
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9915% 11/25/35 (k)		33,596,910	21,856,419
Class 2A3, 1.8231% 11/25/35 (k)		8,180,431	5,401,573
Series 2005-56:
Class 4A1, 0.5715% 11/25/35 (k)		6,619,716	4,365,194
Class 5A1, 0.5815% 11/25/35 (k)		9,826,665	5,696,230
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (k)		1,797,718	1,736,478
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (e)(k)		3,491,000	3,470,229
Class C2, 0.7731% 10/18/54 (e)(k)		1,170,000	1,159,938
Class M2, 0.5531% 10/18/54 (e)(k)		2,005,000	1,967,707
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4345% 4/25/20 (e)(k)		300,000	275,640
Series 2010-K6 Class B, 5.3542% 12/26/46 (e)(k)		550,000	558,895
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		253,858	25
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		95,448	11,454
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (e)(k)		2,852,000	2,782,977
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (k)		205,017	133,365
Series 2006-1A Class C2, 1.463% 12/20/54 (e)(k)		6,523,000	4,197,551
Series 2006-2 Class C1, 0.733% 12/20/54 (k)		5,398,000	3,473,613
Series 2006-3 Class C2, 0.763% 12/20/54 (k)		1,124,000	723,294
Series 2006-4:
Class B1, 0.353% 12/20/54 (k)		4,521,000	3,729,825
Class C1, 0.643% 12/20/54 (k)		2,767,000	1,780,565
Class M1, 0.433% 12/20/54 (k)		1,190,000	898,450
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (k)		2,234,000	1,437,579
Class 1M1, 0.563% 12/20/54 (k)		1,493,000	1,127,215
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2C1, 1.223% 12/20/54 (k)		$ 1,015,000	$ 653,153
Class 2M1, 0.763% 12/20/54 (k)		1,917,000	1,447,335
Series 2007-2 Class 2C1, 0.694% 12/17/54 (k)		2,654,000	1,707,849
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (k)		430,241	322,681
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.751% 3/25/37 (k)		8,522,010	8,593,884
Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (k)		752,303	651,562
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (k)		366,249	245,157
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)		66,615	67,412
Class A3, 5.447% 6/12/47 (k)		3,606,000	3,732,741
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (k)		2,600,000	2,172,681
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (k)		1,636,001	1,586,004
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (k)		1,940,334	1,808,399
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (k)		3,067,334	2,949,575
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		18,330	18,380
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	921,952
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5015% 4/25/36 (k)		17,837,753	10,689,671
Series 2006-5 Class A1A, 0.4515% 7/25/36 (k)		13,817,498	8,001,980
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (k)		3,299,325	2,276,847
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (k)		400,908	1,788
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (k)		8,008,080	5,758,628
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (e)(k)		251,984	237,495
Class C, 0.456% 6/15/22 (e)(k)		1,559,607	1,384,151
Class D, 0.466% 6/15/22 (e)(k)		600,006	513,005
Class E, 0.476% 6/15/22 (e)(k)		959,771	808,607
Class F, 0.506% 6/15/22 (e)(k)		1,545,171	1,278,629
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class G, 0.576% 6/15/22 (e)(k)		$ 359,765	$ 292,309
Class H, 0.596% 6/15/22 (e)(k)		720,211	574,368
Class J, 0.636% 6/15/22 (e)(k)		840,246	632,285
Class TM, 0.766% 6/15/22 (e)(k)		1,524,459	1,440,614
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	943,485
Series 2004-A4 Class A1, 2.7866% 8/25/34 (k)		2,181,073	2,080,594
Series 2005-A2 Class A7, 2.6496% 2/25/35 (k)		1,580,931	1,478,051
Series 2006-A6 Class A4, 3.1889% 10/25/33 (k)		1,529,990	1,472,856
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	103,780
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		8,143,000	8,586,762
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (k)		2,283,018	1,870,662
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (k)		2,994,072	195,698
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (k)		3,295,332	2,883,811
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (e)(k)		1,703,558	1,385,163
Class B6, 3.114% 7/10/35 (e)(k)		379,831	291,027
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3231% 1/25/46 (k)		14,283,829	8,809,372
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,031,632	1,084,373
Series 2004-SL3 Class A1, 7% 8/25/16		58,286	56,498
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (e)(k)		426,262	349,394
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	266,564
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (k)		39,625	29,477
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4515% 7/25/46 (k)		28,076,810	18,361,950
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (k)		632,642	612,793
Series 2003-20 Class 1A1, 5.5% 7/25/33		480,533	491,566
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (k)		$ 3,273,627	$ 2,330,195
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (k)		1,106,821	1,052,953
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (k)		2,957,253	2,660,811
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		186,101	37,220
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (k)		964,995	964,959
Series 2004-H Class A1, 4.5271% 6/25/34 (k)		1,803,993	1,772,271
Series 2004-W Class A9, 2.7616% 11/25/34 (k)		3,483,000	3,354,366
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (k)		2,311,784	2,239,771
Series 2005-AR12:
Class 2A5, 2.8181% 7/25/35 (k)		9,238,867	8,776,240
Class 2A6, 2.8181% 7/25/35 (k)		1,002,747	950,850
Series 2005-AR2:
Class 1A2, 2.7859% 3/25/35 (k)		3,541,197	2,094,615
Class 2A2, 2.8076% 3/25/35 (k)		2,808,143	2,626,965
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (k)		1,635,895	1,494,228
TOTAL PRIVATE SPONSOR			238,515,161
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		323,535	350,272
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $194,896,261)			238,865,433
Commercial Mortgage Securities - 6.5%

ACGS Series 2004-1 Class P, 7.423% 8/1/19 (n)		712,587	686,783
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	203,554
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9991% 2/14/29 (e)(k)		800,000	756,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	217,276
Class B2, 7.525% 4/14/29		1,498,104	1,538,192
Class B5, 7.525% 4/14/29		129,000	95,038
Series 1997-D5:
Class A2, 7.0685% 2/14/43 (k)		1,399,000	1,488,688
Class A3, 7.1185% 2/14/43 (k)		1,510,000	1,631,732
Class A5, 7.1885% 2/14/43 (k)		256,000	273,344
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Asset Securitization Corp.: - continued
Series 1997-D5:
Class A6, 7.4385% 2/14/43 (k)		$ 2,470,000	$ 2,625,123
Class A7, 7.6785% 2/14/43 (k)		820,000	862,638
Class PS1, 1.4561% 2/14/43 (k)(m)		5,658,441	134,092
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (k)		2,221,000	2,390,378
Series 2006-5:
Class A2, 5.317% 9/10/47		7,267,668	7,443,466
Class A3, 5.39% 9/10/47		2,653,000	2,741,186
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,945,483
Series 2007-2 Class A1, 5.421% 4/10/49		294,443	299,829
Series 2007-4 Class A3, 5.8093% 2/10/51 (k)		1,897,000	2,001,100
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	315,609
Series 2007-3:
Class A3, 5.6579% 6/10/49 (k)		3,176,000	3,312,311
Class A4, 5.6579% 6/10/49 (k)		3,965,000	4,233,415
Series 2008-1 Class D, 6.2321% 2/10/51 (e)(k)		125,000	77,965
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,439,417
Series 2002-2 Class F, 5.487% 7/11/43		415,000	426,134
Series 2004-2:
Class A3, 4.05% 11/10/38		394,357	400,411
Class A4, 4.153% 11/10/38		2,412,000	2,488,094
Series 2005-1 Class A3, 4.877% 11/10/42		1,907,691	1,911,685
Series 2006-1 Class A1, 5.219% 9/10/45 (k)		425,767	425,682
Series 2007-1 Class A2, 5.381% 1/15/49		4,015,667	4,087,982
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,490,338
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		474,000	467,193
Class K, 6.15% 5/11/35 (e)		885,000	842,593
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	311,211
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	152,038
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	1,500
Class L, 4.637% 7/10/42 (e)(k)		280,000	1,400
Series 2004-5 Class G, 5.3211% 11/10/41 (e)(k)		195,000	135,163
Series 2005-1 Class CJ, 5.185% 11/10/42 (k)		550,000	581,847
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)		5,908,000	6,133,826
Series 2005-6 Class AJ, 5.1954% 9/10/47 (k)		300,000	314,601
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	920,481
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5258% 3/15/22 (e)(k)		$ 390,000	$ 387,075
Class C, 0.5758% 3/15/22 (e)(k)		817,000	800,660
Class D, 0.6258% 3/15/22 (e)(k)		826,000	768,180
Class E, 0.6658% 3/15/22 (e)(k)		684,000	622,440
Class F, 0.7358% 3/15/22 (e)(k)		615,784	548,048
Class G, 0.7958% 3/15/22 (e)(k)		399,119	347,234
Class J, 1.3158% 3/15/22 (e)(k)		288,000	246,240
Class K, 2.2658% 3/15/22 (e)(k)		427,499	307,799
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (e)(k)		1,222,000	1,179,230
Class D, 0.4758% 10/15/19 (e)(k)		1,494,000	1,396,890
Class E, 0.5058% 10/15/19 (e)(k)		1,385,000	1,260,350
Class F, 0.5758% 10/15/19 (e)(k)		3,150,730	2,772,642
Class G, 0.5958% 10/15/19 (e)(k)		1,245,579	1,046,286
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (e)(k)		76,613	55,928
Series 2004-1:
Class A, 0.6215% 4/25/34 (e)(k)		1,323,970	1,171,714
Class B, 2.1615% 4/25/34 (e)(k)		148,436	83,124
Class M1, 0.8215% 4/25/34 (e)(k)		119,177	91,171
Class M2, 1.4615% 4/25/34 (e)(k)		110,104	77,073
Series 2004-2:
Class A, 0.6915% 8/25/34 (e)(k)		1,085,395	944,293
Class M1, 0.8415% 8/25/34 (e)(k)		182,702	135,200
Series 2004-3:
Class A1, 0.6315% 1/25/35 (e)(k)		2,453,692	2,110,175
Class A2, 0.6815% 1/25/35 (e)(k)		352,102	264,077
Class M1, 0.7615% 1/25/35 (e)(k)		423,564	304,966
Class M2, 1.2615% 1/25/35 (e)(k)		196,270	132,482
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (e)(k)		1,827,189	1,489,159
Class M1, 0.6915% 8/25/35 (e)(k)		90,996	60,995
Class M2, 0.7415% 8/25/35 (e)(k)		150,083	93,802
Class M3, 0.7615% 8/25/35 (e)(k)		83,037	50,030
Class M4, 0.8715% 8/25/35 (e)(k)		76,225	43,303
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (e)(k)		688,303	560,967
Class A2, 0.6615% 11/25/35 (e)(k)		682,105	538,863
Class M1, 0.7015% 11/25/35 (e)(k)		81,409	53,730
Class M2, 0.7515% 11/25/35 (e)(k)		103,357	64,081
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2005-3A:
Class M3, 0.7715% 11/25/35 (e)(k)		$ 92,503	$ 53,652
Class M4, 0.8615% 11/25/35 (e)(k)		115,249	61,370
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (e)(k)		1,585,110	1,236,386
Class B1, 1.6615% 1/25/36 (e)(k)		136,980	52,053
Class M1, 0.7115% 1/25/36 (e)(k)		511,326	340,032
Class M2, 0.7315% 1/25/36 (e)(k)		153,398	95,874
Class M3, 0.7615% 1/25/36 (e)(k)		224,026	127,695
Class M4, 0.8715% 1/25/36 (e)(k)		123,898	64,427
Class M5, 0.9115% 1/25/36 (e)(k)		123,898	58,852
Class M6, 0.9615% 1/25/36 (e)(k)		131,594	53,953
Series 2006-1:
Class A2, 0.6215% 4/25/36 (e)(k)		243,868	195,095
Class M1, 0.6415% 4/25/36 (e)(k)		87,222	56,694
Class M2, 0.6615% 4/25/36 (e)(k)		92,155	56,215
Class M3, 0.6815% 4/25/36 (e)(k)		79,292	45,197
Class M4, 0.7815% 4/25/36 (e)(k)		44,932	23,589
Class M5, 0.8215% 4/25/36 (e)(k)		43,611	20,497
Class M6, 0.9015% 4/25/36 (e)(k)		86,957	39,131
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (e)(k)		4,403,899	3,523,119
Class A2, 0.5415% 7/25/36 (e)(k)		217,876	165,586
Class B1, 1.1315% 7/25/36 (e)(k)		81,576	29,367
Class B3, 2.9615% 7/25/36 (e)(k)		123,249	32,045
Class M1, 0.5715% 7/25/36 (e)(k)		228,598	130,301
Class M2, 0.5915% 7/25/36 (e)(k)		161,286	85,482
Class M3, 0.6115% 7/25/36 (e)(k)		133,784	64,885
Class M4, 0.6815% 7/25/36 (e)(k)		90,339	38,846
Class M5, 0.7315% 7/25/36 (e)(k)		111,036	45,525
Class M6, 0.8015% 7/25/36 (e)(k)		165,668	59,640
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (e)(k)		147,003	26,460
Class B2, 1.6115% 10/25/36 (e)(k)		106,027	15,904
Class B3, 2.8615% 10/25/36 (e)(k)		172,542	20,705
Class M4, 0.6915% 10/25/36 (e)(k)		162,465	60,112
Class M5, 0.7415% 10/25/36 (e)(k)		194,494	64,183
Class M6, 0.8215% 10/25/36 (e)(k)		380,705	95,176
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (e)(k)		842,834	678,481
Class A2, 0.5315% 12/25/36 (e)(k)		4,288,554	3,216,416
Class B1, 0.9615% 12/25/36 (e)(k)		131,126	22,615
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class B2, 1.5115% 12/25/36 (e)(k)		$ 133,656	$ 20,822
Class B3, 2.7115% 12/25/36 (e)(k)		227,608	26,822
Class M1, 0.5515% 12/25/36 (e)(k)		274,337	159,115
Class M2, 0.5715% 12/25/36 (e)(k)		182,891	98,761
Class M3, 0.6015% 12/25/36 (e)(k)		185,449	91,797
Class M4, 0.6615% 12/25/36 (e)(k)		221,899	97,636
Class M5, 0.7015% 12/25/36 (e)(k)		203,994	85,677
Class M6, 0.7815% 12/25/36 (e)(k)		182,891	67,670
Series 2007-1:
Class A2, 0.5315% 3/25/37 (e)(k)		934,707	663,642
Class B1, 0.9315% 3/25/37 (e)(k)		297,388	59,478
Class B2, 1.4115% 3/25/37 (e)(k)		215,622	34,499
Class B3, 3.6115% 3/25/37 (e)(k)		590,412	64,945
Class M1, 0.5315% 3/25/37 (e)(k)		261,667	125,600
Class M2, 0.5515% 3/25/37 (e)(k)		195,435	84,037
Class M3, 0.5815% 3/25/37 (e)(k)		173,324	65,863
Class M4, 0.6315% 3/25/37 (e)(k)		139,297	48,754
Class M5, 0.6815% 3/25/37 (e)(k)		217,445	67,408
Class M6, 0.7615% 3/25/37 (e)(k)		304,438	76,110
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (e)(k)		844,686	625,068
Class A2, 0.5815% 7/25/37 (e)(k)		789,245	386,730
Class B1, 1.8615% 7/25/37 (e)(k)		243,065	31,599
Class B2, 2.5115% 7/25/37 (e)(k)		210,440	25,253
Class B3, 3.6115% 7/25/37 (e)(k)		236,597	21,294
Class M1, 0.6315% 7/25/37 (e)(k)		277,139	87,991
Class M2, 0.6715% 7/25/37 (e)(k)		151,440	43,918
Class M3, 0.7515% 7/25/37 (e)(k)		153,552	38,004
Class M4, 0.9115% 7/25/37 (e)(k)		303,163	54,569
Class M5, 1.0115% 7/25/37 (e)(k)		267,244	40,087
Class M6, 1.2615% 7/25/37 (e)(k)		338,848	47,439
Series 2007-3:
Class A2, 0.5515% 7/25/37 (e)(k)		873,603	585,314
Class B1, 1.2115% 7/25/37 (e)(k)		212,335	27,604
Class B2, 1.8615% 7/25/37 (e)(k)		531,359	53,136
Class B3, 4.2615% 7/25/37 (e)(k)		282,279	22,582
Class M1, 0.5715% 7/25/37 (e)(k)		189,739	85,382
Class M2, 0.6015% 7/25/37 (e)(k)		203,365	71,178
Class M3, 0.6315% 7/25/37 (e)(k)		320,453	96,136
Class M4, 0.7615% 7/25/37 (e)(k)		503,159	140,885
Class M5, 0.8615% 7/25/37 (e)(k)		260,988	57,417
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2007-3:
Class M6, 1.0615% 7/25/37 (e)(k)		$ 199,011	$ 39,802
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (e)(k)		322,514	10,482
Class B2, 3.7115% 9/25/37 (e)(k)		1,173,412	29,335
Class M1, 1.2115% 9/25/37 (e)(k)		310,122	46,518
Class M2, 1.3115% 9/25/37 (e)(k)		310,122	37,215
Class M4, 1.8615% 9/25/37 (e)(k)		793,186	71,387
Class M5, 2.0115% 9/25/37 (e)(k)		793,186	55,523
Class M6, 2.2115% 9/25/37 (e)(k)		794,726	47,684
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(m)		4,230,700	148,074
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(k)(m)		10,128,844	1,202,294
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4539% 3/11/39 (k)		450,000	467,110
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5258% 3/15/19 (e)(k)		200,000	178,468
Class E, 0.5858% 3/15/19 (e)(k)		365,000	319,679
Class F, 0.6058% 3/15/19 (e)(k)		160,000	138,819
Class G, 0.7058% 3/15/19 (e)(k)		1,020,386	852,922
Class H, 0.9158% 3/15/19 (e)(k)		541,917	402,734
Class J, 1.1158% 3/15/19 (e)(k)		407,118	288,732
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (e)(k)		655,330	537,371
Class E, 0.5658% 3/15/22 (e)(k)		3,607,157	2,777,511
Class F, 0.6158% 3/15/22 (e)(k)		2,235,922	1,609,864
Class G, 0.6658% 3/15/22 (e)(k)		537,549	370,909
Class H, 0.8158% 3/15/22 (e)(k)		655,330	412,858
Class J, 0.9658% 3/15/22 (e)(k)		655,330	327,665
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		509,988	517,895
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,097,544	1,115,801
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	620,005
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)		851,854	858,051
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (k)		1,112,000	1,209,181
Series 2007-PW17 Class A1, 5.282% 6/11/50		727,353	738,868
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)		328,960	336,089
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	64,091
Class I, 5.64% 2/14/31 (e)		205,000	69,950
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (e)(k)(m)		$ 13,423,075	$ 42,268
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,033,529
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (e)(k)(m)		21,680,723	388,740
Series 2006-T22:
Class A4, 5.514% 4/12/38 (k)		237,000	259,321
Class B, 5.514% 4/12/38 (e)(k)		200,000	193,215
Series 2007-BBA8:
Class K, 1.4658% 3/15/22 (e)(k)		120,000	48,000
Class L, 2.1658% 3/15/22 (e)(k)		253,568	88,749
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (e)(k)		304,000	203,071
Class C, 5.7174% 6/11/40 (e)(k)		255,000	142,898
Class D, 5.7174% 6/11/40 (e)(k)		255,000	132,693
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (e)(k)(m)		165,852,612	1,998,690
Series 2007-T28:
Class A1, 5.422% 9/11/42		182,559	185,993
Class X2, 0.1785% 9/11/42 (e)(k)(m)		81,712,551	614,944
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (e)(k)		857,174	638,394
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,374,354
Class XCL, 2.1173% 5/15/35 (e)(k)(m)		20,262,269	446,299
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	638,740
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	89,060
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		290,000	300,685
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.574% 8/15/21 (e)(k)		678,000	661,050
Class G, 0.594% 8/15/21 (e)(k)		542,222	507,216
Class H, 0.634% 8/15/21 (e)(k)		433,548	390,193
Series 2007-FL3A:
Class MLA1, 1.0658% 4/15/22 (e)(k)		232,363	204,067
Classs MLA2, 1.3158% 4/15/22 (e)(k)		102,753	88,910
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,743,632
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		$ 2,875,972	$ 2,601,796
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)		8,738,561	8,751,566
Class A4, 5.6981% 12/10/49 (k)		5,830,000	6,318,661
Series 2007-FL3A Class A2, 0.4058% 4/15/22 (e)(k)		6,878,000	6,601,147
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49		10,285,734	10,389,721
Class A4, 5.322% 12/11/49		14,623,000	15,412,607
Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(k)		320,000	315,161
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,906,471
Class C, 5.476% 12/11/49		3,581,000	1,253,350
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	86,624
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	16,970
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	9,596
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	8,755
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	3,672
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	12,155
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	51,354
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (k)		1,902,000	2,037,559
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	3,138,300
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (e)(k)		5,171,000	4,809,030
Class C, 0.5358% 4/15/17 (e)(k)		1,531,000	1,408,520
Class D, 0.5758% 4/15/17 (e)(k)		950,056	864,551
Class E, 0.6358% 4/15/17 (e)(k)		802,445	714,176
Class F, 0.6758% 4/15/17 (e)(k)		171,562	147,543
Class G, 0.8158% 4/15/17 (e)(k)		171,562	140,681
Class H, 0.8858% 4/15/17 (e)(k)		171,562	132,103
Class J, 1.1158% 4/15/17 (e)(k)		131,565	92,096
Series 2005-FL11:
Class B, 0.5158% 11/15/17 (e)(k)		175,588	170,320
Class C, 0.5658% 11/15/17 (e)(k)		1,451,600	1,379,020
Class D, 0.6058% 11/15/17 (e)(k)		75,490	70,206
Class E, 0.6558% 11/15/17 (e)(k)		268,371	246,902
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class F, 0.7158% 11/15/17 (e)(k)		$ 185,934	$ 169,200
Class G, 0.7658% 11/15/17 (e)(k)		128,880	115,992
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (e)(k)		2,710,000	2,506,750
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	548,278
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		1,066,164	1,058,168
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		18,931	18,926
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,631,916
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,306,000
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,740,879
Series 2007-C9 Class A4, 5.8148% 12/10/49 (k)		4,209,000	4,598,450
Series 2001-J1A Class F, 6.958% 2/16/34 (e)		600,000	604,757
Series 2001-J2A Class F, 7.0305% 7/16/34 (e)(k)		199,000	196,074
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (e)(k)(m)		3,239,345	469
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	2,175,978
Class XP, 0.4911% 12/10/46 (k)(m)		19,945,239	242,225
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		88,727	92,341
Class G, 6.21% 7/15/31 (e)		554,000	572,968
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		204,930	213,332
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	468,092
Series 1999-C2 Class G, 6% 11/17/32		302,000	275,512
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,811,369
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		10,145,826	10,317,166
Class A3, 5.542% 1/15/49 (k)		3,804,000	3,995,434
Series 2007-C3 Class A4, 5.7203% 6/15/39 (k)		1,144,000	1,217,923
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,331,179
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (k)(m)		12,142,531	219,447
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,812,948
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (e)(k)		$ 6,783,000	$ 5,290,740
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8658% 9/15/21 (e)(k)		270,225	236,935
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,947,884
Series 2002-CP5 Class A1, 4.106% 12/15/35		118,232	119,816
Series 2004-C1:
Class A3, 4.321% 1/15/37		320,003	323,798
Class A4, 4.75% 1/15/37		884,000	929,854
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	1,023,360
Series 1998-C1:
Class F, 6% 5/17/40 (e)		659,000	643,778
Class H, 6% 5/17/40 (e)		90,318	7,813
Series 1998-C2 Class F, 6.75% 11/11/30 (e)		470,000	498,256
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (k)(m)		4,728,983	18,541
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (e)(k)(m)		13,373,956	51,685
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		230,000	225,972
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	122,831
Class J, 4.231% 5/15/38 (e)		300,000	219,239
Series 2006-C1 Class A3, 5.5457% 2/15/39 (k)		10,043,000	10,623,032
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (e)(k)		721,000	648,900
Class C:
0.4358% 2/15/22 (e)(k)		1,864,711	1,640,946
0.5358% 2/15/22 (e)(k)		665,993	559,434
Class F, 0.5858% 2/15/22 (e)(k)		1,331,815	1,092,088
Class L, 2.1658% 2/15/22 (e)(k)		100,000	5,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		17,666,524	17,890,686
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (k)(m)		35,608,965	347,212
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	436,050
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5258% 5/15/23 (e)(k)		450,000	446,314
Class D, 0.7358% 5/15/23 (e)(k)		170,000	165,590
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust: - continued
floater Series 2006-HC1A:
Class F, 0.8658% 5/15/23 (e)(k)		$ 140,000	$ 135,697
Series 2006-HC1A Class C, 0.6658% 5/15/23 (e)(k)		355,000	349,373
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9115% 3/25/17 (e)(k)		160,000	131,150
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4615% 3/25/17 (e)(k)		260,000	206,700
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	332,500
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5571% 11/10/46 (e)		180,000	178,346
Class F, 5.5571% 11/10/46 (e)		330,000	304,037
Class XB, 0.2464% 11/10/46 (e)(m)		20,920,000	392,060
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	328,849
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2251% 6/10/31 (e)(k)		891,000	953,230
Series 2000-CKP1 Class B3, 7.9938% 11/10/33 (k)		230,000	229,690
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		1,500,000	1,573,871
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (e)		770,000	781,627
Class K, 6% 12/12/33 (e)		520,000	518,641
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	678,650
Class G, 6.936% 3/15/33 (e)		1,642,000	1,647,113
Class H, 7.039% 3/15/33 (e)		63,000	63,229
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	453,996
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	210,393
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1633% 9/25/45 (k)		1,290,000	1,252,977
Series 2011-K10 Class B, 4.598% 11/25/49 (e)(k)		240,000	225,707
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		618,525	592,856
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,018,253
Series 2001-1 Class X1, 0.9778% 5/15/33 (e)(k)(m)		6,939,641	74,386
Series 2001-3 Class C, 6.51% 6/10/38		287,000	293,863
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2002-1A Class H, 7.1453% 12/10/35 (e)(k)		$ 65,000	$ 65,864
Series 2007-C1 Class XP, 0.2003% 12/10/49 (k)(m)		36,230,175	192,071
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,926	87,636
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		1,034,955	1,078,772
Class G, 6.75% 4/15/29 (k)		504,000	509,293
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		270,345	280,302
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	6,738
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		114,378	114,909
Class J, 6.974% 8/15/36 (e)		226,000	223,078
Class K, 6.974% 8/15/36 (e)		427,000	154,365
Series 2000-C1:
Class H, 7% 3/15/33 (e)		4,124	4,137
Class K, 7% 3/15/33		90,000	64,505
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	296,425
Series 2005-C1 Class X2, 0.5542% 5/10/43 (k)(m)		7,242,120	54,296
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (e)(k)		715,000	675,839
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		490,000	503,580
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,986,209
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,907,717
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,285
Class J, 6.306% 1/11/35 (e)		760,000	751,401
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	203,914
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (e)(k)(m)		31,836,140	210,134
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (k)		5,013,000	5,288,743
Class A4, 5.8829% 7/10/38 (k)		9,540,000	10,477,157
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(m)		43,800,959	388,856
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (e)(k)		96,000	91,090
Class D, 0.543% 6/6/20 (e)(k)		453,000	416,875
Class E, 0.633% 6/6/20 (e)(k)		526,000	473,337
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
Series 2006-FL8A:
Class F, 0.703% 6/6/20 (e)(k)		$ 835,001	$ 734,696
Class J, 2.013% 6/6/20 (e)(k)		250,000	165,879
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(k)		1,994,000	1,945,512
Class D, 2.3636% 3/6/20 (e)(k)		4,004,000	3,896,413
Class F, 2.8433% 3/6/20 (e)(k)		164,000	158,828
Class G, 3.0177% 3/6/20 (e)(k)		81,000	77,845
Class H, 3.5846% 3/6/20 (e)(k)		60,000	57,437
Class J, 4.4568% 3/6/20 (e)(k)		86,000	80,736
Class L, 6.4193% 3/1/20 (e)(k)		400,000	362,144
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	597,082
Series 1997-GL:
Class G, 7.7695% 7/13/30 (k)		816,778	900,498
Class H, 8.0595% 7/13/30 (e)(k)		230,000	243,225
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (e)(k)		350,000	283,500
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (e)(k)(m)		34,645,578	308,318
Series 2006-GG6 Class A2, 5.506% 4/10/38		7,008,461	7,019,658
Series 2006-RR2:
Class M, 5.6387% 6/23/46 (e)(k)		100,000	0
Class N, 5.6387% 6/23/46 (e)(k)		100,000	0
Series 2010-C1 Class X, 1.585% 8/10/43 (e)(k)(m)		6,349,007	600,616
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,889,879
Series 2007-GG10:
Class A1, 5.69% 8/10/45		96,150	97,459
Class A2, 5.778% 8/10/45		13,561,000	13,906,178
Class A4, 5.8075% 8/10/45 (k)		9,090,000	9,710,335
Series 2010-C2 Class XA, 0.6992% 12/10/43 (e)(k)		5,657,377	183,865
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.114% 9/10/22 (e)(k)		1,120,000	1,068,463
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(k)		625,000	707,746
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(k)		460,000	461,610
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2:
Class D, 5.5307% 11/15/43 (e)(k)		220,000	221,402
Class XB, 0.6703% 11/15/43 (e)(k)(m)		3,600,000	164,766
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		$ 201,000	$ 206,863
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (e)(k)		204,404	190,607
Class D, 5.192% 1/12/37		230,000	236,335
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (e)(k)(m)		2,940,154	579
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4458% 2/15/19 (e)(k)		339,791	333,639
Series 2006-FL1A Class E, 0.6358% 2/15/20 (e)(k)		144,283	133,007
Series 2006-FLA2:
Class A2, 0.3958% 11/15/18 (e)(k)		10,000,000	9,500,000
Class B, 0.4358% 11/15/18 (e)(k)		1,238,455	1,164,147
Class C, 0.4758% 11/15/18 (e)(k)		879,888	827,094
Class D, 0.4958% 11/15/18 (e)(k)		268,033	251,951
Class E, 0.5458% 11/15/18 (e)(k)		386,651	340,253
Class F, 0.5958% 11/15/18 (e)(k)		578,916	497,868
Class G, 0.6258% 11/15/18 (e)(k)		503,029	422,545
Class H, 0.7658% 11/15/18 (e)(k)		386,672	313,204
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (k)		5,657,000	5,912,190
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,301,444
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		903,000	934,673
Class A3, 5.336% 5/15/47		9,409,000	9,999,548
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (k)		6,670,000	7,183,996
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (k)		5,340,000	5,525,582
Series 2007-LDP10 Class A1, 5.122% 1/15/49		29,785	29,931
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,396,859
Class A3, 5.412% 1/15/49		8,142,000	8,653,620
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	152,090
Series 2004-LN2 Class D, 5.213% 7/15/41 (k)		420,000	386,192
Series 2005-CB13 Class E, 5.3502% 1/12/43 (e)(k)		963,000	99,724
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,466,090	10,893,156
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	562,594
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (k)		165,000	97,420
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class C, 5.7447% 2/12/49 (k)		$ 424,000	$ 216,644
Class D, 5.7447% 2/12/49 (k)		447,000	208,788
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	233,141
Class CS, 5.466% 1/15/49 (k)		157,000	84,834
Class ES, 5.5411% 1/15/49 (e)(k)		983,000	249,628
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,193,149	1,245,235
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		642,313	642,635
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (k)		21,615,000	23,323,255
Series 1998-C1 Class D, 6.98% 2/18/30		568,912	569,628
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		583,000	612,150
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		17,073	17,105
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	146,631
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	524,349
Class AM, 5.263% 11/15/40 (k)		67,000	71,138
Series 2006-C1 Class A2, 5.084% 2/15/31		482,477	482,944
Series 2006-C6:
Class A1, 5.23% 9/15/39		163,336	163,489
Class A2, 5.262% 9/15/39 (k)		11,694,000	11,809,150
Series 2006-C7:
Class A1, 5.279% 11/15/38		281,669	284,289
Class A2, 5.3% 11/15/38		2,092,000	2,126,829
Class A3, 5.347% 11/15/38		1,417,000	1,517,941
Class AM, 5.378% 11/15/38		160,000	165,893
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)		158,589	160,898
Class A3, 5.398% 2/15/40		10,000,000	10,340,866
Class A4, 5.424% 2/15/40		5,434,000	5,830,389
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,233,571
Series 2007-C6 Class A2, 5.845% 7/15/40		9,923,845	10,305,926
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,731,594
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,140,813
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(k)		86,000	88,331
Series 2003-C7 Class L, 5.114% 7/15/37 (e)(k)		284,000	192,479
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2:
Class G, 4.595% 3/15/36 (e)(k)		$ 225,000	$ 191,731
Class K, 5.2553% 3/15/36 (e)(k)		500,000	223,046
Class XCP, 1.0355% 3/15/36 (e)(k)(m)		22,208,334	8,248
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	779,714
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (k)(m)		5,887,328	47,777
Series 2005-C5 Class A2, 4.885% 9/15/30		437,946	443,994
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		686,000	645,167
Series 2006-C4:
Class AJ, 5.9031% 6/15/38 (k)		480,000	490,614
Class AM, 5.9031% 6/15/38 (k)		500,000	536,783
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (k)(m)		8,763,693	144,892
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (k)(m)		3,265,697	40,894
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,565,464
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,189,673
Class XCP, 0.2848% 9/15/45 (k)(m)		145,958,021	1,436,431
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (e)(k)		608,683	547,815
Class E, 0.5558% 9/15/21 (e)(k)		2,196,145	1,932,608
Class F, 0.6058% 9/15/21 (e)(k)		1,143,094	971,630
Class G, 0.6258% 9/15/21 (e)(k)		2,258,211	1,829,151
Class H, 0.6658% 9/15/21 (e)(k)		582,579	454,411
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,462,891
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		180,000	184,806
Class I11, 7.72% 2/26/28 (e)		100,000	101,970
Class I12, 7.72% 2/26/28 (e)		100,000	100,590
Class I9, 7.72% 2/26/28 (e)		153,200	155,927
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4345% 10/12/39 (e)	CAD	320,000	234,707
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		620,000	663,400
Series 1998-C3 Class E, 7.0637% 12/15/30 (k)		173,000	184,859
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42		70,480	70,469
Series 2004-MKB1 Class F, 5.5088% 2/12/42 (e)(k)		180,000	172,183
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (k)		3,122,000	3,181,297
Series 2005-LC1 Class F, 5.3853% 1/12/44 (e)(k)		1,655,000	844,517
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1:
Class A2, 5.6109% 5/12/39 (k)		$ 2,247,097	$ 2,316,176
Class AJ, 5.6559% 5/12/39 (k)		160,000	161,089
Class AM, 5.6559% 5/12/39 (k)		100,000	107,288
Series 2007-C1 Class A4, 5.8261% 6/12/50 (k)		7,199,517	7,816,600
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,347,179
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (k)		867,427	846,933
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (k)		2,024,000	2,103,748
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		1,051,279	1,065,284
Class ASB, 5.133% 12/12/49 (k)		1,636,000	1,738,378
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,748,084
Class A4, 5.378% 8/12/48		76,000	79,921
Class B, 5.479% 2/12/17		5,706,000	2,506,361
Series 2007-6:
Class A1, 5.175% 3/12/51		64,797	65,487
Class A4, 5.485% 3/12/51 (k)		14,650,000	15,383,874
Series 2007-7 Class A4, 5.7439% 6/12/50 (k)		6,656,000	7,079,713
Series 2007-8 Class A1, 4.622% 8/12/49		314,080	317,561
Series 2006-4 Class XP, 0.6112% 12/12/49 (k)(m)		34,448,107	662,844
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	931,699
Series 2007-7 Class B, 5.75% 6/12/50		166,000	37,690
Series 2007-8 Class A3, 5.9645% 8/12/49 (k)		1,640,000	1,775,689
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.466% 7/15/19 (e)(k)		357,716	186,012
Class H, 0.646% 7/15/19 (e)(k)		218,957	215,203
Class J, 0.696% 7/15/19 (e)(k)		354,000	287,301
Series 2007-XCLA Class A1, 0.466% 7/17/17 (e)(k)		1,948,246	1,753,421
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (e)(k)		1,092,000	917,280
Class D, 0.456% 10/15/20 (e)(k)		667,354	500,516
Class E, 0.516% 10/15/20 (e)(k)		834,661	542,530
Class F, 0.566% 10/15/20 (e)(k)		500,899	250,450
Class G, 0.606% 10/15/20 (e)(k)		619,188	247,675
Class H, 0.696% 10/15/20 (e)(k)		389,758	38,976
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA:
Class J, 0.846% 10/15/20 (e)(k)		$ 444,903	$ 22,245
Class MHRO, 0.956% 10/15/20 (e)(k)		595,092	190,429
Class MJPM, 1.266% 10/15/20 (e)(k)		33,074	25,467
Class MSTR, 0.966% 10/15/20 (e)(k)		343,918	110,054
Class NHRO, 1.156% 10/15/20 (e)(k)		903,133	198,689
Class NSTR, 1.116% 10/15/20 (e)(k)		315,384	69,384
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (e)(k)(m)		5,235,674	24,632
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		424,620	433,113
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,899,515
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,236
Series 2006-T23 Class A1, 5.682% 8/12/41		254,564	255,133
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		143,334	144,510
Class A31, 5.439% 2/12/44 (k)		964,000	1,001,199
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		302,537	305,609
Class A4, 5.364% 3/15/44		10,000,000	10,438,150
Series 2007-IQ14 Class A1, 5.38% 4/15/49		583,244	593,959
Series 2007-T25 Class A1, 5.391% 11/12/49		231,646	235,540
Series 1997-RR Class F, 7.4398% 4/30/39 (e)(k)		196,311	188,459
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		223,000	136,588
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	154,422
Class O, 5.91% 11/15/31 (e)		291,809	63,134
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (e)(k)(m)		11,254,806	56,013
Series 2004-IQ7 Class E, 5.4% 6/15/38 (e)(k)		120,000	98,400
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	230,300
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (e)(k)(m)		20,117,996	193,416
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (e)(k)(m)		9,538,606	88,410
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (k)		2,950,000	2,984,654
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (k)		2,994,116	3,109,070
Class A4, 5.7317% 10/15/42 (k)		570,000	623,295
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	728,347
Class B, 5.468% 12/15/43		1,902,000	1,236,300
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.803% 8/12/41 (k)		$ 972,000	$ 1,037,361
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)		3,448,000	2,586,000
Series 2007-HQ12 Class A2, 5.5971% 4/12/49 (k)		12,562,822	12,875,272
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,021,078
Class B, 5.7308% 4/15/49 (k)		469,000	257,950
Series 2011-C1 Class E, 5.257% 9/15/47 (e)		573,100	556,446
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9524% 2/23/34 (k)		466,000	517,151
Series 2001-IQA Class F, 6.79% 12/18/32 (e)		152,609	153,052
Series 2001-TOP3 Class E, 7.1804% 7/15/33 (e)(k)		150,000	152,411
Series 2003-TOP9 Class E, 5.7324% 11/13/36 (e)(k)		78,000	70,524
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		128,895	123,941
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (e)		557,626	597,698
Class G, 5% 8/20/30 (e)		361,875	372,801
Class J, 5% 8/20/30 (e)		195,000	187,200
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		1,050,000	1,103,143
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		713,888	763,432
RBSCF Trust Series 2010-MB1 Class D, 4.6672% 4/15/24 (e)(k)		480,000	484,425
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	107,000	82,188
Class G, 4.456% 9/12/38 (e)	CAD	54,000	39,480
Class H, 4.456% 9/12/38 (e)	CAD	36,000	24,464
Class J, 4.456% 9/12/38 (e)	CAD	36,000	22,682
Class K, 4.456% 9/12/38 (e)	CAD	18,000	9,887
Class L, 4.456% 9/12/38 (e)	CAD	26,000	13,200
Class M, 4.456% 9/12/38 (e)	CAD	128,859	35,584
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	86,253
Class G, 4.57% 4/12/23	CAD	42,000	27,405
Class H, 4.57% 4/12/23	CAD	42,000	26,136
Class J, 4.57% 4/12/23	CAD	42,000	24,938
Class K, 4.57% 4/12/23	CAD	21,000	11,904
Class L, 4.57% 4/12/23	CAD	63,000	34,110
Class M, 4.57% 4/12/23	CAD	185,000	45,493
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		$ 135,000	$ 134,784
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	204,939
Class E5, 6.5% 2/18/34 (e)(k)		900,000	929,149
Class E6, 6.5% 2/18/34 (e)(k)		192,000	172,320
Class F6, 6.5% 2/18/34 (e)(k)		43,000	37,088
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		175,083	178,755
Class F, 7.3% 10/12/34 (e)		473,000	485,030
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.041% 8/15/39 (k)		170,000	182,238
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	283,500
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)		1,182,380	1,191,773
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8408% 7/15/24 (e)(k)		110,000	37,374
Class G, 0.8408% 7/15/24 (e)(k)		200,000	65,780
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (e)		180,000	189,935
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (e)(k)		1,276,330	1,225,332
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (e)(k)		1,770,598	1,377,199
Class F, 0.604% 8/11/18 (e)(k)		1,877,987	1,259,056
Class G, 0.624% 8/11/18 (e)(k)		1,779,101	1,091,657
Class J, 0.864% 8/11/18 (e)(k)		395,545	184,103
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (e)(k)		140,220	98,154
Class AP2, 1.0658% 6/15/20 (e)(k)		235,007	152,754
Class F, 0.7458% 6/15/20 (e)(k)		4,565,501	2,967,576
Class LXR1, 0.9658% 6/15/20 (e)(k)		233,916	196,489
Class LXR2, 1.0658% 6/15/20 (e)(k)		3,111,858	2,458,368
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		2,687,455	2,706,604
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,396,244
Series 2006-C27 Class A2, 5.624% 7/15/45		1,548,476	1,561,791
Series 2006-C29:
Class A1, 5.11% 11/15/48		410,200	413,252
Class A3, 5.313% 11/15/48		5,051,000	5,281,434
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class A1, 5.031% 12/15/43		$ 9,005	$ 8,999
Class A3, 5.246% 12/15/43		1,633,000	1,679,058
Class A4, 5.305% 12/15/43		8,604,000	8,784,563
Class A5, 5.342% 12/15/43		2,036,000	2,124,220
Series 2007-C31:
Class A1, 5.14% 4/15/47		11,690	11,683
Class A4, 5.509% 4/15/47		4,299,000	4,526,285
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (k)		15,568,000	16,226,841
Class A3, 5.7456% 6/15/49 (k)		3,229,000	3,442,146
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	892,449
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	338,872
Series 2004-C11:
Class D, 5.3116% 1/15/41 (k)		360,000	338,294
Class E, 5.3616% 1/15/41 (k)		327,000	282,000
Series 2004-C12 Class D, 5.3051% 7/15/41 (k)		280,000	263,533
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	258,294
Class C, 5.21% 8/15/41		170,000	166,612
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(k)		1,464,000	1,405,440
Class 180B, 5.5782% 10/15/41 (e)(k)		666,000	626,040
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,757,897
Series 2005-C22:
Class B, 5.3619% 12/15/44 (k)		4,218,000	3,772,737
Class F, 5.3619% 12/15/44 (e)(k)		3,171,000	1,794,813
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,398,151
Series 2006-C29 Class E, 5.516% 11/15/48 (k)		1,902,000	1,026,554
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	6,321,113
Class C, 5.483% 12/15/43 (k)		5,706,000	2,953,511
Class D, 5.513% 12/15/43 (k)		3,044,000	1,238,162
Class XP, 0.4403% 12/15/43 (e)(k)(m)		21,123,634	256,206
Series 2007-C31 Class C, 5.6933% 4/15/47 (k)		522,000	269,060
Series 2007-C32:
Class D, 5.7456% 6/15/49 (k)		1,431,000	769,608
Class E, 5.7456% 6/15/49 (k)		2,252,000	951,020
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (k)		$ 1,259,000	$ 1,357,673
Series 2007-C33 Class B, 5.8994% 2/15/51 (k)		3,198,000	2,358,661
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		10,192,000	384,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $690,130,978)			841,199,121
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (k)		3,300,000	3,221,229
California Gen. Oblig.:
6.2% 3/1/19		6,044,000	6,392,739
7.5% 4/1/34		5,600,000	5,992,672
7.55% 4/1/39		8,202,000	8,850,696
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	6,803,501
5.665% 3/1/18 (f)		5,425,000	5,436,610
5.877% 3/1/19 (f)		5,295,000	5,308,767
TOTAL MUNICIPAL SECURITIES (Cost $40,855,478)			42,006,214
Foreign Government and Government Agency Obligations - 1.7%

Arab Republic of Egypt:
5.75% 4/29/20 (e)		1,275,000	1,188,938
6.875% 4/30/40 (e)		1,395,000	1,241,550
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,463,136	2,952,324
par 2.5% 12/31/38 (d)		3,210,000	1,332,150
0.4677% 8/3/12 (k)		7,487,500	7,184,528
7% 3/28/11		7,210,000	7,216,209
7% 9/12/13		10,045,000	10,047,232
7% 10/3/15		5,025,000	4,586,848
Aruba Government 6.4% 9/6/15 (e)		350,000	367,500
Bahamian Republic 6.95% 11/20/29 (e)		805,000	825,125
Barbados Government 7.25% 12/15/21 (e)		647,000	659,940
Belarus Republic 8.75% 8/3/15		1,955,000	1,921,765
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Bermuda Government 5.603% 7/20/20 (e)		$ 470,000	$ 491,150
Brazilian Federative Republic:
5.625% 1/7/41		1,135,000	1,112,300
5.875% 1/15/19		325,000	359,125
6% 9/15/13		200,007	209,507
7.125% 1/20/37		430,000	507,400
8.75% 2/4/25		545,000	733,025
10.125% 5/15/27		340,000	510,000
12.25% 3/6/30		455,000	800,800
Buenos Aires Province 11.75% 10/5/15 (e)		515,000	528,905
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,340,000	1,554,400
Chilean Republic 7.125% 1/11/12		3,045,000	3,203,340
Colombian Republic:
6.125% 1/18/41		1,200,000	1,218,000
7.375% 3/18/19		1,465,000	1,747,013
7.375% 9/18/37		2,130,000	2,524,050
10.375% 1/28/33		965,000	1,423,375
11.75% 2/25/20		950,000	1,425,000
Congo Republic 3% 6/30/29 (d)		1,562,750	922,023
Croatia Republic:
6.625% 7/14/20 (e)		855,000	880,650
6.75% 11/5/19 (e)		1,455,000	1,512,327
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (e)		1,260,000	1,363,950
8.25% 10/24/12 (e)		1,070,000	1,142,225
Dominican Republic:
1.2713% 8/30/24 (k)		1,350,000	1,198,125
7.5% 5/6/21 (e)		1,140,000	1,172,832
9.04% 1/23/18 (e)		967,284	1,073,686
Ecuador Republic 5% 2/28/25		218,000	159,140
El Salvador Republic:
7.375% 12/1/19 (e)		745,000	812,050
7.625% 2/1/41 (e)		525,000	517,125
7.65% 6/15/35 (Reg. S)		1,265,000	1,271,325
7.75% 1/24/23 (Reg. S)		1,070,000	1,187,700
8.25% 4/10/32 (Reg. S)		375,000	410,625
Gabonese Republic 8.2% 12/12/17 (e)		1,310,000	1,444,275
Georgia Republic 7.5% 4/15/13		2,470,000	2,581,150
Ghana Republic 8.5% 10/4/17 (e)		1,375,000	1,488,438
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		1,335,000	1,314,975
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Hungarian Republic:
4.75% 2/3/15		$ 880,000	$ 886,600
6.25% 1/29/20		2,250,000	2,306,250
Indonesian Republic:
5.875% 3/13/20 (e)		1,560,000	1,671,150
6.625% 2/17/37 (e)		1,000,000	1,065,000
6.875% 1/17/18 (e)		980,000	1,109,850
7.5% 1/15/16 (e)		485,000	563,813
7.75% 1/17/38 (e)		1,690,000	2,011,100
8.5% 10/12/35 (Reg. S)		1,360,000	1,754,400
11.625% 3/4/19 (e)		1,520,000	2,188,800
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,610,000	3,086,550
Ivory Coast 2.5% 12/31/32 (b)(d)		2,710,000	1,009,475
Jordanian Kingdom 3.875% 11/12/15		1,020,000	932,025
Lebanese Republic 4% 12/31/17		2,702,000	2,600,675
Lithuanian Republic:
5.125% 9/14/17 (e)		430,000	419,250
6.75% 1/15/15 (e)		1,905,000	2,047,875
7.375% 2/11/20 (e)		1,685,000	1,847,181
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		560,000	644,000
Peruvian Republic:
3% 3/7/27 (d)		435,000	374,100
5.625% 11/18/50		1,440,000	1,339,200
7.35% 7/21/25		950,000	1,147,125
8.75% 11/21/33		2,515,000	3,449,323
Philippine Republic:
6.375% 1/15/32		515,000	547,188
6.375% 10/23/34		760,000	801,800
6.5% 1/20/20		805,000	915,688
9.5% 2/2/30		260,000	369,850
9.5% 2/2/30		345,000	490,763
10.625% 3/16/25		520,000	785,200
Polish Government 3.875% 7/16/15		840,000	850,500
Provincia de Cordoba 12.375% 8/17/17 (e)		1,160,000	1,203,500
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,900,000	3,412,500
Republic of Nigeria 6.75% 1/28/21 (e)		1,605,000	1,574,906
Republic of Serbia 6.75% 11/1/24 (e)		6,869,334	6,869,334
Russian Federation:
3.625% 4/29/15 (e)		1,100,000	1,101,100
5% 4/29/20 (e)		1,900,000	1,896,200
7.5% 3/31/30 (Reg. S)		9,685,690	11,211,186
11% 7/24/18 (Reg. S)		335,000	470,675
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Russian Federation: - continued
12.75% 6/24/28 (Reg. S)		$ 1,800,000	$ 3,132,000
Turkish Republic:
5.625% 3/30/21		815,000	812,963
6% 1/14/41		350,000	318,063
6.75% 4/3/18		1,395,000	1,531,013
6.75% 5/30/40		805,000	807,013
6.875% 3/17/36		2,920,000	2,982,196
7% 9/26/16		1,360,000	1,518,168
7.25% 3/15/15		730,000	817,600
7.25% 3/5/38		1,400,000	1,491,000
7.375% 2/5/25		3,590,000	4,034,442
7.5% 7/14/17		1,285,000	1,468,113
7.5% 11/7/19		745,000	851,163
11.875% 1/15/30		860,000	1,395,866
Ukraine Cabinet of Ministers:
6.875% 3/4/11 (Reg. S)		4,605,000	4,605,527
7.65% 6/11/13 (e)		1,310,000	1,372,225
7.95% 2/23/21 (e)		325,000	326,219
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		840,000	867,300
Ukraine Government:
6.385% 6/26/12 (e)		1,535,000	1,579,515
6.75% 11/14/17 (e)		2,295,000	2,263,444
6.875% 9/23/15 (e)		880,000	894,300
7.75% 9/23/20 (e)		1,230,000	1,235,535
United Mexican States:
5.125% 1/15/20		820,000	860,180
5.625% 1/15/17		740,000	815,850
5.75% 10/12/10		964,000	863,937
6.05% 1/11/40		1,788,000	1,832,700
6.75% 9/27/34		720,000	806,400
7.5% 4/8/33		425,000	520,625
8.3% 8/15/31		420,000	558,600
Uruguay Republic:
6.875% 9/28/25		585,000	668,363
7.875% 1/15/33 pay-in-kind		1,570,000	1,891,850
8% 11/18/22		2,566,902	3,163,707
Venezuelan Republic:
1.3031% 4/20/11 (Reg. S) (k)		6,235,000	6,194,473
6% 12/9/20		860,000	494,500
7% 3/31/38		815,000	450,288
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Venezuelan Republic: - continued
8.5% 10/8/14		$ 960,000	$ 842,400
9% 5/7/23 (Reg. S)		3,100,000	2,069,250
9.25% 9/15/27		2,235,000	1,598,025
9.25% 5/7/28 (Reg. S)		1,000,000	665,000
9.375% 1/13/34		1,235,000	821,275
10.75% 9/19/13		830,000	819,625
12.75% 8/23/22		3,605,000	3,037,213
13.625% 8/15/18		2,328,000	2,234,880
Vietnamese Socialist Republic:
1.2997% 3/12/16 (k)		908,696	845,087
4% 3/12/28 (d)		3,195,000	2,619,900
6.75% 1/29/20 (e)		1,405,000	1,405,000
6.875% 1/15/16 (e)		1,230,000	1,291,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,660,759)			214,952,545
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	257,365
Eurasian Development Bank 7.375% 9/29/14 (e)		1,100,000	1,205,875
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,336,727)			1,463,240
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e) (Cost $15)	1,517	15
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	62,000	3,154,560
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	$ 1,372,966
TOTAL CONVERTIBLE PREFERRED STOCKS		4,527,526
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (e)	3,095	2,917,038
TOTAL PREFERRED STOCKS (Cost $7,078,136)		7,444,564
Floating Rate Loans - 0.4%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.198% 12/27/14 (k)	$ 3,386,575	3,276,511
Tranche C, term loan 2.1975% 12/27/15 (k)	2,127,197	2,047,427
		5,323,938
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan:
5.25% 12/22/16 (f)(k)	2,140,000	2,140,000
7% 12/22/16 (k)	1,241,888	1,260,516
		3,400,516
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	997,500
Las Vegas Sands LLC:
Tranche B, term loan 3.04% 11/23/16 (k)	2,442,186	2,426,922
Tranche I, term loan 3.04% 11/23/16 (k)	501,767	498,631
Six Flags, Inc. Tranche B, term loan 5.5% 6/30/16 (k)	1,295,000	1,314,425
		5,237,478
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9115% 1/29/16 (k)	1,971,432	1,801,396
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Newsday LLC term loan 10.5% 8/1/13	$ 3,505,000	$ 3,728,619
Univision Communications, Inc. term loan 4.5115% 3/31/17 (k)	3,390,902	3,306,130
		8,836,145
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B, term loan 4.75% 1/26/18 (k)	325,000	325,000
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	345,000	347,588
		672,588
TOTAL CONSUMER DISCRETIONARY		23,470,665
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (k)	605,000	609,538
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (k)	3,787,700	3,896,596
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (k)	155,000	155,581
		4,052,177
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.514% 4/30/14 (k)	4,150,312	4,067,305
US Airways Group, Inc. term loan 2.7615% 3/23/14 (k)	1,055,000	970,600
		5,037,905
Road & Rail - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (k)	636,764	641,540
TOTAL INDUSTRIALS		5,679,445
Floating Rate Loans - continued
	Principal Amount (c)	Value
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	$ 245,000	$ 248,063
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 3.0115% 9/24/14 (k)	3,690,000	3,487,050
TOTAL INFORMATION TECHNOLOGY		3,735,113
MATERIALS - 0.0%
Chemicals - 0.0%
Styron Corp. Tranche B, term loan 6% 8/2/17 (k)	420,000	423,675
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,106,300
TOTAL MATERIALS		2,529,975
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.764% 7/3/15 (k)	3,494,397	3,476,925
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (k)	2,425,000	2,340,125
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,270,000	2,284,188
		8,101,238
TOTAL FLOATING RATE LOANS (Cost $43,719,386)		48,178,151
Sovereign Loan Participations - 0.0%

Indonesian Republic:
loan participation:
- Citibank 1.25% 12/14/19 (k)	1,717,399	1,605,768
- Goldman Sachs 1.25% 12/14/19 (k)	975,000	911,625
1.25% 12/14/19 (k)	119,571	111,799
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,328,596)		2,629,192
Bank Notes - 0.0%
	Principal Amount (c)	Value
National City Bank, Cleveland 0.3959% 3/1/13 (k)	$ 1,237,000	$ 1,229,657
Wachovia Bank NA 6% 11/15/17	2,243,000	2,513,484
TOTAL BANK NOTES (Cost $3,597,465)		3,743,141
Fixed-Income Funds - 20.3%
	Shares
Fidelity Floating Rate Central Fund (l)	3,948,352	403,047,758
Fidelity Mortgage Backed Securities Central Fund (l)	21,301,705	2,230,288,539
TOTAL FIXED-INCOME FUNDS (Cost $2,498,982,203)		2,633,336,297
Preferred Securities - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (e)	$ 3,793,000	3,839,501
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (k)	1,312,000	1,184,749
MUFG Capital Finance 1 Ltd. 6.346% (k)	3,828,000	3,942,129
		5,126,878
TOTAL PREFERRED SECURITIES (Cost $6,979,410)		8,966,379
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $585,536,000)	$ 585,539,417	$ 585,536,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $12,710,865,049)		13,357,178,829
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(415,489,303)
NET ASSETS - 100%		12,941,689,526
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $480,000) (j)

	Sept. 2037	$ 2,691,612	$ (2,515,912)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $1,058,000) (j)	Sept. 2037	3,095,354	(2,893,299)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $651,000) (j)	Sept. 2037	1,884,129	(1,761,139)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $936,000) (j)	Sept. 2037	4,844,902	(4,528,642)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $347,750) (j)	Sept. 2037	1,749,548	(1,635,343)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)	August 2034	25,883	(14,355)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	25,312	(19,126)
TOTAL CREDIT DEFAULT SWAPS		$ 14,317,527	(13,368,558)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	2,450,620
TOTAL INTEREST RATE SWAPS		$ 214,317,527	$ (10,917,938)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,075,688,593 or 8.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,952,511.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $693,521 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.423% 8/1/19	2/17/11	$ 686,783
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$585,536,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 48,936,266
Bank of America NA	43,498,904
Barclays Capital, Inc.	24,223,452
Credit Agricole Securities (USA), Inc.	21,749,452
Deutsche Bank Securities, Inc.	24,956,539
Goldman, Sachs & Co.	5,437,363
HSBC Securities (USA), Inc.	65,248,355
ING Financial Markets LLC	40,236,486
J.P. Morgan Securities, Inc.	65,248,355
Merrill Lynch Government Securities, Inc.	19,574,507
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,028,772
Mizuho Securities USA, Inc.	119,621,984
RBC Capital Markets Corp.	5,437,363
Societe Generale, New York Branch	43,498,904
Wells Fargo Securities LLC	27,839,298
$ 585,536,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,184,744
Fidelity Floating Rate Central Fund	8,630,741
Fidelity Mortgage Backed Securities Central Fund	26,123,064
Total	$ 36,938,549
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ 175,194,123*	$ -	0.0%
Fidelity Floating Rate Central Fund	392,753,749	8,630,741	25,008,160	403,047,758	13.6%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	761,530,232	-	2,230,288,539	22.4%
Total	$ 2,056,140,835	$ 770,160,973	$ 200,202,283	$ 2,633,336,297
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,154,560	$ 3,154,560	$ -	$ -
Financials	2,917,053	-	2,917,038	15
Utilities	1,372,966	1,372,966	-	-
Corporate Bonds	3,151,652,528	-	3,150,241,758	1,410,770
U.S. Government and Government Agency Obligations	3,725,706,739	-	3,725,706,739	-
U.S. Government Agency - Mortgage Securities	$ 1,526,982,045	$ -	$ 1,526,982,045	$ -
Asset-Backed Securities	324,517,225	-	304,366,173	20,151,052
Collateralized Mortgage Obligations	238,865,433	-	237,601,239	1,264,194
Commercial Mortgage Securities	841,199,121	-	786,938,606	54,260,515
Municipal Securities	42,006,214	-	42,006,214	-
Foreign Government and Government Agency Obligations	214,952,545	-	213,842,298	1,110,247
Supranational Obligations	1,463,240	-	1,463,240	-
Floating Rate Loans	48,178,151	-	47,180,651	997,500
Sovereign Loan Participations	2,629,192	-	2,629,192	-
Bank Notes	3,743,141	-	3,743,141	-
Fixed-Income Funds	2,633,336,297	2,633,336,297	-	-
Preferred Securities	8,966,379	-	8,966,379	-
Cash Equivalents	585,536,000	-	585,536,000	-
Total Investments in Securities:	$ 13,357,178,829	$ 2,637,863,823	$ 10,640,120,713	$ 79,194,293
Derivative Instruments:
Assets
Swap Agreements	$ 2,450,620	$ -	$ 2,450,620	$ -
Liabilities
Swap Agreements	$ (13,368,558)	$ -	$ (13,348,690)	$ (19,868)
Total Derivative Instruments:	$ (10,917,938)	$ -	$ (10,898,070)	$ (19,868)
Other Financial Instruments:
Forward Commitments	$ (2,633,149)	$ -	$ (2,633,149)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	1,055,956
Total Unrealized Gain (Loss)	11,530,749
Cost of Purchases	12,551,238
Proceeds of Sales	(5,877,418)
Amortization/Accretion	884,173
Transfers in to Level 3	11,998,624
Transfers out of Level 3	(54,389,196)
Ending Balance	$ 79,194,293
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 10,654,959
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	2,151
Transfers in to Level 3	-
Transfers out of Level 3	16,179
Ending Balance	$ (19,868)
Realized gain (loss) on Swap Agreements for the period	$ 845
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 2,151

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (13,368,558)
Interest Rate Risk
Swap Agreements (a)	2,450,620	-
Total Value of Derivatives	$ 2,450,620	$ (13,368,558)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $585,536,000) - See accompanying schedule: Unaffiliated issuers (cost $10,211,882,846)	$ 10,723,842,532
Fidelity Central Funds (cost $2,498,982,203)	2,633,336,297
Total Investments (cost $12,710,865,049)		$ 13,357,178,829
Commitment to sell securities on a delayed delivery basis	(768,766,614)
Receivable for securities sold on a delayed delivery basis	766,133,465	(2,633,149)
Receivable for investments sold, regular delivery basis		197,971,546
Cash		1,501,442
Receivable for swap agreements		2,023
Receivable for fund shares sold		22,621,684
Dividends receivable		40,085
Interest receivable		78,895,273
Distributions receivable from Fidelity Central Funds		5,602,801
Unrealized appreciation on swap agreements		2,450,620
Other receivables		48,875
Total assets		13,663,680,029

Liabilities
Payable for investments purchased Regular delivery	$ 28,966,018
Delayed delivery	657,387,067
Payable for swap agreements	236,452
Payable for fund shares redeemed	15,209,649
Distributions payable	1,587,934
Unrealized depreciation on swap agreements	13,368,558
Accrued management fee	3,315,389
Distribution and service plan fees payable	290,241
Other affiliated payables	1,577,096
Other payables and accrued expenses	52,099
Total liabilities		721,990,503

Net Assets		$ 12,941,689,526
Net Assets consist of:
Paid in capital		$ 12,450,234,271
Undistributed net investment income		65,499,604
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(207,799,980)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		633,755,631
Net Assets		$ 12,941,689,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,163,936,919 ÷ 108,066,935 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($43,681,759 ÷ 4,060,106 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($10,211,165 ÷ 947,846 shares)A	$ 10.77

Class C: Net Asset Value and offering price per share ($74,776,166 ÷ 6,943,449 shares)A	$ 10.77

Total Bond: Net Asset Value, offering price and redemption price per share ($11,128,534,619 ÷ 1,033,402,924 shares)	$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($520,548,898 ÷ 48,400,263 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2011

Investment Income
Dividends		$ 616,201
Interest		240,341,919
Income from Fidelity Central Funds		36,938,549
Total income		277,896,669

Expenses
Management fee	$ 20,069,896
Transfer agent fees	7,291,311
Distribution and service plan fees	1,681,944
Fund wide operations fee	2,160,993
Independent trustees' compensation	24,481
Miscellaneous	23,279
Total expenses before reductions	31,251,904
Expense reductions	(2,026)	31,249,878
Net investment income (loss)		246,646,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,863,378
Fidelity Central Funds	23,270,782
Foreign currency transactions	(1,506)
Swap agreements	(650,446)
Total net realized gain (loss)		167,482,208
Change in net unrealized appreciation (depreciation) on: Investment securities	(242,416,745)
Assets and liabilities in foreign currencies	254
Swap agreements	1,113,625
Delayed delivery commitments	(2,512,611)
Total change in net unrealized appreciation (depreciation)		(243,815,477)
Net gain (loss)		(76,333,269)
Net increase (decrease) in net assets resulting from operations		$ 170,313,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 246,646,791	$ 543,147,424
Net realized gain (loss)	167,482,208	409,784,472
Change in net unrealized appreciation (depreciation)	(243,815,477)	507,776,768
Net increase (decrease) in net assets resulting from operations	170,313,522	1,460,708,664
Distributions to shareholders from net investment income	(256,313,887)	(513,099,556)
Distributions to shareholders from net realized gain	(244,515,506)	(40,443,047)
Total distributions	(500,829,393)	(553,542,603)
Share transactions - net increase (decrease)	384,856,820	9,934,978
Total increase (decrease) in net assets	54,340,949	917,101,039

Net Assets
Beginning of period	12,887,348,577	11,970,247,538
End of period (including undistributed net investment income of $65,499,604 and undistributed net investment income of $75,166,700, respectively)	$ 12,941,689,526	$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.191	.428	.494	.488	.508	.043	.476
Net realized and unrealized gain (loss)	(.060)	.778	.231	(.189)	(.141)	.105	(.294) H
Total from investment operations	.131	1.206	.725	.299	.367	.148	.182
Distributions from net investment income	(.200)	(.402)	(.447)	(.474)	(.470)	(.038)	(.432)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.411)	(.436)	(.515)	(.499)	(.487)	(.038)	(.472)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	1.21%	11.97%	7.79%	2.93%	3.57%	1.44%	1.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.85% A	.82%	.80%	.80%	.77%	.73%A	.79%
Expenses net of fee waivers, if any	.85%A	.82%	.80%	.80%	.77%	.73%A	.79%
Expenses net of all reductions	.85%A	.82%	.80%	.80%	.77%	.73%A	.79%
Net investment income (loss)	3.56%A	4.00%	5.17%	4.77%	4.93%	4.98%A	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,163,937	$ 805,816	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545
Portfolio turnover rate G	165%A,L	130%	104%L	122%	116%L	53%A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.195	.426	.488	.489	.508	.042	.466
Net realized and unrealized gain (loss)	(.062)	.778	.233	(.191)	(.143)	.105	(.296) H
Total from investment operations	.133	1.204	.721	.298	.365	.147	.170
Distributions from net investment income	(.202)	(.400)	(.443)	(.473)	(.468)	(.037)	(.420)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.413)	(.434)	(.511)	(.498)	(.485)	(.037)	(.460)
Net asset value, end of period	$ 10.76	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B,C,D	1.23%	11.97%	7.74%	2.92%	3.55%	1.43%	1.66%
Ratios to Average Net Assets F,J
Expenses before reductions	.82% A	.82%	.85%	.81%	.78%	.87% A	.91%
Expenses net of fee waivers, if any	.82% A	.82%	.85%	.81%	.78%	.87% A	.90%
Expenses net of all reductions	.82% A	.82%	.85%	.80%	.78%	.87% A	.90%
Net investment income (loss)	3.59% A	4.01%	5.12%	4.76%	4.92%	4.84% A	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,682	$ 71,349	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.155	.351	.423	.413	.432	.037	.399
Net realized and unrealized gain (loss)	(.071)	.787	.233	(.190)	(.145)	.104	(.296) H
Total from investment operations	.084	1.138	.656	.223	.287	.141	.103
Distributions from net investment income	(.163)	(.324)	(.378)	(.398)	(.390)	(.031)	(.353)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.374)	(.358)	(.446)	(.423)	(.407)	(.031)	(.393)
Net asset value, end of period	$ 10.77	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	.78%	11.26%	7.01%	2.17%	2.77%	1.38%	1.01%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.59%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Expenses net of all reductions	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Net investment income (loss)	2.87% A	3.29%	4.44%	4.03%	4.17%	4.22% A	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,211	$ 13,017	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.156	.354	.425	.413	.429	.036	.389
Net realized and unrealized gain (loss)	(.061)	.778	.232	(.189)	(.145)	.105	(.293) H
Total from investment operations	.095	1.132	.657	.224	.284	.141	.096
Distributions from net investment income	(.164)	(.328)	(.379)	(.399)	(.387)	(.031)	(.346)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.375)	(.362)	(.447)	(.424)	(.404)	(.031)	(.386)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	.88%	11.20%	7.02%	2.18%	2.75%	1.37%	.94%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of all reductions	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Net investment income (loss)	2.89% A	3.32%	4.45%	4.03%	4.15%	4.13% A	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,776	$ 91,439	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) D	.213	.466	.527	.524	.543	.046	.506
Net realized and unrealized gain (loss)	(.061)	.778	.232	(.189)	(.143)	.105	(.290) G
Total from investment operations	.152	1.244	.759	.335	.400	.151	.216
Distributions from net investment income	(.221)	(.440)	(.481)	(.510)	(.503)	(.041)	(.466)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.432)	(.474)	(.549)	(.535)	(.520)	(.041)	(.506)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C	1.41%	12.37%	8.17%	3.29%	3.89%	1.46%	2.11%
Ratios to Average Net Assets E,I
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Net investment income (loss)	3.95% A	4.37%	5.52%	5.12%	5.25%	5.26% A	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,128,535	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817
Portfolio turnover rate F	165% A,K	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Income from Investment Operations
Net investment income (loss) D	.208	.458	.518	.516	.527	.045	.493
Net realized and unrealized gain (loss)	(.060)	.788	.224	(.186)	(.134)	.105	(.294) G
Total from investment operations	.148	1.246	.742	.330	.393	.150	.199
Distributions from net investment income	(.217)	(.432)	(.474)	(.505)	(.496)	(.040)	(.459)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.428)	(.466)	(.542)	(.530)	(.513)	(.040)	(.499)
Net asset value, end of period	$ 10.76	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B,C	1.37%	12.41%	7.99%	3.24%	3.83%	1.46%	1.95%
Ratios to Average Net Assets E,I
Expenses before reductions	.54% A	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of fee waivers, if any	.54% A	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of all reductions	.54% A	.52%	.53%	.51%	.49%	.54% A	.56%
Net investment income (loss)	3.86% A	4.30%	5.45%	5.06%	5.21%	5.16% A	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520,549	$ 509,388	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933
Portfolio turnover rate F	165% A,K	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset back securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 624,076,015
Gross unrealized depreciation	(129,990,711)
Net unrealized appreciation (depreciation) on securities and other investments	$ 494,085,304

Tax cost	$ 12,863,093,525

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,510,854)	$ 1,450,705
Interest Rate Risk
Swap Agreements	860,408	(337,080)
Totals (a)	$ (650,446)	$ 1,113,625

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $14,317,527 representing .11% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and in-kind transactions aggregated $1,763,500,052 and $1,236,496,273, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,135,918	$ 10,008
Class T	-%	.25%	69,784	586
Class B	.65%	.25%	54,882	39,833
Class C	.75%	.25%	421,360	96,022
			$ 1,681,944	$ 146,449

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,088
Class T	4,104
Class B*	7,631
Class C*	6,813
$ 37,636

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bonds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,098,760.24
Class T	59,943.21
Class B	16,667.28
Class C	65,067.16
Total Bond	5,576,553.10
Institutional Class	474,321.19
	$ 7,291,311

* Annualized

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange In-Kind. During the period, the Fund redeemed in-kind 1,615,765 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $175,194,123 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $23,164,788 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,279 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $120,244.

Semiannual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $117 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,909.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011A	Year ended August 31, 2010 A
From net investment income
Class A	$ 16,651,786	$ 12,047,548
Class T	1,073,229	2,077,349
Class B	183,462	318,564
Class C	1,272,665	2,301,111
Total Bond	227,051,049	466,064,893
Class F	129,141	3,199,988
Institutional Class	9,952,555	27,090,103
Total	$ 256,313,887	$ 513,099,556
From net realized gain
Class A	$ 17,069,273	$ 414,764
Class T	1,197,404	166,992
Class B	247,157	32,729
Class C	1,677,647	224,151
Total Bond	214,891,467	37,012,590
Class F	-	328,077
Institutional Class	9,432,558	2,263,744
Total	$ 244,515,506	$ 40,443,047

A All Class F shares were redeemed on September 30, 2010.

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011 A	Year ended August 31, 2010 A	Six months ended February 28, 2011 A	Year ended August 31, 2010 A
Class A
Shares sold	41,486,248	81,938,740	$ 448,393,213	$ 881,456,370
Reinvestment of distributions	3,031,805	1,085,950	32,896,987	11,735,735
Shares redeemed	(9,353,527)	(20,631,216)	(101,335,201)	(224,850,719)
Net increase (decrease)	35,164,526	62,393,474	$ 379,954,999	$ 668,341,386
Class T
Shares sold	2,537,239	5,482,327	$ 27,652,511	$ 59,090,633
Reinvestment of distributions	183,026	193,214	1,984,020	2,057,888
Shares redeemed	(5,121,904)	(3,897,766)	(55,397,087)	(41,737,610)
Net increase (decrease)	(2,401,639)	1,777,775	$ (25,760,556)	$ 19,410,911
Class B
Shares sold	78,929	634,184	$ 866,634	$ 6,787,446
Reinvestment of distributions	32,996	24,969	358,727	266,359
Shares redeemed	(341,439)	(362,539)	(3,686,963)	(3,860,818)
Net increase (decrease)	(229,514)	296,614	$ (2,461,602)	$ 3,192,987
Class C
Shares sold	1,224,509	5,045,673	$ 13,308,731	$ 53,748,889
Reinvestment of distributions	241,937	208,443	2,628,722	2,222,830
Shares redeemed	(2,796,344)	(2,426,055)	(30,287,422)	(25,927,799)
Net increase (decrease)	(1,329,898)	2,828,061	$ (14,349,969)	$ 30,043,920
Total Bond
Shares sold	216,731,700	422,908,452	$ 2,357,311,024	$ 4,503,077,533
Reinvestment of distributions	38,720,003	45,440,114	420,495,949	483,982,145
Shares redeemed	(248,355,504)	(499,273,762)	(2,700,493,033)	(5,322,918,715)
Net increase (decrease)	7,096,199	(30,925,196)	$ 77,313,940	$ (335,859,037)
Class F
Shares sold	320,293	22,658,279	$ 3,532,515	$ 240,489,270
Reinvestment of distributions	11,655	330,686	129,141	3,528,064
Shares redeemed	(5,214,739)	(18,138,196)	(57,498,547)	(194,727,472)
Net increase (decrease)	(4,882,791)	4,850,769	$ (53,836,891)	$ 49,289,862

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12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2011A	Year ended August 31, 2010 A	Six months ended February 28, 2011A	Year ended August 31, 2010 A
Institutional Class
Shares sold	6,710,698	7,672,038	$ 72,954,628	$ 81,533,429
Reinvestment of distributions	1,758,572	2,731,098	19,072,225	29,005,332
Shares redeemed	(6,217,142)	(50,480,446)	(68,029,954)	(535,023,812)
Net increase (decrease)	2,252,128	(40,077,310)	$ 23,996,899	$ (424,485,051)

A All Class F shares were redeemed on September 30, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for the period.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TBD-USAN-0411
1.789737.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Total Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2011

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.85%
Actual		$ 1,000.00	$ 1,012.10	$ 4.24
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Class T	.82%
Actual		$ 1,000.00	$ 1,012.30	$ 4.09
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.54%
Actual		$ 1,000.00	$ 1,007.80	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.16	$ 7.70
Class C	1.52%
Actual		$ 1,000.00	$ 1,008.80	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Total Bond	.45%
Actual		$ 1,000.00	$ 1,014.10	$ 2.25
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,013.70	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 60.6%	U.S. Government and U.S. Government Agency Obligations†† 63.5%
AAA 7.4%	AAA 7.5%
AA 3.0%	AA 3.0%
A 6.7%	A 7.6%
BBB 11.2%	BBB 10.1%
BB and Below 11.5%	BB and Below 11.6%
Not Rated 0.8%	Not Rated 1.5%
Equities 0.2%	Equities 0.0%
Short-Term Investments and Net Other Assets† (1.4)%	Short-Term Investments and Net Other Assets† (4.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.7	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.6	4.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 24.6%		Corporate Bonds 25.6%
	U.S. Government and U.S. Government Agency Obligations 60.6%		U.S. Government and U.S. Government Agency Obligations†† 63.5%
	Asset-Backed Securities 2.5%		Asset-Backed Securities 2.4%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 8.2%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Stocks 0.2%		Stocks 0.0%
	Other Investments 4.9%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets† (1.4)%		Short-Term Investments and Net Other Assets† (4.8)%
* Foreign investments	6.2%	** Foreign investments	6.7%
* Futures and Swaps	1.4%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Corporate Bonds - 24.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 970,000	$ 1,059,822
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	272,700
Inland Real Estate Corp. 4.625% 11/15/26		233,000	233,000
			505,700
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,756,546
TOTAL CONVERTIBLE BONDS			4,322,068
Nonconvertible Bonds - 24.3%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.875% 3/1/17		1,965,000	2,043,600
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		6,978,000	7,160,328
5.875% 3/15/11		2,590,000	2,594,530
Dana Holding Corp.:
6.5% 2/15/19		575,000	582,188
6.75% 2/15/21		385,000	390,775
Tenneco, Inc.:
6.875% 12/15/20 (e)		1,505,000	1,561,438
7.75% 8/15/18		1,400,000	1,498,000
			15,830,859
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21		2,450,000	2,511,250
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(k)		2,935,000	3,140,450
Visant Corp. 10% 10/1/17		1,320,000	1,419,000
			4,559,450
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (e)		765,000	573,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (e)		$ 1,895,000	$ 1,985,013
11.5% 1/15/17 pay-in-kind (e)(k)		2,585,000	2,675,583
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,765,800
Host Marriott LP 6.375% 3/15/15		250,000	255,625
ITT Corp. 7.375% 11/15/15		250,000	280,000
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,194,863
MCE Finance Ltd. 10.25% 5/15/18		2,160,000	2,489,400
MGM Mirage, Inc.:
5.875% 2/27/14		1,050,000	1,010,625
6.625% 7/15/15		2,315,000	2,210,825
6.75% 4/1/13		585,000	592,313
7.5% 6/1/16		2,160,000	2,095,200
7.625% 1/15/17		2,520,000	2,438,100
MGM Resorts International 11.375% 3/1/18		1,490,000	1,691,150
NCL Corp. Ltd. 9.5% 11/15/18 (e)		1,125,000	1,217,813
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	495,225
11.875% 7/15/15		1,450,000	1,783,500
yankee:
7.25% 6/15/16		5,365,000	5,780,788
7.5% 10/15/27		3,070,000	3,039,300
Scientific Games Corp. 7.875% 6/15/16 (e)		1,670,000	1,745,150
Times Square Hotel Trust 8.528% 8/1/26 (e)		345,479	349,797
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,318,238
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15		1,210,000	1,321,925
10.875% 11/15/16		1,045,000	1,175,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		2,300,000	2,426,500
			42,912,108
Household Durables - 0.4%
Controladora Mabe SA CV 7.875% 10/28/19 (e)		775,000	848,625
Fortune Brands, Inc.:
5.375% 1/15/16		770,000	810,101
5.875% 1/15/36		13,297,000	11,757,646
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Fortune Brands, Inc.: - continued
6.375% 6/15/14		$ 10,434,000	$ 11,453,767
Jarden Corp. 6.125% 11/15/22		795,000	775,125
Lennar Corp.:
6.95% 6/1/18		1,155,000	1,149,225
12.25% 6/1/17		1,610,000	1,992,375
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		3,055,000	3,329,950
Standard Pacific Corp.:
8.375% 5/15/18		1,810,000	1,909,550
8.375% 5/15/18 (e)		2,740,000	2,890,700
8.375% 1/15/21 (e)		1,850,000	1,951,750
10.75% 9/15/16		2,370,000	2,796,600
Whirlpool Corp.:
6.125% 6/15/11		845,000	857,595
6.5% 6/15/16		471,000	525,042
			43,048,051
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7.25% 11/15/13		925,000	888,000
Media - 1.8%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,761,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	590,806
Belo Corp. 8% 11/15/16		1,665,000	1,821,011
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,540,800
8.625% 9/15/17		2,915,000	3,264,800
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)(k)		2,835,000	3,068,888
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		8,280,000	8,735,400
Checkout Holding Corp. 0% 11/15/15 (e)		800,000	514,000
Citadel Broadcasting Corp. 7.75% 12/15/18 (e)		2,275,000	2,439,938
Clear Channel Communications, Inc. 9% 3/1/21 (e)		1,790,000	1,823,563
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,503,847
5.15% 3/1/20		435,000	453,501
5.5% 3/15/11		382,000	382,610
5.7% 5/15/18		14,629,000	15,990,667
6.4% 3/1/40		4,490,000	4,671,499
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.45% 3/15/37		$ 2,196,000	$ 2,298,222
6.55% 7/1/39		9,000,000	9,540,648
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,770,126
CSC Holdings LLC:
8.5% 6/15/15		1,055,000	1,155,225
8.625% 2/15/19		860,000	995,450
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,389,650
5.05% 6/1/20		99,000	103,761
6.35% 6/1/40		6,392,000	6,725,285
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)		3,235,000	3,380,575
Insight Communications, Inc. 9.375% 7/15/18 (e)		3,750,000	4,134,375
Liberty Media Corp. 8.25% 2/1/30		245,000	237,650
NBC Universal, Inc.:
3.65% 4/30/15 (e)		3,514,000	3,591,512
5.15% 4/30/20 (e)		11,614,000	11,963,709
6.4% 4/30/40 (e)		18,278,000	19,096,014
Net Servicos de Comunicacao SA 7.5% 1/27/20		735,000	844,368
News America Holdings, Inc. 7.75% 12/1/45		170,000	204,830
News America, Inc.:
6.15% 3/1/37		2,970,000	3,008,649
6.15% 2/15/41 (e)		6,300,000	6,403,685
6.2% 12/15/34		5,330,000	5,496,408
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17		2,140,000	2,332,600
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (e)		4,130,000	4,460,400
11.5% 5/1/16		1,451,000	1,704,925
11.625% 2/1/14		1,515,000	1,783,913
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (e)		2,915,000	3,017,025
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,183,200
7.75% 3/15/16		2,485,000	2,578,188
QVC, Inc. 7.125% 4/15/17 (e)		1,330,000	1,416,450
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,215,674
5.85% 5/1/17		7,607,000	8,375,710
6.2% 7/1/13		2,898,000	3,199,366
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18		$ 13,763,000	$ 15,798,837
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,162,918
4.875% 3/15/20		664,000	681,412
5.875% 11/15/16		368,000	411,719
6.2% 3/15/40		10,492,000	10,689,806
6.5% 11/15/36		9,243,000	9,729,783
Univision Communications, Inc. 8.5% 5/15/21 (e)		3,775,000	3,916,563
Viacom, Inc.:
4.375% 9/15/14		282,000	301,608
6.125% 10/5/17		2,051,000	2,319,804
6.25% 4/30/16		5,600,000	6,425,171
6.75% 10/5/37		1,460,000	1,616,788
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,208,267
			235,433,099
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (e)		3,775,000	3,676,095
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,121,600
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		1,830,000	1,978,596
Staples, Inc. 7.375% 10/1/12		554,000	602,359
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		5,060,000	5,768,400
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		1,200,000	1,260,000
			11,730,955
TOTAL CONSUMER DISCRETIONARY			360,589,867
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,612,555
5.375% 11/15/14 (e)		1,207,000	1,333,676
7.75% 1/15/19 (e)		4,750,000	5,885,583
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,114,784
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	3,891,662
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc. 7.9% 11/1/18		$ 371,000	$ 470,327
The Coca-Cola Co. 3.15% 11/15/20		871,000	811,927
			22,352,264
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		190,000	151,525
7.75% 6/15/26		370,000	305,250
8% 5/1/31		1,225,000	992,250
BFF International Ltd. 7.25% 1/28/20 (e)		700,000	742,000
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)		1,140,000	1,185,600
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		1,930,000	1,944,475
CVS Caremark Corp. 6.302% 6/1/37 (k)		2,088,000	2,056,680
Rite Aid Corp. 9.375% 12/15/15		740,000	688,200
SUPERVALU, Inc. 8% 5/1/16		1,795,000	1,786,025
Tops Markets LLC 10.125% 10/15/15		2,550,000	2,741,250
			12,593,255
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)		9,457,000	10,627,748
Gruma SAB de CV 7.75%		730,000	731,825
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,300,859
5.625% 11/1/11		588,000	606,643
6.125% 2/1/18		10,623,000	11,936,800
6.5% 8/11/17		10,238,000	11,760,821
6.75% 2/19/14		540,000	613,116
			47,577,812
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18 (e)		1,340,000	1,453,900
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	384,088
9.7% 11/10/18		23,631,000	31,109,597
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,062,681
5.65% 5/16/18		7,161,000	8,048,842
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17		$ 3,719,000	$ 4,186,742
7.25% 6/15/37		5,744,000	6,094,315
			59,886,265
TOTAL CONSUMER STAPLES			143,863,496
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (e)		1,570,000	1,609,250
DCP Midstream LLC 5.35% 3/15/20 (e)		8,816,000	9,136,470
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	10,998,368
6.5% 4/1/20		738,000	814,100
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,230,000	3,294,600
Exterran Holdings, Inc. 7.25% 12/1/18 (e)		2,250,000	2,306,250
Noble Holding International Ltd. 3.45% 8/1/15		632,000	645,416
Precision Drilling Corp. 6.625% 11/15/20 (e)		1,890,000	1,960,875
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,309,569
5.15% 3/15/13		2,840,000	3,000,386
			36,075,284
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (e)		1,165,000	1,287,325
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	531,990
6.375% 9/15/17		9,608,000	10,709,019
Antero Resources Finance Corp. 9.375% 12/1/17		3,915,000	4,189,050
Apache Corp. 5.1% 9/1/40		8,822,000	8,188,774
BW Group Ltd. 6.625% 6/28/17 (e)		3,688,000	3,724,043
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,991,200
5.7% 5/15/17		16,295,000	18,206,306
Cenovus Energy, Inc. 4.5% 9/15/14		438,000	471,846
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,885,930
5.75% 2/1/19		2,930,000	3,319,248
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17 (e)		$ 2,320,000	$ 2,517,200
8.25% 4/1/20 (e)		1,545,000	1,701,509
Continental Resources, Inc. 7.125% 4/1/21		1,740,000	1,853,100
Denbury Resources, Inc. 6.375% 8/15/21		1,710,000	1,731,375
Drummond Co., Inc.:
7.375% 2/15/16		5,865,000	6,099,600
9% 10/15/14 (e)		2,555,000	2,721,075
DTEK Finance BV 9.5% 4/28/15 (e)		850,000	892,500
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,086,655
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,635,840
6.45% 11/3/36 (e)		1,801,000	1,834,724
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,270,541
EnCana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	4,004,635
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,332,788
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	535,620
5.65% 4/1/13		697,000	752,617
Frontier Oil Corp.:
6.875% 11/15/18		930,000	971,850
8.5% 9/15/16		1,950,000	2,115,750
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	5,082,792
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	255,131
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		850,000	872,313
7% 5/5/20 (e)		1,380,000	1,476,600
8.375% 7/2/13 (e)		1,420,000	1,563,420
9.125% 7/2/18 (e)		1,855,000	2,235,275
11.75% 1/23/15 (e)		1,860,000	2,315,700
LINN Energy LLC:
7.75% 2/1/21 (e)		1,950,000	2,067,000
8.625% 4/15/20 (e)		2,685,000	2,993,775
Marathon Petroleum Corp. 5.125% 3/1/21 (e)		6,178,000	6,261,743
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,549,088
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		10,834,000	11,786,049
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,605,671
6.85% 1/15/40 (e)		13,582,000	15,737,110
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Naftogaz of Ukraine NJSC 9.5% 9/30/14		$ 1,450,000	$ 1,576,875
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	1,984,875
Nexen, Inc.:
5.05% 11/20/13		7,469,000	7,965,363
5.2% 3/10/15		1,133,000	1,204,497
5.875% 3/10/35		240,000	218,344
6.2% 7/30/19		603,000	644,971
6.4% 5/15/37		13,102,000	12,538,745
NGPL PipeCo LLC 6.514% 12/15/12 (e)		9,044,000	9,749,061
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	437,500
8.125% 3/30/18		2,530,000	2,542,650
Pacific Rubiales Energy Corp. 8.75% 11/10/16		1,093,000	1,240,555
Pan American Energy LLC 7.875% 5/7/21 (e)		4,020,000	4,281,300
Pemex Project Funding Master Trust 6.625% 6/15/35		945,000	934,369
Petro-Canada:
6.05% 5/15/18		3,850,000	4,368,110
6.8% 5/15/38		8,950,000	10,045,274
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,292,391
5.75% 1/20/20		16,941,000	17,578,795
6.875% 1/20/40		7,392,000	7,539,840
7.875% 3/15/19		10,517,000	12,402,172
8.375% 12/10/18		420,000	509,261
Petrohawk Energy Corp.:
7.25% 8/15/18 (e)		2,400,000	2,478,000
7.25% 8/15/18		2,020,000	2,080,600
7.875% 6/1/15		1,485,000	1,574,100
10.5% 8/1/14		3,025,000	3,474,818
Petroleos de Venezuela SA:
4.9% 10/28/14		1,850,000	1,248,750
5.25% 4/12/17		1,610,000	929,775
5.375% 4/12/27		8,715,000	3,987,113
5.5% 4/12/37		1,120,000	495,600
8% 11/17/13 (e)		430,000	371,950
12.75% 2/17/22 (e)		2,280,000	1,732,800
Petroleos Mexicanos:
5.5% 1/21/21		500,000	501,250
6% 3/5/20		1,108,000	1,160,630
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.625% (e)		$ 1,775,000	$ 1,757,250
8% 5/3/19		420,000	502,530
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,001,458	1,016,480
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	4,961,888
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,033,338
4.25% 9/1/12		485,000	504,016
5% 2/1/21		3,410,000	3,417,618
6.125% 1/15/17		6,185,000	6,890,393
Plains Exploration & Production Co.:
7% 3/15/17		2,045,000	2,121,688
10% 3/1/16		1,340,000	1,514,200
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,878,600
11.75% 1/1/16		2,255,000	2,598,888
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (e)		2,607,500	2,822,619
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		4,773,000	4,934,136
5.5% 9/30/14 (e)		6,670,000	7,092,978
5.832% 9/30/16 (e)		1,494,435	1,591,573
6.332% 9/30/27 (e)		1,840,000	1,911,686
6.75% 9/30/19 (e)		4,366,000	4,890,736
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,645,287
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,101,138
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	384,869
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	326,012
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	12,690,408
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)		685,000	678,150
7.875% 10/15/18 (e)		2,205,000	2,309,738
TNK-BP Finance SA 7.5% 7/18/16		890,000	990,125
Venoco, Inc. 8.875% 2/15/19 (e)		1,745,000	1,769,081
XTO Energy, Inc.:
4.9% 2/1/14		267,000	292,700
5% 1/31/15		1,749,000	1,940,867
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,377,862
YPF SA 10% 11/2/28		750,000	870,000
			375,270,965
TOTAL ENERGY			411,346,249
FINANCIALS - 9.7%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,835,666
BlackRock, Inc. 6.25% 9/15/17		6,373,000	7,282,650
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		2,020,000	2,194,225
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	10,512,587
5.625% 1/15/17		3,200,000	3,390,918
5.95% 1/18/18		4,975,000	5,401,009
6% 6/15/20		2,000,000	2,142,840
6.15% 4/1/18		5,405,000	5,921,059
6.25% 2/1/41		8,605,000	8,756,964
6.75% 10/1/37		9,643,000	9,883,651
Janus Capital Group, Inc. 6.125% 9/15/11 (d)		3,067,000	3,118,277
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	18,397,076
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,750,354
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,130,924
7.125% 5/15/15		1,717,000	1,889,509
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		13,533,000	14,419,006
6.4% 8/28/17		7,843,000	8,617,951
6.875% 4/25/18		8,013,000	9,013,880
Morgan Stanley:
4% 7/24/15		16,533,000	16,934,074
4.75% 4/1/14		2,625,000	2,744,537
5.625% 9/23/19		12,714,000	13,051,697
5.95% 12/28/17		5,186,000	5,535,614
6% 5/13/14		17,110,000	18,721,334
6% 4/28/15		1,414,000	1,548,640
6.625% 4/1/18		16,118,000	17,816,595
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
7.3% 5/13/19		$ 8,304,000	$ 9,456,902
Nuveen Investments, Inc.:
5.5% 9/15/15		2,065,000	1,801,713
10.5% 11/15/15 (e)		925,000	952,750
UBS AG Stamford Branch 5.75% 4/25/18		5,006,000	5,440,451
			219,662,853
Commercial Banks - 1.9%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,144,000
Akbank T. A. S. 5.125% 7/22/15 (e)		590,000	587,050
Ally Financial, Inc.:
3.512% 2/11/14 (k)		3,690,000	3,699,225
4.5% 2/11/14		3,690,000	3,717,675
6.25% 12/1/17 (e)		2,735,000	2,830,725
7.5% 9/15/20 (e)		2,645,000	2,880,008
8% 3/15/20		2,700,000	3,037,500
Banco Bradesco SA 5.9% 1/16/21 (e)		620,000	611,320
Banco Cruzeiro do Sul SA 8.25% 1/20/16 (e)		520,000	512,200
Banco de Credito del Peru 5.375% 9/16/20 (e)		510,000	490,875
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (e)		500,000	490,000
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		520,000	522,600
Banco Votorantim SA 5.25% 2/11/16 (e)		280,000	283,500
BanColombia SA:
4.25% 1/12/16 (e)		515,000	505,988
6.125% 7/26/20		515,000	516,288
Bank of America NA:
5.3% 3/15/17		4,209,000	4,386,371
6.1% 6/15/17		382,000	410,127
BB&T Capital Trust IV 6.82% 6/12/77 (k)		2,330,000	2,369,822
BBVA Paraguay SA 9.75% 2/11/16 (e)		520,000	546,000
CIT Group, Inc.:
7% 5/1/13		276,542	282,072
7% 5/1/14		2,709,117	2,759,913
7% 5/1/15		3,689,117	3,735,231
7% 5/1/16		2,651,861	2,671,750
7% 5/1/17		7,049,604	7,102,476
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,922,536
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (e)(k)		$ 4,686,000	$ 4,598,138
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		495,000	508,613
Development Bank of Philippines 8.375% (k)		1,655,000	1,820,500
Discover Bank 8.7% 11/18/19		12,480,000	15,005,053
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,550,000	5,633,250
Export-Import Bank of Korea:
5.25% 2/10/14 (e)		565,000	601,742
5.5% 10/17/12		2,813,000	2,969,870
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	5,977,729
4.5% 6/1/18		798,000	778,297
8.25% 3/1/38		4,667,000	5,624,771
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,392,411
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,016,000	5,865,600
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	5,764,924
HSBK (Europe) BV:
7.25% 5/3/17 (e)		510,000	524,025
9.25% 10/16/13 (e)		2,095,000	2,299,263
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,120,850
Itau Unibanco Holding SA 5.75% 1/22/21 (e)		530,000	517,413
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,468,600
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (e)		510,000	507,450
Kazkommerts International BV 8.5% 4/16/13 (e)		545,000	550,450
KeyBank NA:
5.45% 3/3/16		3,939,000	4,235,150
5.8% 7/1/14		9,490,000	10,379,213
6.95% 2/1/28		1,977,000	2,114,117
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (k)		720,797	719,464
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,743,817
5% 1/17/17		7,056,000	7,354,264
5.25% 9/4/12		3,162,000	3,312,824
PNC Funding Corp. 3.625% 2/8/15		2,779,000	2,876,985
Regions Bank:
6.45% 6/26/37		10,658,000	9,765,925
7.5% 5/15/18		8,822,000	9,351,320
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
0.4728% 6/26/12 (k)		$ 338,000	$ 321,752
4.875% 4/26/13		1,135,000	1,140,810
5.75% 6/15/15		2,005,000	2,005,000
7.75% 11/10/14		6,404,000	6,836,270
RSHB Capital SA 9% 6/11/14 (e)		405,000	462,753
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		350,000	301,000
The State Export-Import Bank of Ukraine JSC 5.793% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		1,335,000	1,214,850
Trade & Development Bank of Mong LLC 8.5% 10/25/13		555,000	568,875
Turkiye Is Bankasi AS 5.1% 2/1/16 (e)		510,000	504,900
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(k)		2,162,000	2,070,807
Union Planters Corp. 7.75% 3/1/11		484,000	484,000
UnionBanCal Corp. 5.25% 12/16/13		826,000	888,989
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		750,000	828,750
Wachovia Bank NA:
4.8% 11/1/14		372,000	395,606
4.875% 2/1/15		1,756,000	1,876,941
6.6% 1/15/38		9,000,000	10,163,466
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,618,662
5.75% 6/15/17		2,933,000	3,270,732
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,560,240
3.75% 10/1/14		4,016,000	4,229,438
			248,141,121
Consumer Finance - 1.0%
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,389,626
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,238,879
10.25% 7/15/19		11,672,000	15,112,369
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
8% 6/1/14		$ 1,065,000	$ 1,184,813
8% 12/15/16		2,730,000	3,092,468
12% 5/15/15		3,440,000	4,351,600
General Electric Capital Corp.:
2.25% 11/9/15		314,000	304,353
4.625% 1/7/21		8,600,000	8,546,216
5.625% 9/15/17		5,858,000	6,415,418
5.625% 5/1/18		25,000,000	27,187,000
5.875% 1/14/38		14,000,000	14,045,948
6.375% 11/15/67 (k)		9,000,000	9,213,750
GMAC LLC 8% 12/31/18		975,000	1,077,375
Household Finance Corp. 6.375% 10/15/11		2,320,000	2,400,388
HSBC Finance Corp. 5.9% 6/19/12		578,000	610,395
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,302,250
SLM Corp.:
0.5016% 3/15/11 (k)		112,000	111,858
0.5331% 10/25/11 (k)		12,343,000	12,242,244
			125,826,950
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17		26,090,000	27,892,845
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	548,100
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	10,986,793
3.625% 5/8/14		711,000	742,966
4.5% 10/1/20		650,000	652,812
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,835,000	3,061,800
Capital One Capital V 10.25% 8/15/39		5,267,000	5,721,279
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19		3,335,000	3,385,025
7% 1/15/19 (e)		725,000	735,875
7.25% 10/30/17		3,055,000	3,223,025
7.875% 4/30/18		865,000	923,388
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)		2,230,000	2,374,950
Citigroup, Inc.:
4.75% 5/19/15		32,881,000	34,720,100
5.5% 4/11/13		13,549,000	14,524,528
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18		$ 16,051,000	$ 17,598,846
6.5% 8/19/13		13,174,000	14,519,461
City of Buenos Aires 12.5% 4/6/15 (e)		2,625,000	2,874,375
Fibria Overseas Finance Ltd. 6.75% 3/3/21		520,000	515,356
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		4,100,000	4,264,000
8% 1/15/18		6,150,000	6,396,000
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	1,087,500
JPMorgan Chase & Co.:
3.4% 6/24/15		642,000	650,906
4.25% 10/15/20		10,500,000	10,116,656
4.95% 3/25/20		17,148,000	17,638,450
LBI Escrow Corp. 8% 11/1/17 (e)		2,745,000	3,094,988
Myriad International Holding BV 6.375% 7/28/17 (e)		855,000	889,200
Nexeo Solutions LLC/Finance Corp. 8.375% 3/1/18 (e)(f)		225,000	229,500
NSG Holdings II, LLC 7.75% 12/15/25 (e)		9,115,000	8,841,550
Offshore Group Investment Ltd. 11.5% 8/1/15 (e)		3,155,000	3,502,050
ORIX Corp. 5.48% 11/22/11		385,000	396,171
PHH Corp. 9.25% 3/1/16 (e)		1,610,000	1,746,850
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		1,359,000	1,334,106
5.5% 1/15/14 (e)		867,000	909,327
5.7% 4/15/17 (e)		2,115,000	2,171,555
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		815,000	860,844
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	309,770
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (d)		565,000	577,713
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,604,867
5.15% 3/15/20		3,761,000	3,893,304
TMK Capital SA 10% 7/29/11		1,700,000	1,747,600
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (e)		2,310,000	2,682,372
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,570,162
UPC Germany GmbH 8.125% 12/1/17 (e)		1,950,000	2,091,375
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		2,270,000	2,241,625
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (e)		605,000	598,950
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		$ 5,435,266	$ 6,167,328
YCC Holdings LLC/Yankee Finance, Inc. 10.25% 2/15/16 (e)		930,000	955,575
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(k)		5,755,000	5,870,100
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,666,341
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(k)		3,125,000	3,117,188
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,160,000	1,232,500
			249,457,947
Insurance - 1.3%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,530,374
6.2% 5/16/14		6,893,000	7,764,317
Aon Corp.:
3.5% 9/30/15		4,451,000	4,467,865
5% 9/30/20		4,928,000	5,028,167
6.25% 9/30/40		3,160,000	3,272,199
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,527,328
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	601,995
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,905,475
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	202,264
Liberty Mutual Group, Inc. 6.5% 3/15/35 (e)		741,000	683,066
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)		4,045,000	5,444,497
MetLife, Inc.:
2.375% 2/6/14		6,865,000	6,955,762
4.75% 2/8/21		4,032,000	4,131,373
5% 6/15/15		1,163,000	1,258,007
5.875% 2/6/41		3,113,000	3,209,640
6.125% 12/1/11		990,000	1,031,206
6.75% 6/1/16		7,610,000	8,782,502
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)		559,000	598,560
5.125% 6/10/14 (e)		6,751,000	7,330,182
Monumental Global Funding II 5.65% 7/14/11 (e)		2,060,000	2,086,380
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,922,848
New York Life Insurance Co. 6.75% 11/15/39 (e)		3,590,000	4,178,275
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		$ 5,682,000	$ 6,142,367
Pacific Life Global Funding 5.15% 4/15/13 (e)		12,118,000	12,891,031
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,477,078
Pacific LifeCorp 6% 2/10/20 (e)		6,323,000	6,674,850
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,353,375
4.75% 9/17/15		11,000,000	11,780,648
5.15% 1/15/13		2,966,000	3,149,453
7.375% 6/15/19		3,230,000	3,837,702
8.875% 6/15/38 (k)		1,915,000	2,230,975
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(k)		320,000	299,428
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,664,157
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,522,343
Unum Group:
5.625% 9/15/20		5,753,000	5,844,910
7.125% 9/30/16		587,000	665,201
			165,445,800
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	391,025
5.5% 1/15/12		2,071,000	2,147,818
BRE Properties, Inc. 5.5% 3/15/17		661,000	711,288
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,365,091
5.875% 11/30/12		670,000	712,963
Developers Diversified Realty Corp.:
5.25% 4/15/11		3,969,000	3,984,678
5.375% 10/15/12		3,524,000	3,649,468
7.5% 4/1/17		5,574,000	6,374,142
7.875% 9/1/20		323,000	377,950
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,147,349
5.875% 8/15/12		1,017,000	1,068,838
Equity One, Inc.:
6% 9/15/17		890,000	914,155
6.25% 12/15/14		6,140,000	6,586,894
6.25% 1/15/17		494,000	516,512
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13		$ 441,000	$ 475,586
5.9% 4/1/20		2,504,000	2,750,341
6% 7/15/12		3,658,000	3,873,614
6.2% 1/15/17		620,000	690,884
HMB Capital Trust V 3.9016% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	944,697
6.25% 6/15/17		1,232,000	1,288,851
6.65% 1/15/18		867,000	924,427
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (e)		1,260,000	1,275,750
7% 1/15/16		3,060,000	3,155,625
Senior Housing Properties Trust:
6.75% 4/15/20		1,575,000	1,682,187
8.625% 1/15/12		250,000	261,891
UDR, Inc. 5.5% 4/1/14		5,222,000	5,529,245
Washington (REIT):
5.25% 1/15/14		322,000	339,535
5.95% 6/15/11		4,601,000	4,654,915
			60,795,719
Real Estate Management & Development - 1.2%
AMB Property LP 5.9% 8/15/13		2,580,000	2,739,715
Arden Realty LP 5.2% 9/1/11		1,670,000	1,707,241
BioMed Realty LP 6.125% 4/15/20		3,429,000	3,584,956
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,347,152
5.75% 4/1/12		2,972,000	3,061,719
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,945,000	2,008,213
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,977,360
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,029,458
Digital Realty Trust LP 4.5% 7/15/15		4,981,000	5,133,274
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,936,240
5.625% 8/15/11		4,450,000	4,521,200
5.95% 2/15/17		1,109,000	1,188,093
6.25% 5/15/13		14,494,000	15,699,556
6.5% 1/15/18		3,795,000	4,186,595
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.75% 3/15/20		$ 10,379,000	$ 11,593,623
8.25% 8/15/19		75,000	90,366
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,829,075
5.25% 9/15/14		1,310,000	1,435,231
5.375% 8/1/16		2,768,000	3,041,415
5.5% 10/1/12		3,690,000	3,931,551
5.75% 6/15/17		11,387,000	12,533,375
Forest City Enterprises, Inc.:
6.5% 2/1/17		250,000	230,000
7.625% 6/1/15		100,000	97,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	655,872
Host Hotels & Resorts LP 6% 11/1/20		1,075,000	1,077,688
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,498,464
5.125% 3/2/15		1,405,000	1,486,243
5.5% 12/15/16		1,891,000	2,048,628
6.625% 10/1/17		4,835,000	5,549,246
Mack-Cali Realty LP 7.75% 8/15/19		700,000	840,957
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,081,993
Realogy Corp. 7.875% 2/15/19 (e)		1,340,000	1,343,350
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,838,899
Regency Centers LP:
4.95% 4/15/14		611,000	638,494
5.25% 8/1/15		2,133,000	2,278,790
5.875% 6/15/17		1,089,000	1,181,338
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,854,716
Tanger Properties LP:
6.125% 6/1/20		5,694,000	6,158,659
6.15% 11/15/15		1,777,000	1,917,212
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,455,000	2,669,813
Ventas Realty LP:
6.5% 6/1/16		105,000	108,938
6.5% 6/1/16		450,000	466,875
6.75% 4/1/17		250,000	264,375
			157,862,958
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
5.65% 5/1/18		$ 13,510,000	$ 14,276,206
6.5% 8/1/16		9,000,000	10,100,970
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,686,529
Wrightwood Capital LLC 10.5% 6/1/14 (b)(e)		100,000	30,000
			33,093,705
TOTAL FINANCIALS			1,260,287,053
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15		613,000	594,428
Health Care Providers & Services - 0.5%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,813,627
6.3% 8/15/14		3,618,000	3,865,135
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,188,850
6.625% 11/1/20		1,020,000	1,032,750
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,504,601
6.25% 6/15/14		2,629,000	2,934,858
HCA Holdings, Inc. 7.75% 5/15/21 (e)		2,420,000	2,544,025
HCA, Inc.:
9.125% 11/15/14		3,905,000	4,100,250
9.25% 11/15/16		4,905,000	5,309,663
9.625% 11/15/16 pay-in-kind (k)		11,255,066	12,211,747
HealthSouth Corp.:
7.25% 10/1/18		1,695,000	1,750,088
7.75% 9/15/22		905,000	941,200
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,166,573
4.125% 9/15/20		7,486,000	7,281,520
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)		190,000	200,925
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	168,510
UnitedHealth Group, Inc. 3.875% 10/15/20		645,000	620,129
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		$ 5,155,000	$ 5,296,763
8% 2/1/18 (e)		2,330,000	2,394,075
Vanguard Health Systems, Inc. 0% 2/1/16 (e)		1,740,000	1,117,950
WellPoint, Inc. 4.35% 8/15/20		653,000	651,484
			64,094,723
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14		4,115,000	4,505,925
Pharmaceuticals - 0.2%
Giant Funding Corp. 8.25% 2/1/18 (e)		1,210,000	1,246,300
Mylan, Inc.:
6% 11/15/18 (e)		2,480,000	2,544,976
7.625% 7/15/17 (e)		1,115,000	1,184,688
7.875% 7/15/20 (e)		375,000	419,063
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,140,125
Roche Holdings, Inc. 5% 3/1/14 (e)		5,943,000	6,503,817
Valeant Pharmaceuticals International:
6.75% 8/15/21 (e)		1,010,000	1,016,313
6.875% 12/1/18 (e)		2,745,000	2,841,075
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	777,562
			19,673,919
TOTAL HEALTH CARE			88,868,995
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 6.875% 9/15/20		1,695,000	1,750,088
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		572,000	609,997
6.375% 6/1/19 (e)		8,071,000	9,003,007
6.4% 12/15/11 (e)		818,000	854,241
BE Aerospace, Inc.:
6.875% 10/1/20		1,120,000	1,164,800
8.5% 7/1/18		3,470,000	3,834,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. 7% 8/1/20		$ 1,105,000	$ 1,157,488
TransDigm, Inc. 7.75% 12/15/18 (e)		2,775,000	2,990,063
			21,364,034
Airlines - 0.3%
Air Canada 9.25% 8/1/15 (e)		4,265,000	4,579,331
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12		63,163	63,384
8.608% 10/1/12		960,000	960,000
AMR Corp. 9% 8/1/12		485,000	497,125
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		368,865	390,997
6.648% 3/15/19		3,517,760	3,669,024
6.75% 9/15/15 (e)		3,405,000	3,507,150
6.82% 5/1/18		221,731	234,592
6.9% 7/2/19		955,751	1,017,875
Continental Airlines, Inc. 9.25% 5/10/17		2,906,574	3,080,969
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,511,213
6.75% 11/23/15		1,515,000	1,484,700
6.821% 8/10/22		326,517	345,292
8.021% 8/10/22		1,542,744	1,616,796
8.954% 8/10/14		2,078,321	2,183,276
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		824,124	815,883
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,061,184	2,017,899
8.36% 7/20/20		1,546,419	1,571,935
United Air Lines, Inc.:
9.875% 8/1/13 (e)		707,000	765,328
12% 11/1/13 (e)		995,000	1,101,963
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		821,188	800,659
9.75% 1/15/17		2,214,844	2,560,803
12% 1/15/16 (e)		783,014	887,702
			35,663,896
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (e)		2,550,000	2,613,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.8044% 2/1/15 (k)		$ 5,440,000	$ 5,406,000
8.5% 2/1/15		1,775,000	1,854,875
Covanta Holding Corp. 7.25% 12/1/20		1,190,000	1,249,515
International Lease Finance Corp.:
5.625% 9/20/13		380,000	388,075
6.5% 9/1/14 (e)		1,620,000	1,737,450
6.75% 9/1/16 (e)		1,620,000	1,741,500
8.625% 9/15/15 (e)		2,745,000	3,067,538
8.75% 3/15/17 (e)		3,990,000	4,498,725
8.875% 9/1/17		4,870,000	5,515,275
			25,458,953
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		2,535,000	2,725,125
Odebrecht Finance Ltd. 7% 4/21/20 (e)		460,000	495,650
			3,220,775
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,422,399
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18		2,230,000	2,475,300
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (e)		680,000	700,400
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (e)		1,030,000	1,030,000
8.875% 11/1/17		1,970,000	2,117,750
SCF Capital Ltd. 5.375% 10/27/17 (e)		480,000	467,400
			4,315,550
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20 (e)		2,515,000	2,533,863
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		2,187,000	2,249,767
7.75% 5/15/16		3,025,000	3,153,563
Georgian Railway Ltd. 9.875% 7/22/15		475,000	510,625
Hertz Corp.:
6.75% 4/15/19 (e)		1,315,000	1,338,013
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
7.5% 10/15/18 (e)		$ 6,035,000	$ 6,351,838
8.875% 1/1/14		2,225,000	2,283,406
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (e)		515,000	526,588
12.5% 4/1/16		1,235,000	1,512,875
Swift Services Holdings, Inc. 10% 11/15/18 (e)		1,915,000	2,096,925
			20,023,600
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		1,575,000	1,752,188
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		803,000	859,210
TOTAL INDUSTRIALS			139,703,518
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope, Inc. 8.25% 1/15/19 (e)		1,310,000	1,363,972
Lucent Technologies, Inc.:
6.45% 3/15/29		4,520,000	3,932,400
6.5% 1/15/28		1,240,000	1,078,800
			6,375,172
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
5.625% 12/15/20		710,000	697,575
7.75% 7/15/16		2,915,000	3,301,238
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,213,879
6% 10/1/12		4,835,000	5,174,664
6.55% 10/1/17		1,383,000	1,593,519
			14,980,875
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,738,725
Terremark Worldwide, Inc.:
9.5% 11/15/13 (e)		990,000	1,029,600
12% 6/15/17		3,745,000	4,643,800
			8,412,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		$ 800,000	$ 882,000
7.875% 7/15/20		1,070,000	1,187,700
First Data Corp.:
8.25% 1/15/21 (e)		925,000	920,375
9.875% 9/24/15		925,000	929,625
11.25% 3/31/16		925,000	892,625
12.625% 1/15/21 (e)		555,000	581,363
SunGard Data Systems, Inc.:
7.375% 11/15/18 (e)		1,095,000	1,127,850
7.625% 11/15/20 (e)		1,095,000	1,131,902
10.25% 8/15/15		3,795,000	3,998,981
			11,652,421
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		6,230,000	6,339,025
Xerox Corp.:
4.25% 2/15/15		368,000	387,353
5.5% 5/15/12		1,998,000	2,099,079
			8,825,457
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		3,190,000	3,349,500
Amkor Technology, Inc. 7.375% 5/1/18		2,060,000	2,157,850
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (k)		1,966,560	2,050,139
10.125% 12/15/16		2,850,000	3,070,875
Spansion LLC 7.875% 11/15/17 (e)		3,465,000	3,525,638
STATS ChipPAC Ltd. 7.5% 8/12/15 (e)		550,000	599,500
Viasystems, Inc. 12% 1/15/15 (e)		1,590,000	1,800,675
			16,554,177
TOTAL INFORMATION TECHNOLOGY			66,800,227
MATERIALS - 1.0%
Chemicals - 0.5%
Braskem Finance Ltd. 7% 5/7/20 (e)		860,000	894,400
Celanese US Holdings LLC 6.625% 10/15/18 (e)		1,935,000	2,026,913
Dow Chemical Co.:
4.85% 8/15/12		11,805,000	12,429,673
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
7.6% 5/15/14		$ 16,974,000	$ 19,711,244
Huntsman International LLC:
5.5% 6/30/16		3,195,000	3,163,050
8.625% 3/15/20		1,700,000	1,887,000
8.625% 3/15/21 (e)		2,535,000	2,813,850
Ineos Finance PLC 9% 5/15/15 (e)		1,715,000	1,882,213
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (e)		1,470,000	1,503,075
7% 10/1/18 (e)		1,865,000	1,920,950
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,538,363
Nalco Co. 6.625% 1/15/19 (e)		1,530,000	1,591,200
NOVA Chemicals Corp.:
3.5678% 11/15/13 (k)		2,720,000	2,706,400
6.5% 1/15/12		2,290,000	2,358,700
8.375% 11/1/16		2,825,000	3,086,313
8.625% 11/1/19		1,935,000	2,143,013
			64,656,357
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,463,151
Metals & Mining - 0.5%
Aleris International, Inc. 7.625% 2/15/18 (e)		850,000	860,625
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		460,000	519,248
7.75% 11/3/20 (e)		700,000	742,000
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	8,213,312
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,898,570
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,068,131
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)		2,002,000	2,154,406
CSN Islands XII Corp. 7% (Reg. S)		1,230,000	1,202,325
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	3,781,800
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		2,990,000	2,990,000
Evraz Group SA:
8.25% 11/10/15 (e)		505,000	550,450
8.875% 4/24/13 (e)		1,665,000	1,812,769
FMG Resources (August 2006) Pty Ltd.:
6.875% 2/1/18 (e)		2,000,000	2,045,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (e)		$ 875,000	$ 905,625
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		530,000	532,650
McJunkin Red Man Corp. 9.5% 12/15/16 (e)		5,660,000	5,603,400
Metinvest BV 10.25% 5/20/15 (e)		810,000	888,975
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)		830,000	896,400
Severstal Columbus LLC 10.25% 2/15/18		3,790,000	3,790,000
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,743,489
Steel Dynamics, Inc. 6.75% 4/1/15		2,240,000	2,296,000
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,780,750
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,350,100
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,290,507
			56,916,532
Paper & Forest Products - 0.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,281,500
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14		2,880,000	3,175,200
			4,456,700
TOTAL MATERIALS			128,492,740
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.1%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,374,600
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,595,540
5.35% 9/1/40 (e)		10,000,000	9,169,160
6.3% 1/15/38		10,671,000	11,078,568
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	902,896
CenturyLink, Inc. 7.6% 9/15/39		7,560,000	7,979,988
Citizens Communications Co.:
7.875% 1/15/27		925,000	897,250
9% 8/15/31		2,260,000	2,378,650
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,714,950
8.125% 10/1/18		2,340,000	2,597,400
8.25% 4/15/17		2,270,000	2,519,700
Global Crossing Ltd. 9% 11/15/19 (e)		1,820,000	1,806,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		$ 485,000	$ 532,288
Intelsat Bermuda Ltd.:
11.25% 2/4/17		1,215,000	1,342,575
11.5% 2/4/17 pay-in-kind (k)		7,388,205	8,186,336
Intelsat Ltd.:
6.5% 11/1/13		1,605,000	1,705,313
11.25% 6/15/16		1,635,000	1,745,363
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	13,775,606
Telecom Italia Capital SA:
4.95% 9/30/14		4,001,000	4,111,024
5.25% 10/1/15		1,177,000	1,196,894
6.999% 6/4/18		1,793,000	1,924,294
7.175% 6/18/19		521,000	564,074
7.2% 7/18/36		12,733,000	12,440,332
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	10,472,725
5.462% 2/16/21		6,967,000	7,070,446
6.421% 6/20/16		1,162,000	1,290,153
Telemar Norte Leste SA 5.5% 10/23/20 (e)		530,000	512,139
U.S. West Communications 7.5% 6/15/23		3,760,000	3,741,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,754,392
6.25% 4/1/37		2,348,000	2,440,267
6.9% 4/15/38		6,295,000	7,139,972
Verizon New England, Inc. 6.5% 9/15/11		1,111,000	1,145,909
Verizon New York, Inc. 6.875% 4/1/12		3,309,000	3,509,889
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		1,155,000	1,192,538
11.75% 7/15/17 (e)		4,535,000	5,192,575
			148,001,356
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 3.625% 3/30/15		731,000	751,701
Cleveland Unlimited, Inc. 14.5% 12/15/49 (e)(k)		1,260,000	1,071,000
Digicel Group Ltd.:
8.25% 9/1/17 (e)		2,595,000	2,724,750
8.875% 1/15/15 (e)		4,030,000	4,196,439
9.125% 1/15/15 pay-in-kind (e)(k)		3,070,000	3,204,466
12% 4/1/14 (e)		3,545,000	4,147,650
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		$ 10,517,000	$ 11,312,885
5.875% 10/1/19		11,944,000	12,944,155
6.35% 3/15/40		3,541,000	3,611,530
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		2,770,000	2,922,350
11.5% 6/15/16		7,175,000	7,659,313
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)		550,000	563,750
8.875% 1/15/15		6,110,000	6,293,300
MetroPCS Wireless, Inc. 7.875% 9/1/18		2,925,000	3,071,250
MTS International Funding Ltd. 8.625% 6/22/20 (e)		1,055,000	1,180,281
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,577,725
6.875% 10/31/13		9,105,000	9,178,978
7.375% 8/1/15		4,995,000	5,007,488
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,971,238
10% 8/15/16		3,185,000	3,607,013
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)		1,880,000	1,811,850
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,880,900
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,700,713
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		1,370,000	1,428,225
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		1,645,000	1,780,713
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		400,000	413,000
Vodafone Group PLC:
5% 12/16/13		2,864,000	3,112,859
5.5% 6/15/11		2,760,000	2,799,672
			112,925,194
TOTAL TELECOMMUNICATION SERVICES			260,926,550
UTILITIES - 2.2%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20		5,927,000	5,590,210
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,461,727
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
AmerenUE 6.4% 6/15/17		$ 2,491,000	$ 2,822,589
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,114,776
Commonwealth Edison Co.:
1.625% 1/15/14		5,976,000	5,961,144
5.4% 12/15/11		2,948,000	3,057,465
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)		16,215,000	16,777,790
Edison International 3.75% 9/15/17		6,674,000	6,623,137
EDP Finance BV:
4.9% 10/1/19 (e)		6,700,000	6,098,601
6% 2/2/18 (e)		6,852,000	6,731,001
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		470,000	493,500
Enel Finance International SA 5.7% 1/15/13 (e)		206,000	218,766
FirstEnergy Corp. 7.375% 11/15/31		10,693,000	11,656,664
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,558,379
6.05% 8/15/21		7,889,000	8,250,545
Intergen NV 9% 6/30/17 (e)		5,270,000	5,691,600
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)		4,440,000	4,817,400
Kentucky Utilities Co.:
3.25% 11/1/20 (e)		785,000	734,693
5.125% 11/1/40 (e)		5,606,000	5,434,456
LG&E and KU Energy LLC:
2.125% 11/15/15 (e)		7,369,000	7,062,170
3.75% 11/15/20 (e)		1,450,000	1,369,795
Louisville Gas & Electric Co. 5.125% 11/15/40 (e)		1,682,000	1,637,827
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,540,000	1,724,800
7.75% 1/20/20 (e)		850,000	956,250
8% 8/7/19 (e)		635,000	722,313
Mirant Americas Generation LLC:
8.5% 10/1/21		4,065,000	4,288,575
9.125% 5/1/31		3,775,000	3,926,000
National Power Corp. 6.875% 11/2/16 (e)		540,000	616,302
Nevada Power Co.:
6.5% 5/15/18		790,000	906,162
6.5% 8/1/18		388,000	446,498
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,267,450
Otter Tail Corp. 9% 12/15/16		2,410,000	2,724,505
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17		$ 764,000	$ 833,054
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	6,932,493
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	11,993,568
6% 12/1/39		10,303,000	10,809,990
7.1% 3/1/11		4,222,000	4,222,000
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,118,008
Tampa Electric Co. 5.4% 5/15/21 (e)		3,738,000	4,030,177
			167,682,380
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 7.5% 6/1/15		2,940,000	2,388,750
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	698,250
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	477,787
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		1,220,000	1,207,800
			4,772,587
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 10/15/15		3,210,000	3,466,800
8% 10/15/17		2,575,000	2,768,125
9.75% 4/15/16		1,475,000	1,714,688
Calpine Corp. 7.875% 1/15/23 (e)		1,845,000	1,891,125
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,816,376
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	15,697,805
5.35% 1/15/14		1,528,000	1,651,490
GenOn Escrow Corp.:
9.5% 10/15/18 (e)		1,685,000	1,760,825
9.875% 10/15/20 (e)		1,625,000	1,702,188
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,120,900
NRG Energy, Inc. 7.375% 2/1/16		2,840,000	2,939,400
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		720,000	827,100
7.39% 12/2/24 (e)		750,000	860,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,633,779
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,360,000
			57,211,226
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		$ 3,771,000	$ 3,964,207
Dominion Resources, Inc.:
6.3% 9/30/66 (k)		5,689,000	5,560,998
7.5% 6/30/66 (k)		10,345,000	10,758,800
DTE Energy Co. 7.05% 6/1/11		1,227,000	1,245,239
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,759,200
6.5% 9/15/37		7,097,000	7,888,507
National Grid PLC 6.3% 8/1/16		1,589,000	1,812,169
NiSource Finance Corp.:
5.25% 9/15/17		843,000	892,453
5.4% 7/15/14		1,680,000	1,826,395
5.45% 9/15/20		854,000	889,717
6.25% 12/15/40		2,345,000	2,419,029
6.4% 3/15/18		1,654,000	1,856,947
6.8% 1/15/19		6,774,000	7,802,666
Puget Energy, Inc. 6.5% 12/15/20 (e)		2,275,000	2,254,070
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,855,175
			56,785,572
TOTAL UTILITIES			286,451,765
TOTAL NONCONVERTIBLE BONDS			3,147,330,460
TOTAL CORPORATE BONDS (Cost $2,896,899,611)			3,151,652,528
U.S. Government and Government Agency Obligations - 28.8%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.375% 12/28/12		10,710,000	10,625,230
0.75% 2/26/13		995,000	995,027
1.25% 8/20/13		24,381,000	24,497,151
1.25% 2/27/14		18,252,000	18,220,625
5% 2/16/12		1,090,000	1,137,565
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 1.625% 3/20/13		$ 23,140,000	$ 23,534,583
Freddie Mac:
0.75% 3/28/13		26,478,000	26,449,880
1.125% 7/27/12		230,000	231,895
1.375% 2/25/14		37,623,000	37,676,500
1.75% 6/15/12		505,000	513,281
1.75% 9/10/15		40,525,000	39,778,530
2.125% 3/23/12		75,000	76,333
5.25% 7/18/11		10,730,000	10,938,516
Tennessee Valley Authority 5.375% 4/1/56		385,000	406,440
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			195,081,556
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		71,497,140	74,618,109
2.125% 2/15/41		7,035,624	7,321,850
2.5% 1/15/29		20,416,000	22,956,485
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		70,112,262	70,861,803
1.375% 1/15/20		256,537,120	269,059,209
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			444,817,456
U.S. Treasury Obligations - 23.9%
U.S. Treasury Bonds:
3.875% 8/15/40		274,077,000	246,069,620
4.25% 5/15/39		32,150,000	30,929,297
4.25% 11/15/40		66,500,000	63,777,623
4.375% 11/15/39		19,090,000	18,732,063
4.75% 2/15/41		18,474,000	19,262,027
U.S. Treasury Notes:
1.25% 8/31/15		8,979,000	8,722,955
1.375% 11/30/15		9,821,000	9,530,210
1.75% 3/31/14 (h)		125,000,000	127,070,250
1.875% 4/30/14 (h)		42,760,000	43,601,859
1.875% 9/30/17		2,458,000	2,332,794
2.125% 2/29/16		145,071,000	145,002,962
2.375% 9/30/14		171,534,000	177,001,646
2.375% 2/28/15		397,235,000	408,190,661
2.5% 3/31/15		100,000,000	103,211,000
2.5% 4/30/15		100,000,000	103,070,300
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 316,140,000	$ 329,403,021
2.625% 12/31/14 (h)		329,010,000	341,810,463
2.625% 8/15/20		8,650,000	8,128,301
2.625% 11/15/20		303,015,000	283,437,504
2.75% 2/15/19		80,000,000	78,406,240
3.125% 4/30/17		87,265,000	90,073,886
3.25% 3/31/17		80,260,000	83,520,563
3.5% 5/15/20		21,386,000	21,730,101
3.625% 2/15/20		26,742,000	27,531,718
3.625% 2/15/21		309,886,000	315,260,663
TOTAL U.S. TREASURY OBLIGATIONS			3,085,807,727
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,704,830,592)			3,725,706,739
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 9.1%
2.293% 10/1/33 (k)		1,112,302	1,157,669
2.59% 6/1/36 (k)		167,694	175,293
2.695% 12/1/35 (k)		648,916	682,395
3% 11/1/25 to 3/1/26		20,997,905	20,467,529
3.5% 1/1/26 to 11/1/40		108,708,816	104,555,973
3.5% 3/1/26 (f)		34,000,000	34,071,641
3.536% 7/1/37 (k)		425,284	445,674
4% 3/1/40 to 12/1/40		24,696,132	24,400,784
4% 3/1/41 (f)(g)		9,500,000	9,367,643
4% 3/1/41 (f)(g)		31,000,000	30,568,099
4% 3/1/41 (f)(g)		5,500,000	5,423,372
4.417% 2/1/36 (k)		1,088,912	1,143,025
4.5% 6/1/24 to 11/1/40		64,247,587	65,751,507
4.5% 3/1/26 (f)		7,000,000	7,334,751
4.5% 3/1/41 (f)(g)		58,500,000	59,619,936
4.5% 3/1/41 (f)(g)		23,000,000	23,440,317
4.5% 3/1/41 (f)(g)		3,000,000	3,057,433
4.5% 3/1/41 (f)(g)		23,000,000	23,440,317
4.5% 3/1/41 (f)(g)		22,500,000	22,930,745
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
4.5% 3/1/41 (f)(g)		$ 12,500,000	$ 12,739,303
5% 5/1/19 to 9/1/40		182,560,368	192,450,341
5% 3/1/41 (f)(g)		18,000,000	18,852,082
5% 3/1/41 (f)(g)		30,000,000	31,420,137
5% 3/1/41 (f)(g)		30,000,000	31,420,137
5.5% 3/1/18 to 12/1/39		125,593,839	134,680,088
5.5% 3/1/41 (f)(g)		66,000,000	70,548,403
6% 1/1/21 to 9/1/39		86,475,735	94,127,024
6% 3/1/41 (f)(g)		97,500,000	105,973,091
6.5% 5/1/31 to 9/1/38		38,727,033	43,533,975
TOTAL FANNIE MAE			1,173,778,684
Freddie Mac - 1.2%
3.352% 10/1/35 (k)		233,865	247,750
4.5% 7/1/25 to 10/1/40		10,826,178	11,124,311
4.5% 3/1/41 (f)		28,000,000	28,507,601
4.5% 3/1/41 (f)		17,000,000	17,308,186
5% 4/1/38 to 9/1/40		40,560,690	42,535,780
5.5% 11/1/17 to 10/1/38		24,282,817	26,052,240
6% 7/1/37 to 8/1/37		7,029,928	7,651,460
6% 3/1/41 (f)		16,000,000	17,381,706
TOTAL FREDDIE MAC			150,809,034
Ginnie Mae - 1.5%
4% 1/15/25 to 10/20/25		51,474,338	53,801,171
4.5% 5/15/39 to 10/15/40		51,024,031	52,817,379
4.5% 2/1/41 (f)		31,000,000	32,073,003
5% 3/1/41 (f)(g)		27,000,000	28,666,248
5% 3/1/41 (f)(g)		18,000,000	19,110,832
5% 3/1/41 (f)(g)		15,000,000	15,925,694
TOTAL GINNIE MAE			202,394,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,521,115,281)			1,526,982,045
Asset-Backed Securities - 2.5%
		Principal Amount (c)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (k)		$ 1,712,631	$ 1,281,305
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (k)		60,104	59,332
Class M2, 1.9115% 3/25/34 (k)		483,000	393,333
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (k)		170,531	160,218
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (k)		170,200	1,511
Class M5, 0.6515% 4/25/36 (k)		10,090	21
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (k)		54,001	10,048
Series 2007-D1 Class D, 1.662% 1/22/13 (e)(k)		2,590,000	25,900
Airspeed Ltd. Series 2007-1A Class C1, 2.7658% 6/15/32 (e)(k)		4,310,611	1,982,881
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		4,310,000	4,366,528
Class A4, 3% 10/15/15 (e)		4,280,000	4,420,915
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	3,996,489
Series 2011-1 Class A4, 2.14% 3/15/16		18,200,000	18,292,716
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,136,661
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,856,492
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,518,269
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,154,571
Class E, 6.96% 3/8/16 (e)		2,052,284	2,100,860
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (k)		95,974	81,925
Series 2004-R2 Class M3, 0.8115% 4/25/34 (k)		133,684	34,390
Series 2005-R2 Class M1, 0.7115% 4/25/35 (k)		2,064,696	1,772,596
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		123,000	115,966
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.622% 3/23/19 (e)(k)		214,659	198,560
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (k)		47,932	38,179
Series 2004-W11 Class M2, 0.9615% 11/25/34 (k)		561,149	416,200
Series 2004-W7 Class M1, 0.8115% 5/25/34 (k)		1,542,998	1,067,209
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (k)		$ 1,394,462	$ 499,076
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (k)		2,668,736	2,167,994
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (k)		262,000	6,911
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(e)(k)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)		6,693,096	6,759,238
Class A4, 3.52% 6/15/16 (e)		8,300,000	8,595,405
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13		14,030,000	14,037,192
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6531% 1/20/40 (e)(k)		94,038	93,154
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (k)		676,575	675,736
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (k)		1,624,714	1,470,366
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (k)		136,695	135,546
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		137,030	137,246
Class C, 5.31% 6/15/12		1,634,000	1,655,816
Series 2007-1 Class C, 5.38% 11/15/12		582,000	603,045
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,152,647
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,075,568
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (e)(k)		457,498	343,124
Class B, 1.012% 7/20/39 (e)(k)		263,810	121,353
Class C, 1.362% 7/20/39 (e)(k)		339,379	50,907
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		1,000,000	995,000
Class B, 5.267% 6/25/35 (e)		1,000,000	980,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5531% 1/20/37 (e)(k)		186,189	143,366
Capmark VII Ltd. Series 2006-7A Class H, 1.8158% 8/15/36 (e)(k)		519,032	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	942,831
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (k)		1,140,851	72,376
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carrington Mortgage Loan Trust: - continued
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (k)		$ 425,500	$ 1,797
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (k)		224,000	16,927
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (k)		186,369	11,353
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (k)		1,802,588	677,706
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (e)(k)		491,103	373,239
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,348,686
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,518,266
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (e)		2,456,556	2,457,498
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,368,892
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (k)		765,389	119,310
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (k)		68,696	67,451
Series 2007-4 Class A1A, 0.36% 9/25/37 (k)		496,776	475,126
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	4,408
Series 2004-3 Class M4, 1.2315% 4/25/34 (k)		159,665	66,525
Series 2004-4 Class M2, 1.0565% 6/25/34 (k)		587,945	336,975
Series 2005-3 Class MV1, 0.6815% 8/25/35 (k)		850,676	813,547
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (k)		99,606	98,288
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)		419,065	424,594
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	380,000
Class B2, 1.6528% 12/28/35 (e)(k)		500,000	315,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		200,000	58,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7805% 11/28/16 (e)(k)		128,107	124,264
Crest Ltd. Series 2002-IGA Class A, 0.7544% 7/28/17 (e)(k)		172,422	171,053
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	461,450
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (k)		$ 38,916	$ 28,712
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (k)		290,872	166,922
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (k)		6,074,620	2,248,554
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (k)		23,665	6,373
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (e)		14,200,000	14,189,922
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (e)		1,175,000	1,178,760
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	658,885
Class D, 6.89% 5/15/13 (e)		915,000	932,864
Series 2007-A Class D, 7.05% 12/15/13 (e)		970,000	1,017,244
Series 2009-D:
Class A3, 2.17% 10/15/13		4,977,022	5,032,409
Class A4, 2.98% 8/15/14		4,800,000	4,962,244
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,736,368
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (k)		772,000	770,027
Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,619,849
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		61,169	61,302
Series 2007-1:
Class A4, 5.03% 2/16/15		255,759	256,109
Class C, 5.43% 2/16/15		614,000	611,936
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (k)		948,695	468,831
Class M4, 0.9415% 1/25/35 (k)		363,547	115,808
Series 2006-D Class M1, 0.4915% 11/25/36 (k)		297,180	9,443
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (e)(k)		2,892,000	1,706,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,864,080	1,483,808
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (e)(k)		247,147	231,082
Series 2006-2A:
Class A, 0.4458% 11/15/34 (e)(k)		2,274,434	1,887,780
Class B, 0.5458% 11/15/34 (e)(k)		821,594	534,036
Class C, 0.6458% 11/15/34 (e)(k)		1,365,456	682,728
Class D, 1.0158% 11/15/34 (e)(k)		518,507	124,442
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (k)		$ 739,000	$ 615,333
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		38,890	39,569
Class C, 5.74% 12/15/14		34,493	35,065
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(k)		233,155	46,986
Class M1, 0.9115% 6/25/34 (k)		2,723,367	1,904,886
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (k)		1,096,059	62,449
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (e)(k)		79,916	40,757
Series 2006-3:
Class B, 0.6615% 9/25/46 (e)(k)		654,930	327,465
Class C, 0.8115% 9/25/46 (e)(k)		1,526,694	366,407
Class E, 1.9115% 9/25/46 (e)(k)		255,863	2,559
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (k)		435,295	316,129
Series 2003-3 Class M1, 1.5515% 8/25/33 (k)		781,163	648,927
Series 2003-5 Class A2, 0.9615% 12/25/33 (k)		32,929	23,144
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (k)		91,367	90,168
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (k)		1,320,869	1,286,675
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (k)		6,066	5,984
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (k)		732,902	610,470
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (k)		1,522,035	639,240
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,503,379
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (k)		204,000	8,389
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (k)		1,520,141	1,306,183
Class MV1, 0.4915% 11/25/36 (k)		1,234,797	817,484
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (k)		573,000	29,179
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (k)		748,986	643,476
Series 2006-A Class 2C, 1.4528% 3/27/42 (k)		3,243,000	597,184
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		1,748,645	1,769,358
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (k)		94,408	59,342
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6915% 5/25/46 (e)(k)		$ 250,000	$ 130,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		22,764	21,564
Class C, 5.691% 10/20/28 (e)		10,118	9,539
Class D, 6.01% 10/20/28 (e)		120,462	98,489
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (k)		545,328	30,617
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (k)		784,792	40,570
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (k)		183,220	121,107
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		108,472	109,185
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (k)		621,161	486,666
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (k)		2,044,206	1,868,685
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (k)		13,897	13,762
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (k)		3,214,015	2,637,875
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (k)		57,368	47,635
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (k)		31,120	13,030
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (k)		399,800	282,224
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (k)		416,362	62,958
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (k)		263,000	7,182
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9855% 8/28/38 (e)(k)		220,000	198,000
Class C1B, 7.696% 8/28/38 (e)		63,000	48,831
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)		9,181,200	1,262,415
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)		12,516,523	96,515
Series 2006-2 Class AIO, 6% 8/25/11 (m)		7,251,000	149,537
Series 2006-3 Class AIO, 7.1% 1/25/12 (m)		37,932,000	1,706,940
Series 2006-4:
Class A1, 0.2915% 3/25/25 (k)		127,442	126,735
Class AIO, 6.35% 2/27/12 (m)		28,242,000	1,503,017
Class D, 1.3615% 5/25/32 (k)		2,481,000	57,741
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)		33,769,000	2,532,675
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		24,991,000	2,086,081
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (k)		1,426,957	944,002
Series 2005-D Class M2, 0.7315% 2/25/36 (k)		827,339	76,212
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,423,943	8,465,821
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16		$ 5,950,000	$ 5,904,565
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(e)(k)		566,000	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (k)		71,670	70,335
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (k)		158,161	154,564
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (k)		532,896	338,773
Class M4, 1.7115% 9/25/34 (k)		683,353	318,684
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (k)		2,548,346	2,362,658
Class M3, 0.8215% 1/25/36 (k)		478,432	338,780
Class M4, 1.0915% 1/25/36 (k)		1,475,804	609,030
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (k)		1,883,145	46,774
Class M9, 2.1415% 5/25/35 (k)		25,269	33
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (e)		175,076	175,076
Class B, 4.846% 7/24/39 (e)		180,000	178,200
Class C, 5.08% 7/24/39 (e)		185,000	181,411
Class D, 5.194% 7/24/39 (e)		320,000	312,192
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (e)(k)		3,406,919	3,406,287
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (k)		566,000	17,600
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (k)		312,685	309,289
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2115% 9/25/46 (e)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (k)		5,108	4,499
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (k)		1,526,275	1,264,697
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (k)		74,621	2,504
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (k)		47,384	19,006
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (k)		15,258	14,981
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (e)(k)		746,733	702,930
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (k)		1,272,000	112,907
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (k)		70,939	29,596
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		841,111	866,345
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (k)		28,819	22,448
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		349,000	346,383
Class IV, 6.84% 5/22/37 (e)		235,000	200,338
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	92,274
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (e)(k)		2,609,807	78,294
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)		432,757	436,673
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(k)		400,000	172,000
Series 2006-1A:
Class A1A, 0.5628% 9/25/26 (e)(k)		330,000	293,700
Class A1B, 0.6328% 9/25/26 (e)(k)		705,000	599,250
Class A2A, 0.5228% 9/25/26 (e)(k)		1,186,000	1,085,902
Class F, 1.4528% 9/25/26 (e)(k)		250,000	180,000
Class G, 1.6528% 9/25/26 (e)(k)		250,000	175,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (e)(k)		8,530,177	8,501,790
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (e)(k)		1,789,540	805,293
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1625% 11/21/40 (e)(k)		305,000	106,750
TOTAL ASSET-BACKED SECURITIES (Cost $312,918,151)			324,517,225
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3294% 3/25/18 (k)		98,500	68,950
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
ABN AMRO Mortgage Corp.: - continued
Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		$ 216,944	$ 27,118
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (e)(k)		1,428,375	1,417,226
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (k)		106,000	52,310
Class C, 5.6983% 4/10/49 (k)		281,000	121,519
Class D, 5.6983% 4/10/49 (k)		141,000	51,231
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4758% 3/15/22 (e)(k)		904,440	885,753
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (k)		1,939,255	1,829,763
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (k)		2,028,830	1,841,619
Series 2004-A Class 2A2, 2.9991% 2/25/34 (k)		1,196,272	1,068,529
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (k)		142,470	129,167
Class 2A2, 3.0527% 3/25/34 (k)		5,524,227	5,324,008
Series 2004-D Class 2A2, 2.9567% 5/25/34 (k)		1,852,335	1,700,730
Series 2004-G Class 2A7, 3.0214% 8/25/34 (k)		1,709,175	1,540,841
Series 2004-H Class 2A1, 3.1667% 9/25/34 (k)		1,532,184	1,387,958
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (e)(k)(m)		11,249,590	821,220
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (k)		2,158,989	1,796,020
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.5058% 3/15/19 (e)(k)		350,000	321,444
Series 2006-T24 Class X2, 0.4264% 10/12/41 (e)(k)(m)		3,690,559	42,571
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (k)		1,485,488	1,476,108
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (k)		356,543	357,176
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (k)		1,902,000	2,010,614
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (k)		1,389,205	1,378,945
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	956,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (e)(k)		1,418,433	1,416,039
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	0
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		$ 64,896	$ 9,734
Series 2003-35 Class B, 4.6376% 9/25/18 (k)		106,686	10,669
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (k)		1,213,565	1,136,112
Series 2003-17 Class B4, 5.389% 6/25/33 (e)(k)		290,689	72,672
Series 2004-3 Class DB4, 5.8281% 4/25/34 (k)		74,829	187
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9915% 11/25/35 (k)		33,596,910	21,856,419
Class 2A3, 1.8231% 11/25/35 (k)		8,180,431	5,401,573
Series 2005-56:
Class 4A1, 0.5715% 11/25/35 (k)		6,619,716	4,365,194
Class 5A1, 0.5815% 11/25/35 (k)		9,826,665	5,696,230
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (k)		1,797,718	1,736,478
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (e)(k)		3,491,000	3,470,229
Class C2, 0.7731% 10/18/54 (e)(k)		1,170,000	1,159,938
Class M2, 0.5531% 10/18/54 (e)(k)		2,005,000	1,967,707
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4345% 4/25/20 (e)(k)		300,000	275,640
Series 2010-K6 Class B, 5.3542% 12/26/46 (e)(k)		550,000	558,895
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		253,858	25
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		95,448	11,454
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (e)(k)		2,852,000	2,782,977
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (k)		205,017	133,365
Series 2006-1A Class C2, 1.463% 12/20/54 (e)(k)		6,523,000	4,197,551
Series 2006-2 Class C1, 0.733% 12/20/54 (k)		5,398,000	3,473,613
Series 2006-3 Class C2, 0.763% 12/20/54 (k)		1,124,000	723,294
Series 2006-4:
Class B1, 0.353% 12/20/54 (k)		4,521,000	3,729,825
Class C1, 0.643% 12/20/54 (k)		2,767,000	1,780,565
Class M1, 0.433% 12/20/54 (k)		1,190,000	898,450
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (k)		2,234,000	1,437,579
Class 1M1, 0.563% 12/20/54 (k)		1,493,000	1,127,215
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2C1, 1.223% 12/20/54 (k)		$ 1,015,000	$ 653,153
Class 2M1, 0.763% 12/20/54 (k)		1,917,000	1,447,335
Series 2007-2 Class 2C1, 0.694% 12/17/54 (k)		2,654,000	1,707,849
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (k)		430,241	322,681
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.751% 3/25/37 (k)		8,522,010	8,593,884
Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (k)		752,303	651,562
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (k)		366,249	245,157
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)		66,615	67,412
Class A3, 5.447% 6/12/47 (k)		3,606,000	3,732,741
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (k)		2,600,000	2,172,681
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (k)		1,636,001	1,586,004
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (k)		1,940,334	1,808,399
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (k)		3,067,334	2,949,575
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		18,330	18,380
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	921,952
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5015% 4/25/36 (k)		17,837,753	10,689,671
Series 2006-5 Class A1A, 0.4515% 7/25/36 (k)		13,817,498	8,001,980
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (k)		3,299,325	2,276,847
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (k)		400,908	1,788
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (k)		8,008,080	5,758,628
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (e)(k)		251,984	237,495
Class C, 0.456% 6/15/22 (e)(k)		1,559,607	1,384,151
Class D, 0.466% 6/15/22 (e)(k)		600,006	513,005
Class E, 0.476% 6/15/22 (e)(k)		959,771	808,607
Class F, 0.506% 6/15/22 (e)(k)		1,545,171	1,278,629
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class G, 0.576% 6/15/22 (e)(k)		$ 359,765	$ 292,309
Class H, 0.596% 6/15/22 (e)(k)		720,211	574,368
Class J, 0.636% 6/15/22 (e)(k)		840,246	632,285
Class TM, 0.766% 6/15/22 (e)(k)		1,524,459	1,440,614
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	943,485
Series 2004-A4 Class A1, 2.7866% 8/25/34 (k)		2,181,073	2,080,594
Series 2005-A2 Class A7, 2.6496% 2/25/35 (k)		1,580,931	1,478,051
Series 2006-A6 Class A4, 3.1889% 10/25/33 (k)		1,529,990	1,472,856
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	103,780
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		8,143,000	8,586,762
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (k)		2,283,018	1,870,662
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (k)		2,994,072	195,698
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (k)		3,295,332	2,883,811
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (e)(k)		1,703,558	1,385,163
Class B6, 3.114% 7/10/35 (e)(k)		379,831	291,027
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3231% 1/25/46 (k)		14,283,829	8,809,372
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,031,632	1,084,373
Series 2004-SL3 Class A1, 7% 8/25/16		58,286	56,498
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (e)(k)		426,262	349,394
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	266,564
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (k)		39,625	29,477
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4515% 7/25/46 (k)		28,076,810	18,361,950
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (k)		632,642	612,793
Series 2003-20 Class 1A1, 5.5% 7/25/33		480,533	491,566
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (k)		$ 3,273,627	$ 2,330,195
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (k)		1,106,821	1,052,953
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (k)		2,957,253	2,660,811
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		186,101	37,220
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (k)		964,995	964,959
Series 2004-H Class A1, 4.5271% 6/25/34 (k)		1,803,993	1,772,271
Series 2004-W Class A9, 2.7616% 11/25/34 (k)		3,483,000	3,354,366
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (k)		2,311,784	2,239,771
Series 2005-AR12:
Class 2A5, 2.8181% 7/25/35 (k)		9,238,867	8,776,240
Class 2A6, 2.8181% 7/25/35 (k)		1,002,747	950,850
Series 2005-AR2:
Class 1A2, 2.7859% 3/25/35 (k)		3,541,197	2,094,615
Class 2A2, 2.8076% 3/25/35 (k)		2,808,143	2,626,965
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (k)		1,635,895	1,494,228
TOTAL PRIVATE SPONSOR			238,515,161
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		323,535	350,272
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $194,896,261)			238,865,433
Commercial Mortgage Securities - 6.5%

ACGS Series 2004-1 Class P, 7.423% 8/1/19 (n)		712,587	686,783
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	203,554
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9991% 2/14/29 (e)(k)		800,000	756,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	217,276
Class B2, 7.525% 4/14/29		1,498,104	1,538,192
Class B5, 7.525% 4/14/29		129,000	95,038
Series 1997-D5:
Class A2, 7.0685% 2/14/43 (k)		1,399,000	1,488,688
Class A3, 7.1185% 2/14/43 (k)		1,510,000	1,631,732
Class A5, 7.1885% 2/14/43 (k)		256,000	273,344
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Asset Securitization Corp.: - continued
Series 1997-D5:
Class A6, 7.4385% 2/14/43 (k)		$ 2,470,000	$ 2,625,123
Class A7, 7.6785% 2/14/43 (k)		820,000	862,638
Class PS1, 1.4561% 2/14/43 (k)(m)		5,658,441	134,092
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (k)		2,221,000	2,390,378
Series 2006-5:
Class A2, 5.317% 9/10/47		7,267,668	7,443,466
Class A3, 5.39% 9/10/47		2,653,000	2,741,186
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,945,483
Series 2007-2 Class A1, 5.421% 4/10/49		294,443	299,829
Series 2007-4 Class A3, 5.8093% 2/10/51 (k)		1,897,000	2,001,100
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	315,609
Series 2007-3:
Class A3, 5.6579% 6/10/49 (k)		3,176,000	3,312,311
Class A4, 5.6579% 6/10/49 (k)		3,965,000	4,233,415
Series 2008-1 Class D, 6.2321% 2/10/51 (e)(k)		125,000	77,965
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,439,417
Series 2002-2 Class F, 5.487% 7/11/43		415,000	426,134
Series 2004-2:
Class A3, 4.05% 11/10/38		394,357	400,411
Class A4, 4.153% 11/10/38		2,412,000	2,488,094
Series 2005-1 Class A3, 4.877% 11/10/42		1,907,691	1,911,685
Series 2006-1 Class A1, 5.219% 9/10/45 (k)		425,767	425,682
Series 2007-1 Class A2, 5.381% 1/15/49		4,015,667	4,087,982
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,490,338
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		474,000	467,193
Class K, 6.15% 5/11/35 (e)		885,000	842,593
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	311,211
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	152,038
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	1,500
Class L, 4.637% 7/10/42 (e)(k)		280,000	1,400
Series 2004-5 Class G, 5.3211% 11/10/41 (e)(k)		195,000	135,163
Series 2005-1 Class CJ, 5.185% 11/10/42 (k)		550,000	581,847
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)		5,908,000	6,133,826
Series 2005-6 Class AJ, 5.1954% 9/10/47 (k)		300,000	314,601
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	920,481
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5258% 3/15/22 (e)(k)		$ 390,000	$ 387,075
Class C, 0.5758% 3/15/22 (e)(k)		817,000	800,660
Class D, 0.6258% 3/15/22 (e)(k)		826,000	768,180
Class E, 0.6658% 3/15/22 (e)(k)		684,000	622,440
Class F, 0.7358% 3/15/22 (e)(k)		615,784	548,048
Class G, 0.7958% 3/15/22 (e)(k)		399,119	347,234
Class J, 1.3158% 3/15/22 (e)(k)		288,000	246,240
Class K, 2.2658% 3/15/22 (e)(k)		427,499	307,799
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (e)(k)		1,222,000	1,179,230
Class D, 0.4758% 10/15/19 (e)(k)		1,494,000	1,396,890
Class E, 0.5058% 10/15/19 (e)(k)		1,385,000	1,260,350
Class F, 0.5758% 10/15/19 (e)(k)		3,150,730	2,772,642
Class G, 0.5958% 10/15/19 (e)(k)		1,245,579	1,046,286
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (e)(k)		76,613	55,928
Series 2004-1:
Class A, 0.6215% 4/25/34 (e)(k)		1,323,970	1,171,714
Class B, 2.1615% 4/25/34 (e)(k)		148,436	83,124
Class M1, 0.8215% 4/25/34 (e)(k)		119,177	91,171
Class M2, 1.4615% 4/25/34 (e)(k)		110,104	77,073
Series 2004-2:
Class A, 0.6915% 8/25/34 (e)(k)		1,085,395	944,293
Class M1, 0.8415% 8/25/34 (e)(k)		182,702	135,200
Series 2004-3:
Class A1, 0.6315% 1/25/35 (e)(k)		2,453,692	2,110,175
Class A2, 0.6815% 1/25/35 (e)(k)		352,102	264,077
Class M1, 0.7615% 1/25/35 (e)(k)		423,564	304,966
Class M2, 1.2615% 1/25/35 (e)(k)		196,270	132,482
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (e)(k)		1,827,189	1,489,159
Class M1, 0.6915% 8/25/35 (e)(k)		90,996	60,995
Class M2, 0.7415% 8/25/35 (e)(k)		150,083	93,802
Class M3, 0.7615% 8/25/35 (e)(k)		83,037	50,030
Class M4, 0.8715% 8/25/35 (e)(k)		76,225	43,303
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (e)(k)		688,303	560,967
Class A2, 0.6615% 11/25/35 (e)(k)		682,105	538,863
Class M1, 0.7015% 11/25/35 (e)(k)		81,409	53,730
Class M2, 0.7515% 11/25/35 (e)(k)		103,357	64,081
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2005-3A:
Class M3, 0.7715% 11/25/35 (e)(k)		$ 92,503	$ 53,652
Class M4, 0.8615% 11/25/35 (e)(k)		115,249	61,370
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (e)(k)		1,585,110	1,236,386
Class B1, 1.6615% 1/25/36 (e)(k)		136,980	52,053
Class M1, 0.7115% 1/25/36 (e)(k)		511,326	340,032
Class M2, 0.7315% 1/25/36 (e)(k)		153,398	95,874
Class M3, 0.7615% 1/25/36 (e)(k)		224,026	127,695
Class M4, 0.8715% 1/25/36 (e)(k)		123,898	64,427
Class M5, 0.9115% 1/25/36 (e)(k)		123,898	58,852
Class M6, 0.9615% 1/25/36 (e)(k)		131,594	53,953
Series 2006-1:
Class A2, 0.6215% 4/25/36 (e)(k)		243,868	195,095
Class M1, 0.6415% 4/25/36 (e)(k)		87,222	56,694
Class M2, 0.6615% 4/25/36 (e)(k)		92,155	56,215
Class M3, 0.6815% 4/25/36 (e)(k)		79,292	45,197
Class M4, 0.7815% 4/25/36 (e)(k)		44,932	23,589
Class M5, 0.8215% 4/25/36 (e)(k)		43,611	20,497
Class M6, 0.9015% 4/25/36 (e)(k)		86,957	39,131
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (e)(k)		4,403,899	3,523,119
Class A2, 0.5415% 7/25/36 (e)(k)		217,876	165,586
Class B1, 1.1315% 7/25/36 (e)(k)		81,576	29,367
Class B3, 2.9615% 7/25/36 (e)(k)		123,249	32,045
Class M1, 0.5715% 7/25/36 (e)(k)		228,598	130,301
Class M2, 0.5915% 7/25/36 (e)(k)		161,286	85,482
Class M3, 0.6115% 7/25/36 (e)(k)		133,784	64,885
Class M4, 0.6815% 7/25/36 (e)(k)		90,339	38,846
Class M5, 0.7315% 7/25/36 (e)(k)		111,036	45,525
Class M6, 0.8015% 7/25/36 (e)(k)		165,668	59,640
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (e)(k)		147,003	26,460
Class B2, 1.6115% 10/25/36 (e)(k)		106,027	15,904
Class B3, 2.8615% 10/25/36 (e)(k)		172,542	20,705
Class M4, 0.6915% 10/25/36 (e)(k)		162,465	60,112
Class M5, 0.7415% 10/25/36 (e)(k)		194,494	64,183
Class M6, 0.8215% 10/25/36 (e)(k)		380,705	95,176
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (e)(k)		842,834	678,481
Class A2, 0.5315% 12/25/36 (e)(k)		4,288,554	3,216,416
Class B1, 0.9615% 12/25/36 (e)(k)		131,126	22,615
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class B2, 1.5115% 12/25/36 (e)(k)		$ 133,656	$ 20,822
Class B3, 2.7115% 12/25/36 (e)(k)		227,608	26,822
Class M1, 0.5515% 12/25/36 (e)(k)		274,337	159,115
Class M2, 0.5715% 12/25/36 (e)(k)		182,891	98,761
Class M3, 0.6015% 12/25/36 (e)(k)		185,449	91,797
Class M4, 0.6615% 12/25/36 (e)(k)		221,899	97,636
Class M5, 0.7015% 12/25/36 (e)(k)		203,994	85,677
Class M6, 0.7815% 12/25/36 (e)(k)		182,891	67,670
Series 2007-1:
Class A2, 0.5315% 3/25/37 (e)(k)		934,707	663,642
Class B1, 0.9315% 3/25/37 (e)(k)		297,388	59,478
Class B2, 1.4115% 3/25/37 (e)(k)		215,622	34,499
Class B3, 3.6115% 3/25/37 (e)(k)		590,412	64,945
Class M1, 0.5315% 3/25/37 (e)(k)		261,667	125,600
Class M2, 0.5515% 3/25/37 (e)(k)		195,435	84,037
Class M3, 0.5815% 3/25/37 (e)(k)		173,324	65,863
Class M4, 0.6315% 3/25/37 (e)(k)		139,297	48,754
Class M5, 0.6815% 3/25/37 (e)(k)		217,445	67,408
Class M6, 0.7615% 3/25/37 (e)(k)		304,438	76,110
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (e)(k)		844,686	625,068
Class A2, 0.5815% 7/25/37 (e)(k)		789,245	386,730
Class B1, 1.8615% 7/25/37 (e)(k)		243,065	31,599
Class B2, 2.5115% 7/25/37 (e)(k)		210,440	25,253
Class B3, 3.6115% 7/25/37 (e)(k)		236,597	21,294
Class M1, 0.6315% 7/25/37 (e)(k)		277,139	87,991
Class M2, 0.6715% 7/25/37 (e)(k)		151,440	43,918
Class M3, 0.7515% 7/25/37 (e)(k)		153,552	38,004
Class M4, 0.9115% 7/25/37 (e)(k)		303,163	54,569
Class M5, 1.0115% 7/25/37 (e)(k)		267,244	40,087
Class M6, 1.2615% 7/25/37 (e)(k)		338,848	47,439
Series 2007-3:
Class A2, 0.5515% 7/25/37 (e)(k)		873,603	585,314
Class B1, 1.2115% 7/25/37 (e)(k)		212,335	27,604
Class B2, 1.8615% 7/25/37 (e)(k)		531,359	53,136
Class B3, 4.2615% 7/25/37 (e)(k)		282,279	22,582
Class M1, 0.5715% 7/25/37 (e)(k)		189,739	85,382
Class M2, 0.6015% 7/25/37 (e)(k)		203,365	71,178
Class M3, 0.6315% 7/25/37 (e)(k)		320,453	96,136
Class M4, 0.7615% 7/25/37 (e)(k)		503,159	140,885
Class M5, 0.8615% 7/25/37 (e)(k)		260,988	57,417
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2007-3:
Class M6, 1.0615% 7/25/37 (e)(k)		$ 199,011	$ 39,802
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (e)(k)		322,514	10,482
Class B2, 3.7115% 9/25/37 (e)(k)		1,173,412	29,335
Class M1, 1.2115% 9/25/37 (e)(k)		310,122	46,518
Class M2, 1.3115% 9/25/37 (e)(k)		310,122	37,215
Class M4, 1.8615% 9/25/37 (e)(k)		793,186	71,387
Class M5, 2.0115% 9/25/37 (e)(k)		793,186	55,523
Class M6, 2.2115% 9/25/37 (e)(k)		794,726	47,684
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(m)		4,230,700	148,074
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(k)(m)		10,128,844	1,202,294
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4539% 3/11/39 (k)		450,000	467,110
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5258% 3/15/19 (e)(k)		200,000	178,468
Class E, 0.5858% 3/15/19 (e)(k)		365,000	319,679
Class F, 0.6058% 3/15/19 (e)(k)		160,000	138,819
Class G, 0.7058% 3/15/19 (e)(k)		1,020,386	852,922
Class H, 0.9158% 3/15/19 (e)(k)		541,917	402,734
Class J, 1.1158% 3/15/19 (e)(k)		407,118	288,732
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (e)(k)		655,330	537,371
Class E, 0.5658% 3/15/22 (e)(k)		3,607,157	2,777,511
Class F, 0.6158% 3/15/22 (e)(k)		2,235,922	1,609,864
Class G, 0.6658% 3/15/22 (e)(k)		537,549	370,909
Class H, 0.8158% 3/15/22 (e)(k)		655,330	412,858
Class J, 0.9658% 3/15/22 (e)(k)		655,330	327,665
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		509,988	517,895
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,097,544	1,115,801
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	620,005
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)		851,854	858,051
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (k)		1,112,000	1,209,181
Series 2007-PW17 Class A1, 5.282% 6/11/50		727,353	738,868
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)		328,960	336,089
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	64,091
Class I, 5.64% 2/14/31 (e)		205,000	69,950
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (e)(k)(m)		$ 13,423,075	$ 42,268
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,033,529
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (e)(k)(m)		21,680,723	388,740
Series 2006-T22:
Class A4, 5.514% 4/12/38 (k)		237,000	259,321
Class B, 5.514% 4/12/38 (e)(k)		200,000	193,215
Series 2007-BBA8:
Class K, 1.4658% 3/15/22 (e)(k)		120,000	48,000
Class L, 2.1658% 3/15/22 (e)(k)		253,568	88,749
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (e)(k)		304,000	203,071
Class C, 5.7174% 6/11/40 (e)(k)		255,000	142,898
Class D, 5.7174% 6/11/40 (e)(k)		255,000	132,693
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (e)(k)(m)		165,852,612	1,998,690
Series 2007-T28:
Class A1, 5.422% 9/11/42		182,559	185,993
Class X2, 0.1785% 9/11/42 (e)(k)(m)		81,712,551	614,944
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (e)(k)		857,174	638,394
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,374,354
Class XCL, 2.1173% 5/15/35 (e)(k)(m)		20,262,269	446,299
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	638,740
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	89,060
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		290,000	300,685
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.574% 8/15/21 (e)(k)		678,000	661,050
Class G, 0.594% 8/15/21 (e)(k)		542,222	507,216
Class H, 0.634% 8/15/21 (e)(k)		433,548	390,193
Series 2007-FL3A:
Class MLA1, 1.0658% 4/15/22 (e)(k)		232,363	204,067
Classs MLA2, 1.3158% 4/15/22 (e)(k)		102,753	88,910
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,743,632
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		$ 2,875,972	$ 2,601,796
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)		8,738,561	8,751,566
Class A4, 5.6981% 12/10/49 (k)		5,830,000	6,318,661
Series 2007-FL3A Class A2, 0.4058% 4/15/22 (e)(k)		6,878,000	6,601,147
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49		10,285,734	10,389,721
Class A4, 5.322% 12/11/49		14,623,000	15,412,607
Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(k)		320,000	315,161
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,906,471
Class C, 5.476% 12/11/49		3,581,000	1,253,350
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	86,624
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	16,970
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	9,596
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	8,755
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	3,672
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	12,155
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	51,354
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (k)		1,902,000	2,037,559
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	3,138,300
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (e)(k)		5,171,000	4,809,030
Class C, 0.5358% 4/15/17 (e)(k)		1,531,000	1,408,520
Class D, 0.5758% 4/15/17 (e)(k)		950,056	864,551
Class E, 0.6358% 4/15/17 (e)(k)		802,445	714,176
Class F, 0.6758% 4/15/17 (e)(k)		171,562	147,543
Class G, 0.8158% 4/15/17 (e)(k)		171,562	140,681
Class H, 0.8858% 4/15/17 (e)(k)		171,562	132,103
Class J, 1.1158% 4/15/17 (e)(k)		131,565	92,096
Series 2005-FL11:
Class B, 0.5158% 11/15/17 (e)(k)		175,588	170,320
Class C, 0.5658% 11/15/17 (e)(k)		1,451,600	1,379,020
Class D, 0.6058% 11/15/17 (e)(k)		75,490	70,206
Class E, 0.6558% 11/15/17 (e)(k)		268,371	246,902
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class F, 0.7158% 11/15/17 (e)(k)		$ 185,934	$ 169,200
Class G, 0.7658% 11/15/17 (e)(k)		128,880	115,992
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (e)(k)		2,710,000	2,506,750
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	548,278
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		1,066,164	1,058,168
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		18,931	18,926
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,631,916
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,306,000
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,740,879
Series 2007-C9 Class A4, 5.8148% 12/10/49 (k)		4,209,000	4,598,450
Series 2001-J1A Class F, 6.958% 2/16/34 (e)		600,000	604,757
Series 2001-J2A Class F, 7.0305% 7/16/34 (e)(k)		199,000	196,074
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (e)(k)(m)		3,239,345	469
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	2,175,978
Class XP, 0.4911% 12/10/46 (k)(m)		19,945,239	242,225
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		88,727	92,341
Class G, 6.21% 7/15/31 (e)		554,000	572,968
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		204,930	213,332
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	468,092
Series 1999-C2 Class G, 6% 11/17/32		302,000	275,512
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,811,369
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		10,145,826	10,317,166
Class A3, 5.542% 1/15/49 (k)		3,804,000	3,995,434
Series 2007-C3 Class A4, 5.7203% 6/15/39 (k)		1,144,000	1,217,923
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,331,179
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (k)(m)		12,142,531	219,447
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,812,948
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (e)(k)		$ 6,783,000	$ 5,290,740
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8658% 9/15/21 (e)(k)		270,225	236,935
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,947,884
Series 2002-CP5 Class A1, 4.106% 12/15/35		118,232	119,816
Series 2004-C1:
Class A3, 4.321% 1/15/37		320,003	323,798
Class A4, 4.75% 1/15/37		884,000	929,854
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	1,023,360
Series 1998-C1:
Class F, 6% 5/17/40 (e)		659,000	643,778
Class H, 6% 5/17/40 (e)		90,318	7,813
Series 1998-C2 Class F, 6.75% 11/11/30 (e)		470,000	498,256
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (k)(m)		4,728,983	18,541
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (e)(k)(m)		13,373,956	51,685
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		230,000	225,972
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	122,831
Class J, 4.231% 5/15/38 (e)		300,000	219,239
Series 2006-C1 Class A3, 5.5457% 2/15/39 (k)		10,043,000	10,623,032
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (e)(k)		721,000	648,900
Class C:
0.4358% 2/15/22 (e)(k)		1,864,711	1,640,946
0.5358% 2/15/22 (e)(k)		665,993	559,434
Class F, 0.5858% 2/15/22 (e)(k)		1,331,815	1,092,088
Class L, 2.1658% 2/15/22 (e)(k)		100,000	5,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		17,666,524	17,890,686
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (k)(m)		35,608,965	347,212
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	436,050
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5258% 5/15/23 (e)(k)		450,000	446,314
Class D, 0.7358% 5/15/23 (e)(k)		170,000	165,590
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust: - continued
floater Series 2006-HC1A:
Class F, 0.8658% 5/15/23 (e)(k)		$ 140,000	$ 135,697
Series 2006-HC1A Class C, 0.6658% 5/15/23 (e)(k)		355,000	349,373
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9115% 3/25/17 (e)(k)		160,000	131,150
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4615% 3/25/17 (e)(k)		260,000	206,700
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	332,500
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5571% 11/10/46 (e)		180,000	178,346
Class F, 5.5571% 11/10/46 (e)		330,000	304,037
Class XB, 0.2464% 11/10/46 (e)(m)		20,920,000	392,060
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	328,849
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2251% 6/10/31 (e)(k)		891,000	953,230
Series 2000-CKP1 Class B3, 7.9938% 11/10/33 (k)		230,000	229,690
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		1,500,000	1,573,871
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (e)		770,000	781,627
Class K, 6% 12/12/33 (e)		520,000	518,641
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	678,650
Class G, 6.936% 3/15/33 (e)		1,642,000	1,647,113
Class H, 7.039% 3/15/33 (e)		63,000	63,229
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	453,996
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	210,393
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1633% 9/25/45 (k)		1,290,000	1,252,977
Series 2011-K10 Class B, 4.598% 11/25/49 (e)(k)		240,000	225,707
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		618,525	592,856
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,018,253
Series 2001-1 Class X1, 0.9778% 5/15/33 (e)(k)(m)		6,939,641	74,386
Series 2001-3 Class C, 6.51% 6/10/38		287,000	293,863
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2002-1A Class H, 7.1453% 12/10/35 (e)(k)		$ 65,000	$ 65,864
Series 2007-C1 Class XP, 0.2003% 12/10/49 (k)(m)		36,230,175	192,071
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,926	87,636
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		1,034,955	1,078,772
Class G, 6.75% 4/15/29 (k)		504,000	509,293
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		270,345	280,302
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	6,738
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		114,378	114,909
Class J, 6.974% 8/15/36 (e)		226,000	223,078
Class K, 6.974% 8/15/36 (e)		427,000	154,365
Series 2000-C1:
Class H, 7% 3/15/33 (e)		4,124	4,137
Class K, 7% 3/15/33		90,000	64,505
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	296,425
Series 2005-C1 Class X2, 0.5542% 5/10/43 (k)(m)		7,242,120	54,296
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (e)(k)		715,000	675,839
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		490,000	503,580
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,986,209
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,907,717
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,285
Class J, 6.306% 1/11/35 (e)		760,000	751,401
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	203,914
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (e)(k)(m)		31,836,140	210,134
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (k)		5,013,000	5,288,743
Class A4, 5.8829% 7/10/38 (k)		9,540,000	10,477,157
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(m)		43,800,959	388,856
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (e)(k)		96,000	91,090
Class D, 0.543% 6/6/20 (e)(k)		453,000	416,875
Class E, 0.633% 6/6/20 (e)(k)		526,000	473,337
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
Series 2006-FL8A:
Class F, 0.703% 6/6/20 (e)(k)		$ 835,001	$ 734,696
Class J, 2.013% 6/6/20 (e)(k)		250,000	165,879
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(k)		1,994,000	1,945,512
Class D, 2.3636% 3/6/20 (e)(k)		4,004,000	3,896,413
Class F, 2.8433% 3/6/20 (e)(k)		164,000	158,828
Class G, 3.0177% 3/6/20 (e)(k)		81,000	77,845
Class H, 3.5846% 3/6/20 (e)(k)		60,000	57,437
Class J, 4.4568% 3/6/20 (e)(k)		86,000	80,736
Class L, 6.4193% 3/1/20 (e)(k)		400,000	362,144
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	597,082
Series 1997-GL:
Class G, 7.7695% 7/13/30 (k)		816,778	900,498
Class H, 8.0595% 7/13/30 (e)(k)		230,000	243,225
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (e)(k)		350,000	283,500
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (e)(k)(m)		34,645,578	308,318
Series 2006-GG6 Class A2, 5.506% 4/10/38		7,008,461	7,019,658
Series 2006-RR2:
Class M, 5.6387% 6/23/46 (e)(k)		100,000	0
Class N, 5.6387% 6/23/46 (e)(k)		100,000	0
Series 2010-C1 Class X, 1.585% 8/10/43 (e)(k)(m)		6,349,007	600,616
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,889,879
Series 2007-GG10:
Class A1, 5.69% 8/10/45		96,150	97,459
Class A2, 5.778% 8/10/45		13,561,000	13,906,178
Class A4, 5.8075% 8/10/45 (k)		9,090,000	9,710,335
Series 2010-C2 Class XA, 0.6992% 12/10/43 (e)(k)		5,657,377	183,865
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.114% 9/10/22 (e)(k)		1,120,000	1,068,463
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(k)		625,000	707,746
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(k)		460,000	461,610
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2:
Class D, 5.5307% 11/15/43 (e)(k)		220,000	221,402
Class XB, 0.6703% 11/15/43 (e)(k)(m)		3,600,000	164,766
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		$ 201,000	$ 206,863
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (e)(k)		204,404	190,607
Class D, 5.192% 1/12/37		230,000	236,335
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (e)(k)(m)		2,940,154	579
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4458% 2/15/19 (e)(k)		339,791	333,639
Series 2006-FL1A Class E, 0.6358% 2/15/20 (e)(k)		144,283	133,007
Series 2006-FLA2:
Class A2, 0.3958% 11/15/18 (e)(k)		10,000,000	9,500,000
Class B, 0.4358% 11/15/18 (e)(k)		1,238,455	1,164,147
Class C, 0.4758% 11/15/18 (e)(k)		879,888	827,094
Class D, 0.4958% 11/15/18 (e)(k)		268,033	251,951
Class E, 0.5458% 11/15/18 (e)(k)		386,651	340,253
Class F, 0.5958% 11/15/18 (e)(k)		578,916	497,868
Class G, 0.6258% 11/15/18 (e)(k)		503,029	422,545
Class H, 0.7658% 11/15/18 (e)(k)		386,672	313,204
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (k)		5,657,000	5,912,190
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,301,444
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		903,000	934,673
Class A3, 5.336% 5/15/47		9,409,000	9,999,548
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (k)		6,670,000	7,183,996
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (k)		5,340,000	5,525,582
Series 2007-LDP10 Class A1, 5.122% 1/15/49		29,785	29,931
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,396,859
Class A3, 5.412% 1/15/49		8,142,000	8,653,620
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	152,090
Series 2004-LN2 Class D, 5.213% 7/15/41 (k)		420,000	386,192
Series 2005-CB13 Class E, 5.3502% 1/12/43 (e)(k)		963,000	99,724
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,466,090	10,893,156
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	562,594
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (k)		165,000	97,420
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class C, 5.7447% 2/12/49 (k)		$ 424,000	$ 216,644
Class D, 5.7447% 2/12/49 (k)		447,000	208,788
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	233,141
Class CS, 5.466% 1/15/49 (k)		157,000	84,834
Class ES, 5.5411% 1/15/49 (e)(k)		983,000	249,628
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,193,149	1,245,235
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		642,313	642,635
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (k)		21,615,000	23,323,255
Series 1998-C1 Class D, 6.98% 2/18/30		568,912	569,628
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		583,000	612,150
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		17,073	17,105
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	146,631
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	524,349
Class AM, 5.263% 11/15/40 (k)		67,000	71,138
Series 2006-C1 Class A2, 5.084% 2/15/31		482,477	482,944
Series 2006-C6:
Class A1, 5.23% 9/15/39		163,336	163,489
Class A2, 5.262% 9/15/39 (k)		11,694,000	11,809,150
Series 2006-C7:
Class A1, 5.279% 11/15/38		281,669	284,289
Class A2, 5.3% 11/15/38		2,092,000	2,126,829
Class A3, 5.347% 11/15/38		1,417,000	1,517,941
Class AM, 5.378% 11/15/38		160,000	165,893
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)		158,589	160,898
Class A3, 5.398% 2/15/40		10,000,000	10,340,866
Class A4, 5.424% 2/15/40		5,434,000	5,830,389
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,233,571
Series 2007-C6 Class A2, 5.845% 7/15/40		9,923,845	10,305,926
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,731,594
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,140,813
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(k)		86,000	88,331
Series 2003-C7 Class L, 5.114% 7/15/37 (e)(k)		284,000	192,479
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2:
Class G, 4.595% 3/15/36 (e)(k)		$ 225,000	$ 191,731
Class K, 5.2553% 3/15/36 (e)(k)		500,000	223,046
Class XCP, 1.0355% 3/15/36 (e)(k)(m)		22,208,334	8,248
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	779,714
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (k)(m)		5,887,328	47,777
Series 2005-C5 Class A2, 4.885% 9/15/30		437,946	443,994
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		686,000	645,167
Series 2006-C4:
Class AJ, 5.9031% 6/15/38 (k)		480,000	490,614
Class AM, 5.9031% 6/15/38 (k)		500,000	536,783
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (k)(m)		8,763,693	144,892
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (k)(m)		3,265,697	40,894
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,565,464
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,189,673
Class XCP, 0.2848% 9/15/45 (k)(m)		145,958,021	1,436,431
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (e)(k)		608,683	547,815
Class E, 0.5558% 9/15/21 (e)(k)		2,196,145	1,932,608
Class F, 0.6058% 9/15/21 (e)(k)		1,143,094	971,630
Class G, 0.6258% 9/15/21 (e)(k)		2,258,211	1,829,151
Class H, 0.6658% 9/15/21 (e)(k)		582,579	454,411
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,462,891
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		180,000	184,806
Class I11, 7.72% 2/26/28 (e)		100,000	101,970
Class I12, 7.72% 2/26/28 (e)		100,000	100,590
Class I9, 7.72% 2/26/28 (e)		153,200	155,927
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4345% 10/12/39 (e)	CAD	320,000	234,707
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		620,000	663,400
Series 1998-C3 Class E, 7.0637% 12/15/30 (k)		173,000	184,859
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42		70,480	70,469
Series 2004-MKB1 Class F, 5.5088% 2/12/42 (e)(k)		180,000	172,183
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (k)		3,122,000	3,181,297
Series 2005-LC1 Class F, 5.3853% 1/12/44 (e)(k)		1,655,000	844,517
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1:
Class A2, 5.6109% 5/12/39 (k)		$ 2,247,097	$ 2,316,176
Class AJ, 5.6559% 5/12/39 (k)		160,000	161,089
Class AM, 5.6559% 5/12/39 (k)		100,000	107,288
Series 2007-C1 Class A4, 5.8261% 6/12/50 (k)		7,199,517	7,816,600
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,347,179
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (k)		867,427	846,933
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (k)		2,024,000	2,103,748
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		1,051,279	1,065,284
Class ASB, 5.133% 12/12/49 (k)		1,636,000	1,738,378
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,748,084
Class A4, 5.378% 8/12/48		76,000	79,921
Class B, 5.479% 2/12/17		5,706,000	2,506,361
Series 2007-6:
Class A1, 5.175% 3/12/51		64,797	65,487
Class A4, 5.485% 3/12/51 (k)		14,650,000	15,383,874
Series 2007-7 Class A4, 5.7439% 6/12/50 (k)		6,656,000	7,079,713
Series 2007-8 Class A1, 4.622% 8/12/49		314,080	317,561
Series 2006-4 Class XP, 0.6112% 12/12/49 (k)(m)		34,448,107	662,844
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	931,699
Series 2007-7 Class B, 5.75% 6/12/50		166,000	37,690
Series 2007-8 Class A3, 5.9645% 8/12/49 (k)		1,640,000	1,775,689
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.466% 7/15/19 (e)(k)		357,716	186,012
Class H, 0.646% 7/15/19 (e)(k)		218,957	215,203
Class J, 0.696% 7/15/19 (e)(k)		354,000	287,301
Series 2007-XCLA Class A1, 0.466% 7/17/17 (e)(k)		1,948,246	1,753,421
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (e)(k)		1,092,000	917,280
Class D, 0.456% 10/15/20 (e)(k)		667,354	500,516
Class E, 0.516% 10/15/20 (e)(k)		834,661	542,530
Class F, 0.566% 10/15/20 (e)(k)		500,899	250,450
Class G, 0.606% 10/15/20 (e)(k)		619,188	247,675
Class H, 0.696% 10/15/20 (e)(k)		389,758	38,976
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA:
Class J, 0.846% 10/15/20 (e)(k)		$ 444,903	$ 22,245
Class MHRO, 0.956% 10/15/20 (e)(k)		595,092	190,429
Class MJPM, 1.266% 10/15/20 (e)(k)		33,074	25,467
Class MSTR, 0.966% 10/15/20 (e)(k)		343,918	110,054
Class NHRO, 1.156% 10/15/20 (e)(k)		903,133	198,689
Class NSTR, 1.116% 10/15/20 (e)(k)		315,384	69,384
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (e)(k)(m)		5,235,674	24,632
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		424,620	433,113
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,899,515
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,236
Series 2006-T23 Class A1, 5.682% 8/12/41		254,564	255,133
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		143,334	144,510
Class A31, 5.439% 2/12/44 (k)		964,000	1,001,199
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		302,537	305,609
Class A4, 5.364% 3/15/44		10,000,000	10,438,150
Series 2007-IQ14 Class A1, 5.38% 4/15/49		583,244	593,959
Series 2007-T25 Class A1, 5.391% 11/12/49		231,646	235,540
Series 1997-RR Class F, 7.4398% 4/30/39 (e)(k)		196,311	188,459
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		223,000	136,588
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	154,422
Class O, 5.91% 11/15/31 (e)		291,809	63,134
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (e)(k)(m)		11,254,806	56,013
Series 2004-IQ7 Class E, 5.4% 6/15/38 (e)(k)		120,000	98,400
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	230,300
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (e)(k)(m)		20,117,996	193,416
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (e)(k)(m)		9,538,606	88,410
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (k)		2,950,000	2,984,654
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (k)		2,994,116	3,109,070
Class A4, 5.7317% 10/15/42 (k)		570,000	623,295
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	728,347
Class B, 5.468% 12/15/43		1,902,000	1,236,300
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.803% 8/12/41 (k)		$ 972,000	$ 1,037,361
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)		3,448,000	2,586,000
Series 2007-HQ12 Class A2, 5.5971% 4/12/49 (k)		12,562,822	12,875,272
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,021,078
Class B, 5.7308% 4/15/49 (k)		469,000	257,950
Series 2011-C1 Class E, 5.257% 9/15/47 (e)		573,100	556,446
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9524% 2/23/34 (k)		466,000	517,151
Series 2001-IQA Class F, 6.79% 12/18/32 (e)		152,609	153,052
Series 2001-TOP3 Class E, 7.1804% 7/15/33 (e)(k)		150,000	152,411
Series 2003-TOP9 Class E, 5.7324% 11/13/36 (e)(k)		78,000	70,524
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		128,895	123,941
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (e)		557,626	597,698
Class G, 5% 8/20/30 (e)		361,875	372,801
Class J, 5% 8/20/30 (e)		195,000	187,200
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		1,050,000	1,103,143
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		713,888	763,432
RBSCF Trust Series 2010-MB1 Class D, 4.6672% 4/15/24 (e)(k)		480,000	484,425
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	107,000	82,188
Class G, 4.456% 9/12/38 (e)	CAD	54,000	39,480
Class H, 4.456% 9/12/38 (e)	CAD	36,000	24,464
Class J, 4.456% 9/12/38 (e)	CAD	36,000	22,682
Class K, 4.456% 9/12/38 (e)	CAD	18,000	9,887
Class L, 4.456% 9/12/38 (e)	CAD	26,000	13,200
Class M, 4.456% 9/12/38 (e)	CAD	128,859	35,584
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	86,253
Class G, 4.57% 4/12/23	CAD	42,000	27,405
Class H, 4.57% 4/12/23	CAD	42,000	26,136
Class J, 4.57% 4/12/23	CAD	42,000	24,938
Class K, 4.57% 4/12/23	CAD	21,000	11,904
Class L, 4.57% 4/12/23	CAD	63,000	34,110
Class M, 4.57% 4/12/23	CAD	185,000	45,493
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		$ 135,000	$ 134,784
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	204,939
Class E5, 6.5% 2/18/34 (e)(k)		900,000	929,149
Class E6, 6.5% 2/18/34 (e)(k)		192,000	172,320
Class F6, 6.5% 2/18/34 (e)(k)		43,000	37,088
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		175,083	178,755
Class F, 7.3% 10/12/34 (e)		473,000	485,030
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.041% 8/15/39 (k)		170,000	182,238
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	283,500
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)		1,182,380	1,191,773
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8408% 7/15/24 (e)(k)		110,000	37,374
Class G, 0.8408% 7/15/24 (e)(k)		200,000	65,780
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (e)		180,000	189,935
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (e)(k)		1,276,330	1,225,332
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (e)(k)		1,770,598	1,377,199
Class F, 0.604% 8/11/18 (e)(k)		1,877,987	1,259,056
Class G, 0.624% 8/11/18 (e)(k)		1,779,101	1,091,657
Class J, 0.864% 8/11/18 (e)(k)		395,545	184,103
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (e)(k)		140,220	98,154
Class AP2, 1.0658% 6/15/20 (e)(k)		235,007	152,754
Class F, 0.7458% 6/15/20 (e)(k)		4,565,501	2,967,576
Class LXR1, 0.9658% 6/15/20 (e)(k)		233,916	196,489
Class LXR2, 1.0658% 6/15/20 (e)(k)		3,111,858	2,458,368
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		2,687,455	2,706,604
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,396,244
Series 2006-C27 Class A2, 5.624% 7/15/45		1,548,476	1,561,791
Series 2006-C29:
Class A1, 5.11% 11/15/48		410,200	413,252
Class A3, 5.313% 11/15/48		5,051,000	5,281,434
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class A1, 5.031% 12/15/43		$ 9,005	$ 8,999
Class A3, 5.246% 12/15/43		1,633,000	1,679,058
Class A4, 5.305% 12/15/43		8,604,000	8,784,563
Class A5, 5.342% 12/15/43		2,036,000	2,124,220
Series 2007-C31:
Class A1, 5.14% 4/15/47		11,690	11,683
Class A4, 5.509% 4/15/47		4,299,000	4,526,285
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (k)		15,568,000	16,226,841
Class A3, 5.7456% 6/15/49 (k)		3,229,000	3,442,146
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	892,449
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	338,872
Series 2004-C11:
Class D, 5.3116% 1/15/41 (k)		360,000	338,294
Class E, 5.3616% 1/15/41 (k)		327,000	282,000
Series 2004-C12 Class D, 5.3051% 7/15/41 (k)		280,000	263,533
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	258,294
Class C, 5.21% 8/15/41		170,000	166,612
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(k)		1,464,000	1,405,440
Class 180B, 5.5782% 10/15/41 (e)(k)		666,000	626,040
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,757,897
Series 2005-C22:
Class B, 5.3619% 12/15/44 (k)		4,218,000	3,772,737
Class F, 5.3619% 12/15/44 (e)(k)		3,171,000	1,794,813
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,398,151
Series 2006-C29 Class E, 5.516% 11/15/48 (k)		1,902,000	1,026,554
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	6,321,113
Class C, 5.483% 12/15/43 (k)		5,706,000	2,953,511
Class D, 5.513% 12/15/43 (k)		3,044,000	1,238,162
Class XP, 0.4403% 12/15/43 (e)(k)(m)		21,123,634	256,206
Series 2007-C31 Class C, 5.6933% 4/15/47 (k)		522,000	269,060
Series 2007-C32:
Class D, 5.7456% 6/15/49 (k)		1,431,000	769,608
Class E, 5.7456% 6/15/49 (k)		2,252,000	951,020
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (k)		$ 1,259,000	$ 1,357,673
Series 2007-C33 Class B, 5.8994% 2/15/51 (k)		3,198,000	2,358,661
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		10,192,000	384,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $690,130,978)			841,199,121
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (k)		3,300,000	3,221,229
California Gen. Oblig.:
6.2% 3/1/19		6,044,000	6,392,739
7.5% 4/1/34		5,600,000	5,992,672
7.55% 4/1/39		8,202,000	8,850,696
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	6,803,501
5.665% 3/1/18 (f)		5,425,000	5,436,610
5.877% 3/1/19 (f)		5,295,000	5,308,767
TOTAL MUNICIPAL SECURITIES (Cost $40,855,478)			42,006,214
Foreign Government and Government Agency Obligations - 1.7%

Arab Republic of Egypt:
5.75% 4/29/20 (e)		1,275,000	1,188,938
6.875% 4/30/40 (e)		1,395,000	1,241,550
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,463,136	2,952,324
par 2.5% 12/31/38 (d)		3,210,000	1,332,150
0.4677% 8/3/12 (k)		7,487,500	7,184,528
7% 3/28/11		7,210,000	7,216,209
7% 9/12/13		10,045,000	10,047,232
7% 10/3/15		5,025,000	4,586,848
Aruba Government 6.4% 9/6/15 (e)		350,000	367,500
Bahamian Republic 6.95% 11/20/29 (e)		805,000	825,125
Barbados Government 7.25% 12/15/21 (e)		647,000	659,940
Belarus Republic 8.75% 8/3/15		1,955,000	1,921,765
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Bermuda Government 5.603% 7/20/20 (e)		$ 470,000	$ 491,150
Brazilian Federative Republic:
5.625% 1/7/41		1,135,000	1,112,300
5.875% 1/15/19		325,000	359,125
6% 9/15/13		200,007	209,507
7.125% 1/20/37		430,000	507,400
8.75% 2/4/25		545,000	733,025
10.125% 5/15/27		340,000	510,000
12.25% 3/6/30		455,000	800,800
Buenos Aires Province 11.75% 10/5/15 (e)		515,000	528,905
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,340,000	1,554,400
Chilean Republic 7.125% 1/11/12		3,045,000	3,203,340
Colombian Republic:
6.125% 1/18/41		1,200,000	1,218,000
7.375% 3/18/19		1,465,000	1,747,013
7.375% 9/18/37		2,130,000	2,524,050
10.375% 1/28/33		965,000	1,423,375
11.75% 2/25/20		950,000	1,425,000
Congo Republic 3% 6/30/29 (d)		1,562,750	922,023
Croatia Republic:
6.625% 7/14/20 (e)		855,000	880,650
6.75% 11/5/19 (e)		1,455,000	1,512,327
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (e)		1,260,000	1,363,950
8.25% 10/24/12 (e)		1,070,000	1,142,225
Dominican Republic:
1.2713% 8/30/24 (k)		1,350,000	1,198,125
7.5% 5/6/21 (e)		1,140,000	1,172,832
9.04% 1/23/18 (e)		967,284	1,073,686
Ecuador Republic 5% 2/28/25		218,000	159,140
El Salvador Republic:
7.375% 12/1/19 (e)		745,000	812,050
7.625% 2/1/41 (e)		525,000	517,125
7.65% 6/15/35 (Reg. S)		1,265,000	1,271,325
7.75% 1/24/23 (Reg. S)		1,070,000	1,187,700
8.25% 4/10/32 (Reg. S)		375,000	410,625
Gabonese Republic 8.2% 12/12/17 (e)		1,310,000	1,444,275
Georgia Republic 7.5% 4/15/13		2,470,000	2,581,150
Ghana Republic 8.5% 10/4/17 (e)		1,375,000	1,488,438
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		1,335,000	1,314,975
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Hungarian Republic:
4.75% 2/3/15		$ 880,000	$ 886,600
6.25% 1/29/20		2,250,000	2,306,250
Indonesian Republic:
5.875% 3/13/20 (e)		1,560,000	1,671,150
6.625% 2/17/37 (e)		1,000,000	1,065,000
6.875% 1/17/18 (e)		980,000	1,109,850
7.5% 1/15/16 (e)		485,000	563,813
7.75% 1/17/38 (e)		1,690,000	2,011,100
8.5% 10/12/35 (Reg. S)		1,360,000	1,754,400
11.625% 3/4/19 (e)		1,520,000	2,188,800
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,610,000	3,086,550
Ivory Coast 2.5% 12/31/32 (b)(d)		2,710,000	1,009,475
Jordanian Kingdom 3.875% 11/12/15		1,020,000	932,025
Lebanese Republic 4% 12/31/17		2,702,000	2,600,675
Lithuanian Republic:
5.125% 9/14/17 (e)		430,000	419,250
6.75% 1/15/15 (e)		1,905,000	2,047,875
7.375% 2/11/20 (e)		1,685,000	1,847,181
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		560,000	644,000
Peruvian Republic:
3% 3/7/27 (d)		435,000	374,100
5.625% 11/18/50		1,440,000	1,339,200
7.35% 7/21/25		950,000	1,147,125
8.75% 11/21/33		2,515,000	3,449,323
Philippine Republic:
6.375% 1/15/32		515,000	547,188
6.375% 10/23/34		760,000	801,800
6.5% 1/20/20		805,000	915,688
9.5% 2/2/30		260,000	369,850
9.5% 2/2/30		345,000	490,763
10.625% 3/16/25		520,000	785,200
Polish Government 3.875% 7/16/15		840,000	850,500
Provincia de Cordoba 12.375% 8/17/17 (e)		1,160,000	1,203,500
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,900,000	3,412,500
Republic of Nigeria 6.75% 1/28/21 (e)		1,605,000	1,574,906
Republic of Serbia 6.75% 11/1/24 (e)		6,869,334	6,869,334
Russian Federation:
3.625% 4/29/15 (e)		1,100,000	1,101,100
5% 4/29/20 (e)		1,900,000	1,896,200
7.5% 3/31/30 (Reg. S)		9,685,690	11,211,186
11% 7/24/18 (Reg. S)		335,000	470,675
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Russian Federation: - continued
12.75% 6/24/28 (Reg. S)		$ 1,800,000	$ 3,132,000
Turkish Republic:
5.625% 3/30/21		815,000	812,963
6% 1/14/41		350,000	318,063
6.75% 4/3/18		1,395,000	1,531,013
6.75% 5/30/40		805,000	807,013
6.875% 3/17/36		2,920,000	2,982,196
7% 9/26/16		1,360,000	1,518,168
7.25% 3/15/15		730,000	817,600
7.25% 3/5/38		1,400,000	1,491,000
7.375% 2/5/25		3,590,000	4,034,442
7.5% 7/14/17		1,285,000	1,468,113
7.5% 11/7/19		745,000	851,163
11.875% 1/15/30		860,000	1,395,866
Ukraine Cabinet of Ministers:
6.875% 3/4/11 (Reg. S)		4,605,000	4,605,527
7.65% 6/11/13 (e)		1,310,000	1,372,225
7.95% 2/23/21 (e)		325,000	326,219
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		840,000	867,300
Ukraine Government:
6.385% 6/26/12 (e)		1,535,000	1,579,515
6.75% 11/14/17 (e)		2,295,000	2,263,444
6.875% 9/23/15 (e)		880,000	894,300
7.75% 9/23/20 (e)		1,230,000	1,235,535
United Mexican States:
5.125% 1/15/20		820,000	860,180
5.625% 1/15/17		740,000	815,850
5.75% 10/12/10		964,000	863,937
6.05% 1/11/40		1,788,000	1,832,700
6.75% 9/27/34		720,000	806,400
7.5% 4/8/33		425,000	520,625
8.3% 8/15/31		420,000	558,600
Uruguay Republic:
6.875% 9/28/25		585,000	668,363
7.875% 1/15/33 pay-in-kind		1,570,000	1,891,850
8% 11/18/22		2,566,902	3,163,707
Venezuelan Republic:
1.3031% 4/20/11 (Reg. S) (k)		6,235,000	6,194,473
6% 12/9/20		860,000	494,500
7% 3/31/38		815,000	450,288
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Venezuelan Republic: - continued
8.5% 10/8/14		$ 960,000	$ 842,400
9% 5/7/23 (Reg. S)		3,100,000	2,069,250
9.25% 9/15/27		2,235,000	1,598,025
9.25% 5/7/28 (Reg. S)		1,000,000	665,000
9.375% 1/13/34		1,235,000	821,275
10.75% 9/19/13		830,000	819,625
12.75% 8/23/22		3,605,000	3,037,213
13.625% 8/15/18		2,328,000	2,234,880
Vietnamese Socialist Republic:
1.2997% 3/12/16 (k)		908,696	845,087
4% 3/12/28 (d)		3,195,000	2,619,900
6.75% 1/29/20 (e)		1,405,000	1,405,000
6.875% 1/15/16 (e)		1,230,000	1,291,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,660,759)			214,952,545
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	257,365
Eurasian Development Bank 7.375% 9/29/14 (e)		1,100,000	1,205,875
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,336,727)			1,463,240
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e) (Cost $15)	1,517	15
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	62,000	3,154,560
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	$ 1,372,966
TOTAL CONVERTIBLE PREFERRED STOCKS		4,527,526
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (e)	3,095	2,917,038
TOTAL PREFERRED STOCKS (Cost $7,078,136)		7,444,564
Floating Rate Loans - 0.4%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.198% 12/27/14 (k)	$ 3,386,575	3,276,511
Tranche C, term loan 2.1975% 12/27/15 (k)	2,127,197	2,047,427
		5,323,938
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan:
5.25% 12/22/16 (f)(k)	2,140,000	2,140,000
7% 12/22/16 (k)	1,241,888	1,260,516
		3,400,516
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	997,500
Las Vegas Sands LLC:
Tranche B, term loan 3.04% 11/23/16 (k)	2,442,186	2,426,922
Tranche I, term loan 3.04% 11/23/16 (k)	501,767	498,631
Six Flags, Inc. Tranche B, term loan 5.5% 6/30/16 (k)	1,295,000	1,314,425
		5,237,478
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9115% 1/29/16 (k)	1,971,432	1,801,396
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Newsday LLC term loan 10.5% 8/1/13	$ 3,505,000	$ 3,728,619
Univision Communications, Inc. term loan 4.5115% 3/31/17 (k)	3,390,902	3,306,130
		8,836,145
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B, term loan 4.75% 1/26/18 (k)	325,000	325,000
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	345,000	347,588
		672,588
TOTAL CONSUMER DISCRETIONARY		23,470,665
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (k)	605,000	609,538
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (k)	3,787,700	3,896,596
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (k)	155,000	155,581
		4,052,177
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.514% 4/30/14 (k)	4,150,312	4,067,305
US Airways Group, Inc. term loan 2.7615% 3/23/14 (k)	1,055,000	970,600
		5,037,905
Road & Rail - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (k)	636,764	641,540
TOTAL INDUSTRIALS		5,679,445
Floating Rate Loans - continued
	Principal Amount (c)	Value
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	$ 245,000	$ 248,063
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 3.0115% 9/24/14 (k)	3,690,000	3,487,050
TOTAL INFORMATION TECHNOLOGY		3,735,113
MATERIALS - 0.0%
Chemicals - 0.0%
Styron Corp. Tranche B, term loan 6% 8/2/17 (k)	420,000	423,675
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,106,300
TOTAL MATERIALS		2,529,975
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.764% 7/3/15 (k)	3,494,397	3,476,925
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (k)	2,425,000	2,340,125
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,270,000	2,284,188
		8,101,238
TOTAL FLOATING RATE LOANS (Cost $43,719,386)		48,178,151
Sovereign Loan Participations - 0.0%

Indonesian Republic:
loan participation:
- Citibank 1.25% 12/14/19 (k)	1,717,399	1,605,768
- Goldman Sachs 1.25% 12/14/19 (k)	975,000	911,625
1.25% 12/14/19 (k)	119,571	111,799
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,328,596)		2,629,192
Bank Notes - 0.0%
	Principal Amount (c)	Value
National City Bank, Cleveland 0.3959% 3/1/13 (k)	$ 1,237,000	$ 1,229,657
Wachovia Bank NA 6% 11/15/17	2,243,000	2,513,484
TOTAL BANK NOTES (Cost $3,597,465)		3,743,141
Fixed-Income Funds - 20.3%
	Shares
Fidelity Floating Rate Central Fund (l)	3,948,352	403,047,758
Fidelity Mortgage Backed Securities Central Fund (l)	21,301,705	2,230,288,539
TOTAL FIXED-INCOME FUNDS (Cost $2,498,982,203)		2,633,336,297
Preferred Securities - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (e)	$ 3,793,000	3,839,501
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (k)	1,312,000	1,184,749
MUFG Capital Finance 1 Ltd. 6.346% (k)	3,828,000	3,942,129
		5,126,878
TOTAL PREFERRED SECURITIES (Cost $6,979,410)		8,966,379
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $585,536,000)	$ 585,539,417	$ 585,536,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $12,710,865,049)		13,357,178,829
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(415,489,303)
NET ASSETS - 100%		12,941,689,526
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $480,000) (j)

	Sept. 2037	$ 2,691,612	$ (2,515,912)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $1,058,000) (j)	Sept. 2037	3,095,354	(2,893,299)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $651,000) (j)	Sept. 2037	1,884,129	(1,761,139)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $936,000) (j)	Sept. 2037	4,844,902	(4,528,642)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $347,750) (j)	Sept. 2037	1,749,548	(1,635,343)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)	August 2034	25,883	(14,355)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	25,312	(19,126)
TOTAL CREDIT DEFAULT SWAPS		$ 14,317,527	(13,368,558)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	2,450,620
TOTAL INTEREST RATE SWAPS		$ 214,317,527	$ (10,917,938)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,075,688,593 or 8.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,952,511.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $693,521 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.423% 8/1/19	2/17/11	$ 686,783
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$585,536,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 48,936,266
Bank of America NA	43,498,904
Barclays Capital, Inc.	24,223,452
Credit Agricole Securities (USA), Inc.	21,749,452
Deutsche Bank Securities, Inc.	24,956,539
Goldman, Sachs & Co.	5,437,363
HSBC Securities (USA), Inc.	65,248,355
ING Financial Markets LLC	40,236,486
J.P. Morgan Securities, Inc.	65,248,355
Merrill Lynch Government Securities, Inc.	19,574,507
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,028,772
Mizuho Securities USA, Inc.	119,621,984
RBC Capital Markets Corp.	5,437,363
Societe Generale, New York Branch	43,498,904
Wells Fargo Securities LLC	27,839,298
$ 585,536,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,184,744
Fidelity Floating Rate Central Fund	8,630,741
Fidelity Mortgage Backed Securities Central Fund	26,123,064
Total	$ 36,938,549
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ 175,194,123*	$ -	0.0%
Fidelity Floating Rate Central Fund	392,753,749	8,630,741	25,008,160	403,047,758	13.6%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	761,530,232	-	2,230,288,539	22.4%
Total	$ 2,056,140,835	$ 770,160,973	$ 200,202,283	$ 2,633,336,297
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,154,560	$ 3,154,560	$ -	$ -
Financials	2,917,053	-	2,917,038	15
Utilities	1,372,966	1,372,966	-	-
Corporate Bonds	3,151,652,528	-	3,150,241,758	1,410,770
U.S. Government and Government Agency Obligations	3,725,706,739	-	3,725,706,739	-
U.S. Government Agency - Mortgage Securities	$ 1,526,982,045	$ -	$ 1,526,982,045	$ -
Asset-Backed Securities	324,517,225	-	304,366,173	20,151,052
Collateralized Mortgage Obligations	238,865,433	-	237,601,239	1,264,194
Commercial Mortgage Securities	841,199,121	-	786,938,606	54,260,515
Municipal Securities	42,006,214	-	42,006,214	-
Foreign Government and Government Agency Obligations	214,952,545	-	213,842,298	1,110,247
Supranational Obligations	1,463,240	-	1,463,240	-
Floating Rate Loans	48,178,151	-	47,180,651	997,500
Sovereign Loan Participations	2,629,192	-	2,629,192	-
Bank Notes	3,743,141	-	3,743,141	-
Fixed-Income Funds	2,633,336,297	2,633,336,297	-	-
Preferred Securities	8,966,379	-	8,966,379	-
Cash Equivalents	585,536,000	-	585,536,000	-
Total Investments in Securities:	$ 13,357,178,829	$ 2,637,863,823	$ 10,640,120,713	$ 79,194,293
Derivative Instruments:
Assets
Swap Agreements	$ 2,450,620	$ -	$ 2,450,620	$ -
Liabilities
Swap Agreements	$ (13,368,558)	$ -	$ (13,348,690)	$ (19,868)
Total Derivative Instruments:	$ (10,917,938)	$ -	$ (10,898,070)	$ (19,868)
Other Financial Instruments:
Forward Commitments	$ (2,633,149)	$ -	$ (2,633,149)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	1,055,956
Total Unrealized Gain (Loss)	11,530,749
Cost of Purchases	12,551,238
Proceeds of Sales	(5,877,418)
Amortization/Accretion	884,173
Transfers in to Level 3	11,998,624
Transfers out of Level 3	(54,389,196)
Ending Balance	$ 79,194,293
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 10,654,959
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	2,151
Transfers in to Level 3	-
Transfers out of Level 3	16,179
Ending Balance	$ (19,868)
Realized gain (loss) on Swap Agreements for the period	$ 845
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 2,151

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (13,368,558)
Interest Rate Risk
Swap Agreements (a)	2,450,620	-
Total Value of Derivatives	$ 2,450,620	$ (13,368,558)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $585,536,000) - See accompanying schedule: Unaffiliated issuers (cost $10,211,882,846)	$ 10,723,842,532
Fidelity Central Funds (cost $2,498,982,203)	2,633,336,297
Total Investments (cost $12,710,865,049)		$ 13,357,178,829
Commitment to sell securities on a delayed delivery basis	(768,766,614)
Receivable for securities sold on a delayed delivery basis	766,133,465	(2,633,149)
Receivable for investments sold, regular delivery basis		197,971,546
Cash		1,501,442
Receivable for swap agreements		2,023
Receivable for fund shares sold		22,621,684
Dividends receivable		40,085
Interest receivable		78,895,273
Distributions receivable from Fidelity Central Funds		5,602,801
Unrealized appreciation on swap agreements		2,450,620
Other receivables		48,875
Total assets		13,663,680,029

Liabilities
Payable for investments purchased Regular delivery	$ 28,966,018
Delayed delivery	657,387,067
Payable for swap agreements	236,452
Payable for fund shares redeemed	15,209,649
Distributions payable	1,587,934
Unrealized depreciation on swap agreements	13,368,558
Accrued management fee	3,315,389
Distribution and service plan fees payable	290,241
Other affiliated payables	1,577,096
Other payables and accrued expenses	52,099
Total liabilities		721,990,503

Net Assets		$ 12,941,689,526
Net Assets consist of:
Paid in capital		$ 12,450,234,271
Undistributed net investment income		65,499,604
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(207,799,980)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		633,755,631
Net Assets		$ 12,941,689,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,163,936,919 ÷ 108,066,935 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($43,681,759 ÷ 4,060,106 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($10,211,165 ÷ 947,846 shares)A	$ 10.77

Class C: Net Asset Value and offering price per share ($74,776,166 ÷ 6,943,449 shares)A	$ 10.77

Total Bond: Net Asset Value, offering price and redemption price per share ($11,128,534,619 ÷ 1,033,402,924 shares)	$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($520,548,898 ÷ 48,400,263 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2011

Investment Income
Dividends		$ 616,201
Interest		240,341,919
Income from Fidelity Central Funds		36,938,549
Total income		277,896,669

Expenses
Management fee	$ 20,069,896
Transfer agent fees	7,291,311
Distribution and service plan fees	1,681,944
Fund wide operations fee	2,160,993
Independent trustees' compensation	24,481
Miscellaneous	23,279
Total expenses before reductions	31,251,904
Expense reductions	(2,026)	31,249,878
Net investment income (loss)		246,646,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,863,378
Fidelity Central Funds	23,270,782
Foreign currency transactions	(1,506)
Swap agreements	(650,446)
Total net realized gain (loss)		167,482,208
Change in net unrealized appreciation (depreciation) on: Investment securities	(242,416,745)
Assets and liabilities in foreign currencies	254
Swap agreements	1,113,625
Delayed delivery commitments	(2,512,611)
Total change in net unrealized appreciation (depreciation)		(243,815,477)
Net gain (loss)		(76,333,269)
Net increase (decrease) in net assets resulting from operations		$ 170,313,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 246,646,791	$ 543,147,424
Net realized gain (loss)	167,482,208	409,784,472
Change in net unrealized appreciation (depreciation)	(243,815,477)	507,776,768
Net increase (decrease) in net assets resulting from operations	170,313,522	1,460,708,664
Distributions to shareholders from net investment income	(256,313,887)	(513,099,556)
Distributions to shareholders from net realized gain	(244,515,506)	(40,443,047)
Total distributions	(500,829,393)	(553,542,603)
Share transactions - net increase (decrease)	384,856,820	9,934,978
Total increase (decrease) in net assets	54,340,949	917,101,039

Net Assets
Beginning of period	12,887,348,577	11,970,247,538
End of period (including undistributed net investment income of $65,499,604 and undistributed net investment income of $75,166,700, respectively)	$ 12,941,689,526	$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.191	.428	.494	.488	.508	.043	.476
Net realized and unrealized gain (loss)	(.060)	.778	.231	(.189)	(.141)	.105	(.294) H
Total from investment operations	.131	1.206	.725	.299	.367	.148	.182
Distributions from net investment income	(.200)	(.402)	(.447)	(.474)	(.470)	(.038)	(.432)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.411)	(.436)	(.515)	(.499)	(.487)	(.038)	(.472)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	1.21%	11.97%	7.79%	2.93%	3.57%	1.44%	1.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.85% A	.82%	.80%	.80%	.77%	.73%A	.79%
Expenses net of fee waivers, if any	.85%A	.82%	.80%	.80%	.77%	.73%A	.79%
Expenses net of all reductions	.85%A	.82%	.80%	.80%	.77%	.73%A	.79%
Net investment income (loss)	3.56%A	4.00%	5.17%	4.77%	4.93%	4.98%A	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,163,937	$ 805,816	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545
Portfolio turnover rate G	165%A,L	130%	104%L	122%	116%L	53%A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.195	.426	.488	.489	.508	.042	.466
Net realized and unrealized gain (loss)	(.062)	.778	.233	(.191)	(.143)	.105	(.296) H
Total from investment operations	.133	1.204	.721	.298	.365	.147	.170
Distributions from net investment income	(.202)	(.400)	(.443)	(.473)	(.468)	(.037)	(.420)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.413)	(.434)	(.511)	(.498)	(.485)	(.037)	(.460)
Net asset value, end of period	$ 10.76	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B,C,D	1.23%	11.97%	7.74%	2.92%	3.55%	1.43%	1.66%
Ratios to Average Net Assets F,J
Expenses before reductions	.82% A	.82%	.85%	.81%	.78%	.87% A	.91%
Expenses net of fee waivers, if any	.82% A	.82%	.85%	.81%	.78%	.87% A	.90%
Expenses net of all reductions	.82% A	.82%	.85%	.80%	.78%	.87% A	.90%
Net investment income (loss)	3.59% A	4.01%	5.12%	4.76%	4.92%	4.84% A	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,682	$ 71,349	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.155	.351	.423	.413	.432	.037	.399
Net realized and unrealized gain (loss)	(.071)	.787	.233	(.190)	(.145)	.104	(.296) H
Total from investment operations	.084	1.138	.656	.223	.287	.141	.103
Distributions from net investment income	(.163)	(.324)	(.378)	(.398)	(.390)	(.031)	(.353)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.374)	(.358)	(.446)	(.423)	(.407)	(.031)	(.393)
Net asset value, end of period	$ 10.77	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	.78%	11.26%	7.01%	2.17%	2.77%	1.38%	1.01%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.59%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Expenses net of all reductions	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Net investment income (loss)	2.87% A	3.29%	4.44%	4.03%	4.17%	4.22% A	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,211	$ 13,017	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.156	.354	.425	.413	.429	.036	.389
Net realized and unrealized gain (loss)	(.061)	.778	.232	(.189)	(.145)	.105	(.293) H
Total from investment operations	.095	1.132	.657	.224	.284	.141	.096
Distributions from net investment income	(.164)	(.328)	(.379)	(.399)	(.387)	(.031)	(.346)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.375)	(.362)	(.447)	(.424)	(.404)	(.031)	(.386)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	.88%	11.20%	7.02%	2.18%	2.75%	1.37%	.94%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of all reductions	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Net investment income (loss)	2.89% A	3.32%	4.45%	4.03%	4.15%	4.13% A	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,776	$ 91,439	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) D	.213	.466	.527	.524	.543	.046	.506
Net realized and unrealized gain (loss)	(.061)	.778	.232	(.189)	(.143)	.105	(.290) G
Total from investment operations	.152	1.244	.759	.335	.400	.151	.216
Distributions from net investment income	(.221)	(.440)	(.481)	(.510)	(.503)	(.041)	(.466)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.432)	(.474)	(.549)	(.535)	(.520)	(.041)	(.506)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C	1.41%	12.37%	8.17%	3.29%	3.89%	1.46%	2.11%
Ratios to Average Net Assets E,I
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Net investment income (loss)	3.95% A	4.37%	5.52%	5.12%	5.25%	5.26% A	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,128,535	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817
Portfolio turnover rate F	165% A,K	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Income from Investment Operations
Net investment income (loss) D	.208	.458	.518	.516	.527	.045	.493
Net realized and unrealized gain (loss)	(.060)	.788	.224	(.186)	(.134)	.105	(.294) G
Total from investment operations	.148	1.246	.742	.330	.393	.150	.199
Distributions from net investment income	(.217)	(.432)	(.474)	(.505)	(.496)	(.040)	(.459)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.428)	(.466)	(.542)	(.530)	(.513)	(.040)	(.499)
Net asset value, end of period	$ 10.76	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B,C	1.37%	12.41%	7.99%	3.24%	3.83%	1.46%	1.95%
Ratios to Average Net Assets E,I
Expenses before reductions	.54% A	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of fee waivers, if any	.54% A	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of all reductions	.54% A	.52%	.53%	.51%	.49%	.54% A	.56%
Net investment income (loss)	3.86% A	4.30%	5.45%	5.06%	5.21%	5.16% A	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520,549	$ 509,388	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933
Portfolio turnover rate F	165% A,K	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset back securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 624,076,015
Gross unrealized depreciation	(129,990,711)
Net unrealized appreciation (depreciation) on securities and other investments	$ 494,085,304

Tax cost	$ 12,863,093,525

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,510,854)	$ 1,450,705
Interest Rate Risk
Swap Agreements	860,408	(337,080)
Totals (a)	$ (650,446)	$ 1,113,625

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $14,317,527 representing .11% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and in-kind transactions aggregated $1,763,500,052 and $1,236,496,273, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,135,918	$ 10,008
Class T	-%	.25%	69,784	586
Class B	.65%	.25%	54,882	39,833
Class C	.75%	.25%	421,360	96,022
			$ 1,681,944	$ 146,449

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,088
Class T	4,104
Class B*	7,631
Class C*	6,813
$ 37,636

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bonds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,098,760.24
Class T	59,943.21
Class B	16,667.28
Class C	65,067.16
Total Bond	5,576,553.10
Institutional Class	474,321.19
	$ 7,291,311

* Annualized

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange In-Kind. During the period, the Fund redeemed in-kind 1,615,765 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $175,194,123 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $23,164,788 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,279 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $120,244.

Semiannual Report

Notes to Financial Statements - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $117 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,909.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011A	Year ended August 31, 2010 A
From net investment income
Class A	$ 16,651,786	$ 12,047,548
Class T	1,073,229	2,077,349
Class B	183,462	318,564
Class C	1,272,665	2,301,111
Total Bond	227,051,049	466,064,893
Class F	129,141	3,199,988
Institutional Class	9,952,555	27,090,103
Total	$ 256,313,887	$ 513,099,556
From net realized gain
Class A	$ 17,069,273	$ 414,764
Class T	1,197,404	166,992
Class B	247,157	32,729
Class C	1,677,647	224,151
Total Bond	214,891,467	37,012,590
Class F	-	328,077
Institutional Class	9,432,558	2,263,744
Total	$ 244,515,506	$ 40,443,047

A All Class F shares were redeemed on September 30, 2010.

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011 A	Year ended August 31, 2010 A	Six months ended February 28, 2011 A	Year ended August 31, 2010 A
Class A
Shares sold	41,486,248	81,938,740	$ 448,393,213	$ 881,456,370
Reinvestment of distributions	3,031,805	1,085,950	32,896,987	11,735,735
Shares redeemed	(9,353,527)	(20,631,216)	(101,335,201)	(224,850,719)
Net increase (decrease)	35,164,526	62,393,474	$ 379,954,999	$ 668,341,386
Class T
Shares sold	2,537,239	5,482,327	$ 27,652,511	$ 59,090,633
Reinvestment of distributions	183,026	193,214	1,984,020	2,057,888
Shares redeemed	(5,121,904)	(3,897,766)	(55,397,087)	(41,737,610)
Net increase (decrease)	(2,401,639)	1,777,775	$ (25,760,556)	$ 19,410,911
Class B
Shares sold	78,929	634,184	$ 866,634	$ 6,787,446
Reinvestment of distributions	32,996	24,969	358,727	266,359
Shares redeemed	(341,439)	(362,539)	(3,686,963)	(3,860,818)
Net increase (decrease)	(229,514)	296,614	$ (2,461,602)	$ 3,192,987
Class C
Shares sold	1,224,509	5,045,673	$ 13,308,731	$ 53,748,889
Reinvestment of distributions	241,937	208,443	2,628,722	2,222,830
Shares redeemed	(2,796,344)	(2,426,055)	(30,287,422)	(25,927,799)
Net increase (decrease)	(1,329,898)	2,828,061	$ (14,349,969)	$ 30,043,920
Total Bond
Shares sold	216,731,700	422,908,452	$ 2,357,311,024	$ 4,503,077,533
Reinvestment of distributions	38,720,003	45,440,114	420,495,949	483,982,145
Shares redeemed	(248,355,504)	(499,273,762)	(2,700,493,033)	(5,322,918,715)
Net increase (decrease)	7,096,199	(30,925,196)	$ 77,313,940	$ (335,859,037)
Class F
Shares sold	320,293	22,658,279	$ 3,532,515	$ 240,489,270
Reinvestment of distributions	11,655	330,686	129,141	3,528,064
Shares redeemed	(5,214,739)	(18,138,196)	(57,498,547)	(194,727,472)
Net increase (decrease)	(4,882,791)	4,850,769	$ (53,836,891)	$ 49,289,862

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2011A	Year ended August 31, 2010 A	Six months ended February 28, 2011A	Year ended August 31, 2010 A
Institutional Class
Shares sold	6,710,698	7,672,038	$ 72,954,628	$ 81,533,429
Reinvestment of distributions	1,758,572	2,731,098	19,072,225	29,005,332
Shares redeemed	(6,217,142)	(50,480,446)	(68,029,954)	(535,023,812)
Net increase (decrease)	2,252,128	(40,077,310)	$ 23,996,899	$ (424,485,051)

A All Class F shares were redeemed on September 30, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for the period.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-USAN-0411
1.804577.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Total Bond
Fund - Institutional Class

Semiannual Report

February 28, 2011

Institutional Class is a class of Fidelity® Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.85%
Actual		$ 1,000.00	$ 1,012.10	$ 4.24
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Class T	.82%
Actual		$ 1,000.00	$ 1,012.30	$ 4.09
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.54%
Actual		$ 1,000.00	$ 1,007.80	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.16	$ 7.70
Class C	1.52%
Actual		$ 1,000.00	$ 1,008.80	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Total Bond	.45%
Actual		$ 1,000.00	$ 1,014.10	$ 2.25
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,013.70	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 60.6%	U.S. Government and U.S. Government Agency Obligations†† 63.5%
AAA 7.4%	AAA 7.5%
AA 3.0%	AA 3.0%
A 6.7%	A 7.6%
BBB 11.2%	BBB 10.1%
BB and Below 11.5%	BB and Below 11.6%
Not Rated 0.8%	Not Rated 1.5%
Equities 0.2%	Equities 0.0%
Short-Term Investments and Net Other Assets† (1.4)%	Short-Term Investments and Net Other Assets† (4.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.7	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.6	4.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 24.6%		Corporate Bonds 25.6%
	U.S. Government and U.S. Government Agency Obligations 60.6%		U.S. Government and U.S. Government Agency Obligations†† 63.5%
	Asset-Backed Securities 2.5%		Asset-Backed Securities 2.4%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 8.2%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Stocks 0.2%		Stocks 0.0%
	Other Investments 4.9%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets† (1.4)%		Short-Term Investments and Net Other Assets† (4.8)%
* Foreign investments	6.2%	** Foreign investments	6.7%
* Futures and Swaps	1.4%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Corporate Bonds - 24.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 970,000	$ 1,059,822
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	272,700
Inland Real Estate Corp. 4.625% 11/15/26		233,000	233,000
			505,700
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,756,546
TOTAL CONVERTIBLE BONDS			4,322,068
Nonconvertible Bonds - 24.3%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.875% 3/1/17		1,965,000	2,043,600
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		6,978,000	7,160,328
5.875% 3/15/11		2,590,000	2,594,530
Dana Holding Corp.:
6.5% 2/15/19		575,000	582,188
6.75% 2/15/21		385,000	390,775
Tenneco, Inc.:
6.875% 12/15/20 (e)		1,505,000	1,561,438
7.75% 8/15/18		1,400,000	1,498,000
			15,830,859
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21		2,450,000	2,511,250
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(k)		2,935,000	3,140,450
Visant Corp. 10% 10/1/17		1,320,000	1,419,000
			4,559,450
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (e)		765,000	573,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (e)		$ 1,895,000	$ 1,985,013
11.5% 1/15/17 pay-in-kind (e)(k)		2,585,000	2,675,583
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,765,800
Host Marriott LP 6.375% 3/15/15		250,000	255,625
ITT Corp. 7.375% 11/15/15		250,000	280,000
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,194,863
MCE Finance Ltd. 10.25% 5/15/18		2,160,000	2,489,400
MGM Mirage, Inc.:
5.875% 2/27/14		1,050,000	1,010,625
6.625% 7/15/15		2,315,000	2,210,825
6.75% 4/1/13		585,000	592,313
7.5% 6/1/16		2,160,000	2,095,200
7.625% 1/15/17		2,520,000	2,438,100
MGM Resorts International 11.375% 3/1/18		1,490,000	1,691,150
NCL Corp. Ltd. 9.5% 11/15/18 (e)		1,125,000	1,217,813
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	495,225
11.875% 7/15/15		1,450,000	1,783,500
yankee:
7.25% 6/15/16		5,365,000	5,780,788
7.5% 10/15/27		3,070,000	3,039,300
Scientific Games Corp. 7.875% 6/15/16 (e)		1,670,000	1,745,150
Times Square Hotel Trust 8.528% 8/1/26 (e)		345,479	349,797
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,318,238
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15		1,210,000	1,321,925
10.875% 11/15/16		1,045,000	1,175,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		2,300,000	2,426,500
			42,912,108
Household Durables - 0.4%
Controladora Mabe SA CV 7.875% 10/28/19 (e)		775,000	848,625
Fortune Brands, Inc.:
5.375% 1/15/16		770,000	810,101
5.875% 1/15/36		13,297,000	11,757,646
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Fortune Brands, Inc.: - continued
6.375% 6/15/14		$ 10,434,000	$ 11,453,767
Jarden Corp. 6.125% 11/15/22		795,000	775,125
Lennar Corp.:
6.95% 6/1/18		1,155,000	1,149,225
12.25% 6/1/17		1,610,000	1,992,375
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		3,055,000	3,329,950
Standard Pacific Corp.:
8.375% 5/15/18		1,810,000	1,909,550
8.375% 5/15/18 (e)		2,740,000	2,890,700
8.375% 1/15/21 (e)		1,850,000	1,951,750
10.75% 9/15/16		2,370,000	2,796,600
Whirlpool Corp.:
6.125% 6/15/11		845,000	857,595
6.5% 6/15/16		471,000	525,042
			43,048,051
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7.25% 11/15/13		925,000	888,000
Media - 1.8%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,761,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	590,806
Belo Corp. 8% 11/15/16		1,665,000	1,821,011
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,540,800
8.625% 9/15/17		2,915,000	3,264,800
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)(k)		2,835,000	3,068,888
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		8,280,000	8,735,400
Checkout Holding Corp. 0% 11/15/15 (e)		800,000	514,000
Citadel Broadcasting Corp. 7.75% 12/15/18 (e)		2,275,000	2,439,938
Clear Channel Communications, Inc. 9% 3/1/21 (e)		1,790,000	1,823,563
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,503,847
5.15% 3/1/20		435,000	453,501
5.5% 3/15/11		382,000	382,610
5.7% 5/15/18		14,629,000	15,990,667
6.4% 3/1/40		4,490,000	4,671,499
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.45% 3/15/37		$ 2,196,000	$ 2,298,222
6.55% 7/1/39		9,000,000	9,540,648
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,770,126
CSC Holdings LLC:
8.5% 6/15/15		1,055,000	1,155,225
8.625% 2/15/19		860,000	995,450
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,389,650
5.05% 6/1/20		99,000	103,761
6.35% 6/1/40		6,392,000	6,725,285
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)		3,235,000	3,380,575
Insight Communications, Inc. 9.375% 7/15/18 (e)		3,750,000	4,134,375
Liberty Media Corp. 8.25% 2/1/30		245,000	237,650
NBC Universal, Inc.:
3.65% 4/30/15 (e)		3,514,000	3,591,512
5.15% 4/30/20 (e)		11,614,000	11,963,709
6.4% 4/30/40 (e)		18,278,000	19,096,014
Net Servicos de Comunicacao SA 7.5% 1/27/20		735,000	844,368
News America Holdings, Inc. 7.75% 12/1/45		170,000	204,830
News America, Inc.:
6.15% 3/1/37		2,970,000	3,008,649
6.15% 2/15/41 (e)		6,300,000	6,403,685
6.2% 12/15/34		5,330,000	5,496,408
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17		2,140,000	2,332,600
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (e)		4,130,000	4,460,400
11.5% 5/1/16		1,451,000	1,704,925
11.625% 2/1/14		1,515,000	1,783,913
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (e)		2,915,000	3,017,025
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,183,200
7.75% 3/15/16		2,485,000	2,578,188
QVC, Inc. 7.125% 4/15/17 (e)		1,330,000	1,416,450
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,215,674
5.85% 5/1/17		7,607,000	8,375,710
6.2% 7/1/13		2,898,000	3,199,366
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18		$ 13,763,000	$ 15,798,837
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,162,918
4.875% 3/15/20		664,000	681,412
5.875% 11/15/16		368,000	411,719
6.2% 3/15/40		10,492,000	10,689,806
6.5% 11/15/36		9,243,000	9,729,783
Univision Communications, Inc. 8.5% 5/15/21 (e)		3,775,000	3,916,563
Viacom, Inc.:
4.375% 9/15/14		282,000	301,608
6.125% 10/5/17		2,051,000	2,319,804
6.25% 4/30/16		5,600,000	6,425,171
6.75% 10/5/37		1,460,000	1,616,788
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,208,267
			235,433,099
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (e)		3,775,000	3,676,095
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,121,600
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		1,830,000	1,978,596
Staples, Inc. 7.375% 10/1/12		554,000	602,359
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		5,060,000	5,768,400
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		1,200,000	1,260,000
			11,730,955
TOTAL CONSUMER DISCRETIONARY			360,589,867
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,612,555
5.375% 11/15/14 (e)		1,207,000	1,333,676
7.75% 1/15/19 (e)		4,750,000	5,885,583
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,114,784
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	3,891,662
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc. 7.9% 11/1/18		$ 371,000	$ 470,327
The Coca-Cola Co. 3.15% 11/15/20		871,000	811,927
			22,352,264
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		190,000	151,525
7.75% 6/15/26		370,000	305,250
8% 5/1/31		1,225,000	992,250
BFF International Ltd. 7.25% 1/28/20 (e)		700,000	742,000
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)		1,140,000	1,185,600
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		1,930,000	1,944,475
CVS Caremark Corp. 6.302% 6/1/37 (k)		2,088,000	2,056,680
Rite Aid Corp. 9.375% 12/15/15		740,000	688,200
SUPERVALU, Inc. 8% 5/1/16		1,795,000	1,786,025
Tops Markets LLC 10.125% 10/15/15		2,550,000	2,741,250
			12,593,255
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)		9,457,000	10,627,748
Gruma SAB de CV 7.75%		730,000	731,825
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,300,859
5.625% 11/1/11		588,000	606,643
6.125% 2/1/18		10,623,000	11,936,800
6.5% 8/11/17		10,238,000	11,760,821
6.75% 2/19/14		540,000	613,116
			47,577,812
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18 (e)		1,340,000	1,453,900
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	384,088
9.7% 11/10/18		23,631,000	31,109,597
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,062,681
5.65% 5/16/18		7,161,000	8,048,842
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17		$ 3,719,000	$ 4,186,742
7.25% 6/15/37		5,744,000	6,094,315
			59,886,265
TOTAL CONSUMER STAPLES			143,863,496
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (e)		1,570,000	1,609,250
DCP Midstream LLC 5.35% 3/15/20 (e)		8,816,000	9,136,470
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	10,998,368
6.5% 4/1/20		738,000	814,100
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,230,000	3,294,600
Exterran Holdings, Inc. 7.25% 12/1/18 (e)		2,250,000	2,306,250
Noble Holding International Ltd. 3.45% 8/1/15		632,000	645,416
Precision Drilling Corp. 6.625% 11/15/20 (e)		1,890,000	1,960,875
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,309,569
5.15% 3/15/13		2,840,000	3,000,386
			36,075,284
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (e)		1,165,000	1,287,325
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	531,990
6.375% 9/15/17		9,608,000	10,709,019
Antero Resources Finance Corp. 9.375% 12/1/17		3,915,000	4,189,050
Apache Corp. 5.1% 9/1/40		8,822,000	8,188,774
BW Group Ltd. 6.625% 6/28/17 (e)		3,688,000	3,724,043
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,991,200
5.7% 5/15/17		16,295,000	18,206,306
Cenovus Energy, Inc. 4.5% 9/15/14		438,000	471,846
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,885,930
5.75% 2/1/19		2,930,000	3,319,248
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17 (e)		$ 2,320,000	$ 2,517,200
8.25% 4/1/20 (e)		1,545,000	1,701,509
Continental Resources, Inc. 7.125% 4/1/21		1,740,000	1,853,100
Denbury Resources, Inc. 6.375% 8/15/21		1,710,000	1,731,375
Drummond Co., Inc.:
7.375% 2/15/16		5,865,000	6,099,600
9% 10/15/14 (e)		2,555,000	2,721,075
DTEK Finance BV 9.5% 4/28/15 (e)		850,000	892,500
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,086,655
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,635,840
6.45% 11/3/36 (e)		1,801,000	1,834,724
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,270,541
EnCana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	4,004,635
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,332,788
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	535,620
5.65% 4/1/13		697,000	752,617
Frontier Oil Corp.:
6.875% 11/15/18		930,000	971,850
8.5% 9/15/16		1,950,000	2,115,750
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	5,082,792
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	255,131
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		850,000	872,313
7% 5/5/20 (e)		1,380,000	1,476,600
8.375% 7/2/13 (e)		1,420,000	1,563,420
9.125% 7/2/18 (e)		1,855,000	2,235,275
11.75% 1/23/15 (e)		1,860,000	2,315,700
LINN Energy LLC:
7.75% 2/1/21 (e)		1,950,000	2,067,000
8.625% 4/15/20 (e)		2,685,000	2,993,775
Marathon Petroleum Corp. 5.125% 3/1/21 (e)		6,178,000	6,261,743
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,549,088
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		10,834,000	11,786,049
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,605,671
6.85% 1/15/40 (e)		13,582,000	15,737,110
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Naftogaz of Ukraine NJSC 9.5% 9/30/14		$ 1,450,000	$ 1,576,875
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	1,984,875
Nexen, Inc.:
5.05% 11/20/13		7,469,000	7,965,363
5.2% 3/10/15		1,133,000	1,204,497
5.875% 3/10/35		240,000	218,344
6.2% 7/30/19		603,000	644,971
6.4% 5/15/37		13,102,000	12,538,745
NGPL PipeCo LLC 6.514% 12/15/12 (e)		9,044,000	9,749,061
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	437,500
8.125% 3/30/18		2,530,000	2,542,650
Pacific Rubiales Energy Corp. 8.75% 11/10/16		1,093,000	1,240,555
Pan American Energy LLC 7.875% 5/7/21 (e)		4,020,000	4,281,300
Pemex Project Funding Master Trust 6.625% 6/15/35		945,000	934,369
Petro-Canada:
6.05% 5/15/18		3,850,000	4,368,110
6.8% 5/15/38		8,950,000	10,045,274
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,292,391
5.75% 1/20/20		16,941,000	17,578,795
6.875% 1/20/40		7,392,000	7,539,840
7.875% 3/15/19		10,517,000	12,402,172
8.375% 12/10/18		420,000	509,261
Petrohawk Energy Corp.:
7.25% 8/15/18 (e)		2,400,000	2,478,000
7.25% 8/15/18		2,020,000	2,080,600
7.875% 6/1/15		1,485,000	1,574,100
10.5% 8/1/14		3,025,000	3,474,818
Petroleos de Venezuela SA:
4.9% 10/28/14		1,850,000	1,248,750
5.25% 4/12/17		1,610,000	929,775
5.375% 4/12/27		8,715,000	3,987,113
5.5% 4/12/37		1,120,000	495,600
8% 11/17/13 (e)		430,000	371,950
12.75% 2/17/22 (e)		2,280,000	1,732,800
Petroleos Mexicanos:
5.5% 1/21/21		500,000	501,250
6% 3/5/20		1,108,000	1,160,630
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.625% (e)		$ 1,775,000	$ 1,757,250
8% 5/3/19		420,000	502,530
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,001,458	1,016,480
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	4,961,888
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,033,338
4.25% 9/1/12		485,000	504,016
5% 2/1/21		3,410,000	3,417,618
6.125% 1/15/17		6,185,000	6,890,393
Plains Exploration & Production Co.:
7% 3/15/17		2,045,000	2,121,688
10% 3/1/16		1,340,000	1,514,200
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,878,600
11.75% 1/1/16		2,255,000	2,598,888
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (e)		2,607,500	2,822,619
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		4,773,000	4,934,136
5.5% 9/30/14 (e)		6,670,000	7,092,978
5.832% 9/30/16 (e)		1,494,435	1,591,573
6.332% 9/30/27 (e)		1,840,000	1,911,686
6.75% 9/30/19 (e)		4,366,000	4,890,736
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,645,287
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,101,138
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	384,869
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	326,012
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	12,690,408
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)		685,000	678,150
7.875% 10/15/18 (e)		2,205,000	2,309,738
TNK-BP Finance SA 7.5% 7/18/16		890,000	990,125
Venoco, Inc. 8.875% 2/15/19 (e)		1,745,000	1,769,081
XTO Energy, Inc.:
4.9% 2/1/14		267,000	292,700
5% 1/31/15		1,749,000	1,940,867
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,377,862
YPF SA 10% 11/2/28		750,000	870,000
			375,270,965
TOTAL ENERGY			411,346,249
FINANCIALS - 9.7%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,835,666
BlackRock, Inc. 6.25% 9/15/17		6,373,000	7,282,650
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		2,020,000	2,194,225
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	10,512,587
5.625% 1/15/17		3,200,000	3,390,918
5.95% 1/18/18		4,975,000	5,401,009
6% 6/15/20		2,000,000	2,142,840
6.15% 4/1/18		5,405,000	5,921,059
6.25% 2/1/41		8,605,000	8,756,964
6.75% 10/1/37		9,643,000	9,883,651
Janus Capital Group, Inc. 6.125% 9/15/11 (d)		3,067,000	3,118,277
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	18,397,076
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,750,354
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,130,924
7.125% 5/15/15		1,717,000	1,889,509
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		13,533,000	14,419,006
6.4% 8/28/17		7,843,000	8,617,951
6.875% 4/25/18		8,013,000	9,013,880
Morgan Stanley:
4% 7/24/15		16,533,000	16,934,074
4.75% 4/1/14		2,625,000	2,744,537
5.625% 9/23/19		12,714,000	13,051,697
5.95% 12/28/17		5,186,000	5,535,614
6% 5/13/14		17,110,000	18,721,334
6% 4/28/15		1,414,000	1,548,640
6.625% 4/1/18		16,118,000	17,816,595
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
7.3% 5/13/19		$ 8,304,000	$ 9,456,902
Nuveen Investments, Inc.:
5.5% 9/15/15		2,065,000	1,801,713
10.5% 11/15/15 (e)		925,000	952,750
UBS AG Stamford Branch 5.75% 4/25/18		5,006,000	5,440,451
			219,662,853
Commercial Banks - 1.9%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,144,000
Akbank T. A. S. 5.125% 7/22/15 (e)		590,000	587,050
Ally Financial, Inc.:
3.512% 2/11/14 (k)		3,690,000	3,699,225
4.5% 2/11/14		3,690,000	3,717,675
6.25% 12/1/17 (e)		2,735,000	2,830,725
7.5% 9/15/20 (e)		2,645,000	2,880,008
8% 3/15/20		2,700,000	3,037,500
Banco Bradesco SA 5.9% 1/16/21 (e)		620,000	611,320
Banco Cruzeiro do Sul SA 8.25% 1/20/16 (e)		520,000	512,200
Banco de Credito del Peru 5.375% 9/16/20 (e)		510,000	490,875
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (e)		500,000	490,000
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		520,000	522,600
Banco Votorantim SA 5.25% 2/11/16 (e)		280,000	283,500
BanColombia SA:
4.25% 1/12/16 (e)		515,000	505,988
6.125% 7/26/20		515,000	516,288
Bank of America NA:
5.3% 3/15/17		4,209,000	4,386,371
6.1% 6/15/17		382,000	410,127
BB&T Capital Trust IV 6.82% 6/12/77 (k)		2,330,000	2,369,822
BBVA Paraguay SA 9.75% 2/11/16 (e)		520,000	546,000
CIT Group, Inc.:
7% 5/1/13		276,542	282,072
7% 5/1/14		2,709,117	2,759,913
7% 5/1/15		3,689,117	3,735,231
7% 5/1/16		2,651,861	2,671,750
7% 5/1/17		7,049,604	7,102,476
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,922,536
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (e)(k)		$ 4,686,000	$ 4,598,138
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		495,000	508,613
Development Bank of Philippines 8.375% (k)		1,655,000	1,820,500
Discover Bank 8.7% 11/18/19		12,480,000	15,005,053
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,550,000	5,633,250
Export-Import Bank of Korea:
5.25% 2/10/14 (e)		565,000	601,742
5.5% 10/17/12		2,813,000	2,969,870
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	5,977,729
4.5% 6/1/18		798,000	778,297
8.25% 3/1/38		4,667,000	5,624,771
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,392,411
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,016,000	5,865,600
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	5,764,924
HSBK (Europe) BV:
7.25% 5/3/17 (e)		510,000	524,025
9.25% 10/16/13 (e)		2,095,000	2,299,263
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,120,850
Itau Unibanco Holding SA 5.75% 1/22/21 (e)		530,000	517,413
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,468,600
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (e)		510,000	507,450
Kazkommerts International BV 8.5% 4/16/13 (e)		545,000	550,450
KeyBank NA:
5.45% 3/3/16		3,939,000	4,235,150
5.8% 7/1/14		9,490,000	10,379,213
6.95% 2/1/28		1,977,000	2,114,117
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (k)		720,797	719,464
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,743,817
5% 1/17/17		7,056,000	7,354,264
5.25% 9/4/12		3,162,000	3,312,824
PNC Funding Corp. 3.625% 2/8/15		2,779,000	2,876,985
Regions Bank:
6.45% 6/26/37		10,658,000	9,765,925
7.5% 5/15/18		8,822,000	9,351,320
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
0.4728% 6/26/12 (k)		$ 338,000	$ 321,752
4.875% 4/26/13		1,135,000	1,140,810
5.75% 6/15/15		2,005,000	2,005,000
7.75% 11/10/14		6,404,000	6,836,270
RSHB Capital SA 9% 6/11/14 (e)		405,000	462,753
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		350,000	301,000
The State Export-Import Bank of Ukraine JSC 5.793% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		1,335,000	1,214,850
Trade & Development Bank of Mong LLC 8.5% 10/25/13		555,000	568,875
Turkiye Is Bankasi AS 5.1% 2/1/16 (e)		510,000	504,900
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(k)		2,162,000	2,070,807
Union Planters Corp. 7.75% 3/1/11		484,000	484,000
UnionBanCal Corp. 5.25% 12/16/13		826,000	888,989
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		750,000	828,750
Wachovia Bank NA:
4.8% 11/1/14		372,000	395,606
4.875% 2/1/15		1,756,000	1,876,941
6.6% 1/15/38		9,000,000	10,163,466
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,618,662
5.75% 6/15/17		2,933,000	3,270,732
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,560,240
3.75% 10/1/14		4,016,000	4,229,438
			248,141,121
Consumer Finance - 1.0%
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,389,626
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,238,879
10.25% 7/15/19		11,672,000	15,112,369
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
8% 6/1/14		$ 1,065,000	$ 1,184,813
8% 12/15/16		2,730,000	3,092,468
12% 5/15/15		3,440,000	4,351,600
General Electric Capital Corp.:
2.25% 11/9/15		314,000	304,353
4.625% 1/7/21		8,600,000	8,546,216
5.625% 9/15/17		5,858,000	6,415,418
5.625% 5/1/18		25,000,000	27,187,000
5.875% 1/14/38		14,000,000	14,045,948
6.375% 11/15/67 (k)		9,000,000	9,213,750
GMAC LLC 8% 12/31/18		975,000	1,077,375
Household Finance Corp. 6.375% 10/15/11		2,320,000	2,400,388
HSBC Finance Corp. 5.9% 6/19/12		578,000	610,395
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,302,250
SLM Corp.:
0.5016% 3/15/11 (k)		112,000	111,858
0.5331% 10/25/11 (k)		12,343,000	12,242,244
			125,826,950
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17		26,090,000	27,892,845
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	548,100
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	10,986,793
3.625% 5/8/14		711,000	742,966
4.5% 10/1/20		650,000	652,812
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,835,000	3,061,800
Capital One Capital V 10.25% 8/15/39		5,267,000	5,721,279
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19		3,335,000	3,385,025
7% 1/15/19 (e)		725,000	735,875
7.25% 10/30/17		3,055,000	3,223,025
7.875% 4/30/18		865,000	923,388
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)		2,230,000	2,374,950
Citigroup, Inc.:
4.75% 5/19/15		32,881,000	34,720,100
5.5% 4/11/13		13,549,000	14,524,528
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18		$ 16,051,000	$ 17,598,846
6.5% 8/19/13		13,174,000	14,519,461
City of Buenos Aires 12.5% 4/6/15 (e)		2,625,000	2,874,375
Fibria Overseas Finance Ltd. 6.75% 3/3/21		520,000	515,356
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		4,100,000	4,264,000
8% 1/15/18		6,150,000	6,396,000
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	1,087,500
JPMorgan Chase & Co.:
3.4% 6/24/15		642,000	650,906
4.25% 10/15/20		10,500,000	10,116,656
4.95% 3/25/20		17,148,000	17,638,450
LBI Escrow Corp. 8% 11/1/17 (e)		2,745,000	3,094,988
Myriad International Holding BV 6.375% 7/28/17 (e)		855,000	889,200
Nexeo Solutions LLC/Finance Corp. 8.375% 3/1/18 (e)(f)		225,000	229,500
NSG Holdings II, LLC 7.75% 12/15/25 (e)		9,115,000	8,841,550
Offshore Group Investment Ltd. 11.5% 8/1/15 (e)		3,155,000	3,502,050
ORIX Corp. 5.48% 11/22/11		385,000	396,171
PHH Corp. 9.25% 3/1/16 (e)		1,610,000	1,746,850
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		1,359,000	1,334,106
5.5% 1/15/14 (e)		867,000	909,327
5.7% 4/15/17 (e)		2,115,000	2,171,555
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		815,000	860,844
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	309,770
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (d)		565,000	577,713
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,604,867
5.15% 3/15/20		3,761,000	3,893,304
TMK Capital SA 10% 7/29/11		1,700,000	1,747,600
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (e)		2,310,000	2,682,372
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,570,162
UPC Germany GmbH 8.125% 12/1/17 (e)		1,950,000	2,091,375
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		2,270,000	2,241,625
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (e)		605,000	598,950
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		$ 5,435,266	$ 6,167,328
YCC Holdings LLC/Yankee Finance, Inc. 10.25% 2/15/16 (e)		930,000	955,575
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(k)		5,755,000	5,870,100
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,666,341
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(k)		3,125,000	3,117,188
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,160,000	1,232,500
			249,457,947
Insurance - 1.3%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,530,374
6.2% 5/16/14		6,893,000	7,764,317
Aon Corp.:
3.5% 9/30/15		4,451,000	4,467,865
5% 9/30/20		4,928,000	5,028,167
6.25% 9/30/40		3,160,000	3,272,199
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,527,328
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	601,995
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,905,475
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	202,264
Liberty Mutual Group, Inc. 6.5% 3/15/35 (e)		741,000	683,066
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)		4,045,000	5,444,497
MetLife, Inc.:
2.375% 2/6/14		6,865,000	6,955,762
4.75% 2/8/21		4,032,000	4,131,373
5% 6/15/15		1,163,000	1,258,007
5.875% 2/6/41		3,113,000	3,209,640
6.125% 12/1/11		990,000	1,031,206
6.75% 6/1/16		7,610,000	8,782,502
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)		559,000	598,560
5.125% 6/10/14 (e)		6,751,000	7,330,182
Monumental Global Funding II 5.65% 7/14/11 (e)		2,060,000	2,086,380
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,922,848
New York Life Insurance Co. 6.75% 11/15/39 (e)		3,590,000	4,178,275
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		$ 5,682,000	$ 6,142,367
Pacific Life Global Funding 5.15% 4/15/13 (e)		12,118,000	12,891,031
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,477,078
Pacific LifeCorp 6% 2/10/20 (e)		6,323,000	6,674,850
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,353,375
4.75% 9/17/15		11,000,000	11,780,648
5.15% 1/15/13		2,966,000	3,149,453
7.375% 6/15/19		3,230,000	3,837,702
8.875% 6/15/38 (k)		1,915,000	2,230,975
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(k)		320,000	299,428
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,664,157
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,522,343
Unum Group:
5.625% 9/15/20		5,753,000	5,844,910
7.125% 9/30/16		587,000	665,201
			165,445,800
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	391,025
5.5% 1/15/12		2,071,000	2,147,818
BRE Properties, Inc. 5.5% 3/15/17		661,000	711,288
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,365,091
5.875% 11/30/12		670,000	712,963
Developers Diversified Realty Corp.:
5.25% 4/15/11		3,969,000	3,984,678
5.375% 10/15/12		3,524,000	3,649,468
7.5% 4/1/17		5,574,000	6,374,142
7.875% 9/1/20		323,000	377,950
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,147,349
5.875% 8/15/12		1,017,000	1,068,838
Equity One, Inc.:
6% 9/15/17		890,000	914,155
6.25% 12/15/14		6,140,000	6,586,894
6.25% 1/15/17		494,000	516,512
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13		$ 441,000	$ 475,586
5.9% 4/1/20		2,504,000	2,750,341
6% 7/15/12		3,658,000	3,873,614
6.2% 1/15/17		620,000	690,884
HMB Capital Trust V 3.9016% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	944,697
6.25% 6/15/17		1,232,000	1,288,851
6.65% 1/15/18		867,000	924,427
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (e)		1,260,000	1,275,750
7% 1/15/16		3,060,000	3,155,625
Senior Housing Properties Trust:
6.75% 4/15/20		1,575,000	1,682,187
8.625% 1/15/12		250,000	261,891
UDR, Inc. 5.5% 4/1/14		5,222,000	5,529,245
Washington (REIT):
5.25% 1/15/14		322,000	339,535
5.95% 6/15/11		4,601,000	4,654,915
			60,795,719
Real Estate Management & Development - 1.2%
AMB Property LP 5.9% 8/15/13		2,580,000	2,739,715
Arden Realty LP 5.2% 9/1/11		1,670,000	1,707,241
BioMed Realty LP 6.125% 4/15/20		3,429,000	3,584,956
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,347,152
5.75% 4/1/12		2,972,000	3,061,719
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,945,000	2,008,213
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,977,360
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,029,458
Digital Realty Trust LP 4.5% 7/15/15		4,981,000	5,133,274
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,936,240
5.625% 8/15/11		4,450,000	4,521,200
5.95% 2/15/17		1,109,000	1,188,093
6.25% 5/15/13		14,494,000	15,699,556
6.5% 1/15/18		3,795,000	4,186,595
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.75% 3/15/20		$ 10,379,000	$ 11,593,623
8.25% 8/15/19		75,000	90,366
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,829,075
5.25% 9/15/14		1,310,000	1,435,231
5.375% 8/1/16		2,768,000	3,041,415
5.5% 10/1/12		3,690,000	3,931,551
5.75% 6/15/17		11,387,000	12,533,375
Forest City Enterprises, Inc.:
6.5% 2/1/17		250,000	230,000
7.625% 6/1/15		100,000	97,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	655,872
Host Hotels & Resorts LP 6% 11/1/20		1,075,000	1,077,688
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,498,464
5.125% 3/2/15		1,405,000	1,486,243
5.5% 12/15/16		1,891,000	2,048,628
6.625% 10/1/17		4,835,000	5,549,246
Mack-Cali Realty LP 7.75% 8/15/19		700,000	840,957
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,081,993
Realogy Corp. 7.875% 2/15/19 (e)		1,340,000	1,343,350
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,838,899
Regency Centers LP:
4.95% 4/15/14		611,000	638,494
5.25% 8/1/15		2,133,000	2,278,790
5.875% 6/15/17		1,089,000	1,181,338
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,854,716
Tanger Properties LP:
6.125% 6/1/20		5,694,000	6,158,659
6.15% 11/15/15		1,777,000	1,917,212
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,455,000	2,669,813
Ventas Realty LP:
6.5% 6/1/16		105,000	108,938
6.5% 6/1/16		450,000	466,875
6.75% 4/1/17		250,000	264,375
			157,862,958
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
5.65% 5/1/18		$ 13,510,000	$ 14,276,206
6.5% 8/1/16		9,000,000	10,100,970
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,686,529
Wrightwood Capital LLC 10.5% 6/1/14 (b)(e)		100,000	30,000
			33,093,705
TOTAL FINANCIALS			1,260,287,053
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15		613,000	594,428
Health Care Providers & Services - 0.5%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,813,627
6.3% 8/15/14		3,618,000	3,865,135
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,188,850
6.625% 11/1/20		1,020,000	1,032,750
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,504,601
6.25% 6/15/14		2,629,000	2,934,858
HCA Holdings, Inc. 7.75% 5/15/21 (e)		2,420,000	2,544,025
HCA, Inc.:
9.125% 11/15/14		3,905,000	4,100,250
9.25% 11/15/16		4,905,000	5,309,663
9.625% 11/15/16 pay-in-kind (k)		11,255,066	12,211,747
HealthSouth Corp.:
7.25% 10/1/18		1,695,000	1,750,088
7.75% 9/15/22		905,000	941,200
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,166,573
4.125% 9/15/20		7,486,000	7,281,520
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)		190,000	200,925
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	168,510
UnitedHealth Group, Inc. 3.875% 10/15/20		645,000	620,129
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		$ 5,155,000	$ 5,296,763
8% 2/1/18 (e)		2,330,000	2,394,075
Vanguard Health Systems, Inc. 0% 2/1/16 (e)		1,740,000	1,117,950
WellPoint, Inc. 4.35% 8/15/20		653,000	651,484
			64,094,723
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14		4,115,000	4,505,925
Pharmaceuticals - 0.2%
Giant Funding Corp. 8.25% 2/1/18 (e)		1,210,000	1,246,300
Mylan, Inc.:
6% 11/15/18 (e)		2,480,000	2,544,976
7.625% 7/15/17 (e)		1,115,000	1,184,688
7.875% 7/15/20 (e)		375,000	419,063
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,140,125
Roche Holdings, Inc. 5% 3/1/14 (e)		5,943,000	6,503,817
Valeant Pharmaceuticals International:
6.75% 8/15/21 (e)		1,010,000	1,016,313
6.875% 12/1/18 (e)		2,745,000	2,841,075
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	777,562
			19,673,919
TOTAL HEALTH CARE			88,868,995
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 6.875% 9/15/20		1,695,000	1,750,088
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		572,000	609,997
6.375% 6/1/19 (e)		8,071,000	9,003,007
6.4% 12/15/11 (e)		818,000	854,241
BE Aerospace, Inc.:
6.875% 10/1/20		1,120,000	1,164,800
8.5% 7/1/18		3,470,000	3,834,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. 7% 8/1/20		$ 1,105,000	$ 1,157,488
TransDigm, Inc. 7.75% 12/15/18 (e)		2,775,000	2,990,063
			21,364,034
Airlines - 0.3%
Air Canada 9.25% 8/1/15 (e)		4,265,000	4,579,331
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12		63,163	63,384
8.608% 10/1/12		960,000	960,000
AMR Corp. 9% 8/1/12		485,000	497,125
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		368,865	390,997
6.648% 3/15/19		3,517,760	3,669,024
6.75% 9/15/15 (e)		3,405,000	3,507,150
6.82% 5/1/18		221,731	234,592
6.9% 7/2/19		955,751	1,017,875
Continental Airlines, Inc. 9.25% 5/10/17		2,906,574	3,080,969
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,511,213
6.75% 11/23/15		1,515,000	1,484,700
6.821% 8/10/22		326,517	345,292
8.021% 8/10/22		1,542,744	1,616,796
8.954% 8/10/14		2,078,321	2,183,276
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		824,124	815,883
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,061,184	2,017,899
8.36% 7/20/20		1,546,419	1,571,935
United Air Lines, Inc.:
9.875% 8/1/13 (e)		707,000	765,328
12% 11/1/13 (e)		995,000	1,101,963
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		821,188	800,659
9.75% 1/15/17		2,214,844	2,560,803
12% 1/15/16 (e)		783,014	887,702
			35,663,896
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (e)		2,550,000	2,613,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.8044% 2/1/15 (k)		$ 5,440,000	$ 5,406,000
8.5% 2/1/15		1,775,000	1,854,875
Covanta Holding Corp. 7.25% 12/1/20		1,190,000	1,249,515
International Lease Finance Corp.:
5.625% 9/20/13		380,000	388,075
6.5% 9/1/14 (e)		1,620,000	1,737,450
6.75% 9/1/16 (e)		1,620,000	1,741,500
8.625% 9/15/15 (e)		2,745,000	3,067,538
8.75% 3/15/17 (e)		3,990,000	4,498,725
8.875% 9/1/17		4,870,000	5,515,275
			25,458,953
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		2,535,000	2,725,125
Odebrecht Finance Ltd. 7% 4/21/20 (e)		460,000	495,650
			3,220,775
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,422,399
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18		2,230,000	2,475,300
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (e)		680,000	700,400
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (e)		1,030,000	1,030,000
8.875% 11/1/17		1,970,000	2,117,750
SCF Capital Ltd. 5.375% 10/27/17 (e)		480,000	467,400
			4,315,550
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20 (e)		2,515,000	2,533,863
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		2,187,000	2,249,767
7.75% 5/15/16		3,025,000	3,153,563
Georgian Railway Ltd. 9.875% 7/22/15		475,000	510,625
Hertz Corp.:
6.75% 4/15/19 (e)		1,315,000	1,338,013
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
7.5% 10/15/18 (e)		$ 6,035,000	$ 6,351,838
8.875% 1/1/14		2,225,000	2,283,406
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (e)		515,000	526,588
12.5% 4/1/16		1,235,000	1,512,875
Swift Services Holdings, Inc. 10% 11/15/18 (e)		1,915,000	2,096,925
			20,023,600
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		1,575,000	1,752,188
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		803,000	859,210
TOTAL INDUSTRIALS			139,703,518
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope, Inc. 8.25% 1/15/19 (e)		1,310,000	1,363,972
Lucent Technologies, Inc.:
6.45% 3/15/29		4,520,000	3,932,400
6.5% 1/15/28		1,240,000	1,078,800
			6,375,172
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
5.625% 12/15/20		710,000	697,575
7.75% 7/15/16		2,915,000	3,301,238
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,213,879
6% 10/1/12		4,835,000	5,174,664
6.55% 10/1/17		1,383,000	1,593,519
			14,980,875
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,738,725
Terremark Worldwide, Inc.:
9.5% 11/15/13 (e)		990,000	1,029,600
12% 6/15/17		3,745,000	4,643,800
			8,412,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		$ 800,000	$ 882,000
7.875% 7/15/20		1,070,000	1,187,700
First Data Corp.:
8.25% 1/15/21 (e)		925,000	920,375
9.875% 9/24/15		925,000	929,625
11.25% 3/31/16		925,000	892,625
12.625% 1/15/21 (e)		555,000	581,363
SunGard Data Systems, Inc.:
7.375% 11/15/18 (e)		1,095,000	1,127,850
7.625% 11/15/20 (e)		1,095,000	1,131,902
10.25% 8/15/15		3,795,000	3,998,981
			11,652,421
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		6,230,000	6,339,025
Xerox Corp.:
4.25% 2/15/15		368,000	387,353
5.5% 5/15/12		1,998,000	2,099,079
			8,825,457
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		3,190,000	3,349,500
Amkor Technology, Inc. 7.375% 5/1/18		2,060,000	2,157,850
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (k)		1,966,560	2,050,139
10.125% 12/15/16		2,850,000	3,070,875
Spansion LLC 7.875% 11/15/17 (e)		3,465,000	3,525,638
STATS ChipPAC Ltd. 7.5% 8/12/15 (e)		550,000	599,500
Viasystems, Inc. 12% 1/15/15 (e)		1,590,000	1,800,675
			16,554,177
TOTAL INFORMATION TECHNOLOGY			66,800,227
MATERIALS - 1.0%
Chemicals - 0.5%
Braskem Finance Ltd. 7% 5/7/20 (e)		860,000	894,400
Celanese US Holdings LLC 6.625% 10/15/18 (e)		1,935,000	2,026,913
Dow Chemical Co.:
4.85% 8/15/12		11,805,000	12,429,673
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
7.6% 5/15/14		$ 16,974,000	$ 19,711,244
Huntsman International LLC:
5.5% 6/30/16		3,195,000	3,163,050
8.625% 3/15/20		1,700,000	1,887,000
8.625% 3/15/21 (e)		2,535,000	2,813,850
Ineos Finance PLC 9% 5/15/15 (e)		1,715,000	1,882,213
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (e)		1,470,000	1,503,075
7% 10/1/18 (e)		1,865,000	1,920,950
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,538,363
Nalco Co. 6.625% 1/15/19 (e)		1,530,000	1,591,200
NOVA Chemicals Corp.:
3.5678% 11/15/13 (k)		2,720,000	2,706,400
6.5% 1/15/12		2,290,000	2,358,700
8.375% 11/1/16		2,825,000	3,086,313
8.625% 11/1/19		1,935,000	2,143,013
			64,656,357
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,463,151
Metals & Mining - 0.5%
Aleris International, Inc. 7.625% 2/15/18 (e)		850,000	860,625
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		460,000	519,248
7.75% 11/3/20 (e)		700,000	742,000
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	8,213,312
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,898,570
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,068,131
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)		2,002,000	2,154,406
CSN Islands XII Corp. 7% (Reg. S)		1,230,000	1,202,325
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	3,781,800
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		2,990,000	2,990,000
Evraz Group SA:
8.25% 11/10/15 (e)		505,000	550,450
8.875% 4/24/13 (e)		1,665,000	1,812,769
FMG Resources (August 2006) Pty Ltd.:
6.875% 2/1/18 (e)		2,000,000	2,045,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (e)		$ 875,000	$ 905,625
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		530,000	532,650
McJunkin Red Man Corp. 9.5% 12/15/16 (e)		5,660,000	5,603,400
Metinvest BV 10.25% 5/20/15 (e)		810,000	888,975
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)		830,000	896,400
Severstal Columbus LLC 10.25% 2/15/18		3,790,000	3,790,000
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,743,489
Steel Dynamics, Inc. 6.75% 4/1/15		2,240,000	2,296,000
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,780,750
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,350,100
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,290,507
			56,916,532
Paper & Forest Products - 0.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,281,500
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14		2,880,000	3,175,200
			4,456,700
TOTAL MATERIALS			128,492,740
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.1%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,374,600
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,595,540
5.35% 9/1/40 (e)		10,000,000	9,169,160
6.3% 1/15/38		10,671,000	11,078,568
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	902,896
CenturyLink, Inc. 7.6% 9/15/39		7,560,000	7,979,988
Citizens Communications Co.:
7.875% 1/15/27		925,000	897,250
9% 8/15/31		2,260,000	2,378,650
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,714,950
8.125% 10/1/18		2,340,000	2,597,400
8.25% 4/15/17		2,270,000	2,519,700
Global Crossing Ltd. 9% 11/15/19 (e)		1,820,000	1,806,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		$ 485,000	$ 532,288
Intelsat Bermuda Ltd.:
11.25% 2/4/17		1,215,000	1,342,575
11.5% 2/4/17 pay-in-kind (k)		7,388,205	8,186,336
Intelsat Ltd.:
6.5% 11/1/13		1,605,000	1,705,313
11.25% 6/15/16		1,635,000	1,745,363
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	13,775,606
Telecom Italia Capital SA:
4.95% 9/30/14		4,001,000	4,111,024
5.25% 10/1/15		1,177,000	1,196,894
6.999% 6/4/18		1,793,000	1,924,294
7.175% 6/18/19		521,000	564,074
7.2% 7/18/36		12,733,000	12,440,332
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	10,472,725
5.462% 2/16/21		6,967,000	7,070,446
6.421% 6/20/16		1,162,000	1,290,153
Telemar Norte Leste SA 5.5% 10/23/20 (e)		530,000	512,139
U.S. West Communications 7.5% 6/15/23		3,760,000	3,741,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,754,392
6.25% 4/1/37		2,348,000	2,440,267
6.9% 4/15/38		6,295,000	7,139,972
Verizon New England, Inc. 6.5% 9/15/11		1,111,000	1,145,909
Verizon New York, Inc. 6.875% 4/1/12		3,309,000	3,509,889
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		1,155,000	1,192,538
11.75% 7/15/17 (e)		4,535,000	5,192,575
			148,001,356
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 3.625% 3/30/15		731,000	751,701
Cleveland Unlimited, Inc. 14.5% 12/15/49 (e)(k)		1,260,000	1,071,000
Digicel Group Ltd.:
8.25% 9/1/17 (e)		2,595,000	2,724,750
8.875% 1/15/15 (e)		4,030,000	4,196,439
9.125% 1/15/15 pay-in-kind (e)(k)		3,070,000	3,204,466
12% 4/1/14 (e)		3,545,000	4,147,650
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		$ 10,517,000	$ 11,312,885
5.875% 10/1/19		11,944,000	12,944,155
6.35% 3/15/40		3,541,000	3,611,530
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		2,770,000	2,922,350
11.5% 6/15/16		7,175,000	7,659,313
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)		550,000	563,750
8.875% 1/15/15		6,110,000	6,293,300
MetroPCS Wireless, Inc. 7.875% 9/1/18		2,925,000	3,071,250
MTS International Funding Ltd. 8.625% 6/22/20 (e)		1,055,000	1,180,281
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,577,725
6.875% 10/31/13		9,105,000	9,178,978
7.375% 8/1/15		4,995,000	5,007,488
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,971,238
10% 8/15/16		3,185,000	3,607,013
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)		1,880,000	1,811,850
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,880,900
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,700,713
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		1,370,000	1,428,225
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		1,645,000	1,780,713
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		400,000	413,000
Vodafone Group PLC:
5% 12/16/13		2,864,000	3,112,859
5.5% 6/15/11		2,760,000	2,799,672
			112,925,194
TOTAL TELECOMMUNICATION SERVICES			260,926,550
UTILITIES - 2.2%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20		5,927,000	5,590,210
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,461,727
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
AmerenUE 6.4% 6/15/17		$ 2,491,000	$ 2,822,589
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,114,776
Commonwealth Edison Co.:
1.625% 1/15/14		5,976,000	5,961,144
5.4% 12/15/11		2,948,000	3,057,465
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)		16,215,000	16,777,790
Edison International 3.75% 9/15/17		6,674,000	6,623,137
EDP Finance BV:
4.9% 10/1/19 (e)		6,700,000	6,098,601
6% 2/2/18 (e)		6,852,000	6,731,001
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		470,000	493,500
Enel Finance International SA 5.7% 1/15/13 (e)		206,000	218,766
FirstEnergy Corp. 7.375% 11/15/31		10,693,000	11,656,664
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,558,379
6.05% 8/15/21		7,889,000	8,250,545
Intergen NV 9% 6/30/17 (e)		5,270,000	5,691,600
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)		4,440,000	4,817,400
Kentucky Utilities Co.:
3.25% 11/1/20 (e)		785,000	734,693
5.125% 11/1/40 (e)		5,606,000	5,434,456
LG&E and KU Energy LLC:
2.125% 11/15/15 (e)		7,369,000	7,062,170
3.75% 11/15/20 (e)		1,450,000	1,369,795
Louisville Gas & Electric Co. 5.125% 11/15/40 (e)		1,682,000	1,637,827
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,540,000	1,724,800
7.75% 1/20/20 (e)		850,000	956,250
8% 8/7/19 (e)		635,000	722,313
Mirant Americas Generation LLC:
8.5% 10/1/21		4,065,000	4,288,575
9.125% 5/1/31		3,775,000	3,926,000
National Power Corp. 6.875% 11/2/16 (e)		540,000	616,302
Nevada Power Co.:
6.5% 5/15/18		790,000	906,162
6.5% 8/1/18		388,000	446,498
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,267,450
Otter Tail Corp. 9% 12/15/16		2,410,000	2,724,505
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17		$ 764,000	$ 833,054
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	6,932,493
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	11,993,568
6% 12/1/39		10,303,000	10,809,990
7.1% 3/1/11		4,222,000	4,222,000
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,118,008
Tampa Electric Co. 5.4% 5/15/21 (e)		3,738,000	4,030,177
			167,682,380
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 7.5% 6/1/15		2,940,000	2,388,750
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	698,250
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	477,787
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		1,220,000	1,207,800
			4,772,587
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 10/15/15		3,210,000	3,466,800
8% 10/15/17		2,575,000	2,768,125
9.75% 4/15/16		1,475,000	1,714,688
Calpine Corp. 7.875% 1/15/23 (e)		1,845,000	1,891,125
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,816,376
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	15,697,805
5.35% 1/15/14		1,528,000	1,651,490
GenOn Escrow Corp.:
9.5% 10/15/18 (e)		1,685,000	1,760,825
9.875% 10/15/20 (e)		1,625,000	1,702,188
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,120,900
NRG Energy, Inc. 7.375% 2/1/16		2,840,000	2,939,400
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		720,000	827,100
7.39% 12/2/24 (e)		750,000	860,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,633,779
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,360,000
			57,211,226
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		$ 3,771,000	$ 3,964,207
Dominion Resources, Inc.:
6.3% 9/30/66 (k)		5,689,000	5,560,998
7.5% 6/30/66 (k)		10,345,000	10,758,800
DTE Energy Co. 7.05% 6/1/11		1,227,000	1,245,239
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,759,200
6.5% 9/15/37		7,097,000	7,888,507
National Grid PLC 6.3% 8/1/16		1,589,000	1,812,169
NiSource Finance Corp.:
5.25% 9/15/17		843,000	892,453
5.4% 7/15/14		1,680,000	1,826,395
5.45% 9/15/20		854,000	889,717
6.25% 12/15/40		2,345,000	2,419,029
6.4% 3/15/18		1,654,000	1,856,947
6.8% 1/15/19		6,774,000	7,802,666
Puget Energy, Inc. 6.5% 12/15/20 (e)		2,275,000	2,254,070
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,855,175
			56,785,572
TOTAL UTILITIES			286,451,765
TOTAL NONCONVERTIBLE BONDS			3,147,330,460
TOTAL CORPORATE BONDS (Cost $2,896,899,611)			3,151,652,528
U.S. Government and Government Agency Obligations - 28.8%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.375% 12/28/12		10,710,000	10,625,230
0.75% 2/26/13		995,000	995,027
1.25% 8/20/13		24,381,000	24,497,151
1.25% 2/27/14		18,252,000	18,220,625
5% 2/16/12		1,090,000	1,137,565
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 1.625% 3/20/13		$ 23,140,000	$ 23,534,583
Freddie Mac:
0.75% 3/28/13		26,478,000	26,449,880
1.125% 7/27/12		230,000	231,895
1.375% 2/25/14		37,623,000	37,676,500
1.75% 6/15/12		505,000	513,281
1.75% 9/10/15		40,525,000	39,778,530
2.125% 3/23/12		75,000	76,333
5.25% 7/18/11		10,730,000	10,938,516
Tennessee Valley Authority 5.375% 4/1/56		385,000	406,440
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			195,081,556
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		71,497,140	74,618,109
2.125% 2/15/41		7,035,624	7,321,850
2.5% 1/15/29		20,416,000	22,956,485
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		70,112,262	70,861,803
1.375% 1/15/20		256,537,120	269,059,209
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			444,817,456
U.S. Treasury Obligations - 23.9%
U.S. Treasury Bonds:
3.875% 8/15/40		274,077,000	246,069,620
4.25% 5/15/39		32,150,000	30,929,297
4.25% 11/15/40		66,500,000	63,777,623
4.375% 11/15/39		19,090,000	18,732,063
4.75% 2/15/41		18,474,000	19,262,027
U.S. Treasury Notes:
1.25% 8/31/15		8,979,000	8,722,955
1.375% 11/30/15		9,821,000	9,530,210
1.75% 3/31/14 (h)		125,000,000	127,070,250
1.875% 4/30/14 (h)		42,760,000	43,601,859
1.875% 9/30/17		2,458,000	2,332,794
2.125% 2/29/16		145,071,000	145,002,962
2.375% 9/30/14		171,534,000	177,001,646
2.375% 2/28/15		397,235,000	408,190,661
2.5% 3/31/15		100,000,000	103,211,000
2.5% 4/30/15		100,000,000	103,070,300
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 316,140,000	$ 329,403,021
2.625% 12/31/14 (h)		329,010,000	341,810,463
2.625% 8/15/20		8,650,000	8,128,301
2.625% 11/15/20		303,015,000	283,437,504
2.75% 2/15/19		80,000,000	78,406,240
3.125% 4/30/17		87,265,000	90,073,886
3.25% 3/31/17		80,260,000	83,520,563
3.5% 5/15/20		21,386,000	21,730,101
3.625% 2/15/20		26,742,000	27,531,718
3.625% 2/15/21		309,886,000	315,260,663
TOTAL U.S. TREASURY OBLIGATIONS			3,085,807,727
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,704,830,592)			3,725,706,739
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 9.1%
2.293% 10/1/33 (k)		1,112,302	1,157,669
2.59% 6/1/36 (k)		167,694	175,293
2.695% 12/1/35 (k)		648,916	682,395
3% 11/1/25 to 3/1/26		20,997,905	20,467,529
3.5% 1/1/26 to 11/1/40		108,708,816	104,555,973
3.5% 3/1/26 (f)		34,000,000	34,071,641
3.536% 7/1/37 (k)		425,284	445,674
4% 3/1/40 to 12/1/40		24,696,132	24,400,784
4% 3/1/41 (f)(g)		9,500,000	9,367,643
4% 3/1/41 (f)(g)		31,000,000	30,568,099
4% 3/1/41 (f)(g)		5,500,000	5,423,372
4.417% 2/1/36 (k)		1,088,912	1,143,025
4.5% 6/1/24 to 11/1/40		64,247,587	65,751,507
4.5% 3/1/26 (f)		7,000,000	7,334,751
4.5% 3/1/41 (f)(g)		58,500,000	59,619,936
4.5% 3/1/41 (f)(g)		23,000,000	23,440,317
4.5% 3/1/41 (f)(g)		3,000,000	3,057,433
4.5% 3/1/41 (f)(g)		23,000,000	23,440,317
4.5% 3/1/41 (f)(g)		22,500,000	22,930,745
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
4.5% 3/1/41 (f)(g)		$ 12,500,000	$ 12,739,303
5% 5/1/19 to 9/1/40		182,560,368	192,450,341
5% 3/1/41 (f)(g)		18,000,000	18,852,082
5% 3/1/41 (f)(g)		30,000,000	31,420,137
5% 3/1/41 (f)(g)		30,000,000	31,420,137
5.5% 3/1/18 to 12/1/39		125,593,839	134,680,088
5.5% 3/1/41 (f)(g)		66,000,000	70,548,403
6% 1/1/21 to 9/1/39		86,475,735	94,127,024
6% 3/1/41 (f)(g)		97,500,000	105,973,091
6.5% 5/1/31 to 9/1/38		38,727,033	43,533,975
TOTAL FANNIE MAE			1,173,778,684
Freddie Mac - 1.2%
3.352% 10/1/35 (k)		233,865	247,750
4.5% 7/1/25 to 10/1/40		10,826,178	11,124,311
4.5% 3/1/41 (f)		28,000,000	28,507,601
4.5% 3/1/41 (f)		17,000,000	17,308,186
5% 4/1/38 to 9/1/40		40,560,690	42,535,780
5.5% 11/1/17 to 10/1/38		24,282,817	26,052,240
6% 7/1/37 to 8/1/37		7,029,928	7,651,460
6% 3/1/41 (f)		16,000,000	17,381,706
TOTAL FREDDIE MAC			150,809,034
Ginnie Mae - 1.5%
4% 1/15/25 to 10/20/25		51,474,338	53,801,171
4.5% 5/15/39 to 10/15/40		51,024,031	52,817,379
4.5% 2/1/41 (f)		31,000,000	32,073,003
5% 3/1/41 (f)(g)		27,000,000	28,666,248
5% 3/1/41 (f)(g)		18,000,000	19,110,832
5% 3/1/41 (f)(g)		15,000,000	15,925,694
TOTAL GINNIE MAE			202,394,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,521,115,281)			1,526,982,045
Asset-Backed Securities - 2.5%
		Principal Amount (c)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (k)		$ 1,712,631	$ 1,281,305
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (k)		60,104	59,332
Class M2, 1.9115% 3/25/34 (k)		483,000	393,333
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (k)		170,531	160,218
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (k)		170,200	1,511
Class M5, 0.6515% 4/25/36 (k)		10,090	21
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (k)		54,001	10,048
Series 2007-D1 Class D, 1.662% 1/22/13 (e)(k)		2,590,000	25,900
Airspeed Ltd. Series 2007-1A Class C1, 2.7658% 6/15/32 (e)(k)		4,310,611	1,982,881
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		4,310,000	4,366,528
Class A4, 3% 10/15/15 (e)		4,280,000	4,420,915
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	3,996,489
Series 2011-1 Class A4, 2.14% 3/15/16		18,200,000	18,292,716
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,136,661
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,856,492
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,518,269
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,154,571
Class E, 6.96% 3/8/16 (e)		2,052,284	2,100,860
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (k)		95,974	81,925
Series 2004-R2 Class M3, 0.8115% 4/25/34 (k)		133,684	34,390
Series 2005-R2 Class M1, 0.7115% 4/25/35 (k)		2,064,696	1,772,596
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		123,000	115,966
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.622% 3/23/19 (e)(k)		214,659	198,560
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (k)		47,932	38,179
Series 2004-W11 Class M2, 0.9615% 11/25/34 (k)		561,149	416,200
Series 2004-W7 Class M1, 0.8115% 5/25/34 (k)		1,542,998	1,067,209
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (k)		$ 1,394,462	$ 499,076
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (k)		2,668,736	2,167,994
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (k)		262,000	6,911
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(e)(k)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)		6,693,096	6,759,238
Class A4, 3.52% 6/15/16 (e)		8,300,000	8,595,405
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13		14,030,000	14,037,192
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6531% 1/20/40 (e)(k)		94,038	93,154
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (k)		676,575	675,736
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (k)		1,624,714	1,470,366
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (k)		136,695	135,546
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		137,030	137,246
Class C, 5.31% 6/15/12		1,634,000	1,655,816
Series 2007-1 Class C, 5.38% 11/15/12		582,000	603,045
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,152,647
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,075,568
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (e)(k)		457,498	343,124
Class B, 1.012% 7/20/39 (e)(k)		263,810	121,353
Class C, 1.362% 7/20/39 (e)(k)		339,379	50,907
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		1,000,000	995,000
Class B, 5.267% 6/25/35 (e)		1,000,000	980,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5531% 1/20/37 (e)(k)		186,189	143,366
Capmark VII Ltd. Series 2006-7A Class H, 1.8158% 8/15/36 (e)(k)		519,032	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	942,831
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (k)		1,140,851	72,376
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carrington Mortgage Loan Trust: - continued
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (k)		$ 425,500	$ 1,797
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (k)		224,000	16,927
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (k)		186,369	11,353
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (k)		1,802,588	677,706
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (e)(k)		491,103	373,239
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,348,686
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,518,266
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (e)		2,456,556	2,457,498
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,368,892
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (k)		765,389	119,310
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (k)		68,696	67,451
Series 2007-4 Class A1A, 0.36% 9/25/37 (k)		496,776	475,126
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	4,408
Series 2004-3 Class M4, 1.2315% 4/25/34 (k)		159,665	66,525
Series 2004-4 Class M2, 1.0565% 6/25/34 (k)		587,945	336,975
Series 2005-3 Class MV1, 0.6815% 8/25/35 (k)		850,676	813,547
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (k)		99,606	98,288
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)		419,065	424,594
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	380,000
Class B2, 1.6528% 12/28/35 (e)(k)		500,000	315,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		200,000	58,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7805% 11/28/16 (e)(k)		128,107	124,264
Crest Ltd. Series 2002-IGA Class A, 0.7544% 7/28/17 (e)(k)		172,422	171,053
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	461,450
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (k)		$ 38,916	$ 28,712
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (k)		290,872	166,922
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (k)		6,074,620	2,248,554
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (k)		23,665	6,373
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (e)		14,200,000	14,189,922
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (e)		1,175,000	1,178,760
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	658,885
Class D, 6.89% 5/15/13 (e)		915,000	932,864
Series 2007-A Class D, 7.05% 12/15/13 (e)		970,000	1,017,244
Series 2009-D:
Class A3, 2.17% 10/15/13		4,977,022	5,032,409
Class A4, 2.98% 8/15/14		4,800,000	4,962,244
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,736,368
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (k)		772,000	770,027
Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,619,849
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		61,169	61,302
Series 2007-1:
Class A4, 5.03% 2/16/15		255,759	256,109
Class C, 5.43% 2/16/15		614,000	611,936
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (k)		948,695	468,831
Class M4, 0.9415% 1/25/35 (k)		363,547	115,808
Series 2006-D Class M1, 0.4915% 11/25/36 (k)		297,180	9,443
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (e)(k)		2,892,000	1,706,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,864,080	1,483,808
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (e)(k)		247,147	231,082
Series 2006-2A:
Class A, 0.4458% 11/15/34 (e)(k)		2,274,434	1,887,780
Class B, 0.5458% 11/15/34 (e)(k)		821,594	534,036
Class C, 0.6458% 11/15/34 (e)(k)		1,365,456	682,728
Class D, 1.0158% 11/15/34 (e)(k)		518,507	124,442
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (k)		$ 739,000	$ 615,333
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		38,890	39,569
Class C, 5.74% 12/15/14		34,493	35,065
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(k)		233,155	46,986
Class M1, 0.9115% 6/25/34 (k)		2,723,367	1,904,886
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (k)		1,096,059	62,449
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (e)(k)		79,916	40,757
Series 2006-3:
Class B, 0.6615% 9/25/46 (e)(k)		654,930	327,465
Class C, 0.8115% 9/25/46 (e)(k)		1,526,694	366,407
Class E, 1.9115% 9/25/46 (e)(k)		255,863	2,559
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (k)		435,295	316,129
Series 2003-3 Class M1, 1.5515% 8/25/33 (k)		781,163	648,927
Series 2003-5 Class A2, 0.9615% 12/25/33 (k)		32,929	23,144
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (k)		91,367	90,168
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (k)		1,320,869	1,286,675
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (k)		6,066	5,984
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (k)		732,902	610,470
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (k)		1,522,035	639,240
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,503,379
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (k)		204,000	8,389
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (k)		1,520,141	1,306,183
Class MV1, 0.4915% 11/25/36 (k)		1,234,797	817,484
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (k)		573,000	29,179
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (k)		748,986	643,476
Series 2006-A Class 2C, 1.4528% 3/27/42 (k)		3,243,000	597,184
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		1,748,645	1,769,358
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (k)		94,408	59,342
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6915% 5/25/46 (e)(k)		$ 250,000	$ 130,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		22,764	21,564
Class C, 5.691% 10/20/28 (e)		10,118	9,539
Class D, 6.01% 10/20/28 (e)		120,462	98,489
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (k)		545,328	30,617
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (k)		784,792	40,570
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (k)		183,220	121,107
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		108,472	109,185
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (k)		621,161	486,666
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (k)		2,044,206	1,868,685
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (k)		13,897	13,762
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (k)		3,214,015	2,637,875
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (k)		57,368	47,635
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (k)		31,120	13,030
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (k)		399,800	282,224
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (k)		416,362	62,958
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (k)		263,000	7,182
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9855% 8/28/38 (e)(k)		220,000	198,000
Class C1B, 7.696% 8/28/38 (e)		63,000	48,831
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)		9,181,200	1,262,415
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)		12,516,523	96,515
Series 2006-2 Class AIO, 6% 8/25/11 (m)		7,251,000	149,537
Series 2006-3 Class AIO, 7.1% 1/25/12 (m)		37,932,000	1,706,940
Series 2006-4:
Class A1, 0.2915% 3/25/25 (k)		127,442	126,735
Class AIO, 6.35% 2/27/12 (m)		28,242,000	1,503,017
Class D, 1.3615% 5/25/32 (k)		2,481,000	57,741
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)		33,769,000	2,532,675
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		24,991,000	2,086,081
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (k)		1,426,957	944,002
Series 2005-D Class M2, 0.7315% 2/25/36 (k)		827,339	76,212
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,423,943	8,465,821
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16		$ 5,950,000	$ 5,904,565
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(e)(k)		566,000	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (k)		71,670	70,335
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (k)		158,161	154,564
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (k)		532,896	338,773
Class M4, 1.7115% 9/25/34 (k)		683,353	318,684
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (k)		2,548,346	2,362,658
Class M3, 0.8215% 1/25/36 (k)		478,432	338,780
Class M4, 1.0915% 1/25/36 (k)		1,475,804	609,030
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (k)		1,883,145	46,774
Class M9, 2.1415% 5/25/35 (k)		25,269	33
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (e)		175,076	175,076
Class B, 4.846% 7/24/39 (e)		180,000	178,200
Class C, 5.08% 7/24/39 (e)		185,000	181,411
Class D, 5.194% 7/24/39 (e)		320,000	312,192
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (e)(k)		3,406,919	3,406,287
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (k)		566,000	17,600
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (k)		312,685	309,289
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2115% 9/25/46 (e)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (k)		5,108	4,499
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (k)		1,526,275	1,264,697
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (k)		74,621	2,504
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (k)		47,384	19,006
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (k)		15,258	14,981
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (e)(k)		746,733	702,930
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (k)		1,272,000	112,907
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (k)		70,939	29,596
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		841,111	866,345
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (k)		28,819	22,448
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		349,000	346,383
Class IV, 6.84% 5/22/37 (e)		235,000	200,338
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	92,274
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (e)(k)		2,609,807	78,294
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)		432,757	436,673
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(k)		400,000	172,000
Series 2006-1A:
Class A1A, 0.5628% 9/25/26 (e)(k)		330,000	293,700
Class A1B, 0.6328% 9/25/26 (e)(k)		705,000	599,250
Class A2A, 0.5228% 9/25/26 (e)(k)		1,186,000	1,085,902
Class F, 1.4528% 9/25/26 (e)(k)		250,000	180,000
Class G, 1.6528% 9/25/26 (e)(k)		250,000	175,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (e)(k)		8,530,177	8,501,790
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (e)(k)		1,789,540	805,293
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1625% 11/21/40 (e)(k)		305,000	106,750
TOTAL ASSET-BACKED SECURITIES (Cost $312,918,151)			324,517,225
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3294% 3/25/18 (k)		98,500	68,950
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
ABN AMRO Mortgage Corp.: - continued
Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		$ 216,944	$ 27,118
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (e)(k)		1,428,375	1,417,226
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (k)		106,000	52,310
Class C, 5.6983% 4/10/49 (k)		281,000	121,519
Class D, 5.6983% 4/10/49 (k)		141,000	51,231
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4758% 3/15/22 (e)(k)		904,440	885,753
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (k)		1,939,255	1,829,763
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (k)		2,028,830	1,841,619
Series 2004-A Class 2A2, 2.9991% 2/25/34 (k)		1,196,272	1,068,529
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (k)		142,470	129,167
Class 2A2, 3.0527% 3/25/34 (k)		5,524,227	5,324,008
Series 2004-D Class 2A2, 2.9567% 5/25/34 (k)		1,852,335	1,700,730
Series 2004-G Class 2A7, 3.0214% 8/25/34 (k)		1,709,175	1,540,841
Series 2004-H Class 2A1, 3.1667% 9/25/34 (k)		1,532,184	1,387,958
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (e)(k)(m)		11,249,590	821,220
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (k)		2,158,989	1,796,020
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.5058% 3/15/19 (e)(k)		350,000	321,444
Series 2006-T24 Class X2, 0.4264% 10/12/41 (e)(k)(m)		3,690,559	42,571
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (k)		1,485,488	1,476,108
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (k)		356,543	357,176
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (k)		1,902,000	2,010,614
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (k)		1,389,205	1,378,945
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	956,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (e)(k)		1,418,433	1,416,039
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	0
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		$ 64,896	$ 9,734
Series 2003-35 Class B, 4.6376% 9/25/18 (k)		106,686	10,669
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (k)		1,213,565	1,136,112
Series 2003-17 Class B4, 5.389% 6/25/33 (e)(k)		290,689	72,672
Series 2004-3 Class DB4, 5.8281% 4/25/34 (k)		74,829	187
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9915% 11/25/35 (k)		33,596,910	21,856,419
Class 2A3, 1.8231% 11/25/35 (k)		8,180,431	5,401,573
Series 2005-56:
Class 4A1, 0.5715% 11/25/35 (k)		6,619,716	4,365,194
Class 5A1, 0.5815% 11/25/35 (k)		9,826,665	5,696,230
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (k)		1,797,718	1,736,478
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (e)(k)		3,491,000	3,470,229
Class C2, 0.7731% 10/18/54 (e)(k)		1,170,000	1,159,938
Class M2, 0.5531% 10/18/54 (e)(k)		2,005,000	1,967,707
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4345% 4/25/20 (e)(k)		300,000	275,640
Series 2010-K6 Class B, 5.3542% 12/26/46 (e)(k)		550,000	558,895
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		253,858	25
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		95,448	11,454
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (e)(k)		2,852,000	2,782,977
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (k)		205,017	133,365
Series 2006-1A Class C2, 1.463% 12/20/54 (e)(k)		6,523,000	4,197,551
Series 2006-2 Class C1, 0.733% 12/20/54 (k)		5,398,000	3,473,613
Series 2006-3 Class C2, 0.763% 12/20/54 (k)		1,124,000	723,294
Series 2006-4:
Class B1, 0.353% 12/20/54 (k)		4,521,000	3,729,825
Class C1, 0.643% 12/20/54 (k)		2,767,000	1,780,565
Class M1, 0.433% 12/20/54 (k)		1,190,000	898,450
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (k)		2,234,000	1,437,579
Class 1M1, 0.563% 12/20/54 (k)		1,493,000	1,127,215
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2C1, 1.223% 12/20/54 (k)		$ 1,015,000	$ 653,153
Class 2M1, 0.763% 12/20/54 (k)		1,917,000	1,447,335
Series 2007-2 Class 2C1, 0.694% 12/17/54 (k)		2,654,000	1,707,849
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (k)		430,241	322,681
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.751% 3/25/37 (k)		8,522,010	8,593,884
Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (k)		752,303	651,562
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (k)		366,249	245,157
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)		66,615	67,412
Class A3, 5.447% 6/12/47 (k)		3,606,000	3,732,741
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (k)		2,600,000	2,172,681
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (k)		1,636,001	1,586,004
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (k)		1,940,334	1,808,399
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (k)		3,067,334	2,949,575
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		18,330	18,380
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	921,952
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5015% 4/25/36 (k)		17,837,753	10,689,671
Series 2006-5 Class A1A, 0.4515% 7/25/36 (k)		13,817,498	8,001,980
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (k)		3,299,325	2,276,847
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (k)		400,908	1,788
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (k)		8,008,080	5,758,628
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (e)(k)		251,984	237,495
Class C, 0.456% 6/15/22 (e)(k)		1,559,607	1,384,151
Class D, 0.466% 6/15/22 (e)(k)		600,006	513,005
Class E, 0.476% 6/15/22 (e)(k)		959,771	808,607
Class F, 0.506% 6/15/22 (e)(k)		1,545,171	1,278,629
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class G, 0.576% 6/15/22 (e)(k)		$ 359,765	$ 292,309
Class H, 0.596% 6/15/22 (e)(k)		720,211	574,368
Class J, 0.636% 6/15/22 (e)(k)		840,246	632,285
Class TM, 0.766% 6/15/22 (e)(k)		1,524,459	1,440,614
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	943,485
Series 2004-A4 Class A1, 2.7866% 8/25/34 (k)		2,181,073	2,080,594
Series 2005-A2 Class A7, 2.6496% 2/25/35 (k)		1,580,931	1,478,051
Series 2006-A6 Class A4, 3.1889% 10/25/33 (k)		1,529,990	1,472,856
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	103,780
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		8,143,000	8,586,762
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (k)		2,283,018	1,870,662
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (k)		2,994,072	195,698
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (k)		3,295,332	2,883,811
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (e)(k)		1,703,558	1,385,163
Class B6, 3.114% 7/10/35 (e)(k)		379,831	291,027
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3231% 1/25/46 (k)		14,283,829	8,809,372
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,031,632	1,084,373
Series 2004-SL3 Class A1, 7% 8/25/16		58,286	56,498
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (e)(k)		426,262	349,394
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	266,564
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (k)		39,625	29,477
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4515% 7/25/46 (k)		28,076,810	18,361,950
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (k)		632,642	612,793
Series 2003-20 Class 1A1, 5.5% 7/25/33		480,533	491,566
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (k)		$ 3,273,627	$ 2,330,195
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (k)		1,106,821	1,052,953
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (k)		2,957,253	2,660,811
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		186,101	37,220
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (k)		964,995	964,959
Series 2004-H Class A1, 4.5271% 6/25/34 (k)		1,803,993	1,772,271
Series 2004-W Class A9, 2.7616% 11/25/34 (k)		3,483,000	3,354,366
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (k)		2,311,784	2,239,771
Series 2005-AR12:
Class 2A5, 2.8181% 7/25/35 (k)		9,238,867	8,776,240
Class 2A6, 2.8181% 7/25/35 (k)		1,002,747	950,850
Series 2005-AR2:
Class 1A2, 2.7859% 3/25/35 (k)		3,541,197	2,094,615
Class 2A2, 2.8076% 3/25/35 (k)		2,808,143	2,626,965
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (k)		1,635,895	1,494,228
TOTAL PRIVATE SPONSOR			238,515,161
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		323,535	350,272
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $194,896,261)			238,865,433
Commercial Mortgage Securities - 6.5%

ACGS Series 2004-1 Class P, 7.423% 8/1/19 (n)		712,587	686,783
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	203,554
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9991% 2/14/29 (e)(k)		800,000	756,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	217,276
Class B2, 7.525% 4/14/29		1,498,104	1,538,192
Class B5, 7.525% 4/14/29		129,000	95,038
Series 1997-D5:
Class A2, 7.0685% 2/14/43 (k)		1,399,000	1,488,688
Class A3, 7.1185% 2/14/43 (k)		1,510,000	1,631,732
Class A5, 7.1885% 2/14/43 (k)		256,000	273,344
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Asset Securitization Corp.: - continued
Series 1997-D5:
Class A6, 7.4385% 2/14/43 (k)		$ 2,470,000	$ 2,625,123
Class A7, 7.6785% 2/14/43 (k)		820,000	862,638
Class PS1, 1.4561% 2/14/43 (k)(m)		5,658,441	134,092
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (k)		2,221,000	2,390,378
Series 2006-5:
Class A2, 5.317% 9/10/47		7,267,668	7,443,466
Class A3, 5.39% 9/10/47		2,653,000	2,741,186
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,945,483
Series 2007-2 Class A1, 5.421% 4/10/49		294,443	299,829
Series 2007-4 Class A3, 5.8093% 2/10/51 (k)		1,897,000	2,001,100
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	315,609
Series 2007-3:
Class A3, 5.6579% 6/10/49 (k)		3,176,000	3,312,311
Class A4, 5.6579% 6/10/49 (k)		3,965,000	4,233,415
Series 2008-1 Class D, 6.2321% 2/10/51 (e)(k)		125,000	77,965
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,439,417
Series 2002-2 Class F, 5.487% 7/11/43		415,000	426,134
Series 2004-2:
Class A3, 4.05% 11/10/38		394,357	400,411
Class A4, 4.153% 11/10/38		2,412,000	2,488,094
Series 2005-1 Class A3, 4.877% 11/10/42		1,907,691	1,911,685
Series 2006-1 Class A1, 5.219% 9/10/45 (k)		425,767	425,682
Series 2007-1 Class A2, 5.381% 1/15/49		4,015,667	4,087,982
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,490,338
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		474,000	467,193
Class K, 6.15% 5/11/35 (e)		885,000	842,593
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	311,211
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	152,038
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	1,500
Class L, 4.637% 7/10/42 (e)(k)		280,000	1,400
Series 2004-5 Class G, 5.3211% 11/10/41 (e)(k)		195,000	135,163
Series 2005-1 Class CJ, 5.185% 11/10/42 (k)		550,000	581,847
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)		5,908,000	6,133,826
Series 2005-6 Class AJ, 5.1954% 9/10/47 (k)		300,000	314,601
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	920,481
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5258% 3/15/22 (e)(k)		$ 390,000	$ 387,075
Class C, 0.5758% 3/15/22 (e)(k)		817,000	800,660
Class D, 0.6258% 3/15/22 (e)(k)		826,000	768,180
Class E, 0.6658% 3/15/22 (e)(k)		684,000	622,440
Class F, 0.7358% 3/15/22 (e)(k)		615,784	548,048
Class G, 0.7958% 3/15/22 (e)(k)		399,119	347,234
Class J, 1.3158% 3/15/22 (e)(k)		288,000	246,240
Class K, 2.2658% 3/15/22 (e)(k)		427,499	307,799
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (e)(k)		1,222,000	1,179,230
Class D, 0.4758% 10/15/19 (e)(k)		1,494,000	1,396,890
Class E, 0.5058% 10/15/19 (e)(k)		1,385,000	1,260,350
Class F, 0.5758% 10/15/19 (e)(k)		3,150,730	2,772,642
Class G, 0.5958% 10/15/19 (e)(k)		1,245,579	1,046,286
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (e)(k)		76,613	55,928
Series 2004-1:
Class A, 0.6215% 4/25/34 (e)(k)		1,323,970	1,171,714
Class B, 2.1615% 4/25/34 (e)(k)		148,436	83,124
Class M1, 0.8215% 4/25/34 (e)(k)		119,177	91,171
Class M2, 1.4615% 4/25/34 (e)(k)		110,104	77,073
Series 2004-2:
Class A, 0.6915% 8/25/34 (e)(k)		1,085,395	944,293
Class M1, 0.8415% 8/25/34 (e)(k)		182,702	135,200
Series 2004-3:
Class A1, 0.6315% 1/25/35 (e)(k)		2,453,692	2,110,175
Class A2, 0.6815% 1/25/35 (e)(k)		352,102	264,077
Class M1, 0.7615% 1/25/35 (e)(k)		423,564	304,966
Class M2, 1.2615% 1/25/35 (e)(k)		196,270	132,482
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (e)(k)		1,827,189	1,489,159
Class M1, 0.6915% 8/25/35 (e)(k)		90,996	60,995
Class M2, 0.7415% 8/25/35 (e)(k)		150,083	93,802
Class M3, 0.7615% 8/25/35 (e)(k)		83,037	50,030
Class M4, 0.8715% 8/25/35 (e)(k)		76,225	43,303
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (e)(k)		688,303	560,967
Class A2, 0.6615% 11/25/35 (e)(k)		682,105	538,863
Class M1, 0.7015% 11/25/35 (e)(k)		81,409	53,730
Class M2, 0.7515% 11/25/35 (e)(k)		103,357	64,081
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2005-3A:
Class M3, 0.7715% 11/25/35 (e)(k)		$ 92,503	$ 53,652
Class M4, 0.8615% 11/25/35 (e)(k)		115,249	61,370
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (e)(k)		1,585,110	1,236,386
Class B1, 1.6615% 1/25/36 (e)(k)		136,980	52,053
Class M1, 0.7115% 1/25/36 (e)(k)		511,326	340,032
Class M2, 0.7315% 1/25/36 (e)(k)		153,398	95,874
Class M3, 0.7615% 1/25/36 (e)(k)		224,026	127,695
Class M4, 0.8715% 1/25/36 (e)(k)		123,898	64,427
Class M5, 0.9115% 1/25/36 (e)(k)		123,898	58,852
Class M6, 0.9615% 1/25/36 (e)(k)		131,594	53,953
Series 2006-1:
Class A2, 0.6215% 4/25/36 (e)(k)		243,868	195,095
Class M1, 0.6415% 4/25/36 (e)(k)		87,222	56,694
Class M2, 0.6615% 4/25/36 (e)(k)		92,155	56,215
Class M3, 0.6815% 4/25/36 (e)(k)		79,292	45,197
Class M4, 0.7815% 4/25/36 (e)(k)		44,932	23,589
Class M5, 0.8215% 4/25/36 (e)(k)		43,611	20,497
Class M6, 0.9015% 4/25/36 (e)(k)		86,957	39,131
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (e)(k)		4,403,899	3,523,119
Class A2, 0.5415% 7/25/36 (e)(k)		217,876	165,586
Class B1, 1.1315% 7/25/36 (e)(k)		81,576	29,367
Class B3, 2.9615% 7/25/36 (e)(k)		123,249	32,045
Class M1, 0.5715% 7/25/36 (e)(k)		228,598	130,301
Class M2, 0.5915% 7/25/36 (e)(k)		161,286	85,482
Class M3, 0.6115% 7/25/36 (e)(k)		133,784	64,885
Class M4, 0.6815% 7/25/36 (e)(k)		90,339	38,846
Class M5, 0.7315% 7/25/36 (e)(k)		111,036	45,525
Class M6, 0.8015% 7/25/36 (e)(k)		165,668	59,640
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (e)(k)		147,003	26,460
Class B2, 1.6115% 10/25/36 (e)(k)		106,027	15,904
Class B3, 2.8615% 10/25/36 (e)(k)		172,542	20,705
Class M4, 0.6915% 10/25/36 (e)(k)		162,465	60,112
Class M5, 0.7415% 10/25/36 (e)(k)		194,494	64,183
Class M6, 0.8215% 10/25/36 (e)(k)		380,705	95,176
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (e)(k)		842,834	678,481
Class A2, 0.5315% 12/25/36 (e)(k)		4,288,554	3,216,416
Class B1, 0.9615% 12/25/36 (e)(k)		131,126	22,615
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class B2, 1.5115% 12/25/36 (e)(k)		$ 133,656	$ 20,822
Class B3, 2.7115% 12/25/36 (e)(k)		227,608	26,822
Class M1, 0.5515% 12/25/36 (e)(k)		274,337	159,115
Class M2, 0.5715% 12/25/36 (e)(k)		182,891	98,761
Class M3, 0.6015% 12/25/36 (e)(k)		185,449	91,797
Class M4, 0.6615% 12/25/36 (e)(k)		221,899	97,636
Class M5, 0.7015% 12/25/36 (e)(k)		203,994	85,677
Class M6, 0.7815% 12/25/36 (e)(k)		182,891	67,670
Series 2007-1:
Class A2, 0.5315% 3/25/37 (e)(k)		934,707	663,642
Class B1, 0.9315% 3/25/37 (e)(k)		297,388	59,478
Class B2, 1.4115% 3/25/37 (e)(k)		215,622	34,499
Class B3, 3.6115% 3/25/37 (e)(k)		590,412	64,945
Class M1, 0.5315% 3/25/37 (e)(k)		261,667	125,600
Class M2, 0.5515% 3/25/37 (e)(k)		195,435	84,037
Class M3, 0.5815% 3/25/37 (e)(k)		173,324	65,863
Class M4, 0.6315% 3/25/37 (e)(k)		139,297	48,754
Class M5, 0.6815% 3/25/37 (e)(k)		217,445	67,408
Class M6, 0.7615% 3/25/37 (e)(k)		304,438	76,110
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (e)(k)		844,686	625,068
Class A2, 0.5815% 7/25/37 (e)(k)		789,245	386,730
Class B1, 1.8615% 7/25/37 (e)(k)		243,065	31,599
Class B2, 2.5115% 7/25/37 (e)(k)		210,440	25,253
Class B3, 3.6115% 7/25/37 (e)(k)		236,597	21,294
Class M1, 0.6315% 7/25/37 (e)(k)		277,139	87,991
Class M2, 0.6715% 7/25/37 (e)(k)		151,440	43,918
Class M3, 0.7515% 7/25/37 (e)(k)		153,552	38,004
Class M4, 0.9115% 7/25/37 (e)(k)		303,163	54,569
Class M5, 1.0115% 7/25/37 (e)(k)		267,244	40,087
Class M6, 1.2615% 7/25/37 (e)(k)		338,848	47,439
Series 2007-3:
Class A2, 0.5515% 7/25/37 (e)(k)		873,603	585,314
Class B1, 1.2115% 7/25/37 (e)(k)		212,335	27,604
Class B2, 1.8615% 7/25/37 (e)(k)		531,359	53,136
Class B3, 4.2615% 7/25/37 (e)(k)		282,279	22,582
Class M1, 0.5715% 7/25/37 (e)(k)		189,739	85,382
Class M2, 0.6015% 7/25/37 (e)(k)		203,365	71,178
Class M3, 0.6315% 7/25/37 (e)(k)		320,453	96,136
Class M4, 0.7615% 7/25/37 (e)(k)		503,159	140,885
Class M5, 0.8615% 7/25/37 (e)(k)		260,988	57,417
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2007-3:
Class M6, 1.0615% 7/25/37 (e)(k)		$ 199,011	$ 39,802
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (e)(k)		322,514	10,482
Class B2, 3.7115% 9/25/37 (e)(k)		1,173,412	29,335
Class M1, 1.2115% 9/25/37 (e)(k)		310,122	46,518
Class M2, 1.3115% 9/25/37 (e)(k)		310,122	37,215
Class M4, 1.8615% 9/25/37 (e)(k)		793,186	71,387
Class M5, 2.0115% 9/25/37 (e)(k)		793,186	55,523
Class M6, 2.2115% 9/25/37 (e)(k)		794,726	47,684
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(m)		4,230,700	148,074
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(k)(m)		10,128,844	1,202,294
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4539% 3/11/39 (k)		450,000	467,110
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5258% 3/15/19 (e)(k)		200,000	178,468
Class E, 0.5858% 3/15/19 (e)(k)		365,000	319,679
Class F, 0.6058% 3/15/19 (e)(k)		160,000	138,819
Class G, 0.7058% 3/15/19 (e)(k)		1,020,386	852,922
Class H, 0.9158% 3/15/19 (e)(k)		541,917	402,734
Class J, 1.1158% 3/15/19 (e)(k)		407,118	288,732
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (e)(k)		655,330	537,371
Class E, 0.5658% 3/15/22 (e)(k)		3,607,157	2,777,511
Class F, 0.6158% 3/15/22 (e)(k)		2,235,922	1,609,864
Class G, 0.6658% 3/15/22 (e)(k)		537,549	370,909
Class H, 0.8158% 3/15/22 (e)(k)		655,330	412,858
Class J, 0.9658% 3/15/22 (e)(k)		655,330	327,665
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		509,988	517,895
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,097,544	1,115,801
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	620,005
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)		851,854	858,051
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (k)		1,112,000	1,209,181
Series 2007-PW17 Class A1, 5.282% 6/11/50		727,353	738,868
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)		328,960	336,089
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	64,091
Class I, 5.64% 2/14/31 (e)		205,000	69,950
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (e)(k)(m)		$ 13,423,075	$ 42,268
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,033,529
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (e)(k)(m)		21,680,723	388,740
Series 2006-T22:
Class A4, 5.514% 4/12/38 (k)		237,000	259,321
Class B, 5.514% 4/12/38 (e)(k)		200,000	193,215
Series 2007-BBA8:
Class K, 1.4658% 3/15/22 (e)(k)		120,000	48,000
Class L, 2.1658% 3/15/22 (e)(k)		253,568	88,749
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (e)(k)		304,000	203,071
Class C, 5.7174% 6/11/40 (e)(k)		255,000	142,898
Class D, 5.7174% 6/11/40 (e)(k)		255,000	132,693
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (e)(k)(m)		165,852,612	1,998,690
Series 2007-T28:
Class A1, 5.422% 9/11/42		182,559	185,993
Class X2, 0.1785% 9/11/42 (e)(k)(m)		81,712,551	614,944
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (e)(k)		857,174	638,394
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,374,354
Class XCL, 2.1173% 5/15/35 (e)(k)(m)		20,262,269	446,299
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	638,740
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	89,060
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		290,000	300,685
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.574% 8/15/21 (e)(k)		678,000	661,050
Class G, 0.594% 8/15/21 (e)(k)		542,222	507,216
Class H, 0.634% 8/15/21 (e)(k)		433,548	390,193
Series 2007-FL3A:
Class MLA1, 1.0658% 4/15/22 (e)(k)		232,363	204,067
Classs MLA2, 1.3158% 4/15/22 (e)(k)		102,753	88,910
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,743,632
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		$ 2,875,972	$ 2,601,796
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)		8,738,561	8,751,566
Class A4, 5.6981% 12/10/49 (k)		5,830,000	6,318,661
Series 2007-FL3A Class A2, 0.4058% 4/15/22 (e)(k)		6,878,000	6,601,147
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49		10,285,734	10,389,721
Class A4, 5.322% 12/11/49		14,623,000	15,412,607
Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(k)		320,000	315,161
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,906,471
Class C, 5.476% 12/11/49		3,581,000	1,253,350
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	86,624
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	16,970
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	9,596
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	8,755
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	3,672
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	12,155
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	51,354
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (k)		1,902,000	2,037,559
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	3,138,300
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (e)(k)		5,171,000	4,809,030
Class C, 0.5358% 4/15/17 (e)(k)		1,531,000	1,408,520
Class D, 0.5758% 4/15/17 (e)(k)		950,056	864,551
Class E, 0.6358% 4/15/17 (e)(k)		802,445	714,176
Class F, 0.6758% 4/15/17 (e)(k)		171,562	147,543
Class G, 0.8158% 4/15/17 (e)(k)		171,562	140,681
Class H, 0.8858% 4/15/17 (e)(k)		171,562	132,103
Class J, 1.1158% 4/15/17 (e)(k)		131,565	92,096
Series 2005-FL11:
Class B, 0.5158% 11/15/17 (e)(k)		175,588	170,320
Class C, 0.5658% 11/15/17 (e)(k)		1,451,600	1,379,020
Class D, 0.6058% 11/15/17 (e)(k)		75,490	70,206
Class E, 0.6558% 11/15/17 (e)(k)		268,371	246,902
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class F, 0.7158% 11/15/17 (e)(k)		$ 185,934	$ 169,200
Class G, 0.7658% 11/15/17 (e)(k)		128,880	115,992
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (e)(k)		2,710,000	2,506,750
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	548,278
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		1,066,164	1,058,168
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		18,931	18,926
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,631,916
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,306,000
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,740,879
Series 2007-C9 Class A4, 5.8148% 12/10/49 (k)		4,209,000	4,598,450
Series 2001-J1A Class F, 6.958% 2/16/34 (e)		600,000	604,757
Series 2001-J2A Class F, 7.0305% 7/16/34 (e)(k)		199,000	196,074
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (e)(k)(m)		3,239,345	469
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	2,175,978
Class XP, 0.4911% 12/10/46 (k)(m)		19,945,239	242,225
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		88,727	92,341
Class G, 6.21% 7/15/31 (e)		554,000	572,968
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		204,930	213,332
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	468,092
Series 1999-C2 Class G, 6% 11/17/32		302,000	275,512
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,811,369
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		10,145,826	10,317,166
Class A3, 5.542% 1/15/49 (k)		3,804,000	3,995,434
Series 2007-C3 Class A4, 5.7203% 6/15/39 (k)		1,144,000	1,217,923
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,331,179
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (k)(m)		12,142,531	219,447
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,812,948
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (e)(k)		$ 6,783,000	$ 5,290,740
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8658% 9/15/21 (e)(k)		270,225	236,935
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,947,884
Series 2002-CP5 Class A1, 4.106% 12/15/35		118,232	119,816
Series 2004-C1:
Class A3, 4.321% 1/15/37		320,003	323,798
Class A4, 4.75% 1/15/37		884,000	929,854
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	1,023,360
Series 1998-C1:
Class F, 6% 5/17/40 (e)		659,000	643,778
Class H, 6% 5/17/40 (e)		90,318	7,813
Series 1998-C2 Class F, 6.75% 11/11/30 (e)		470,000	498,256
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (k)(m)		4,728,983	18,541
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (e)(k)(m)		13,373,956	51,685
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		230,000	225,972
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	122,831
Class J, 4.231% 5/15/38 (e)		300,000	219,239
Series 2006-C1 Class A3, 5.5457% 2/15/39 (k)		10,043,000	10,623,032
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (e)(k)		721,000	648,900
Class C:
0.4358% 2/15/22 (e)(k)		1,864,711	1,640,946
0.5358% 2/15/22 (e)(k)		665,993	559,434
Class F, 0.5858% 2/15/22 (e)(k)		1,331,815	1,092,088
Class L, 2.1658% 2/15/22 (e)(k)		100,000	5,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		17,666,524	17,890,686
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (k)(m)		35,608,965	347,212
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	436,050
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5258% 5/15/23 (e)(k)		450,000	446,314
Class D, 0.7358% 5/15/23 (e)(k)		170,000	165,590
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust: - continued
floater Series 2006-HC1A:
Class F, 0.8658% 5/15/23 (e)(k)		$ 140,000	$ 135,697
Series 2006-HC1A Class C, 0.6658% 5/15/23 (e)(k)		355,000	349,373
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9115% 3/25/17 (e)(k)		160,000	131,150
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4615% 3/25/17 (e)(k)		260,000	206,700
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	332,500
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5571% 11/10/46 (e)		180,000	178,346
Class F, 5.5571% 11/10/46 (e)		330,000	304,037
Class XB, 0.2464% 11/10/46 (e)(m)		20,920,000	392,060
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	328,849
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2251% 6/10/31 (e)(k)		891,000	953,230
Series 2000-CKP1 Class B3, 7.9938% 11/10/33 (k)		230,000	229,690
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		1,500,000	1,573,871
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (e)		770,000	781,627
Class K, 6% 12/12/33 (e)		520,000	518,641
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	678,650
Class G, 6.936% 3/15/33 (e)		1,642,000	1,647,113
Class H, 7.039% 3/15/33 (e)		63,000	63,229
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	453,996
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	210,393
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1633% 9/25/45 (k)		1,290,000	1,252,977
Series 2011-K10 Class B, 4.598% 11/25/49 (e)(k)		240,000	225,707
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		618,525	592,856
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,018,253
Series 2001-1 Class X1, 0.9778% 5/15/33 (e)(k)(m)		6,939,641	74,386
Series 2001-3 Class C, 6.51% 6/10/38		287,000	293,863
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2002-1A Class H, 7.1453% 12/10/35 (e)(k)		$ 65,000	$ 65,864
Series 2007-C1 Class XP, 0.2003% 12/10/49 (k)(m)		36,230,175	192,071
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,926	87,636
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		1,034,955	1,078,772
Class G, 6.75% 4/15/29 (k)		504,000	509,293
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		270,345	280,302
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	6,738
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		114,378	114,909
Class J, 6.974% 8/15/36 (e)		226,000	223,078
Class K, 6.974% 8/15/36 (e)		427,000	154,365
Series 2000-C1:
Class H, 7% 3/15/33 (e)		4,124	4,137
Class K, 7% 3/15/33		90,000	64,505
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	296,425
Series 2005-C1 Class X2, 0.5542% 5/10/43 (k)(m)		7,242,120	54,296
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (e)(k)		715,000	675,839
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		490,000	503,580
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,986,209
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,907,717
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,285
Class J, 6.306% 1/11/35 (e)		760,000	751,401
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	203,914
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (e)(k)(m)		31,836,140	210,134
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (k)		5,013,000	5,288,743
Class A4, 5.8829% 7/10/38 (k)		9,540,000	10,477,157
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(m)		43,800,959	388,856
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (e)(k)		96,000	91,090
Class D, 0.543% 6/6/20 (e)(k)		453,000	416,875
Class E, 0.633% 6/6/20 (e)(k)		526,000	473,337
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
Series 2006-FL8A:
Class F, 0.703% 6/6/20 (e)(k)		$ 835,001	$ 734,696
Class J, 2.013% 6/6/20 (e)(k)		250,000	165,879
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(k)		1,994,000	1,945,512
Class D, 2.3636% 3/6/20 (e)(k)		4,004,000	3,896,413
Class F, 2.8433% 3/6/20 (e)(k)		164,000	158,828
Class G, 3.0177% 3/6/20 (e)(k)		81,000	77,845
Class H, 3.5846% 3/6/20 (e)(k)		60,000	57,437
Class J, 4.4568% 3/6/20 (e)(k)		86,000	80,736
Class L, 6.4193% 3/1/20 (e)(k)		400,000	362,144
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	597,082
Series 1997-GL:
Class G, 7.7695% 7/13/30 (k)		816,778	900,498
Class H, 8.0595% 7/13/30 (e)(k)		230,000	243,225
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (e)(k)		350,000	283,500
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (e)(k)(m)		34,645,578	308,318
Series 2006-GG6 Class A2, 5.506% 4/10/38		7,008,461	7,019,658
Series 2006-RR2:
Class M, 5.6387% 6/23/46 (e)(k)		100,000	0
Class N, 5.6387% 6/23/46 (e)(k)		100,000	0
Series 2010-C1 Class X, 1.585% 8/10/43 (e)(k)(m)		6,349,007	600,616
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,889,879
Series 2007-GG10:
Class A1, 5.69% 8/10/45		96,150	97,459
Class A2, 5.778% 8/10/45		13,561,000	13,906,178
Class A4, 5.8075% 8/10/45 (k)		9,090,000	9,710,335
Series 2010-C2 Class XA, 0.6992% 12/10/43 (e)(k)		5,657,377	183,865
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.114% 9/10/22 (e)(k)		1,120,000	1,068,463
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(k)		625,000	707,746
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(k)		460,000	461,610
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2:
Class D, 5.5307% 11/15/43 (e)(k)		220,000	221,402
Class XB, 0.6703% 11/15/43 (e)(k)(m)		3,600,000	164,766
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		$ 201,000	$ 206,863
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (e)(k)		204,404	190,607
Class D, 5.192% 1/12/37		230,000	236,335
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (e)(k)(m)		2,940,154	579
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4458% 2/15/19 (e)(k)		339,791	333,639
Series 2006-FL1A Class E, 0.6358% 2/15/20 (e)(k)		144,283	133,007
Series 2006-FLA2:
Class A2, 0.3958% 11/15/18 (e)(k)		10,000,000	9,500,000
Class B, 0.4358% 11/15/18 (e)(k)		1,238,455	1,164,147
Class C, 0.4758% 11/15/18 (e)(k)		879,888	827,094
Class D, 0.4958% 11/15/18 (e)(k)		268,033	251,951
Class E, 0.5458% 11/15/18 (e)(k)		386,651	340,253
Class F, 0.5958% 11/15/18 (e)(k)		578,916	497,868
Class G, 0.6258% 11/15/18 (e)(k)		503,029	422,545
Class H, 0.7658% 11/15/18 (e)(k)		386,672	313,204
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (k)		5,657,000	5,912,190
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,301,444
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		903,000	934,673
Class A3, 5.336% 5/15/47		9,409,000	9,999,548
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (k)		6,670,000	7,183,996
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (k)		5,340,000	5,525,582
Series 2007-LDP10 Class A1, 5.122% 1/15/49		29,785	29,931
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,396,859
Class A3, 5.412% 1/15/49		8,142,000	8,653,620
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	152,090
Series 2004-LN2 Class D, 5.213% 7/15/41 (k)		420,000	386,192
Series 2005-CB13 Class E, 5.3502% 1/12/43 (e)(k)		963,000	99,724
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,466,090	10,893,156
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	562,594
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (k)		165,000	97,420
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class C, 5.7447% 2/12/49 (k)		$ 424,000	$ 216,644
Class D, 5.7447% 2/12/49 (k)		447,000	208,788
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	233,141
Class CS, 5.466% 1/15/49 (k)		157,000	84,834
Class ES, 5.5411% 1/15/49 (e)(k)		983,000	249,628
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,193,149	1,245,235
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		642,313	642,635
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (k)		21,615,000	23,323,255
Series 1998-C1 Class D, 6.98% 2/18/30		568,912	569,628
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		583,000	612,150
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		17,073	17,105
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	146,631
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	524,349
Class AM, 5.263% 11/15/40 (k)		67,000	71,138
Series 2006-C1 Class A2, 5.084% 2/15/31		482,477	482,944
Series 2006-C6:
Class A1, 5.23% 9/15/39		163,336	163,489
Class A2, 5.262% 9/15/39 (k)		11,694,000	11,809,150
Series 2006-C7:
Class A1, 5.279% 11/15/38		281,669	284,289
Class A2, 5.3% 11/15/38		2,092,000	2,126,829
Class A3, 5.347% 11/15/38		1,417,000	1,517,941
Class AM, 5.378% 11/15/38		160,000	165,893
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)		158,589	160,898
Class A3, 5.398% 2/15/40		10,000,000	10,340,866
Class A4, 5.424% 2/15/40		5,434,000	5,830,389
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,233,571
Series 2007-C6 Class A2, 5.845% 7/15/40		9,923,845	10,305,926
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,731,594
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,140,813
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(k)		86,000	88,331
Series 2003-C7 Class L, 5.114% 7/15/37 (e)(k)		284,000	192,479
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2:
Class G, 4.595% 3/15/36 (e)(k)		$ 225,000	$ 191,731
Class K, 5.2553% 3/15/36 (e)(k)		500,000	223,046
Class XCP, 1.0355% 3/15/36 (e)(k)(m)		22,208,334	8,248
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	779,714
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (k)(m)		5,887,328	47,777
Series 2005-C5 Class A2, 4.885% 9/15/30		437,946	443,994
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		686,000	645,167
Series 2006-C4:
Class AJ, 5.9031% 6/15/38 (k)		480,000	490,614
Class AM, 5.9031% 6/15/38 (k)		500,000	536,783
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (k)(m)		8,763,693	144,892
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (k)(m)		3,265,697	40,894
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,565,464
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,189,673
Class XCP, 0.2848% 9/15/45 (k)(m)		145,958,021	1,436,431
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (e)(k)		608,683	547,815
Class E, 0.5558% 9/15/21 (e)(k)		2,196,145	1,932,608
Class F, 0.6058% 9/15/21 (e)(k)		1,143,094	971,630
Class G, 0.6258% 9/15/21 (e)(k)		2,258,211	1,829,151
Class H, 0.6658% 9/15/21 (e)(k)		582,579	454,411
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,462,891
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		180,000	184,806
Class I11, 7.72% 2/26/28 (e)		100,000	101,970
Class I12, 7.72% 2/26/28 (e)		100,000	100,590
Class I9, 7.72% 2/26/28 (e)		153,200	155,927
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4345% 10/12/39 (e)	CAD	320,000	234,707
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		620,000	663,400
Series 1998-C3 Class E, 7.0637% 12/15/30 (k)		173,000	184,859
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42		70,480	70,469
Series 2004-MKB1 Class F, 5.5088% 2/12/42 (e)(k)		180,000	172,183
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (k)		3,122,000	3,181,297
Series 2005-LC1 Class F, 5.3853% 1/12/44 (e)(k)		1,655,000	844,517
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1:
Class A2, 5.6109% 5/12/39 (k)		$ 2,247,097	$ 2,316,176
Class AJ, 5.6559% 5/12/39 (k)		160,000	161,089
Class AM, 5.6559% 5/12/39 (k)		100,000	107,288
Series 2007-C1 Class A4, 5.8261% 6/12/50 (k)		7,199,517	7,816,600
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,347,179
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (k)		867,427	846,933
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (k)		2,024,000	2,103,748
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		1,051,279	1,065,284
Class ASB, 5.133% 12/12/49 (k)		1,636,000	1,738,378
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,748,084
Class A4, 5.378% 8/12/48		76,000	79,921
Class B, 5.479% 2/12/17		5,706,000	2,506,361
Series 2007-6:
Class A1, 5.175% 3/12/51		64,797	65,487
Class A4, 5.485% 3/12/51 (k)		14,650,000	15,383,874
Series 2007-7 Class A4, 5.7439% 6/12/50 (k)		6,656,000	7,079,713
Series 2007-8 Class A1, 4.622% 8/12/49		314,080	317,561
Series 2006-4 Class XP, 0.6112% 12/12/49 (k)(m)		34,448,107	662,844
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	931,699
Series 2007-7 Class B, 5.75% 6/12/50		166,000	37,690
Series 2007-8 Class A3, 5.9645% 8/12/49 (k)		1,640,000	1,775,689
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.466% 7/15/19 (e)(k)		357,716	186,012
Class H, 0.646% 7/15/19 (e)(k)		218,957	215,203
Class J, 0.696% 7/15/19 (e)(k)		354,000	287,301
Series 2007-XCLA Class A1, 0.466% 7/17/17 (e)(k)		1,948,246	1,753,421
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (e)(k)		1,092,000	917,280
Class D, 0.456% 10/15/20 (e)(k)		667,354	500,516
Class E, 0.516% 10/15/20 (e)(k)		834,661	542,530
Class F, 0.566% 10/15/20 (e)(k)		500,899	250,450
Class G, 0.606% 10/15/20 (e)(k)		619,188	247,675
Class H, 0.696% 10/15/20 (e)(k)		389,758	38,976
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA:
Class J, 0.846% 10/15/20 (e)(k)		$ 444,903	$ 22,245
Class MHRO, 0.956% 10/15/20 (e)(k)		595,092	190,429
Class MJPM, 1.266% 10/15/20 (e)(k)		33,074	25,467
Class MSTR, 0.966% 10/15/20 (e)(k)		343,918	110,054
Class NHRO, 1.156% 10/15/20 (e)(k)		903,133	198,689
Class NSTR, 1.116% 10/15/20 (e)(k)		315,384	69,384
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (e)(k)(m)		5,235,674	24,632
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		424,620	433,113
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,899,515
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,236
Series 2006-T23 Class A1, 5.682% 8/12/41		254,564	255,133
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		143,334	144,510
Class A31, 5.439% 2/12/44 (k)		964,000	1,001,199
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		302,537	305,609
Class A4, 5.364% 3/15/44		10,000,000	10,438,150
Series 2007-IQ14 Class A1, 5.38% 4/15/49		583,244	593,959
Series 2007-T25 Class A1, 5.391% 11/12/49		231,646	235,540
Series 1997-RR Class F, 7.4398% 4/30/39 (e)(k)		196,311	188,459
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		223,000	136,588
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	154,422
Class O, 5.91% 11/15/31 (e)		291,809	63,134
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (e)(k)(m)		11,254,806	56,013
Series 2004-IQ7 Class E, 5.4% 6/15/38 (e)(k)		120,000	98,400
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	230,300
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (e)(k)(m)		20,117,996	193,416
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (e)(k)(m)		9,538,606	88,410
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (k)		2,950,000	2,984,654
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (k)		2,994,116	3,109,070
Class A4, 5.7317% 10/15/42 (k)		570,000	623,295
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	728,347
Class B, 5.468% 12/15/43		1,902,000	1,236,300
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.803% 8/12/41 (k)		$ 972,000	$ 1,037,361
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)		3,448,000	2,586,000
Series 2007-HQ12 Class A2, 5.5971% 4/12/49 (k)		12,562,822	12,875,272
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,021,078
Class B, 5.7308% 4/15/49 (k)		469,000	257,950
Series 2011-C1 Class E, 5.257% 9/15/47 (e)		573,100	556,446
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9524% 2/23/34 (k)		466,000	517,151
Series 2001-IQA Class F, 6.79% 12/18/32 (e)		152,609	153,052
Series 2001-TOP3 Class E, 7.1804% 7/15/33 (e)(k)		150,000	152,411
Series 2003-TOP9 Class E, 5.7324% 11/13/36 (e)(k)		78,000	70,524
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		128,895	123,941
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (e)		557,626	597,698
Class G, 5% 8/20/30 (e)		361,875	372,801
Class J, 5% 8/20/30 (e)		195,000	187,200
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		1,050,000	1,103,143
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		713,888	763,432
RBSCF Trust Series 2010-MB1 Class D, 4.6672% 4/15/24 (e)(k)		480,000	484,425
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	107,000	82,188
Class G, 4.456% 9/12/38 (e)	CAD	54,000	39,480
Class H, 4.456% 9/12/38 (e)	CAD	36,000	24,464
Class J, 4.456% 9/12/38 (e)	CAD	36,000	22,682
Class K, 4.456% 9/12/38 (e)	CAD	18,000	9,887
Class L, 4.456% 9/12/38 (e)	CAD	26,000	13,200
Class M, 4.456% 9/12/38 (e)	CAD	128,859	35,584
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	86,253
Class G, 4.57% 4/12/23	CAD	42,000	27,405
Class H, 4.57% 4/12/23	CAD	42,000	26,136
Class J, 4.57% 4/12/23	CAD	42,000	24,938
Class K, 4.57% 4/12/23	CAD	21,000	11,904
Class L, 4.57% 4/12/23	CAD	63,000	34,110
Class M, 4.57% 4/12/23	CAD	185,000	45,493
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		$ 135,000	$ 134,784
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	204,939
Class E5, 6.5% 2/18/34 (e)(k)		900,000	929,149
Class E6, 6.5% 2/18/34 (e)(k)		192,000	172,320
Class F6, 6.5% 2/18/34 (e)(k)		43,000	37,088
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		175,083	178,755
Class F, 7.3% 10/12/34 (e)		473,000	485,030
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.041% 8/15/39 (k)		170,000	182,238
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	283,500
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)		1,182,380	1,191,773
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8408% 7/15/24 (e)(k)		110,000	37,374
Class G, 0.8408% 7/15/24 (e)(k)		200,000	65,780
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (e)		180,000	189,935
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (e)(k)		1,276,330	1,225,332
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (e)(k)		1,770,598	1,377,199
Class F, 0.604% 8/11/18 (e)(k)		1,877,987	1,259,056
Class G, 0.624% 8/11/18 (e)(k)		1,779,101	1,091,657
Class J, 0.864% 8/11/18 (e)(k)		395,545	184,103
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (e)(k)		140,220	98,154
Class AP2, 1.0658% 6/15/20 (e)(k)		235,007	152,754
Class F, 0.7458% 6/15/20 (e)(k)		4,565,501	2,967,576
Class LXR1, 0.9658% 6/15/20 (e)(k)		233,916	196,489
Class LXR2, 1.0658% 6/15/20 (e)(k)		3,111,858	2,458,368
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		2,687,455	2,706,604
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,396,244
Series 2006-C27 Class A2, 5.624% 7/15/45		1,548,476	1,561,791
Series 2006-C29:
Class A1, 5.11% 11/15/48		410,200	413,252
Class A3, 5.313% 11/15/48		5,051,000	5,281,434
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class A1, 5.031% 12/15/43		$ 9,005	$ 8,999
Class A3, 5.246% 12/15/43		1,633,000	1,679,058
Class A4, 5.305% 12/15/43		8,604,000	8,784,563
Class A5, 5.342% 12/15/43		2,036,000	2,124,220
Series 2007-C31:
Class A1, 5.14% 4/15/47		11,690	11,683
Class A4, 5.509% 4/15/47		4,299,000	4,526,285
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (k)		15,568,000	16,226,841
Class A3, 5.7456% 6/15/49 (k)		3,229,000	3,442,146
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	892,449
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	338,872
Series 2004-C11:
Class D, 5.3116% 1/15/41 (k)		360,000	338,294
Class E, 5.3616% 1/15/41 (k)		327,000	282,000
Series 2004-C12 Class D, 5.3051% 7/15/41 (k)		280,000	263,533
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	258,294
Class C, 5.21% 8/15/41		170,000	166,612
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(k)		1,464,000	1,405,440
Class 180B, 5.5782% 10/15/41 (e)(k)		666,000	626,040
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,757,897
Series 2005-C22:
Class B, 5.3619% 12/15/44 (k)		4,218,000	3,772,737
Class F, 5.3619% 12/15/44 (e)(k)		3,171,000	1,794,813
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,398,151
Series 2006-C29 Class E, 5.516% 11/15/48 (k)		1,902,000	1,026,554
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	6,321,113
Class C, 5.483% 12/15/43 (k)		5,706,000	2,953,511
Class D, 5.513% 12/15/43 (k)		3,044,000	1,238,162
Class XP, 0.4403% 12/15/43 (e)(k)(m)		21,123,634	256,206
Series 2007-C31 Class C, 5.6933% 4/15/47 (k)		522,000	269,060
Series 2007-C32:
Class D, 5.7456% 6/15/49 (k)		1,431,000	769,608
Class E, 5.7456% 6/15/49 (k)		2,252,000	951,020
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (k)		$ 1,259,000	$ 1,357,673
Series 2007-C33 Class B, 5.8994% 2/15/51 (k)		3,198,000	2,358,661
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		10,192,000	384,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $690,130,978)			841,199,121
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (k)		3,300,000	3,221,229
California Gen. Oblig.:
6.2% 3/1/19		6,044,000	6,392,739
7.5% 4/1/34		5,600,000	5,992,672
7.55% 4/1/39		8,202,000	8,850,696
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	6,803,501
5.665% 3/1/18 (f)		5,425,000	5,436,610
5.877% 3/1/19 (f)		5,295,000	5,308,767
TOTAL MUNICIPAL SECURITIES (Cost $40,855,478)			42,006,214
Foreign Government and Government Agency Obligations - 1.7%

Arab Republic of Egypt:
5.75% 4/29/20 (e)		1,275,000	1,188,938
6.875% 4/30/40 (e)		1,395,000	1,241,550
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,463,136	2,952,324
par 2.5% 12/31/38 (d)		3,210,000	1,332,150
0.4677% 8/3/12 (k)		7,487,500	7,184,528
7% 3/28/11		7,210,000	7,216,209
7% 9/12/13		10,045,000	10,047,232
7% 10/3/15		5,025,000	4,586,848
Aruba Government 6.4% 9/6/15 (e)		350,000	367,500
Bahamian Republic 6.95% 11/20/29 (e)		805,000	825,125
Barbados Government 7.25% 12/15/21 (e)		647,000	659,940
Belarus Republic 8.75% 8/3/15		1,955,000	1,921,765
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Bermuda Government 5.603% 7/20/20 (e)		$ 470,000	$ 491,150
Brazilian Federative Republic:
5.625% 1/7/41		1,135,000	1,112,300
5.875% 1/15/19		325,000	359,125
6% 9/15/13		200,007	209,507
7.125% 1/20/37		430,000	507,400
8.75% 2/4/25		545,000	733,025
10.125% 5/15/27		340,000	510,000
12.25% 3/6/30		455,000	800,800
Buenos Aires Province 11.75% 10/5/15 (e)		515,000	528,905
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,340,000	1,554,400
Chilean Republic 7.125% 1/11/12		3,045,000	3,203,340
Colombian Republic:
6.125% 1/18/41		1,200,000	1,218,000
7.375% 3/18/19		1,465,000	1,747,013
7.375% 9/18/37		2,130,000	2,524,050
10.375% 1/28/33		965,000	1,423,375
11.75% 2/25/20		950,000	1,425,000
Congo Republic 3% 6/30/29 (d)		1,562,750	922,023
Croatia Republic:
6.625% 7/14/20 (e)		855,000	880,650
6.75% 11/5/19 (e)		1,455,000	1,512,327
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (e)		1,260,000	1,363,950
8.25% 10/24/12 (e)		1,070,000	1,142,225
Dominican Republic:
1.2713% 8/30/24 (k)		1,350,000	1,198,125
7.5% 5/6/21 (e)		1,140,000	1,172,832
9.04% 1/23/18 (e)		967,284	1,073,686
Ecuador Republic 5% 2/28/25		218,000	159,140
El Salvador Republic:
7.375% 12/1/19 (e)		745,000	812,050
7.625% 2/1/41 (e)		525,000	517,125
7.65% 6/15/35 (Reg. S)		1,265,000	1,271,325
7.75% 1/24/23 (Reg. S)		1,070,000	1,187,700
8.25% 4/10/32 (Reg. S)		375,000	410,625
Gabonese Republic 8.2% 12/12/17 (e)		1,310,000	1,444,275
Georgia Republic 7.5% 4/15/13		2,470,000	2,581,150
Ghana Republic 8.5% 10/4/17 (e)		1,375,000	1,488,438
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		1,335,000	1,314,975
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Hungarian Republic:
4.75% 2/3/15		$ 880,000	$ 886,600
6.25% 1/29/20		2,250,000	2,306,250
Indonesian Republic:
5.875% 3/13/20 (e)		1,560,000	1,671,150
6.625% 2/17/37 (e)		1,000,000	1,065,000
6.875% 1/17/18 (e)		980,000	1,109,850
7.5% 1/15/16 (e)		485,000	563,813
7.75% 1/17/38 (e)		1,690,000	2,011,100
8.5% 10/12/35 (Reg. S)		1,360,000	1,754,400
11.625% 3/4/19 (e)		1,520,000	2,188,800
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,610,000	3,086,550
Ivory Coast 2.5% 12/31/32 (b)(d)		2,710,000	1,009,475
Jordanian Kingdom 3.875% 11/12/15		1,020,000	932,025
Lebanese Republic 4% 12/31/17		2,702,000	2,600,675
Lithuanian Republic:
5.125% 9/14/17 (e)		430,000	419,250
6.75% 1/15/15 (e)		1,905,000	2,047,875
7.375% 2/11/20 (e)		1,685,000	1,847,181
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		560,000	644,000
Peruvian Republic:
3% 3/7/27 (d)		435,000	374,100
5.625% 11/18/50		1,440,000	1,339,200
7.35% 7/21/25		950,000	1,147,125
8.75% 11/21/33		2,515,000	3,449,323
Philippine Republic:
6.375% 1/15/32		515,000	547,188
6.375% 10/23/34		760,000	801,800
6.5% 1/20/20		805,000	915,688
9.5% 2/2/30		260,000	369,850
9.5% 2/2/30		345,000	490,763
10.625% 3/16/25		520,000	785,200
Polish Government 3.875% 7/16/15		840,000	850,500
Provincia de Cordoba 12.375% 8/17/17 (e)		1,160,000	1,203,500
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,900,000	3,412,500
Republic of Nigeria 6.75% 1/28/21 (e)		1,605,000	1,574,906
Republic of Serbia 6.75% 11/1/24 (e)		6,869,334	6,869,334
Russian Federation:
3.625% 4/29/15 (e)		1,100,000	1,101,100
5% 4/29/20 (e)		1,900,000	1,896,200
7.5% 3/31/30 (Reg. S)		9,685,690	11,211,186
11% 7/24/18 (Reg. S)		335,000	470,675
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Russian Federation: - continued
12.75% 6/24/28 (Reg. S)		$ 1,800,000	$ 3,132,000
Turkish Republic:
5.625% 3/30/21		815,000	812,963
6% 1/14/41		350,000	318,063
6.75% 4/3/18		1,395,000	1,531,013
6.75% 5/30/40		805,000	807,013
6.875% 3/17/36		2,920,000	2,982,196
7% 9/26/16		1,360,000	1,518,168
7.25% 3/15/15		730,000	817,600
7.25% 3/5/38		1,400,000	1,491,000
7.375% 2/5/25		3,590,000	4,034,442
7.5% 7/14/17		1,285,000	1,468,113
7.5% 11/7/19		745,000	851,163
11.875% 1/15/30		860,000	1,395,866
Ukraine Cabinet of Ministers:
6.875% 3/4/11 (Reg. S)		4,605,000	4,605,527
7.65% 6/11/13 (e)		1,310,000	1,372,225
7.95% 2/23/21 (e)		325,000	326,219
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		840,000	867,300
Ukraine Government:
6.385% 6/26/12 (e)		1,535,000	1,579,515
6.75% 11/14/17 (e)		2,295,000	2,263,444
6.875% 9/23/15 (e)		880,000	894,300
7.75% 9/23/20 (e)		1,230,000	1,235,535
United Mexican States:
5.125% 1/15/20		820,000	860,180
5.625% 1/15/17		740,000	815,850
5.75% 10/12/10		964,000	863,937
6.05% 1/11/40		1,788,000	1,832,700
6.75% 9/27/34		720,000	806,400
7.5% 4/8/33		425,000	520,625
8.3% 8/15/31		420,000	558,600
Uruguay Republic:
6.875% 9/28/25		585,000	668,363
7.875% 1/15/33 pay-in-kind		1,570,000	1,891,850
8% 11/18/22		2,566,902	3,163,707
Venezuelan Republic:
1.3031% 4/20/11 (Reg. S) (k)		6,235,000	6,194,473
6% 12/9/20		860,000	494,500
7% 3/31/38		815,000	450,288
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Venezuelan Republic: - continued
8.5% 10/8/14		$ 960,000	$ 842,400
9% 5/7/23 (Reg. S)		3,100,000	2,069,250
9.25% 9/15/27		2,235,000	1,598,025
9.25% 5/7/28 (Reg. S)		1,000,000	665,000
9.375% 1/13/34		1,235,000	821,275
10.75% 9/19/13		830,000	819,625
12.75% 8/23/22		3,605,000	3,037,213
13.625% 8/15/18		2,328,000	2,234,880
Vietnamese Socialist Republic:
1.2997% 3/12/16 (k)		908,696	845,087
4% 3/12/28 (d)		3,195,000	2,619,900
6.75% 1/29/20 (e)		1,405,000	1,405,000
6.875% 1/15/16 (e)		1,230,000	1,291,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,660,759)			214,952,545
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	257,365
Eurasian Development Bank 7.375% 9/29/14 (e)		1,100,000	1,205,875
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,336,727)			1,463,240
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e) (Cost $15)	1,517	15
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	62,000	3,154,560
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	$ 1,372,966
TOTAL CONVERTIBLE PREFERRED STOCKS		4,527,526
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (e)	3,095	2,917,038
TOTAL PREFERRED STOCKS (Cost $7,078,136)		7,444,564
Floating Rate Loans - 0.4%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.198% 12/27/14 (k)	$ 3,386,575	3,276,511
Tranche C, term loan 2.1975% 12/27/15 (k)	2,127,197	2,047,427
		5,323,938
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan:
5.25% 12/22/16 (f)(k)	2,140,000	2,140,000
7% 12/22/16 (k)	1,241,888	1,260,516
		3,400,516
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	997,500
Las Vegas Sands LLC:
Tranche B, term loan 3.04% 11/23/16 (k)	2,442,186	2,426,922
Tranche I, term loan 3.04% 11/23/16 (k)	501,767	498,631
Six Flags, Inc. Tranche B, term loan 5.5% 6/30/16 (k)	1,295,000	1,314,425
		5,237,478
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9115% 1/29/16 (k)	1,971,432	1,801,396
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Newsday LLC term loan 10.5% 8/1/13	$ 3,505,000	$ 3,728,619
Univision Communications, Inc. term loan 4.5115% 3/31/17 (k)	3,390,902	3,306,130
		8,836,145
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B, term loan 4.75% 1/26/18 (k)	325,000	325,000
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	345,000	347,588
		672,588
TOTAL CONSUMER DISCRETIONARY		23,470,665
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (k)	605,000	609,538
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (k)	3,787,700	3,896,596
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (k)	155,000	155,581
		4,052,177
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.514% 4/30/14 (k)	4,150,312	4,067,305
US Airways Group, Inc. term loan 2.7615% 3/23/14 (k)	1,055,000	970,600
		5,037,905
Road & Rail - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (k)	636,764	641,540
TOTAL INDUSTRIALS		5,679,445
Floating Rate Loans - continued
	Principal Amount (c)	Value
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	$ 245,000	$ 248,063
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 3.0115% 9/24/14 (k)	3,690,000	3,487,050
TOTAL INFORMATION TECHNOLOGY		3,735,113
MATERIALS - 0.0%
Chemicals - 0.0%
Styron Corp. Tranche B, term loan 6% 8/2/17 (k)	420,000	423,675
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,106,300
TOTAL MATERIALS		2,529,975
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.764% 7/3/15 (k)	3,494,397	3,476,925
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (k)	2,425,000	2,340,125
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,270,000	2,284,188
		8,101,238
TOTAL FLOATING RATE LOANS (Cost $43,719,386)		48,178,151
Sovereign Loan Participations - 0.0%

Indonesian Republic:
loan participation:
- Citibank 1.25% 12/14/19 (k)	1,717,399	1,605,768
- Goldman Sachs 1.25% 12/14/19 (k)	975,000	911,625
1.25% 12/14/19 (k)	119,571	111,799
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,328,596)		2,629,192
Bank Notes - 0.0%
	Principal Amount (c)	Value
National City Bank, Cleveland 0.3959% 3/1/13 (k)	$ 1,237,000	$ 1,229,657
Wachovia Bank NA 6% 11/15/17	2,243,000	2,513,484
TOTAL BANK NOTES (Cost $3,597,465)		3,743,141
Fixed-Income Funds - 20.3%
	Shares
Fidelity Floating Rate Central Fund (l)	3,948,352	403,047,758
Fidelity Mortgage Backed Securities Central Fund (l)	21,301,705	2,230,288,539
TOTAL FIXED-INCOME FUNDS (Cost $2,498,982,203)		2,633,336,297
Preferred Securities - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (e)	$ 3,793,000	3,839,501
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (k)	1,312,000	1,184,749
MUFG Capital Finance 1 Ltd. 6.346% (k)	3,828,000	3,942,129
		5,126,878
TOTAL PREFERRED SECURITIES (Cost $6,979,410)		8,966,379
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $585,536,000)	$ 585,539,417	$ 585,536,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $12,710,865,049)		13,357,178,829
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(415,489,303)
NET ASSETS - 100%		12,941,689,526
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $480,000) (j)

	Sept. 2037	$ 2,691,612	$ (2,515,912)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $1,058,000) (j)	Sept. 2037	3,095,354	(2,893,299)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $651,000) (j)	Sept. 2037	1,884,129	(1,761,139)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $936,000) (j)	Sept. 2037	4,844,902	(4,528,642)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $347,750) (j)	Sept. 2037	1,749,548	(1,635,343)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)	August 2034	25,883	(14,355)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	25,312	(19,126)
TOTAL CREDIT DEFAULT SWAPS		$ 14,317,527	(13,368,558)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	2,450,620
TOTAL INTEREST RATE SWAPS		$ 214,317,527	$ (10,917,938)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,075,688,593 or 8.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,952,511.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $693,521 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.423% 8/1/19	2/17/11	$ 686,783
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$585,536,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 48,936,266
Bank of America NA	43,498,904
Barclays Capital, Inc.	24,223,452
Credit Agricole Securities (USA), Inc.	21,749,452
Deutsche Bank Securities, Inc.	24,956,539
Goldman, Sachs & Co.	5,437,363
HSBC Securities (USA), Inc.	65,248,355
ING Financial Markets LLC	40,236,486
J.P. Morgan Securities, Inc.	65,248,355
Merrill Lynch Government Securities, Inc.	19,574,507
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,028,772
Mizuho Securities USA, Inc.	119,621,984
RBC Capital Markets Corp.	5,437,363
Societe Generale, New York Branch	43,498,904
Wells Fargo Securities LLC	27,839,298
$ 585,536,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,184,744
Fidelity Floating Rate Central Fund	8,630,741
Fidelity Mortgage Backed Securities Central Fund	26,123,064
Total	$ 36,938,549
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ 175,194,123*	$ -	0.0%
Fidelity Floating Rate Central Fund	392,753,749	8,630,741	25,008,160	403,047,758	13.6%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	761,530,232	-	2,230,288,539	22.4%
Total	$ 2,056,140,835	$ 770,160,973	$ 200,202,283	$ 2,633,336,297
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,154,560	$ 3,154,560	$ -	$ -
Financials	2,917,053	-	2,917,038	15
Utilities	1,372,966	1,372,966	-	-
Corporate Bonds	3,151,652,528	-	3,150,241,758	1,410,770
U.S. Government and Government Agency Obligations	3,725,706,739	-	3,725,706,739	-
U.S. Government Agency - Mortgage Securities	$ 1,526,982,045	$ -	$ 1,526,982,045	$ -
Asset-Backed Securities	324,517,225	-	304,366,173	20,151,052
Collateralized Mortgage Obligations	238,865,433	-	237,601,239	1,264,194
Commercial Mortgage Securities	841,199,121	-	786,938,606	54,260,515
Municipal Securities	42,006,214	-	42,006,214	-
Foreign Government and Government Agency Obligations	214,952,545	-	213,842,298	1,110,247
Supranational Obligations	1,463,240	-	1,463,240	-
Floating Rate Loans	48,178,151	-	47,180,651	997,500
Sovereign Loan Participations	2,629,192	-	2,629,192	-
Bank Notes	3,743,141	-	3,743,141	-
Fixed-Income Funds	2,633,336,297	2,633,336,297	-	-
Preferred Securities	8,966,379	-	8,966,379	-
Cash Equivalents	585,536,000	-	585,536,000	-
Total Investments in Securities:	$ 13,357,178,829	$ 2,637,863,823	$ 10,640,120,713	$ 79,194,293
Derivative Instruments:
Assets
Swap Agreements	$ 2,450,620	$ -	$ 2,450,620	$ -
Liabilities
Swap Agreements	$ (13,368,558)	$ -	$ (13,348,690)	$ (19,868)
Total Derivative Instruments:	$ (10,917,938)	$ -	$ (10,898,070)	$ (19,868)
Other Financial Instruments:
Forward Commitments	$ (2,633,149)	$ -	$ (2,633,149)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	1,055,956
Total Unrealized Gain (Loss)	11,530,749
Cost of Purchases	12,551,238
Proceeds of Sales	(5,877,418)
Amortization/Accretion	884,173
Transfers in to Level 3	11,998,624
Transfers out of Level 3	(54,389,196)
Ending Balance	$ 79,194,293
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 10,654,959
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	2,151
Transfers in to Level 3	-
Transfers out of Level 3	16,179
Ending Balance	$ (19,868)
Realized gain (loss) on Swap Agreements for the period	$ 845
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 2,151

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (13,368,558)
Interest Rate Risk
Swap Agreements (a)	2,450,620	-
Total Value of Derivatives	$ 2,450,620	$ (13,368,558)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $585,536,000) - See accompanying schedule: Unaffiliated issuers (cost $10,211,882,846)	$ 10,723,842,532
Fidelity Central Funds (cost $2,498,982,203)	2,633,336,297
Total Investments (cost $12,710,865,049)		$ 13,357,178,829
Commitment to sell securities on a delayed delivery basis	(768,766,614)
Receivable for securities sold on a delayed delivery basis	766,133,465	(2,633,149)
Receivable for investments sold, regular delivery basis		197,971,546
Cash		1,501,442
Receivable for swap agreements		2,023
Receivable for fund shares sold		22,621,684
Dividends receivable		40,085
Interest receivable		78,895,273
Distributions receivable from Fidelity Central Funds		5,602,801
Unrealized appreciation on swap agreements		2,450,620
Other receivables		48,875
Total assets		13,663,680,029

Liabilities
Payable for investments purchased Regular delivery	$ 28,966,018
Delayed delivery	657,387,067
Payable for swap agreements	236,452
Payable for fund shares redeemed	15,209,649
Distributions payable	1,587,934
Unrealized depreciation on swap agreements	13,368,558
Accrued management fee	3,315,389
Distribution and service plan fees payable	290,241
Other affiliated payables	1,577,096
Other payables and accrued expenses	52,099
Total liabilities		721,990,503

Net Assets		$ 12,941,689,526
Net Assets consist of:
Paid in capital		$ 12,450,234,271
Undistributed net investment income		65,499,604
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(207,799,980)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		633,755,631
Net Assets		$ 12,941,689,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,163,936,919 ÷ 108,066,935 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($43,681,759 ÷ 4,060,106 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($10,211,165 ÷ 947,846 shares)A	$ 10.77

Class C: Net Asset Value and offering price per share ($74,776,166 ÷ 6,943,449 shares)A	$ 10.77

Total Bond: Net Asset Value, offering price and redemption price per share ($11,128,534,619 ÷ 1,033,402,924 shares)	$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($520,548,898 ÷ 48,400,263 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2011

Investment Income
Dividends		$ 616,201
Interest		240,341,919
Income from Fidelity Central Funds		36,938,549
Total income		277,896,669

Expenses
Management fee	$ 20,069,896
Transfer agent fees	7,291,311
Distribution and service plan fees	1,681,944
Fund wide operations fee	2,160,993
Independent trustees' compensation	24,481
Miscellaneous	23,279
Total expenses before reductions	31,251,904
Expense reductions	(2,026)	31,249,878
Net investment income (loss)		246,646,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,863,378
Fidelity Central Funds	23,270,782
Foreign currency transactions	(1,506)
Swap agreements	(650,446)
Total net realized gain (loss)		167,482,208
Change in net unrealized appreciation (depreciation) on: Investment securities	(242,416,745)
Assets and liabilities in foreign currencies	254
Swap agreements	1,113,625
Delayed delivery commitments	(2,512,611)
Total change in net unrealized appreciation (depreciation)		(243,815,477)
Net gain (loss)		(76,333,269)
Net increase (decrease) in net assets resulting from operations		$ 170,313,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 246,646,791	$ 543,147,424
Net realized gain (loss)	167,482,208	409,784,472
Change in net unrealized appreciation (depreciation)	(243,815,477)	507,776,768
Net increase (decrease) in net assets resulting from operations	170,313,522	1,460,708,664
Distributions to shareholders from net investment income	(256,313,887)	(513,099,556)
Distributions to shareholders from net realized gain	(244,515,506)	(40,443,047)
Total distributions	(500,829,393)	(553,542,603)
Share transactions - net increase (decrease)	384,856,820	9,934,978
Total increase (decrease) in net assets	54,340,949	917,101,039

Net Assets
Beginning of period	12,887,348,577	11,970,247,538
End of period (including undistributed net investment income of $65,499,604 and undistributed net investment income of $75,166,700, respectively)	$ 12,941,689,526	$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.191	.428	.494	.488	.508	.043	.476
Net realized and unrealized gain (loss)	(.060)	.778	.231	(.189)	(.141)	.105	(.294) H
Total from investment operations	.131	1.206	.725	.299	.367	.148	.182
Distributions from net investment income	(.200)	(.402)	(.447)	(.474)	(.470)	(.038)	(.432)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.411)	(.436)	(.515)	(.499)	(.487)	(.038)	(.472)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	1.21%	11.97%	7.79%	2.93%	3.57%	1.44%	1.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.85% A	.82%	.80%	.80%	.77%	.73%A	.79%
Expenses net of fee waivers, if any	.85%A	.82%	.80%	.80%	.77%	.73%A	.79%
Expenses net of all reductions	.85%A	.82%	.80%	.80%	.77%	.73%A	.79%
Net investment income (loss)	3.56%A	4.00%	5.17%	4.77%	4.93%	4.98%A	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,163,937	$ 805,816	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545
Portfolio turnover rate G	165%A,L	130%	104%L	122%	116%L	53%A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.195	.426	.488	.489	.508	.042	.466
Net realized and unrealized gain (loss)	(.062)	.778	.233	(.191)	(.143)	.105	(.296) H
Total from investment operations	.133	1.204	.721	.298	.365	.147	.170
Distributions from net investment income	(.202)	(.400)	(.443)	(.473)	(.468)	(.037)	(.420)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.413)	(.434)	(.511)	(.498)	(.485)	(.037)	(.460)
Net asset value, end of period	$ 10.76	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B,C,D	1.23%	11.97%	7.74%	2.92%	3.55%	1.43%	1.66%
Ratios to Average Net Assets F,J
Expenses before reductions	.82% A	.82%	.85%	.81%	.78%	.87% A	.91%
Expenses net of fee waivers, if any	.82% A	.82%	.85%	.81%	.78%	.87% A	.90%
Expenses net of all reductions	.82% A	.82%	.85%	.80%	.78%	.87% A	.90%
Net investment income (loss)	3.59% A	4.01%	5.12%	4.76%	4.92%	4.84% A	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,682	$ 71,349	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.155	.351	.423	.413	.432	.037	.399
Net realized and unrealized gain (loss)	(.071)	.787	.233	(.190)	(.145)	.104	(.296) H
Total from investment operations	.084	1.138	.656	.223	.287	.141	.103
Distributions from net investment income	(.163)	(.324)	(.378)	(.398)	(.390)	(.031)	(.353)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.374)	(.358)	(.446)	(.423)	(.407)	(.031)	(.393)
Net asset value, end of period	$ 10.77	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	.78%	11.26%	7.01%	2.17%	2.77%	1.38%	1.01%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.59%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Expenses net of all reductions	1.54% A	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Net investment income (loss)	2.87% A	3.29%	4.44%	4.03%	4.17%	4.22% A	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,211	$ 13,017	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.156	.354	.425	.413	.429	.036	.389
Net realized and unrealized gain (loss)	(.061)	.778	.232	(.189)	(.145)	.105	(.293) H
Total from investment operations	.095	1.132	.657	.224	.284	.141	.096
Distributions from net investment income	(.164)	(.328)	(.379)	(.399)	(.387)	(.031)	(.346)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.375)	(.362)	(.447)	(.424)	(.404)	(.031)	(.386)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C,D	.88%	11.20%	7.02%	2.18%	2.75%	1.37%	.94%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of all reductions	1.52% A	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Net investment income (loss)	2.89% A	3.32%	4.45%	4.03%	4.15%	4.13% A	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,776	$ 91,439	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770
Portfolio turnover rate G	165% A,L	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income (loss) D	.213	.466	.527	.524	.543	.046	.506
Net realized and unrealized gain (loss)	(.061)	.778	.232	(.189)	(.143)	.105	(.290) G
Total from investment operations	.152	1.244	.759	.335	.400	.151	.216
Distributions from net investment income	(.221)	(.440)	(.481)	(.510)	(.503)	(.041)	(.466)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.432)	(.474)	(.549)	(.535)	(.520)	(.041)	(.506)
Net asset value, end of period	$ 10.77	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B,C	1.41%	12.37%	8.17%	3.29%	3.89%	1.46%	2.11%
Ratios to Average Net Assets E,I
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.45%
Net investment income (loss)	3.95% A	4.37%	5.52%	5.12%	5.25%	5.26% A	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,128,535	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817
Portfolio turnover rate F	165% A,K	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Income from Investment Operations
Net investment income (loss) D	.208	.458	.518	.516	.527	.045	.493
Net realized and unrealized gain (loss)	(.060)	.788	.224	(.186)	(.134)	.105	(.294) G
Total from investment operations	.148	1.246	.742	.330	.393	.150	.199
Distributions from net investment income	(.217)	(.432)	(.474)	(.505)	(.496)	(.040)	(.459)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.428)	(.466)	(.542)	(.530)	(.513)	(.040)	(.499)
Net asset value, end of period	$ 10.76	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B,C	1.37%	12.41%	7.99%	3.24%	3.83%	1.46%	1.95%
Ratios to Average Net Assets E,I
Expenses before reductions	.54% A	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of fee waivers, if any	.54% A	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of all reductions	.54% A	.52%	.53%	.51%	.49%	.54% A	.56%
Net investment income (loss)	3.86% A	4.30%	5.45%	5.06%	5.21%	5.16% A	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520,549	$ 509,388	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933
Portfolio turnover rate F	165% A,K	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset back securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 624,076,015
Gross unrealized depreciation	(129,990,711)
Net unrealized appreciation (depreciation) on securities and other investments	$ 494,085,304

Tax cost	$ 12,863,093,525

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,510,854)	$ 1,450,705
Interest Rate Risk
Swap Agreements	860,408	(337,080)
Totals (a)	$ (650,446)	$ 1,113,625

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $14,317,527 representing .11% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and in-kind transactions aggregated $1,763,500,052 and $1,236,496,273, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,135,918	$ 10,008
Class T	-%	.25%	69,784	586
Class B	.65%	.25%	54,882	39,833
Class C	.75%	.25%	421,360	96,022
			$ 1,681,944	$ 146,449

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,088
Class T	4,104
Class B*	7,631
Class C*	6,813
$ 37,636

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bonds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,098,760.24
Class T	59,943.21
Class B	16,667.28
Class C	65,067.16
Total Bond	5,576,553.10
Institutional Class	474,321.19
	$ 7,291,311

* Annualized

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7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange In-Kind. During the period, the Fund redeemed in-kind 1,615,765 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $175,194,123 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $23,164,788 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,279 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $120,244.

Semiannual Report

Notes to Financial Statements - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $117 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,909.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011A	Year ended August 31, 2010 A
From net investment income
Class A	$ 16,651,786	$ 12,047,548
Class T	1,073,229	2,077,349
Class B	183,462	318,564
Class C	1,272,665	2,301,111
Total Bond	227,051,049	466,064,893
Class F	129,141	3,199,988
Institutional Class	9,952,555	27,090,103
Total	$ 256,313,887	$ 513,099,556
From net realized gain
Class A	$ 17,069,273	$ 414,764
Class T	1,197,404	166,992
Class B	247,157	32,729
Class C	1,677,647	224,151
Total Bond	214,891,467	37,012,590
Class F	-	328,077
Institutional Class	9,432,558	2,263,744
Total	$ 244,515,506	$ 40,443,047

A All Class F shares were redeemed on September 30, 2010.

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011 A	Year ended August 31, 2010 A	Six months ended February 28, 2011 A	Year ended August 31, 2010 A
Class A
Shares sold	41,486,248	81,938,740	$ 448,393,213	$ 881,456,370
Reinvestment of distributions	3,031,805	1,085,950	32,896,987	11,735,735
Shares redeemed	(9,353,527)	(20,631,216)	(101,335,201)	(224,850,719)
Net increase (decrease)	35,164,526	62,393,474	$ 379,954,999	$ 668,341,386
Class T
Shares sold	2,537,239	5,482,327	$ 27,652,511	$ 59,090,633
Reinvestment of distributions	183,026	193,214	1,984,020	2,057,888
Shares redeemed	(5,121,904)	(3,897,766)	(55,397,087)	(41,737,610)
Net increase (decrease)	(2,401,639)	1,777,775	$ (25,760,556)	$ 19,410,911
Class B
Shares sold	78,929	634,184	$ 866,634	$ 6,787,446
Reinvestment of distributions	32,996	24,969	358,727	266,359
Shares redeemed	(341,439)	(362,539)	(3,686,963)	(3,860,818)
Net increase (decrease)	(229,514)	296,614	$ (2,461,602)	$ 3,192,987
Class C
Shares sold	1,224,509	5,045,673	$ 13,308,731	$ 53,748,889
Reinvestment of distributions	241,937	208,443	2,628,722	2,222,830
Shares redeemed	(2,796,344)	(2,426,055)	(30,287,422)	(25,927,799)
Net increase (decrease)	(1,329,898)	2,828,061	$ (14,349,969)	$ 30,043,920
Total Bond
Shares sold	216,731,700	422,908,452	$ 2,357,311,024	$ 4,503,077,533
Reinvestment of distributions	38,720,003	45,440,114	420,495,949	483,982,145
Shares redeemed	(248,355,504)	(499,273,762)	(2,700,493,033)	(5,322,918,715)
Net increase (decrease)	7,096,199	(30,925,196)	$ 77,313,940	$ (335,859,037)
Class F
Shares sold	320,293	22,658,279	$ 3,532,515	$ 240,489,270
Reinvestment of distributions	11,655	330,686	129,141	3,528,064
Shares redeemed	(5,214,739)	(18,138,196)	(57,498,547)	(194,727,472)
Net increase (decrease)	(4,882,791)	4,850,769	$ (53,836,891)	$ 49,289,862

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2011A	Year ended August 31, 2010 A	Six months ended February 28, 2011A	Year ended August 31, 2010 A
Institutional Class
Shares sold	6,710,698	7,672,038	$ 72,954,628	$ 81,533,429
Reinvestment of distributions	1,758,572	2,731,098	19,072,225	29,005,332
Shares redeemed	(6,217,142)	(50,480,446)	(68,029,954)	(535,023,812)
Net increase (decrease)	2,252,128	(40,077,310)	$ 23,996,899	$ (424,485,051)

A All Class F shares were redeemed on September 30, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for the period.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-USAN-0411
1.804584.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 4, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 4, 2011